As filed with the Securities and Exchange Commission on July 2, 2026

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-23973

WELLINGTON GLOBAL MULTI-STRATEGY FUND

(Exact name of registrant as specified in charter)

280 Congress Street Boston, MA 02210

(Address of principal executive offices) (Zip code)

Kyle T. Sullivan, Wellington Management Company LLP, 280 Congress Street Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-888-287-3403

Date of fiscal year end:	October 31

Date of reporting period:	April 30, 2026

Item 1. Reports to Stockholders.

(a)

WELLINGTON
MANAGEMENT®

Wellington Global Multi-Strategy Fund

SEMI-ANNUAL REPORT
(UNAUDITED)

April 30, 2026

Wellington Global Multi-Strategy Fund
Table of Contents
April 30, 2026

TOP ISSUERS

% of Total Fund’s Net Assets

INVESTMENTS
U.K. Government	92.1%
Italy Buoni Poliennali Del Tesoro	88.6%
U.S. Government	69.4%
European Union	54.4%
Bundesrepublik Deutschland Bundesanleihe	42.5%
Hellenic Republic Government Bonds	26.1%
Sweden Government Bonds	22.0%
Spain Government Bonds	21.3%
CPPIB Capital, Inc.	20.4%
PSP Capital, Inc.	16.0%

SECURITIES SOLD SHORT
Italy Buoni Poliennali Del Tesoro	105.5%
U.K. Government	104.7%
European Union	74.3%
U.S. Government	67.3%
Bundesrepublik Deutschland Bundesanleihe	51.0%
Australia Government Bonds	43.3%
Spain Government Bonds	34.9%
Sweden Government Bonds	27.5%
Japan Government	14.4%
French Republic Government Bonds OAT	7.3%

TOP MARKET SECTORS

% of Total Fund’s Net Assets

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT which is available on the SEC’s website at www.sec.gov and on the Fund’s website at www.wellington.com/en-us/intermediary/funds/global-multi-strategy-fund.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited)
April 30, 2026

Shares	Investments	Cost	Fair Value
	Common Stock (A) (2.63%)
	Australia (0.09%)
	Metals & Mining
1,920	Lynas Rare Earths Ltd.	$16,651	$26,694
	Oil, Gas & Consumable Fuels
523	Tamboran Resources Corp.	18,525	18,880
	Total Australia	35,176	45,574
	Austria (0.02%)
	Construction & Engineering
84	Strabag SE	8,665	8,865
	Canada (0.04%)
	Oil, Gas & Consumable Fuels
1,704	NexGen Energy Ltd.	14,731	21,358
	China (0.01%)
	Textiles, Apparel & Luxury Goods
95	Laopu Gold Co., Ltd. Class H	9,000	6,761
	Cyprus (0.13%)
	Banks
6,118	Bank of Cyprus Holdings PLC	51,495	66,254
	France (0.42%)
	Ground Transportation
12,706	Ayvens SA 144A	143,036	171,297
	Media
2,376	Altice USA, Inc.	41,162	48,439
	Total France	184,198	219,736
	Germany (0.07%)
	Machinery
613	JOST Werke SE 144A	45,536	37,253
	Japan (0.02%)
	Semiconductors & Semiconductor Equipment
300	Kokusai Electric Corp.	12,536	12,476
	Spain (0.09%)
	Diversified REITs
2,579	Merlin Properties Socimi SA	40,599	45,053
	Sweden (0.02%)
	Banks
1,195	NOBA Bank Group AB	13,422	10,968
	United Kingdom (0.17%)
	Banks
19,647	Shawbrook Group PLC 144A	102,151	87,551
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Shares	Investments	Cost	Fair Value
	Common Stock (A) (continued)
	United States (1.55%)
	Aerospace & Defense
365	Kratos Defense & Security Solutions, Inc.	$30,660	$23,013
	Biotechnology
2,853	CytomX Therapeutics, Inc.	15,043	12,040
100	Dianthus Therapeutics, Inc.	8,100	8,780
200	Revolution Medicines, Inc.	28,400	28,824
259	Spyre Therapeutics, Inc.	16,058	19,282
	Construction & Engineering
2,146	Centuri Holdings, Inc.	42,062	80,690
	Energy Equipment & Services
3,317	Innovex International, Inc.	85,413	92,113
	Oil, Gas & Consumable Fuels
1,778	Diamondback Energy, Inc.	307,594	365,610
637	SM Energy Co.	14,555	19,766
	Pharmaceuticals
103	VeraDermics, Inc.	10,300	10,300
	Semiconductors & Semiconductor Equipment
300	NVIDIA Corp.	57,000	59,871
	Specialty Retail
351	Five Below, Inc.	59,670	82,717
	Total United States	674,855	803,006
	Total Common Stock	1,192,364	1,364,855

	Face Amount
		Fixed Income (A) (60.27%)
		Argentina ^ (0.97%)
		Foreign Government Obligations
USD	670,000	Argentine Republic Government International Bonds	4.13%	07/09/2035	500,589	499,820
		Canada (0.62%)
		Financial
USD	25,000	goeasy Ltd. 144A	6.88%	02/15/2031	22,510	20,768
		Foreign Government Obligations
AUD	425,000	CPPIB Capital, Inc. REG S	4.60%	01/16/2030	301,117	301,117
		Total Canada			323,627	321,885
		Colombia (0.42%)
		Foreign Government Obligations
USD	200,000	Colombia Government International Bonds	8.38%	11/07/2054	228,000	219,600
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income (A) (continued)
		Denmark (0.40%)
		Consumer Non-cyclical
USD	200,000	Genmab A/S/Genmab Finance LLC 144A	7.25%	12/15/2033	$200,000	$208,534
		Dominican Republic (0.57%)
		Foreign Government Obligations
USD	150,000	Dominican Republic International Bonds 144A	5.75%	03/17/2034	149,930	146,550
USD	150,000	Dominican Republic International Bonds 144A	6.15%	05/17/2038	147,780	146,100
		Total Dominican Republic			297,710	292,650
		Indonesia (0.65%)
		Foreign Government Obligations
USD	225,000	Indonesia Government International Bonds	4.20%	10/15/2050	178,031	178,031
USD	200,000	Indonesia Government International Bonds	4.30%	03/31/2052	162,667	159,250
		Total Indonesia			340,698	337,281
		Luxembourg (0.09%)
		Basic Materials
EUR	100,000	Herens Midco Sarl REG S	5.25%	05/15/2029	52,882	46,391
		Mexico (0.78%)
		Foreign Government Obligations
USD	200,000	Mexico Government International Bonds	6.63%	01/29/2038	206,485	205,625
USD	200,000	Mexico Government International Bonds	6.75%	02/09/2056	194,519	196,725
		Total Mexico			401,004	402,350
		Morocco (0.46%)
		Foreign Government Obligations
USD	225,000	Morocco Government International Bonds REG S	6.50%	09/08/2033	238,422	240,484
		Netherlands (0.84%)
		Industrial
USD	400,000	Trivium Packaging Finance BV 144A	12.25%	01/15/2031	418,568	436,112
		Peru (0.28%)
		Foreign Government Obligations
USD	20,000	Peru Government International Bonds	3.00%	01/15/2034	17,302	17,300
USD	125,000	Peru Government International Bonds	5.50%	03/30/2036	125,152	126,375
		Total Peru			142,454	143,675
		Philippines (0.31%)
		Foreign Government Obligations
USD	200,000	Philippine Government International Bonds	4.20%	03/29/2047	160,506	160,500
		Poland (0.23%)
		Foreign Government Obligations
USD	120,000	Republic of Poland Government International Bonds Series 30YR	6.13%	04/14/2056	118,251	120,394
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income (A) (continued)
		Romania (1.05%)
		Foreign Government Obligations
USD	134,000	Romanian Government International Bonds 144A	5.75%	07/04/2036	$133,952	$126,252
USD	82,000	Romanian Government International Bonds REG S	5.13%	06/15/2048	65,395	65,395
USD	376,000	Romanian Government International Bonds REG S	5.75%	07/04/2036	357,620	354,260
		Total Romania			556,967	545,907
		Serbia ± (0.56%)
		Foreign Government Obligations
EUR	100,000	Serbia International Bonds 144A	4.88%	05/06/2038	113,959	97,500
USD	200,000	Serbia International Bonds 144A	5.50%	05/06/2036	195,288	194,692
		Total Serbia			309,247	292,192
		Turkey (0.38%)
		Foreign Government Obligations
USD	200,000	Turkey Government International Bonds	6.38%	05/22/2031	199,768	197,950
		United Arab Emirates (3.05%)
		Consumer Non-cyclical
USD	290,000	DP World Ltd. REG S	6.85%	07/02/2037	314,541	312,294
		Energy
USD	550,000	Abu Dhabi Crude Oil Pipeline LLC REG S	4.60%	11/02/2047	493,406	486,406
USD	450,000	Abu Dhabi Future Energy Co. Pjsc Masdar REG S	5.38%	05/21/2035	458,427	452,731
USD	200,000	Adnoc Murban Rsc Ltd. REG S	5.13%	09/11/2054	175,280	177,000
		Foreign Government Obligations
USD	200,000	Abu Dhabi Government International Bonds REG S	3.88%	04/16/2050	153,308	151,875
		Total United Arab Emirates			1,594,962	1,580,306
		United Kingdom (0.74%)
		Consumer Non-cyclical
EUR	200,000	Bellis Acquisition Co. PLC REG S	8.00%	07/01/2031	220,460	223,690
GBP	125,000	Bellis Acquisition Co. PLC REG S	8.13%	05/14/2030	156,966	156,905
		Total United Kingdom			377,426	380,595
		United States (47.87%)
		Basic Materials
USD	97,000	Dow Chemical Co.	4.80%	05/15/2049	75,492	76,440
		Communications
USD	160,000	Alphabet, Inc.	5.30%	05/15/2065	154,150	145,729
USD	930,000	Alphabet, Inc.	5.70%	11/15/2075	923,366	890,050
USD	175,000	Amazon.com, Inc.	5.45%	11/20/2055	174,160	165,270
USD	925,000	Amazon.com, Inc.	5.55%	11/20/2065	914,130	863,049
USD	150,000	Amazon.com, Inc.	6.05%	03/13/2076	149,064	147,749
USD	145,000	AT&T, Inc.	6.20%	10/30/2056	145,000	143,639
USD	640,000	Block Communications, Inc. 144A	10.25%	03/01/2031	617,535	592,555
USD	250,000	Comcast Corp.	2.89%	11/01/2051	154,642	143,572
USD	625,000	Comcast Corp.	2.99%	11/01/2063	361,974	328,889
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income (A) (continued)
		United States (continued)
		Communications (continued)
USD	495,000	Core Scientific Finance I LLC 144A ±	7.75%	05/15/2031	$491,288	$491,287
USD	385,000	DISH Network Corp. 144A	11.75%	11/15/2027	392,622	397,436
USD	420,000	EchoStar Corp. PIK	6.75%	11/30/2030	411,299	426,139
USD	535,000	HUT 8 DC LLC 144A	6.19%	11/15/2042	535,000	539,428
USD	795,000	Level 3 Financing, Inc. 144A	8.50%	01/15/2036	798,820	851,454
USD	175,000	Meta Platforms, Inc.	5.63%	11/15/2055	174,698	160,687
USD	1,190,000	Meta Platforms, Inc.	5.75%	11/15/2065	1,175,658	1,082,797
USD	795,000	Meta Platforms, Inc. ±	6.30%	05/15/2056	793,911	793,911
USD	1,480,000	Meta Platforms, Inc. ±	6.45%	05/15/2066	1,477,839	1,477,839
USD	750,000	Paramount Global	4.95%	05/19/2050	475,251	471,034
USD	325,000	Paramount Global *	6.38%	03/30/2062	246,118	252,051
USD	1,215,000	RD Michigan Property Owner I LLC 144A	7.50%	03/30/2045	1,199,813	1,214,756
USD	100,000	Univision Communications, Inc. 144A	8.88%	04/15/2033	100,000	100,545
USD	473,000	Univision Communications, Inc. 144A	9.38%	08/01/2032	475,306	489,483
		Consumer Cyclical
USD	325,000	Ford Motor Co.	4.75%	01/15/2043	249,071	251,015
USD	825,000	Michaels Cos, Inc. 144A	8.50%	03/15/2033	825,000	814,729
USD	350,000	Petco Health & Wellness Co., Inc. 144A	8.25%	02/01/2031	352,711	353,457
USD	366,000	Starz Capital Holdings LLC 144A	5.50%	04/15/2029	311,980	317,311
USD	30,000	Velocity Vehicle Group LLC 144A	8.00%	06/01/2029	28,838	29,521
		Consumer Non-cyclical
USD	1,440,000	Baxter International, Inc.	3.13%	12/01/2051	878,149	831,765
USD	1,115,000	Campbell's Company	4.80%	03/15/2048	890,299	885,315
USD	290,000	CHS/Community Health Systems, Inc. 144A	9.75%	01/15/2034	295,454	299,109
USD	75,000	Conagra Brands, Inc.	5.40%	11/01/2048	63,171	64,037
USD	125,000	JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings	6.38%	04/15/2066	120,525	120,525
USD	450,000	Kraft Heinz Foods Co.	4.88%	10/01/2049	376,211	368,487
USD	175,000	PayPal Holdings, Inc.	5.05%	06/01/2052	148,850	149,692
		Energy
USD	325,000	Continental Resources, Inc.	4.90%	06/01/2044	255,161	260,612
USD	692,000	Diamondback Energy, Inc.	5.75%	04/18/2054	648,725	663,973
USD	200,000	Targa Resources Corp.	6.05%	05/15/2056	191,000	194,180
		Financial
USD	650,000	Asurion LLC/Asurion Co-Issuer, Inc. 144A	8.00%	12/31/2032	655,830	678,983
USD	100,000	Athene Holding Ltd.	6.63%	05/19/2055	97,586	96,846
USD	50,000	Freedom Mortgage Holdings LLC 144A	7.88%	04/01/2033	49,762	48,746
USD	95,000	Freedom Mortgage Holdings LLC 144A	8.38%	04/01/2032	95,063	96,316
USD	320,000	Freedom Mortgage Holdings LLC 144A	9.25%	02/01/2029	329,165	331,530
USD	775,000	Goldman Sachs Group, Inc.	5.15%	05/22/2045	689,311	703,493
USD	725,000	Morgan Stanley *	5.07%	01/30/2037	714,207	709,362
USD	375,000	Morgan Stanley *	5.52%	11/19/2055	360,808	357,338
USD	195,000	Stonebriar ABF Issuer LLC 144A	8.13%	12/15/2030	195,000	204,836
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income (A) (continued)
		United States (continued)
		Industrial
USD	169,401	CP Atlas Buyer, Inc. 144A PIK	12.75%	01/15/2031	$162,465	$125,370
USD	325,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC 144A	6.75%	04/01/2032	323,902	321,243
		Technology
USD	440,000	AthenaHealth Group, Inc. 144A	6.50%	02/15/2030	423,812	419,385
USD	175,000	Fiserv, Inc.	4.40%	07/01/2049	143,670	132,604
USD	1,285,000	Oracle Corp.	6.10%	09/26/2065	1,161,544	1,061,566
USD	510,000	Oracle Corp.	6.70%	02/04/2056	480,792	470,017
USD	800,000	Salesforce, Inc.	6.55%	03/15/2056	799,356	794,382
		U.S. Government Securities
USD	411,000	Federal National Mortgage Association TBA - 30YR	5.50%	05/11/2072	414,741	413,045
		Total United States			25,149,295	24,814,579
		Total Fixed Income			31,610,376	31,241,205
		Fixed Income Sell-Buyback Agreements (A) (B) (535.03%)
		Australia (5.46%)
		Foreign Government Obligations
AUD	3,260,000	Australia Government Bonds Series 168 REG S	3.50%	12/21/2034	2,094,541	2,097,210
AUD	1,087,000	Treasury Corp. of Victoria	5.25%	09/15/2038	733,069	734,433
		Total Australia			2,827,610	2,831,643
		Austria (1.82%)
		Foreign Government Obligations
EUR	341,000	Republic of Austria Government Bonds REG S	2.10%	09/20/2117	231,671	233,134
EUR	625,000	Republic of Austria Government Bonds REG S	3.20%	07/15/2039	704,657	709,218
		Total Austria			936,328	942,352
		Belgium (3.34%)
		Foreign Government Obligations
EUR	507,179	Kingdom of Belgium Government Bonds Series 105 REG S	2.60%	10/22/2030	582,983	585,786
EUR	843,250	Kingdom of Belgium Government Bonds Series 106 REG S	3.40%	06/22/2036	965,392	972,090
EUR	131,429	Kingdom of Belgium Government Bonds Series 44 REG S	5.00%	03/28/2035	170,985	172,076
		Total Belgium			1,719,360	1,729,952
		Bulgaria (1.84%)
		Foreign Government Obligations
EUR	825,000	Bulgaria Government International Bonds REG S	4.13%	05/07/2038	956,275	953,636
		Canada (98.36%)
		Foreign Government Obligations
CAD	745,000	Canadian Government Bonds	2.75%	12/01/2048	452,538	454,920
EUR	2,331,000	CDP Financial, Inc. REG S	2.75%	02/13/2032	2,656,136	2,668,740
AUD	2,472,000	CDP Financial, Inc. REG S	4.10%	06/13/2030	1,698,958	1,709,123
AUD	4,217,000	CPPIB Capital, Inc.	4.75%	01/15/2031	2,970,451	2,989,336
EUR	1,126,000	CPPIB Capital, Inc. REG S	2.88%	01/30/2032	1,296,013	1,302,838
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (B) (continued)
		Canada (continued)
		Foreign Government Obligations (continued)
EUR	1,583,000	CPPIB Capital, Inc. REG S	3.25%	08/27/2035	$1,816,648	$1,827,891
USD	815,000	CPPIB Capital, Inc. REG S	4.13%	06/10/2030	817,439	816,539
AUD	4,667,000	CPPIB Capital, Inc. REG S	4.40%	01/15/2029	3,296,164	3,312,874
AUD	950,000	Export Development Canada	4.00%	09/04/2030	649,137	653,477
AUD	320,000	Export Development Canada	4.50%	08/08/2029	224,996	226,301
EUR	1,719,000	OMERS Finance Trust REG S	3.13%	01/25/2029	2,013,550	2,021,681
AUD	863,000	OMERS Finance Trust REG S	4.50%	10/16/2029	603,279	606,599
EUR	1,746,000	Ontario Teachers' Finance Trust REG S	0.10%	05/19/2028	1,932,471	1,937,123
EUR	1,596,000	Ontario Teachers' Finance Trust REG S	1.85%	05/03/2032	1,723,650	1,730,346
USD	1,105,000	Province of Alberta	4.30%	11/02/2035	1,082,635	1,079,471
AUD	815,000	Province of Alberta	5.20%	05/15/2034	569,326	572,510
USD	6,495,000	Province of British Columbia	4.05%	04/23/2031	6,454,369	6,441,982
AUD	1,300,000	Province of British Columbia REG S	4.95%	07/16/2032	909,156	914,906
AUD	612,000	Province of Manitoba	4.85%	08/28/2034	411,093	413,873
EUR	691,000	Province of Manitoba REG S	3.35%	02/04/2036	794,003	797,829
USD	5,137,000	Province of Ontario	4.05%	04/16/2031	5,124,260	5,116,777
USD	2,310,000	Province of Ontario	4.45%	11/20/2035	2,286,664	2,279,750
USD	827,000	Province of Quebec	4.63%	08/28/2035	827,105	826,571
CAD	998,000	Province of Quebec	5.00%	12/01/2038	777,399	781,595
AUD	1,759,000	Province of Quebec	5.25%	05/02/2034	1,228,855	1,237,639
AUD	3,352,000	PSP Capital, Inc.	4.10%	08/13/2030	2,301,876	2,315,491
AUD	2,813,000	PSP Capital, Inc.	4.50%	09/05/2031	1,940,085	1,951,733
EUR	455,000	PSP Capital, Inc. REG S	2.88%	07/23/2032	520,241	523,063
EUR	1,175,000	PSP Capital, Inc. REG S	3.25%	07/02/2034	1,354,291	1,362,641
AUD	2,976,000	PSP Capital, Inc. REG S	4.60%	02/06/2029	2,105,080	2,115,855
		Total Canada			50,837,868	50,989,474
		Finland (0.98%)
		Foreign Government Obligations
EUR	442,000	Finland Government Bonds Series 10YR REG S	3.00%	09/15/2034	506,560	509,110
		France (19.36%)
		Foreign Government Obligations
USD	4,620,000	Caisse d'Amortissement de la Dette Sociale 144A	4.00%	03/03/2033	4,492,147	4,481,882
EUR	1,343,000	French Republic Government Bonds OAT REG S	0.75%	05/25/2052	682,851	693,553
EUR	961,716	French Republic Government Bonds OAT REG S	3.25%	05/25/2055	904,340	905,998
EUR	1,736,800	French Republic Government Bonds OAT REG S	3.50%	11/25/2035	2,007,521	2,006,717
EUR	72,880	French Republic Government Bonds OAT REG S	3.60%	05/25/2042	79,386	80,031
EUR	308,509	French Republic Government Bonds OAT REG S	4.10%	05/25/2046	350,452	353,801
EUR	428,000	French Republic Government Bonds OAT REG S	4.40%	05/25/2057	486,015	492,227
EUR	906,516	French Republic Government Bonds OAT Series OATe REG S	0.60%	07/25/2034	1,011,503	1,020,865
		Total France			10,014,215	10,035,074
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (B) (continued)
		Germany (44.14%)
		Foreign Government Obligations
EUR	1,129,000	Bundesrepublik Deutschland Bundesanleihe REG S	1.25%	08/15/2048	$855,852	$866,246
EUR	2,048,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.30%	02/15/2033	2,321,307	2,321,307
EUR	1,656,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	02/15/2035	1,867,935	1,872,041
EUR	516,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	07/04/2044	525,882	529,295
EUR	3,185,800	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	08/15/2046	3,183,191	3,212,631
EUR	7,014,500	Bundesrepublik Deutschland Bundesanleihe REG S	2.60%	08/15/2034	8,003,607	8,019,305
EUR	780,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.60%	08/15/2035	879,961	885,672
EUR	2,354,250	Bundesrepublik Deutschland Bundesanleihe REG S	3.25%	07/04/2042	2,692,721	2,715,164
EUR	3,379,300	Bundesrepublik Deutschland Bundesanleihe REG S +	3.59%	08/15/2052	1,564,088	1,590,162
EUR	1,774,000	State of North Rhine-Westphalia REG S	1.45%	01/19/2122	854,270	869,715
		Total Germany			22,748,814	22,881,538
		Greece (26.09%)
		Foreign Government Obligations
EUR	7,969,000	Hellenic Republic Government Bonds REG S	3.38%	06/16/2036	8,982,875	9,015,606
EUR	3,388,000	Hellenic Republic Government Bonds REG S	4.13%	06/15/2054	3,740,273	3,758,071
EUR	618,000	Hellenic Republic Government Bonds REG S	4.38%	07/18/2038	746,283	752,249
		Total Greece			13,469,431	13,525,926
		Italy (88.55%)
		Foreign Government Obligations
EUR	678,000	Italy Buoni Poliennali Del Tesoro Series 10YR REG S	3.45%	02/01/2036	773,808	771,887
EUR	8,723,000	Italy Buoni Poliennali Del Tesoro Series 10YR REG S	3.80%	07/01/2036	10,201,493	10,182,591
EUR	5,268,000	Italy Buoni Poliennali Del Tesoro Series 11YR REG S	0.90%	04/01/2031	5,553,490	5,541,709
EUR	1,864,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	3.85%	10/01/2040	2,091,074	2,111,269
EUR	7,846,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	3.95%	10/01/2041	8,833,238	8,906,404
EUR	5,265,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	4.10%	04/30/2046	5,890,295	5,949,836
EUR	1,070,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	4.65%	10/01/2055	1,251,226	1,268,361
EUR	1,907,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	1.70%	09/01/2051	1,304,453	1,301,500
EUR	2,453,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.15%	03/15/2033	2,796,830	2,819,253
EUR	3,296,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.25%	11/15/2032	3,806,975	3,822,324
EUR	2,748,165	Italy Buoni Poliennali Del Tesoro Series CPI REG S	2.25%	02/15/2046	3,211,208	3,229,793
		Total Italy			45,714,090	45,904,927
		Japan (13.58%)
		Foreign Government Obligations
JPY	376,556,256	Japan Government CPI-Linked Bonds Series 24 «	0.10%	03/10/2029	2,376,266	2,432,115
JPY	65,089,062	Japan Government CPI-Linked Bonds Series 26 +« (C)	(0.40%)	03/10/2031	416,417	423,099
JPY	259,923,625	Japan Government CPI-Linked Bonds Series 28 +«	0.04%	03/10/2033	1,625,908	1,648,039
JPY	304,301,123	Japan Government CPI-Linked Bonds Series 30 +«	0.50%	03/10/2035	1,827,695	1,857,758
JPY	40,100,000	Japan Government Ten Year Bonds Series 381	2.10%	12/20/2035	245,036	247,856
JPY	69,600,000	Japan Government Twenty Year Bonds Series 195	3.20%	12/20/2045	429,167	432,343
		Total Japan			6,920,489	7,041,210
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (B) (continued)
		Netherlands (11.74%)
		Foreign Government Obligations
AUD	1,140,000	BNG Bank NV	2.45%	07/21/2032	$686,805	$690,927
USD	3,612,000	BNG Bank NV 144A	4.25%	01/14/2036	3,549,725	3,541,979
AUD	385,000	BNG Bank NV REG S	3.30%	07/17/2028	265,289	266,633
EUR	831,078	Netherlands Government Bonds REG S	2.50%	07/15/2035	923,858	929,573
EUR	579,000	Netherlands Government Bonds REG S	2.75%	07/15/2036	655,937	655,217
		Total Netherlands			6,081,614	6,084,329
		Portugal (14.07%)
		Foreign Government Obligations
EUR	1,187,040	Portugal Obrigacoes do Tesouro OT Series 10YR REG S	3.00%	06/15/2035	1,356,261	1,357,146
EUR	2,983,000	Portugal Obrigacoes do Tesouro OT Series 10YR REG S	3.25%	06/13/2036	3,436,614	3,443,780
EUR	2,210,000	Portugal Obrigacoes do Tesouro OT Series 15YR REG S	3.38%	06/15/2040	2,496,496	2,492,385
		Total Portugal			7,289,371	7,293,311
		Slovakia (0.75%)
		Foreign Government Obligations
EUR	340,000	Slovakia Government Bonds Series 256 REG S	3.63%	11/04/2037	388,853	389,203
		Spain (21.31%)
		Foreign Government Obligations
EUR	843,000	Spain Government Bonds REG S	3.20%	10/31/2035	963,588	969,733
EUR	1,013,000	Spain Government Bonds REG S	3.25%	04/30/2034	1,178,197	1,184,147
EUR	2,940,000	Spain Government Bonds REG S	3.30%	04/30/2036	3,396,402	3,395,632
EUR	1,892,000	Spain Government Bonds REG S	3.45%	10/31/2034	2,222,475	2,235,552
EUR	2,064,000	Spain Government Bonds REG S	3.50%	01/31/2041	2,304,483	2,325,083
EUR	757,000	Spain Government Bonds REG S	4.20%	01/31/2037	937,909	937,909
		Total Spain			11,003,054	11,048,056
		Supranational (67.76%)
		Financial
USD	4,410,000	Corp Andina de Fomento	4.63%	01/15/2036	4,354,694	4,332,101
EUR	4,895,000	European Investment Bank Series EARN REG S	3.00%	01/14/2036	5,588,644	5,610,966
USD	1,533,000	International Bank for Reconstruction & Development	4.00%	05/06/2032	1,527,577	1,522,625
USD	1,027,000	International Bank for Reconstruction & Development	4.63%	01/15/2032	1,057,150	1,053,874
		Foreign Government Obligations
EUR	2,392,000	European Financial Stability Facility REG S	2.88%	01/29/2035	2,718,865	2,715,096
EUR	433,000	European Union Series UFA REG S	0.70%	07/06/2051	239,871	243,041
EUR	4,123,500	European Union Series UFA REG S	2.75%	12/13/2032	4,710,705	4,731,291
EUR	3,101,510	European Union Series UFA REG S	3.38%	12/12/2035	3,610,166	3,633,648
EUR	5,784,500	European Union Series UFA REG S	3.38%	10/04/2039	6,475,216	6,529,181
EUR	3,462,800	European Union Series UFA REG S	4.00%	10/12/2046	4,002,381	4,037,114
EUR	629,000	European Union Series UFA REG S	4.00%	10/12/2055	712,127	718,895
		Total Supranational			34,997,396	35,127,832
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount	Investments			Cost	Fair Value
		Fixed Income Sell-Buyback Agreements (A) (B) (continued)
		Sweden (22.49%)
		Foreign Government Obligations
AUD	358,000	Svensk Exportkredit AB	4.20%	04/01/2031	$244,431	$245,689
SEK	3,120,000	Sweden Government Bonds Series 1064 REG S	1.38%	06/23/2071	182,272	189,959
SEK	28,930,000	Sweden Government Bonds Series 1068 REG S	2.75%	02/09/2037	3,109,301	3,076,154
SEK	71,289,240	Sweden Inflation Linked Bonds Series 3104 REG S «	3.50%	12/01/2028	8,074,860	8,145,051
		Total Sweden			11,610,864	11,656,853
		United Kingdom (92.09%)
		Foreign Government Obligations
GBP	416,221	U.K. Gilts REG S	0.25%	07/31/2031	452,017	455,923
GBP	190,800	U.K. Gilts REG S	0.63%	07/31/2035	175,652	176,732
GBP	842,000	U.K. Gilts REG S	0.63%	10/22/2050	382,612	384,639
GBP	3,211,329	U.K. Gilts REG S	0.88%	10/22/2029	3,850,167	3,880,475
GBP	11,618,185	U.K. Gilts REG S	1.00%	01/31/2032	12,848,195	12,942,524
GBP	988,000	U.K. Gilts REG S	1.13%	10/22/2073	376,468	377,402
GBP	1,704,782	U.K. Gilts REG S	1.25%	07/31/2051	938,697	942,666
GBP	154,000	U.K. Gilts REG S	1.50%	07/22/2047	101,673	102,541
GBP	1,659,500	U.K. Gilts REG S	1.75%	09/07/2037	1,589,335	1,600,124
GBP	599,000	U.K. Gilts REG S	1.75%	07/22/2057	346,158	348,915
GBP	2,111,250	U.K. Gilts REG S	2.50%	07/22/2065	1,449,702	1,461,055
GBP	3,525,250	U.K. Gilts REG S	3.75%	01/29/2038	4,148,603	4,171,147
GBP	1,976,000	U.K. Gilts REG S	3.75%	10/22/2053	1,943,147	1,955,803
GBP	362,650	U.K. Gilts REG S	4.00%	10/22/2031	475,401	479,181
GBP	257,000	U.K. Gilts REG S	4.00%	01/22/2060	261,307	262,578
GBP	948,250	U.K. Gilts REG S	4.00%	10/22/2063	949,472	955,538
GBP	2,296,000	U.K. Gilts REG S	4.25%	07/31/2034	2,966,965	2,986,204
GBP	1,715,600	U.K. Gilts REG S	4.38%	03/07/2030	2,304,823	2,322,657
GBP	2,385,000	U.K. Gilts REG S	4.38%	01/31/2040	2,915,488	2,930,556
GBP	479,000	U.K. Gilts REG S	4.38%	07/31/2054	525,633	529,245
GBP	3,647,300	U.K. Gilts REG S	4.50%	03/07/2035	4,763,441	4,795,162
GBP	1,538,500	U.K. Gilts REG S	4.75%	10/22/2043	1,891,368	1,900,465
GBP	680,191	U.K. Inflation-Linked Gilts Series 3MO REG S «	1.13%	11/22/2037	861,146	861,669
GBP	682,729	U.K. Inflation-Linked Gilts Series 3MO REG S «	1.75%	09/22/2038	915,744	913,193
		Total United Kingdom			47,433,214	47,736,394
		United States (1.30%)
		U.S. Government Securities
USD	681,000	U.S. Treasury Notes	4.00%	01/31/2033	676,488	673,463
		Total Fixed Income Sell-Buyback Agreements			276,131,894	277,354,283
		Convertible Bonds (A) (0.54%)
		United States (0.54%)
		Consumer Non-cyclical
USD	30,000	Bridgebio Pharma, Inc. 144A	0.75%	02/01/2033	30,779	29,772
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount	Investments			Cost	Fair Value
		Convertible Bonds (A) (continued)
		United States (continued)
		Technology
USD	230,000	Microchip Technology, Inc.	0.75%	06/01/2030	$247,936	$251,045
		Total United States			278,715	280,817
		Total Convertible Bonds			278,715	280,817
		Bank Loans * (A) (3.92%)
		France (1.27%)
		Communications
USD	646,662	Altice France SA 2021 Term Loan B	10.55%	05/30/2031	656,822	658,101
		United States (2.65%)
		Communications
USD	540,000	Connect Holding II LLC Delayed Draw Term Loan	8.58%	04/03/2031	495,569	514,453
USD	564,027	CSC Holdings LLC 2019 Term Loan B5	8.25%	04/15/2027	546,494	497,252
		Industrial
USD	407,950	CP Atlas Buyer, Inc. 2025 Term Loan	8.92%	07/08/2030	403,963	363,842
		Total United States			1,446,026	1,375,547
		Total Bank Loans			2,102,848	2,033,648
		Short-Term Investments + (A) (67.80%)
		United States (67.80%)
		United States Government and Agency Obligations
		U.S. Treasury Bills
USD	1,680,000	3.80%06/23/2026 (D)			1,671,094	1,671,013
USD	2,370,000	3.87%07/23/2026 (D)			2,350,332	2,350,343
USD	3,240,000	4.07%07/16/2026 (D)			3,215,411	3,215,468
USD	2,020,000	4.48%06/16/2026 (D)			2,010,660	2,010,713
USD	6,985,000	5.00%06/11/2026 (D)			6,956,239	6,956,401
USD	1,545,000	5.15%07/02/2026 (D)			1,535,374	1,535,394
USD	380,000	8.27%05/26/2026			379,039	379,054
USD	975,000	10.22%06/02/2026 (D)			971,170	971,203
USD	3,870,000	10.97%05/19/2026 (D)			3,862,950	3,863,052
USD	1,450,000	12.02%06/02/2026 (D)			1,445,324	1,445,366
USD	2,950,000	12.62%05/28/2026 (D)			2,942,007	2,942,101
USD	3,740,000	17.07%05/21/2026 (D)			3,732,462	3,732,567
USD	4,075,000	20.65%05/07/2026 (D)			4,072,525	4,072,557
					35,144,587	35,145,232
		Total United States			35,144,587	35,145,232
		Total Short-Term Investments			35,144,587	35,145,232

The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (1.17%)
	Foreign Currency Options (0.08%)
60,000	AUD vs JPY	CBK	Call	113.73	05/22/2026	6,823,800	$436	$174
60,000	AUD vs JPY	CBK	Put	113.73	05/22/2026	6,823,800	436	683
201,000	EUR vs HUF	BOA	Put	358.60	10/13/2026	72,078,600	2,693	2,324
201,000	EUR vs HUF	BOA	Put	360.00	10/14/2026	72,360,000	2,944	2,639
56,000	EUR vs USD	GST	Call	1.18	05/22/2026	65,962	454	291
56,000	EUR vs USD	GST	Put	1.18	05/22/2026	65,962	454	509
25,000	GBP vs CHF	CBK	Call	1.05	05/05/2026	26,288	269	354
33,000	GBP vs CHF	HUS	Call	1.06	06/03/2026	35,049	272	212
25,000	GBP vs CHF	CBK	Put	1.05	05/05/2026	26,288	269	10
33,000	GBP vs CHF	HUS	Put	1.06	06/03/2026	35,049	272	346
27,000	USD vs BRL	PAR	Call	5.20	05/05/2026	140,400	425	5
27,000	USD vs BRL	CBK	Call	5.13	05/07/2026	138,456	354	28
27,000	USD vs BRL	PAR	Put	5.20	05/05/2026	140,400	425	1,169
27,000	USD vs BRL	CBK	Put	5.13	05/07/2026	138,456	354	773
66,000	USD vs CAD	GST	Call	1.36	05/21/2026	90,044	341	173
66,000	USD vs CAD	GST	Put	1.36	05/21/2026	90,044	341	392
50,000	USD vs CHF	DBF	Call	0.79	05/11/2026	39,325	448	109
36,000	USD vs CHF	UBS	Call	0.78	05/21/2026	28,026	281	287
66,000	USD vs CHF	BCY	Call	0.78	05/26/2026	51,724	538	347
36,000	USD vs CHF	DBF	Call	0.79	06/02/2026	28,321	288	161
50,000	USD vs CHF	DBF	Put	0.79	05/11/2026	39,325	448	433
36,000	USD vs CHF	UBS	Put	0.78	05/21/2026	28,026	281	202
66,000	USD vs CHF	BCY	Put	0.78	05/26/2026	51,724	538	645
36,000	USD vs CHF	DBF	Put	0.79	06/02/2026	28,321	288	490
123,000	USD vs CNY	HUS	Call	6.72	04/06/2027	826,056	1,810	1,469
123,000	USD vs CNY	HUS	Put	6.72	04/06/2027	826,056	1,810	1,864
1,084,000	USD vs HKD	UBS	Call	7.81	05/27/2026	8,466,040	1,247	2,722
165,000	USD vs INR	MSI	Call	96.40	04/16/2027	15,906,000	3,336	5,361
165,000	USD vs INR	MSI	Put	96.40	04/16/2027	15,906,000	3,336	1,746
50,000	USD vs JPY	CBK	Call	158.82	05/11/2026	7,941,000	468	82
66,000	USD vs JPY	CBK	Call	158.80	05/27/2026	10,480,800	551	224
50,000	USD vs JPY	CBK	Put	158.82	05/11/2026	7,941,000	468	790
66,000	USD vs JPY	CBK	Put	158.80	05/27/2026	10,480,800	551	1,239
8,000	USD vs TWD	BOA	Put	29.00	01/19/2027	232,000	634	477
8,000	USD vs TWD	BOA	Put	29.00	01/19/2027	232,000	750	477
122,000	USD vs ZAR	BOA	Call	17.34	03/18/2027	2,115,541	6,564	5,165
122,000	USD vs ZAR	BOA	Put	17.34	03/18/2027	2,115,541	6,564	6,311
	Total Foreign Currency Options						41,938	40,683
	Options on Commodity Indices (0.02%)
7	Wheat	CBT	Call	6.75	06/26/2026	47	7,329	6,869
	Options on Equity Indices (0.06%)
328	MSWLUMOL Index	MSI	Put	459.30	05/15/2026	150,651	3,251	1,651
9	S&P 500 Index	CBOE	Put	7,000.00	05/15/2026	63,000	55,380	21,042
1	S&P 500 Index	CBOE	Put	7,025.00	05/15/2026	7,025	7,203	2,635
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (continued)
	Options on Equity Indices (continued)
6	S&P 500 Mini Index	MSI	Put	695.00	05/15/2026	4,170	$3,626	$1,188
22	S&P 500 Mini Index	MSI	Put	695.00	05/08/2026	15,290	4,746	1,408
12	S&P 500 Mini Index	MSI	Put	700.00	05/08/2026	8,400	3,520	1,104
13	S&P 500 Mini Index	BCY	Put	697.00	05/15/2026	9,061	5,451	2,795
	Total Options on Equity Indices						83,177	31,823
	Options on Exchange Traded Funds (0.26%)
141	ARK Innovation ETF	CHX	Put	65.00	05/15/2026	9,165	7,940	2,538
42	Consumer Discretionary Select Sector SPDR Fund	PSE	Call	123.00	05/15/2026	5,166	3,415	1,890
47	Consumer Discretionary Select Sector SPDR Fund	PSE	Call	122.00	05/15/2026	5,734	3,117	2,350
89	Invesco QQQ Trust	AMX	Call	690.00	05/15/2026	61,410	18,451	19,135
37	Invesco QQQ Trust	AMX	Call	675.00	05/15/2026	24,975	29,185	26,270
25	Invesco QQQ Trust	AMX	Put	641.00	05/01/2026	16,025	4,058	175
18	Invesco QQQ Trust	AMX	Put	650.00	05/15/2026	11,700	9,381	8,064
5	Invesco QQQ Trust	AMX	Call	678.00	05/15/2026	3,390	2,996	2,996
295	iShares 7-10 Year Treasury Bond ETF	AMX	Put	91.00	01/15/2027	26,845	22,512	22,568
32	iShares 7-10 Year Treasury Bond ETF	AMX	Put	95.00	05/15/2026	3,040	1,802	1,664
299	iShares 7-10 Year Treasury Bond ETF	AMX	Put	94.00	06/18/2026	28,106	17,137	14,950
79	iShares Expanded Tech-Software Sector ETF	PSE	Put	68.00	06/18/2026	5,372	15,390	3,950
44	iShares Russell 2000 ETF	AMX	Put	260.00	05/15/2026	11,440	8,105	3,432
7	iShares Semiconductor ETF	OPR	Put	440.00	05/15/2026	3,080	9,054	4,900
423	KraneShares CSI China Internet ETF	NASDAQ	Call	30.00	05/08/2026	12,690	7,182	5,076
21	SPDR S&P Oil & Gas Exploration & Production ETF	AMX	Put	173.00	05/15/2026	3,633	7,525	5,964
21	VanEck Semiconductor ETF	AMX	Put	470.00	05/01/2026	9,870	6,239	231
16	VanEck Semiconductor ETF	AMX	Put	470.00	05/15/2026	7,520	8,494	8,494
	Total Options on Exchange Traded Funds						181,983	134,647
	Options on Exchange Traded Futures Contracts (0.46%)
71	3 Month SOFR	CME	Call	97.50	12/10/2027	6,923	43,147	25,738
97	3 Month SONIA	ICE	Put	96.10	06/12/2026	9,322	24,624	43,662
97	3 Month SONIA	ICE	Put	96.50	06/12/2026	9,360	72,673	163,937
43	3 Month SONIA	ICE	Call	96.50	06/12/2026	4,150	577	365
43	3 Month SONIA	ICE	Call	96.10	06/12/2026	4,132	5,987	5,478
	Total Options on Exchange Traded Futures Contracts						147,008	239,180
	Options on Securities (0.29%)
35	Airbnb, Inc.	AMX	Call	155.00	05/08/2026	5,425	5,190	3,885
3	Alphabet, Inc.	AMX	Put	340.00	05/01/2026	1,020	1,642	9
18	Amazon.com, Inc.	AMX	Call	280.00	05/01/2026	5,040	5,951	162
6	Amazon.com, Inc.	AMX	Put	250.00	06/18/2026	1,500	5,448	3,240
5	Amazon.com, Inc.	AMX	Put	250.00	05/08/2026	1,250	2,751	390
16	ARM Holdings PLC	NASDAQ	Put	180.00	05/15/2026	2,880	12,749	6,960
12	Broadcom, Inc.	CBT	Call	420.00	05/08/2026	5,040	6,745	11,700
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Contracts	Investments	Counterparty/ Exchange		Strike Price	Expiration Date	Notional	Cost	Fair Value
	Purchased Options Contracts (continued)
	Options on Securities (continued)
2	Broadcom, Inc.	CBT	Put	380.00	05/08/2026	760	$1,273	$282
14	Celsius Holdings, Inc.	NASDAQ	Call	37.50	05/15/2026	525	2,370	1,918
73	Chipotle Mexican Grill, Inc.	AMX	Put	30.00	05/01/2026	2,190	4,777	73
63	Core Scientific, Inc.	AMX	Call	25.00	06/18/2026	1,575	10,163	5,355
30	Dick's Sporting Goods, Inc.	AMX	Call	240.00	05/15/2026	7,200	10,141	6,600
44	Intel Corp.	AMX	Call	95.00	05/08/2026	4,180	16,466	19,140
24	Intel Corp.	AMX	Call	105.00	06/18/2026	2,520	14,240	16,080
2	KLA Corp.	AMX	Put	1,640.00	05/15/2026	3,280	7,360	6,294
4	Marvell Technology, Inc.	AMX	Put	147.00	05/08/2026	588	1,685	596
13	Meta Platforms, Inc.	AMX	Call	650.00	05/15/2026	8,450	6,513	6,513
7	Meta Platforms, Inc.	AMX	Call	702.50	05/01/2026	4,917	9,431	42
1	Meta Platforms, Inc.	AMX	Put	575.00	05/15/2026	575	596	596
7	Micron Technology, Inc.	AMX	Put	470.00	05/15/2026	3,290	15,836	8,190
2	Microsoft Corp.	AMX	Call	440.00	05/15/2026	880	2,152	308
44	Netflix, Inc.	AMX	Call	115.00	05/15/2026	5,060	7,680	132
29	NVIDIA Corp.	AMX	Call	220.00	05/01/2026	6,380	3,637	174
5	NVIDIA Corp.	AMX	Call	217.50	05/01/2026	1,088	1,456	30
25	ON Semiconductor Corp.	AMX	Call	108.00	05/08/2026	2,700	7,876	8,500
33	Oracle Corp.	AMX	Call	200.00	05/15/2026	6,600	12,673	1,122
35	Palantir Technologies, Inc.	NYSE	Put	123.00	05/08/2026	4,305	8,733	5,355
45	QUALCOMM, Inc.	AMX	Call	190.00	05/08/2026	8,550	10,604	10,604
43	ROBLOX Corp.	AMX	Call	61.00	05/01/2026	2,623	9,621	9,621
5	Sandisk Corp.	NASDAQ	Put	920.00	05/01/2026	4,600	14,014	2,005
7	Teradyne, Inc.	NYSE	Call	430.00	05/01/2026	3,010	4,426	35
21	Tesla, Inc.	AMX	Put	340.00	05/15/2026	7,140	6,431	2,888
13	Tesla, Inc.	AMX	Call	400.00	05/08/2026	5,200	3,886	4,212
24	T-Mobile U.S., Inc.	AMX	Call	205.00	05/29/2026	4,920	9,325	6,312
7	Vertiv Holdings Co.	CHX	Put	290.00	05/15/2026	2,030	7,058	2,506
	Total Options on Securities						250,899	151,829
	Total Purchased Options Contracts						712,334	605,031

	Notional	Investments	Counterparty	Frequency	Exercise Rate	Expiration Date	Cost	Fair Value
		Purchased Swaptions Contracts (3.40%)
EUR	991,227	10YR Interest Rate Swap Pay EUR Put	CBK	1Y	3.45%	04/02/2031	47,206	44,830
EUR	8,618,398	10YR Interest Rate Swap Pay EUR Put	BOA	1Y	2.52%	01/09/2035	515,175	770,171
EUR	991,227	10YR Interest Rate Swap Receive EUR Call	CBK	1Y	3.45%	04/02/2031	47,206	46,552
EUR	8,618,398	10YR Interest Rate Swap Receive EUR Call	BOA	1Y	2.52%	01/09/2035	515,175	208,743
USD	1,385,000	10YR Interest Rate Swap Receive USD Call	BCY	1Y	2.90%	02/22/2027	6,720	2,858
USD	1,386,000	10YR Interest Rate Swap Receive USD Call	BCY	1Y	2.90%	02/22/2027	7,027	2,860
GBP	6,163,744	1YR Interest Rate Swap Pay GBP Put	JPM	1Y	3.39%	05/12/2026	4,863	52,264
GBP	12,328,846	1YR Interest Rate Swap Pay GBP Put	JPM	1Y	3.69%	05/12/2026	924	69,118
GBP	1,229,759	1YR Interest Rate Swap Pay GBP Put	JPM	1Y	3.48%	08/11/2026	961	10,965
GBP	2,466,313	1YR Interest Rate Swap Pay GBP Put	JPM	1Y	3.78%	08/11/2026	451	15,526
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Notional	Investments	Counterparty	Frequency	Exercise Rate	Expiration Date	Cost	Fair Value
		Purchased Swaptions Contracts (continued)
EUR	28,003,050	1YR Interest Rate Swap Receive EUR Call	BCY	1Y	2.40%	03/11/2027	$57,582	$38,319
EUR	28,003,050	1YR Interest Rate Swap Receive EUR Call	CBK	1Y	2.40%	03/11/2027	56,485	38,318
GBP	3,189,221	1YR Interest Rate Swap Receive GBP Call	MSI	1Y	3.60%	06/19/2026	1,586	120
GBP	3,189,221	1YR Interest Rate Swap Receive GBP Call	MSI	1Y	4.58%	06/19/2026	9,836	9,973
GBP	3,193,297	1YR Interest Rate Swap Receive GBP Call	MSI	1Y	3.60%	06/19/2026	1,589	120
GBP	3,193,297	1YR Interest Rate Swap Receive GBP Call	MSI	1Y	4.50%	06/19/2026	11,437	8,229
EUR	404,702	30YR Interest Rate Swap Pay EUR Put	JPM	1Y	3.21%	07/30/2026	9,481	9,481
EUR	404,702	30YR Interest Rate Swap Receive EUR Call	JPM	1Y	3.21%	07/30/2026	9,481	9,481
JPY	3,110,252	5YR Interest Rate Swap Pay JPY Put	BOA	1Y	1.42%	01/09/2030	54,035	170,274
JPY	1,258,677	5YR Interest Rate Swap Pay JPY Put	GST	1Y	1.45%	02/05/2030	21,194	68,090
JPY	1,461,568	5YR Interest Rate Swap Pay JPY Put	GST	1Y	1.77%	09/05/2030	28,146	68,087
JPY	1,753,882	5YR Interest Rate Swap Pay JPY Put	GST	1Y	1.77%	09/05/2030	33,288	81,705
JPY	3,110,252	5YR Interest Rate Swap Receive JPY Call	BOA	1Y	1.42%	01/09/2030	54,035	10,488
JPY	1,258,677	5YR Interest Rate Swap Receive JPY Call	GST	1Y	1.45%	02/05/2030	21,194	4,531
JPY	1,461,568	5YR Interest Rate Swap Receive JPY Call	GST	1Y	1.77%	09/05/2030	28,146	9,391
JPY	1,753,882	5YR Interest Rate Swap Receive JPY Call	GST	1Y	1.77%	09/05/2030	33,288	11,270
EUR	2,150,000	iTraxx Europe Series 45 Version 1 Put	DBF	3M	70.00%	05/20/2026	2,871	1,053
EUR	2,150,000	iTraxx Europe Series 45 Version 1 Put	MSI	3M	70.00%	05/20/2026	1,952	1,053
		Total Purchased Swaptions Contracts					1,581,334	1,763,870
		Total Investments (674.76%)					$348,754,452	$349,788,941
		Net Other Assets and Other Liabilities ((574.76)%)						$(297,949,975)
		Net Assets (100.00%)						$51,838,966

The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of April 30, 2026.
^	Step Bond. The coupon rate stated is as of April 30, 2026 and resets periodically.
+	Zero-coupon bond. Rate represents annualized yield at period end.
±	When Issued Security.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.
(A)
At April 30, 2026, security (or a portion thereof) was pledged as collateral for securities sold short.  The aggregate value of securities pledged as collateral for securities sold short is $347,420,040, which represents 670% of net assets.

(B)
Security purchased under forward delivery commitments due within 60 days after April 30, 2026. The purchase price of the security and the date of delivery were fixed at the time the transaction was negotiated.

(C)	Due to deposit rate cuts by central banks, rates may be negative.
(D)
At April 30, 2026, security (or a portion thereof) was pledged as collateral for OTC derivatives.  The aggregate value of securities pledged as collateral for open
OTC derivatives is $24,870,394, which represents 48% of net assets.

144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
1Y	Annually
3M	Quarterly
AMX	Armenia Stock Exchange
BCY	Barclays Bank PLC
BOA	Bank of America NA
CBK	Citibank NA
CBOE	Chicago Board Options Exchange
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
CBT	Chicago Board of Trade
CHX	Chicago Stock Exchange
CME	Chicago Mercantile Exchange
CPI	Consumer Price Index
DBF	Deutsche Bank AG
ETF	Exchange Traded Fund
GST	Goldman Sachs International
HUS	HSBC Bank USA NA
ICE	Intercontinental Exchange
JPM	JPMorgan Chase Bank NA
LLC	Limited Liability Company
MSI	Morgan Stanley & Co. International PLC
NASDAQ	National Association of Securities Dealers Automated Quotations
NYSE	New York Stock Exchange
OAT	French Treasury Bond
OPR	Options Price Reporting Authority
PAR	BNP Paribas
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
PLC	Public Limited Company
PSE	Philippine Stock Exchange
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
REITs	Real Estate Investment Trusts
SA	French Public Limited Company
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
TBA
(To Be Announced) commitment to purchase or sell securities for a fixed unit price at a future date beyond customary settlement time.  Although the unit price has been established, the face amount has not been finalized.

UBS	UBS AG

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Onshore Renminbi
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
INR	Indian Rupee
JPY	Japanese Yen
SEK	Swedish Krona
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026

Concentration by Industry
Industry	% of Net Assets	Fair Value
Foreign Government Obligations	517.11%	$268,067,049
United States Government and Agency Obligations	67.80	35,145,232
Financial	30.42	15,767,784
Communications	26.69	13,839,155
Consumer Non-cyclical	7.04	3,650,125
Technology	6.03	3,128,999
Energy	4.32	2,234,902
Consumer Cyclical	3.41	1,766,033
Purchased Swaptions Contracts	3.40	1,763,870
Industrial	2.40	1,246,567
U.S. Government Securities	2.10	1,086,508
Oil, Gas & Consumable Fuels	0.82	425,614
Options on Exchange Traded Futures Contracts	0.46	239,180
Ground Transportation	0.33	171,297
Banks	0.32	164,773
Options on Securities	0.29	151,829
Options on Exchange Traded Funds	0.26	134,647
Basic Materials	0.24	122,831
Energy Equipment & Services	0.18	92,113
Construction & Engineering	0.18	89,555
Specialty Retail	0.16	82,717
Semiconductors & Semiconductor Equipment	0.14	72,347
Biotechnology	0.13	68,926
Media	0.09	48,439
Diversified REITs	0.09	45,053
Foreign Currency Options	0.08	40,683
Machinery	0.07	37,253
Options on Equity Indices	0.06	31,823
Metals & Mining	0.05	26,694
Aerospace & Defense	0.04	23,013
Pharmaceuticals	0.02	10,300
Options on Commodity Indices	0.02	6,869
Textiles, Apparel & Luxury Goods	0.01	6,761
Total Investments	674.76%	$349,788,941
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts
Bi-Lateral Credit Default Swaps
Currency	Notional	Expiration Date	Frequency	Counter- party	Receive (Pay)	Reference Obligation	Buy/Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	30,000	09/30/2027	3M	BCY	1.00%	Panama Government International Bonds	Sell	$0	$134	$134
USD	396,000	09/30/2027	3M	GST	1.00%	Panama Government International Bonds	Sell	(4,155)	1,769	5,924
USD	325,000	11/21/2033	3M	CBK	1.00%	Peruvian Government International Bonds	Sell	3,968	4,743	775
USD	550,000	11/21/2033	3M	MSI	1.00%	Peruvian Government International Bonds	Sell	6,656	8,027	1,371
Total Bi-Lateral Credit Default Swaps								$6,469	$14,673	$8,204
Centrally Cleared Credit Default Swaps
Currency	Notional	Expiration Date	Frequency	Exchange	Receive (Pay)	Reference Obligation	Buy/Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(983,850)	12/20/2030	3M	ICE	5.00%	CDX NA HY Series 45 Version 1 Index	Sell	$59,830	$76,555	$16,725
EUR	(9,432,000)	06/20/2031	3M	ICE	1.00%	iTraxx Europe Series 45 Version 1 Index	Sell	202,389	227,127	24,738
USD	(1,325,000)	06/20/2031	3M	ICE	5.00%	CDX NA HY Series 46 Version 1 Index	Sell	91,303	101,935	10,632
EUR	(350,000)	06/20/2031	3M	ICE	5.00%	iTraxx Europe Crossover Series 45 Version 1 Index	Sell	36,732	39,086	2,354
USD	5,980,000	06/20/2031	3M	ICE	1.00%	CDX EM Series 45 Version 1 Index	Buy	171,415	158,329	(13,086)
Total Centrally Cleared Credit Default Swaps								$561,669	$603,032	$41,363
Bi-Lateral Cross Currency Swaps
Expiration Date	Frequency	Counterparty	Pay Amount	Receive Amount	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
09/16/2031	3M	MSI	USD Variable plus 3 Month USD SOFR	CAD 978,591 plus 3 Month CAD CORRA minus 0.02%	$0	$375	$375
09/18/2031	3M	MSI	USD Variable plus 3 Month USD SOFR	NOK 972,084 plus 3 Month NOK NIBOR minus 0.19%	0	607	607
09/18/2031	3M	BOA	USD Variable plus 3 Month USD SOFR	SEK 979,524 plus 3 Month SEK STIBOR minus 0.15%	0	373	373
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Bi-Lateral Cross Currency Swaps (continued)
Expiration Date	Frequency	Counterparty	Pay Amount	Receive Amount	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
09/18/2031	3M	MSI	USD Variable plus 3 Month USD SOFR	NZD 979,098 plus 3 Month NZD BKBM minus 0.02%	$0	$29	$29
Total Bi-Lateral Cross Currency Swaps					$0	$1,384	$1,384
Centrally Cleared Interest Rate Swaps
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
KRW	1,228,565	04/06/2027	3M	LCH	3.09%	Receive	3 Month KRW CD KSDA	$0	$1,369	$1,369
MXN	1,004,356	06/16/2027	1M	CME	6.95%	Receive	28 Day MXN TIIE Banxico	(26)	1,211	1,237
EUR	228,858	06/17/2027	6M	LCH	2.16%	Receive	12 Month EUR EURIBOR	761	1,589	828
HUF	373,620	06/17/2027	1Y	LCH	6.51%	Pay	12 Month HUF BUBOR	52	120	68
PLN	489,310	06/17/2027	3M	LCH	3.85%	Receive	12 Month PLN WIBOR	(101)	2,353	2,454
CLP	643,295	06/17/2027	1M	CME	4.49%	Receive	6 Month CLP TNA ABIF	(1)	3,352	3,353
SEK	752,416	06/17/2027	3M	LCH	2.22%	Receive	12 Month SEK STIBOR	(384)	2,541	2,925
ILS	1,504,605	06/17/2027	1Y	LCH	3.55%	Receive	1 day ILS SHIR	12	2,125	2,113
CLP	387,499	09/16/2027	1M	CME	4.75%	Receive	6 Month CLP TNA ABIF	0	1,269	1,269
USD	401,010	09/16/2027	1Y	LCH	3.34%	Receive	12 Month USD SOFR	10	1,588	1,578
ZAR	514,840	09/16/2027	3M	LCH	7.21%	Receive	3 Month ZAR JIBAR SAFEX	0	1,628	1,628
CAD	1,129,678	09/16/2027	1M	LCH	2.53%	Receive	6 Month CAD CORRA	179	4,245	4,066
NOK	2,139,612	09/16/2027	3M	LCH	4.50%	Receive	12 Month NOK NIBOR	(174)	11,055	11,229
CAD	691,852	12/16/2027	1M	LCH	2.56%	Receive	6 Month CAD CORRA	501	3,044	2,543
EUR	9,372,809	03/15/2028	3M	LCH	2.64%	Receive	12 Month EUR EURIBOR	(1,041)	18,502	19,543
USD	4,912,043	03/31/2028	1M	LCH	2.86%	Receive	U.S. CPI Urban Consumers NSA	(1,957)	21,723	23,680
EUR	13,396,307	04/30/2028	1Y	LCH	2.63%	Pay	12 Month EUR STR	(5,657)	47	5,704
EUR	2,272,975	05/19/2028	6M	LCH	2.25%	Receive	12 Month EUR EURIBOR	144	25,501	25,357
MXN	423,439	06/14/2028	1M	CME	7.55%	Receive	28 Day MXN TIIE Banxico	(11)	2,088	2,099
EUR	340,241	06/16/2028	6M	LCH	2.38%	Receive	12 Month EUR EURIBOR	991	1,713	722
SGD	777,421	06/16/2028	6M	LCH	1.70%	Receive	6 Month SGD SOR Telerate	91	575	484
SEK	777,911	06/16/2028	3M	LCH	2.47%	Receive	12 Month SEK STIBOR	1,026	2,754	1,728
ILS	1,460,724	06/16/2028	1Y	LCH	3.25%	Receive	1 day ILS SHIR	(34)	3,103	3,137
HUF	33,137	06/17/2028	1Y	LCH	6.72%	Pay	12 Month HUF BUBOR	0	297	297
CLP	119,789	06/17/2028	6M	CME	4.87%	Receive	6 Month CLP TNA ABIF	0	113	113
HUF	126,349	06/17/2028	1Y	LCH	6.63%	Pay	12 Month HUF BUBOR	0	910	910
HUF	205,819	06/17/2028	1Y	LCH	6.62%	Pay	12 Month HUF BUBOR	0	1,462	1,462
CNY	325,800	06/17/2028	3M	LCH	1.46%	Receive	3 Month CNY CNREPOFIX	(5)	2	7
HUF	345,271	06/17/2028	6M	LCH	6.13%	Receive	12 Month HUF BUBOR	0	733	733
JPY	348,827	06/17/2028	1Y	LCH	1.38%	Receive	12 Month JPY TONA	116	472	356
GBP	494,415	06/17/2028	1Y	LCH	4.31%	Receive	12 Month GBP WMBA SONIA Compound	151	195	44
CLP	716,594	06/17/2028	6M	CME	4.61%	Receive	6 Month CLP TNA ABIF	(3)	4,268	4,271
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
ZAR	1,780,152	06/17/2028	3M	LCH	6.79%	Receive	3 Month ZAR JIBAR SAFEX	$(267)	$23,043	$23,310
NZD	2,482,090	06/17/2028	3M	LCH	3.19%	Receive	6 Month NZD BBR FRA	16,130	24,365	8,235
NOK	492,744	09/15/2028	3M	LCH	4.28%	Receive	12 Month NOK NIBOR	884	1,455	571
USD	1,562,309	09/15/2028	1Y	LCH	3.34%	Receive	12 Month USD SOFR	309	4,314	4,005
CAD	36,039	09/16/2028	6M	LCH	2.63%	Receive	6 Month CAD CORRA	215	246	31
AUD	49,372	09/16/2028	3M	LCH	4.56%	Receive	6 Month AUD BBR BBSW	89	154	65
KRW	171,683	09/16/2028	3M	LCH	3.66%	Receive	3 Month KRW CD KSDA	0	558	558
CLP	212,840	09/16/2028	6M	CME	4.83%	Receive	6 Month CLP TNA ABIF	0	503	503
CLP	263,217	09/16/2028	6M	CME	4.70%	Receive	6 Month CLP TNA ABIF	0	1,260	1,260
EUR	768,200	09/16/2028	6M	LCH	2.56%	Receive	12 Month EUR EURIBOR	4,989	5,151	162
USD	1,779,573	09/16/2028	1Y	LCH	3.41%	Receive	12 Month USD SOFR	4,573	9,850	5,277
AUD	3,418,323	09/16/2028	3M	LCH	4.53%	Receive	6 Month AUD BBR BBSW	4,665	12,940	8,275
USD	3,580,579	09/16/2028	1Y	LCH	3.31%	Receive	12 Month USD SOFR	10,579	26,165	15,586
EUR	45,953,679	01/29/2029	6M	LCH	2.59%	Receive	12 Month EUR EURIBOR	(23,731)	84,694	108,425
SEK	1,313,461	02/05/2030	3M	LCH	2.69%	Receive	12 Month SEK STIBOR	(1,981)	4,346	6,327
USD	813,041	06/10/2030	1Y	LCH	3.44%	Receive	12 Month USD SOFR	1,041	8,210	7,169
BRL	41,165	01/02/2031	1M	CME	13.27%	Receive	BRL CDI	0	421	421
BRL	61,914	01/02/2031	1M	CME	13.19%	Receive	BRL CDI	0	806	806
BRL	69,351	01/02/2031	1M	CME	13.28%	Receive	BRL CDI	0	653	653
BRL	124,237	01/02/2031	1M	CME	12.99%	Receive	BRL CDI	0	2,651	2,651
BRL	141,362	01/02/2031	1M	CME	13.50%	Receive	BRL CDI	0	317	317
USD	1,040,550	04/16/2031	1Y	LCH	3.59%	Receive	12 Month USD SOFR	550	5,873	5,323
MXN	103,366	06/11/2031	1M	CME	7.79%	Receive	28 Day MXN TIIE Banxico	(11)	1,513	1,524
MXN	435,270	06/11/2031	1M	CME	7.78%	Receive	28 Day MXN TIIE Banxico	541	6,377	5,836
CNY	37,935	06/17/2031	3M	LCH	1.60%	Pay	3 Month CNY CNREPOFIX	0	69	69
PLN	48,073	06/17/2031	1Y	LCH	4.67%	Pay	12 Month PLN WIBOR	0	203	203
PLN	54,621	06/17/2031	1Y	LCH	4.60%	Pay	12 Month PLN WIBOR	0	53	53
ZAR	60,526	06/17/2031	3M	LCH	7.64%	Receive	3 Month ZAR JIBAR SAFEX	0	128	128
CZK	66,994	06/17/2031	6M	LCH	4.40%	Receive	12 Month CZK PRIBOR	0	14	14
CLP	109,890	06/17/2031	6M	CME	4.90%	Receive	6 Month CLP TNA ABIF	0	943	943
CNY	133,422	06/17/2031	3M	LCH	1.57%	Pay	3 Month CNY CNREPOFIX	(7)	87	94
HUF	144,106	06/17/2031	1Y	LCH	5.85%	Pay	12 Month HUF BUBOR	0	21	21
HUF	158,406	06/17/2031	1Y	LCH	6.05%	Pay	12 Month HUF BUBOR	0	1,367	1,367
ILS	213,374	06/17/2031	1Y	LCH	3.50%	Receive	1 day ILS SHIR	(2)	1,134	1,136
HUF	216,762	06/17/2031	1Y	LCH	7.47%	Pay	12 Month HUF BUBOR	0	16,127	16,127
HUF	222,268	06/17/2031	1Y	LCH	7.10%	Pay	12 Month HUF BUBOR	0	12,882	12,882
CLP	245,321	06/17/2031	6M	CME	4.85%	Receive	6 Month CLP TNA ABIF	0	2,551	2,551
NOK	282,431	06/17/2031	6M	LCH	4.41%	Receive	12 Month NOK NIBOR	1,546	3,060	1,514
HUF	303,536	06/17/2031	1Y	LCH	5.95%	Pay	12 Month HUF BUBOR	0	1,261	1,261
EUR	444,810	06/17/2031	1Y	LCH	2.56%	Receive	12 Month EUR STR	1,350	1,674	324
USD	598,379	06/17/2031	1Y	LCH	3.59%	Receive	12 Month USD SOFR	379	3,438	3,059
ZAR	609,961	06/17/2031	3M	LCH	7.12%	Receive	3 Month ZAR JIBAR SAFEX	(214)	14,106	14,320
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
MYR	10,343	06/18/2031	3M	LCH	3.59%	Pay	3 Month MYR KLIBOR BNM	$0	$27	$27
MYR	10,848	06/18/2031	3M	LCH	3.54%	Pay	3 Month MYR KLIBOR BNM	0	6	6
ZAR	49,215	06/21/2031	3M	LCH	8.11%	Pay	3 Month ZAR JIBAR SAFEX	0	303	303
ZAR	67,392	06/21/2031	3M	LCH	8.03%	Pay	3 Month ZAR JIBAR SAFEX	0	291	291
JPY	72,305	06/21/2031	1Y	LCH	1.81%	Receive	12 Month JPY TONA	204	743	539
ZAR	92,683	06/21/2031	3M	LCH	7.91%	Pay	3 Month ZAR JIBAR SAFEX	0	145	145
PLN	125,084	06/21/2031	1Y	LCH	4.68%	Pay	12 Month PLN WIBOR	0	74	74
ZAR	165,251	06/21/2031	3M	LCH	7.96%	Pay	3 Month ZAR JIBAR SAFEX	0	450	450
NOK	339,411	06/21/2031	6M	LCH	3.97%	Receive	12 Month NOK NIBOR	3,585	3,691	106
CNY	50,577	09/16/2031	3M	LCH	1.60%	Pay	3 Month CNY CNREPOFIX	0	69	69
ZAR	66,545	09/16/2031	3M	LCH	7.41%	Receive	3 Month ZAR JIBAR SAFEX	0	905	905
CNY	94,677	09/16/2031	3M	LCH	1.60%	Pay	3 Month CNY CNREPOFIX	0	126	126
CAD	221,013	09/16/2031	6M	LCH	2.88%	Receive	6 Month CAD CORRA	104	2,130	2,026
GBP	1,475,917	09/16/2031	1Y	LCH	3.94%	Receive	12 Month GBP WMBA SONIA Compound	8,869	25,175	16,306
AUD	173,646	09/20/2031	3M	LCH	4.66%	Receive	6 Month AUD BBR BBSW	(78)	327	405
NZD	191,492	09/20/2031	3M	LCH	4.31%	Receive	6 Month NZD BBR FRA	73	358	285
GBP	456,357	09/20/2031	1Y	LCH	4.16%	Receive	12 Month GBP WMBA SONIA Compound	563	1,763	1,200
EUR	810,624	09/20/2031	6M	LCH	2.81%	Receive	12 Month EUR EURIBOR	(431)	2,754	3,185
USD	910,678	09/20/2031	1Y	LCH	3.59%	Receive	12 Month USD SOFR	(322)	3,925	4,247
EUR	1,370,952	07/02/2034	6M	LCH	2.94%	Receive	12 Month EUR EURIBOR	388	4,677	4,289
USD	4,480,730	11/29/2034	1M	LCH	2.49%	Receive	U.S. CPI Urban Consumers NSA	12,730	58,192	45,462
EUR	2,405,919	01/29/2035	6M	LCH	2.82%	Receive	12 Month EUR EURIBOR	(1,454)	31,673	33,127
EUR	4,990,452	02/15/2035	1Y	LCH	2.81%	Pay	12 Month EUR STR	(3,921)	2,298	6,219
EUR	1,873,827	08/27/2035	6M	LCH	2.94%	Receive	12 Month EUR EURIBOR	3,602	14,050	10,448
EUR	1,908,733	12/12/2035	1Y	LCH	2.88%	Pay	12 Month EUR STR	3,591	8,773	5,182
EUR	2,253,394	01/14/2036	6M	LCH	2.88%	Receive	12 Month EUR EURIBOR	(27,759)	28,891	56,650
EUR	815,349	02/04/2036	6M	LCH	2.91%	Receive	12 Month EUR EURIBOR	2,546	8,728	6,182
EUR	3,805,836	03/15/2036	1M	LCH	2.33%	Receive	Eurostat Eurozone HICP ex-Tobacco NSA	(31,798)	1,284	33,082
EUR	4,562,541	03/15/2036	1Y	LCH	3.34%	Pay	12 Month EUR EURIBOR	4,291	11,268	6,977
MXN	86,312	06/11/2036	1M	CME	8.84%	Receive	28 Day MXN TIIE Banxico	0	762	762
MXN	120,486	06/11/2036	1M	CME	8.88%	Receive	28 Day MXN TIIE Banxico	0	936	936
KRW	18,500	06/17/2036	3M	LCH	3.62%	Receive	3 Month KRW CD KSDA	0	362	362
HUF	20,210	06/17/2036	1Y	LCH	7.07%	Pay	12 Month HUF BUBOR	0	2,284	2,284
HUF	39,980	06/17/2036	1Y	LCH	6.87%	Pay	12 Month HUF BUBOR	0	3,793	3,793
ZAR	40,708	06/17/2036	3M	LCH	8.30%	Pay	3 Month ZAR JIBAR SAFEX	0	282	282
COP	41,313	06/17/2036	3M	CME	11.41%	Receive	3 Month COP IBR OIS Compound	0	106	106
HUF	50,528	06/17/2036	1Y	LCH	6.83%	Pay	12 Month HUF BUBOR	55	4,737	4,682
ILS	112,495	06/17/2036	1Y	LCH	3.80%	Receive	1 day ILS SHIR	5	456	451
SGD	202,735	06/17/2036	6M	LCH	2.20%	Receive	6 Month SGD SOR Telerate	(13)	734	747
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
KRW	482,408	06/17/2036	3M	LCH	3.70%	Receive	3 Month KRW CD KSDA	$(141)	$6,244	$6,385
EUR	1,525,600	06/17/2036	1Y	LCH	3.13%	Pay	12 Month EUR EURIBOR	(2,617)	5,495	8,112
KRW	89,500	06/18/2036	3M	LCH	3.64%	Receive	3 Month KRW CD KSDA	0	809	809
KRW	93,037	06/18/2036	3M	LCH	3.69%	Receive	3 Month KRW CD KSDA	0	694	694
KRW	97,069	06/18/2036	3M	LCH	3.78%	Receive	3 Month KRW CD KSDA	(21)	371	392
ZAR	102,944	06/18/2036	3M	LCH	9.40%	Pay	3 Month ZAR JIBAR SAFEX	0	1,237	1,237
ZAR	137,112	06/18/2036	3M	LCH	9.29%	Pay	3 Month ZAR JIBAR SAFEX	0	1,193	1,193
ZAR	150,265	06/18/2036	3M	LCH	9.22%	Pay	3 Month ZAR JIBAR SAFEX	0	994	994
ZAR	162,301	06/18/2036	3M	LCH	9.24%	Pay	3 Month ZAR JIBAR SAFEX	0	1,175	1,175
ZAR	177,246	06/18/2036	3M	LCH	9.37%	Pay	3 Month ZAR JIBAR SAFEX	0	1,958	1,958
PLN	395,798	06/18/2036	1Y	LCH	5.15%	Pay	12 Month PLN WIBOR	(370)	1,262	1,632
MXN	75,284	09/04/2036	1M	CME	8.08%	Receive	28 Day MXN TIIE Banxico	0	2,639	2,639
MXN	107,068	09/04/2036	1M	CME	8.22%	Receive	28 Day MXN TIIE Banxico	0	2,855	2,855
MXN	108,172	09/04/2036	1M	CME	8.22%	Receive	28 Day MXN TIIE Banxico	0	2,873	2,873
ZAR	43,631	09/16/2036	3M	LCH	7.88%	Receive	3 Month ZAR JIBAR SAFEX	0	1,115	1,115
ZAR	51,697	09/16/2036	3M	LCH	7.99%	Receive	3 Month ZAR JIBAR SAFEX	0	950	950
ZAR	64,697	09/16/2036	3M	LCH	8.03%	Receive	3 Month ZAR JIBAR SAFEX	0	1,026	1,026
EUR	84,727	09/16/2036	6M	LCH	2.94%	Receive	12 Month EUR EURIBOR	204	1,278	1,074
SEK	764,061	09/16/2036	3M	LCH	2.94%	Receive	12 Month SEK STIBOR	1,058	11,001	9,943
KRW	114,559	09/17/2036	3M	LCH	3.72%	Receive	3 Month KRW CD KSDA	48	702	654
KRW	121,899	09/17/2036	3M	LCH	3.84%	Receive	3 Month KRW CD KSDA	0	166	166
NZD	594,583	09/17/2036	3M	LCH	4.75%	Receive	6 Month NZD BBR FRA	1,030	2,517	1,487
SEK	3,227,917	02/09/2037	3M	LCH	2.94%	Receive	12 Month SEK STIBOR	18,082	39,029	20,947
GBP	1,846,134	09/07/2037	1Y	LCH	4.53%	Receive	12 Month GBP WMBA SONIA Compound	2,563	13,154	10,591
GBP	2,729,544	01/29/2038	1Y	LCH	4.09%	Receive	12 Month GBP WMBA SONIA Compound	33,590	132,950	99,360
EUR	933,330	05/07/2038	6M	LCH	2.59%	Receive	12 Month EUR EURIBOR	12,491	37,338	24,847
EUR	1,339,151	10/01/2041	6M	LCH	3.13%	Receive	12 Month EUR EURIBOR	4,282	9,413	5,131
EUR	5,864,103	01/30/2046	1Y	LCH	3.50%	Pay	12 Month EUR STR	(755)	23,638	24,393
EUR	9,561,765	01/09/2056	1Y	LCH	3.09%	Pay	12 Month EUR STR	5,578	91,001	85,423
EUR	1,120,927	03/19/2075	6M	LCH	2.00%	Receive	12 Month EUR EURIBOR	3,323	290,816	287,493
Total Centrally Cleared Interest Rate Swaps								$69,442	$1,320,371	$1,250,929
Total Return Swaps
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
AUD	(141,326)	05/15/2033	1M	MSI	1 day AUD AONIA	Commonwealth Bank of Australia	$0	$6,674	$6,674
AUD	(409,378)	05/05/2028	1M	JPM	1 day AUD AONIA	Commonwealth Bank of Australia	0	5,663	5,663
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
AUD	(74,236)	05/05/2028	1M	JPM	1 day AUD AONIA	Woodside Energy Group Ltd.	$0	$5,092	$5,092
AUD	(91,042)	05/15/2033	1M	MSI	1 day AUD AONIA	Fortescue Ltd.	0	3,722	3,722
AUD	(13,080)	05/15/2033	1M	MSI	1 day AUD AONIA	Pro Medicus Ltd.	0	120	120
HKD	(208,360)	05/15/2033	1M	MSI	1 day HKD HONIA	Xiaomi Corp.	0	11,012	11,012
HKD	(401,178)	05/15/2033	1M	MSI	1 day HKD HONIA	China H Banks	0	7,728	7,728
HKD	(72,845)	05/15/2033	1M	MSI	1 day HKD HONIA	Jiangxi Copper Co., Ltd.	0	3,166	3,166
HKD	(92,322)	05/15/2033	1M	MSI	1 day HKD HONIA	Flat Glass Group Co., Ltd.	0	2,719	2,719
HKD	(68,301)	05/15/2033	1M	MSI	1 day HKD HONIA	Pop Mart International Group Ltd.	0	2,172	2,172
HKD	(55,874)	05/05/2028	1M	JPM	1 day HKD HONIA	Bilibili, Inc.	0	1,757	1,757
HKD	(13,374)	05/05/2028	1M	JPM	1 day HKD HONIA	Meitu, Inc.	0	1,492	1,492
HKD	(10,215)	05/20/2033	1M	GST	1 day HKD HONIA	Xiaomi Corp.	0	965	965
HKD	(14,415)	05/20/2033	1M	GST	1 day HKD HONIA	Alibaba Group Holding Ltd.	0	928	928
HKD	(11,806)	05/20/2033	1M	GST	1 day HKD HONIA	Kuaishou Technology	0	879	879
HKD	(19,347)	05/20/2033	1M	GST	1 day HKD HONIA	Jiangxi Copper Co., Ltd.	0	831	831
HKD	(19,868)	05/20/2033	1M	GST	1 day HKD HONIA	Horizon Robotics	0	796	796
HKD	(10,970)	05/15/2033	1M	MSI	1 day HKD HONIA	Chow Tai Fook Jewellery Group Ltd.	0	640	640
HKD	(5,095)	05/05/2028	1M	JPM	1 day HKD HONIA	Xiaomi Corp.	0	543	543
HKD	(10,636)	05/15/2033	1M	MSI	1 day HKD HONIA	Tencent Holdings Ltd.	0	519	519
HKD	(7,655)	05/05/2028	1M	JPM	1 day HKD HONIA	Tencent Holdings Ltd.	0	502	502
HKD	(4,010)	05/15/2033	1M	MSI	1 day HKD HONIA	Kuaishou Technology	0	191	191
HKD	(17,774)	05/15/2033	1M	MSI	1 day HKD HONIA	Xinyi Solar Holdings Ltd.	0	125	125
HKD	(79,525)	05/05/2028	1M	JPM	1 day HKD HONIA	UBTech Robotics Corp. Ltd.	0	122	122
HKD	(2,626)	05/15/2033	1M	MSI	1 day HKD HONIA	Geely Automobile Holdings Ltd.	0	102	102
HKD	(2,466)	05/20/2033	1M	GST	1 day HKD HONIA	Pop Mart International Group Ltd.	0	43	43
HKD	(3,906)	05/15/2033	1M	MSI	1 day HKD HONIA	Alibaba Group Holding Ltd.	0	13	13
ILS	(150,465)	05/15/2033	1M	MSI	1 day ILS SHIR	Israel Discount Bank Ltd.	0	8,777	8,777
ILS	(149,134)	05/15/2033	1M	MSI	1 day ILS SHIR	Mizrahi Tefahot Bank Ltd.	0	5,270	5,270
ILS	(51,757)	05/20/2033	1M	GST	1 day ILS SHIR	Israel Discount Bank Ltd.	0	2,730	2,730
ILS	(12,140)	05/20/2033	1M	GST	1 day ILS SHIR	Mizrahi Tefahot Bank Ltd.	0	422	422
USD	236,156	05/20/2033	1M	GST	1 day USD OBFR	SPDR S&P Oil & Gas Exploration & Production ETF	0	21,714	21,714
USD	(180,974)	05/15/2033	1M	MSI	1 day USD OBFR	Norwegian Cruise Line Holdings Ltd.	0	20,954	20,954
USD	(157,016)	05/20/2033	1M	GST	1 day USD OBFR	Equifax, Inc.	0	18,212	18,212
USD	(306,223)	05/20/2033	1M	GST	1 day USD OBFR	Marriott International, Inc.	0	13,616	13,616
USD	(275,277)	05/20/2033	1M	GST	1 day USD OBFR	Carlyle Group, Inc.	0	12,309	12,309
USD	(140,558)	05/15/2033	1M	MSI	1 day USD OBFR	Booking Holdings, Inc.	0	11,762	11,762
USD	60,619	05/15/2033	1M	MSI	1 day USD OBFR	ON Semiconductor Corp.	0	10,956	10,956
USD	(236,448)	05/15/2033	1M	MSI	1 day USD OBFR	Red Rock Resorts, Inc.	0	10,949	10,949
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(67,105)	05/20/2033	1M	GST	1 day USD OBFR	Pony AI, Inc.	$0	$9,761	$9,761
USD	142,406	05/05/2028	1M	JPM	1 day USD OBFR	SPDR S&P Oil & Gas Exploration & Production ETF	0	9,607	9,607
USD	(257,646)	05/15/2033	1M	MSI	1 day USD OBFR	Blackstone, Inc.	0	9,123	9,123
USD	(2,020,875)	05/15/2033	1M	MSI	1 day USD OBFR	iShares JP Morgan USD Emerging Markets Bond ETF	0	9,076	9,076
USD	(84,939)	05/20/2033	1M	GST	1 day USD OBFR	Genius Sports Ltd.	0	8,613	8,613
USD	(133,980)	05/05/2028	1M	JPM	1 day USD OBFR	International Business Machines Corp.	0	8,558	8,558
USD	(111,996)	05/15/2033	1M	MSI	1 day USD OBFR	Saudi Awwal Bank	0	8,006	8,006
USD	(298,542)	05/15/2033	1M	MSI	1 day USD OBFR	Netflix, Inc.	0	7,883	7,883
USD	(352,109)	05/15/2033	1M	MSI	1 day USD OBFR	Tesla, Inc.	0	7,879	7,879
USD	(65,170)	05/20/2033	1M	GST	1 day USD OBFR	Wingstop, Inc.	0	7,749	7,749
USD	(162,366)	05/20/2033	1M	GST	1 day USD OBFR	Home Depot, Inc.	0	7,501	7,501
USD	(85,683)	05/05/2028	1M	JPM	1 day USD OBFR	Planet Fitness, Inc.	0	7,412	7,412
USD	(240,108)	05/20/2033	1M	GST	1 day USD OBFR	KLA Corp.	0	7,311	7,311
USD	(449,250)	05/15/2033	1M	MSI	1 day USD OBFR	CBOE Holdings, Inc.	0	7,218	7,218
USD	(121,322)	05/15/2033	1M	MSI	1 day USD OBFR	DoorDash, Inc.	0	6,640	6,640
USD	(93,828)	05/15/2033	1M	MSI	1 day USD OBFR	Riyad Bank	0	6,584	6,584
USD	(57,990)	05/05/2028	1M	JPM	1 day USD OBFR	Domino's Pizza, Inc.	0	6,059	6,059
USD	(325,262)	05/15/2033	1M	MSI	1 day USD OBFR	Lowe's Cos., Inc.	0	5,923	5,923
USD	(86,774)	05/15/2033	1M	MSI	1 day USD OBFR	Tractor Supply Co.	0	5,553	5,553
USD	(119,639)	05/20/2033	1M	GST	1 day USD OBFR	Dollar General Corp.	0	5,497	5,497
USD	(235,188)	05/15/2033	1M	MSI	1 day USD OBFR	Home Depot, Inc.	0	5,357	5,357
USD	(55,667)	05/20/2033	1M	GST	1 day USD OBFR	Tractor Supply Co.	0	5,228	5,228
USD	(173,313)	05/15/2033	1M	MSI	1 day USD OBFR	Chipotle Mexican Grill, Inc.	0	5,130	5,130
USD	(74,336)	05/05/2028	1M	JPM	1 day USD OBFR	FirstEnergy Corp.	0	5,100	5,100
USD	(55,641)	05/05/2028	1M	JPM	1 day USD OBFR	Hanwha Systems Co., Ltd.	0	4,905	4,905
USD	(67,938)	05/15/2033	1M	MSI	1 day USD OBFR	Medtronic PLC	0	4,781	4,781
USD	(103,175)	05/05/2028	1M	JPM	1 day USD OBFR	Northern Oil & Gas, Inc.	0	4,747	4,747
USD	(107,808)	05/15/2033	1M	MSI	1 day USD OBFR	AppLovin Corp.	0	4,702	4,702
USD	(115,466)	05/20/2033	1M	GST	1 day USD OBFR	FirstEnergy Corp.	0	4,507	4,507
USD	(1,772,760)	05/20/2033	1M	GST	1 day USD OBFR	iShares iBoxx $ High Yield Corporate Bond ETF	0	4,400	4,400
USD	(62,595)	05/15/2033	1M	MSI	1 day USD OBFR	Equifax, Inc.	0	4,325	4,325
USD	(119,827)	05/20/2033	1M	GST	1 day USD OBFR	FactSet Research Systems, Inc.	0	4,216	4,216
USD	(109,534)	05/15/2033	1M	MSI	1 day USD OBFR	Carlyle Group, Inc.	0	4,187	4,187
USD	(68,460)	05/20/2033	1M	GST	1 day USD OBFR	Nebius Group NV	0	4,183	4,183
USD	(31,414)	05/15/2033	1M	MSI	1 day USD OBFR	Nebius Group NV	0	4,182	4,182
USD	(109,677)	05/05/2028	1M	JPM	1 day USD OBFR	Life Time Group Holdings, Inc.	0	4,126	4,126
USD	(49,666)	05/20/2033	1M	GST	1 day USD OBFR	Danaher Corp.	0	4,034	4,034
USD	(68,776)	05/15/2033	1M	MSI	1 day USD OBFR	iShares U.S. Medical Devices ETF	0	4,032	4,032
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(32,527)	05/15/2033	1M	MSI	1 day USD OBFR	Dyne Therapeutics, Inc.	$0	$3,956	$3,956
USD	(34,755)	05/20/2033	1M	GST	1 day USD OBFR	Kestra Medical Technologies Ltd.	0	3,862	3,862
USD	(226,913)	05/15/2033	1M	MSI	1 day USD OBFR	Brookfield Asset Management Ltd.	0	3,811	3,811
USD	(3,749,467)	05/15/2033	1M	MSI	1 day USD OBFR	iShares iBoxx $ High Yield Corporate Bond ETF	0	3,759	3,759
USD	(25,014)	05/20/2033	1M	GST	1 day USD OBFR	TE Connectivity PLC	0	3,636	3,636
USD	(59,952)	05/15/2033	1M	MSI	1 day USD OBFR	FirstEnergy Corp.	0	3,594	3,594
USD	(23,065)	05/20/2033	1M	GST	1 day USD OBFR	Newamsterdam Pharma Co. NV	0	3,587	3,587
USD	(48,438)	05/15/2033	1M	MSI	1 day USD OBFR	Alcon AG	0	3,516	3,516
USD	(405,678)	05/20/2033	1M	GST	1 day USD OBFR	iShares JP Morgan USD Emerging Markets Bond ETF	0	3,318	3,318
USD	(33,436)	05/15/2033	1M	MSI	1 day USD OBFR	Intellia Therapeutics, Inc.	0	3,267	3,267
USD	(41,303)	05/15/2033	1M	MSI	1 day USD OBFR	Ollie's Bargain Outlet Holdings, Inc.	0	3,239	3,239
USD	(77,941)	05/05/2028	1M	JPM	1 day USD OBFR	CP ALL PCL	0	3,198	3,198
USD	98,597	05/15/2033	1M	MSI	1 day USD OBFR	iShares Russell 2000 ETF	0	3,140	3,140
USD	(56,030)	05/20/2033	1M	GST	1 day USD OBFR	Innolux Corp.	0	3,024	3,024
USD	(35,374)	05/20/2033	1M	GST	1 day USD OBFR	Bruker Corp.	0	2,996	2,996
USD	(165,782)	05/15/2033	1M	MSI	1 day USD OBFR	ARK Innovation ETF	0	2,954	2,954
USD	(26,382)	05/20/2033	1M	GST	1 day USD OBFR	DoorDash, Inc.	0	2,940	2,940
USD	(70,440)	05/15/2033	1M	MSI	1 day USD OBFR	McDonald's Corp.	0	2,914	2,914
USD	(165,295)	05/15/2033	1M	MSI	1 day USD OBFR	Sherwin-Williams Co.	0	2,882	2,882
USD	(21,902)	05/15/2033	1M	MSI	1 day USD OBFR	10X Genomics, Inc.	0	2,851	2,851
USD	(33,018)	05/20/2033	1M	GST	1 day USD OBFR	Teradyne, Inc.	0	2,793	2,793
USD	(64,552)	05/15/2033	1M	MSI	1 day USD OBFR	Domino's Pizza, Inc.	0	2,777	2,777
USD	(71,313)	05/15/2033	1M	MSI	1 day USD OBFR	SPDR S&P Biotech ETF	0	2,759	2,759
USD	(16,025)	05/15/2033	1M	MSI	1 day USD OBFR	GE HealthCare Technologies, Inc.	0	2,744	2,744
USD	(18,882)	05/20/2033	1M	GST	1 day USD OBFR	Insulet Corp.	0	2,701	2,701
USD	(98,926)	05/05/2028	1M	JPM	1 day USD OBFR	Magnolia Oil & Gas Corp.	0	2,612	2,612
USD	(26,215)	05/15/2033	1M	MSI	1 day USD OBFR	Largan Precision Co., Ltd.	0	2,602	2,602
USD	(20,856)	05/20/2033	1M	GST	1 day USD OBFR	Viking Therapeutics, Inc.	0	2,553	2,553
USD	(14,586)	05/20/2033	1M	GST	1 day USD OBFR	SoFi Technologies, Inc.	0	2,543	2,543
USD	(37,981)	05/15/2033	1M	MSI	1 day USD OBFR	ResMed, Inc.	0	2,488	2,488
USD	(213,451)	05/20/2033	1M	GST	1 day USD OBFR	InterContinental Hotels Group PLC	0	2,471	2,471
USD	(42,739)	05/15/2033	1M	MSI	1 day USD OBFR	Burlington Stores, Inc.	0	2,418	2,418
USD	(99,933)	05/20/2033	1M	GST	1 day USD OBFR	Wendy's Co.	0	2,374	2,374
USD	(24,095)	05/20/2033	1M	GST	1 day USD OBFR	eMemory Technology, Inc.	0	2,322	2,322
USD	(46,351)	05/20/2033	1M	GST	1 day USD OBFR	Universal Health Services, Inc.	0	2,264	2,264
USD	(57,113)	05/05/2028	1M	JPM	1 day USD OBFR	eMemory Technology, Inc.	0	2,238	2,238
USD	(43,811)	05/20/2033	1M	GST	1 day USD OBFR	McKesson Corp.	0	2,236	2,236
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(24,548)	05/20/2033	1M	GST	1 day USD OBFR	AppLovin Corp.	$0	$2,231	$2,231
USD	(49,592)	05/20/2033	1M	GST	1 day USD OBFR	Korea Zinc Co., Ltd.	0	2,225	2,225
USD	(14,580)	05/15/2033	1M	MSI	1 day USD OBFR	Insulet Corp.	0	2,186	2,186
USD	(39,633)	05/20/2033	1M	GST	1 day USD OBFR	Sony Group Corp.	0	2,165	2,165
USD	(80,690)	05/20/2033	1M	GST	1 day USD OBFR	National Fuel Gas Co.	0	2,132	2,132
USD	(60,936)	05/15/2033	1M	MSI	1 day USD OBFR	Palantir Technologies, Inc.	0	2,092	2,092
USD	(147,649)	05/15/2033	1M	MSI	1 day USD OBFR	Sumitomo Mitsui Financial Group, Inc.	0	1,990	1,990
USD	(44,271)	05/20/2033	1M	GST	1 day USD OBFR	Agilent Technologies, Inc.	0	1,980	1,980
USD	(21,055)	05/15/2033	1M	MSI	1 day USD OBFR	Caris Life Sciences, Inc.	0	1,960	1,960
USD	(53,178)	05/20/2033	1M	GST	1 day USD OBFR	Amphenol Corp.	0	1,928	1,928
USD	(124,394)	05/20/2033	1M	GST	1 day USD OBFR	Chipotle Mexican Grill, Inc.	0	1,928	1,928
USD	(124,584)	05/20/2033	1M	GST	1 day USD OBFR	Mitsubishi UFJ Financial Group, Inc.	0	1,914	1,914
USD	(91,147)	05/20/2033	1M	GST	1 day USD OBFR	BJ's Restaurants, Inc.	0	1,906	1,906
USD	(63,056)	05/05/2028	1M	JPM	1 day USD OBFR	AT&T, Inc.	0	1,896	1,896
USD	(99,787)	05/20/2033	1M	GST	1 day USD OBFR	Qatar National Bank QPSC	0	1,887	1,887
USD	(116,519)	05/15/2033	1M	MSI	1 day USD OBFR	Marriott International, Inc.	0	1,864	1,864
USD	(11,362)	05/05/2028	1M	JPM	1 day USD OBFR	Newamsterdam Pharma Co. NV	0	1,851	1,851
USD	(86,689)	05/20/2033	1M	GST	1 day USD OBFR	Samyang Foods Co., Ltd.	0	1,850	1,850
USD	(31,416)	05/20/2033	1M	GST	1 day USD OBFR	Zoetis, Inc.	0	1,848	1,848
USD	(12,758)	05/15/2033	1M	MSI	1 day USD OBFR	SoFi Technologies, Inc.	0	1,827	1,827
USD	(24,673)	05/20/2033	1M	GST	1 day USD OBFR	Tenet Healthcare Corp.	0	1,824	1,824
USD	53,261	05/05/2028	1M	JPM	1 day USD OBFR	Uber Technologies, Inc.	0	1,801	1,801
USD	(31,831)	05/20/2033	1M	GST	1 day USD OBFR	FormFactor, Inc.	0	1,790	1,790
USD	(12,965)	05/15/2033	1M	MSI	1 day USD OBFR	Denali Therapeutics, Inc.	0	1,770	1,770
USD	(38,264)	05/20/2033	1M	GST	1 day USD OBFR	Illumina, Inc.	0	1,763	1,763
USD	(57,794)	05/05/2028	1M	JPM	1 day USD OBFR	Amorepacific Corp.	0	1,761	1,761
USD	(23,980)	05/20/2033	1M	GST	1 day USD OBFR	Praxis Precision Medicines, Inc.	0	1,662	1,662
USD	(120,451)	05/15/2033	1M	MSI	1 day USD OBFR	FactSet Research Systems, Inc.	0	1,655	1,655
USD	(21,847)	05/20/2033	1M	GST	1 day USD OBFR	Accenture PLC	0	1,611	1,611
USD	(459,233)	05/15/2033	1M	MSI	1 day USD OBFR	Financial Select Sector SPDR Fund	0	1,584	1,584
USD	(17,541)	05/20/2033	1M	GST	1 day USD OBFR	Denali Therapeutics, Inc.	0	1,554	1,554
USD	(23,901)	05/15/2033	1M	MSI	1 day USD OBFR	Gilead Sciences, Inc.	0	1,527	1,527
USD	(30,158)	05/20/2033	1M	GST	1 day USD OBFR	Galapagos NV	0	1,494	1,494
USD	(114,080)	05/20/2033	1M	GST	1 day USD OBFR	Netflix, Inc.	0	1,468	1,468
USD	(65,965)	05/15/2033	1M	MSI	1 day USD OBFR	Lightspeed Commerce, Inc.	0	1,464	1,464
USD	(12,637)	05/20/2033	1M	GST	1 day USD OBFR	Reddit, Inc.	0	1,448	1,448
USD	(29,614)	05/20/2033	1M	GST	1 day USD OBFR	Immunovant, Inc.	0	1,438	1,438
USD	(41,716)	05/20/2033	1M	GST	1 day USD OBFR	SPDR S&P Biotech ETF	0	1,398	1,398
USD	(13,190)	05/20/2033	1M	GST	1 day USD OBFR	Caris Life Sciences, Inc.	0	1,391	1,391
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(19,788)	05/15/2033	1M	MSI	1 day USD OBFR	Accenture PLC	$0	$1,380	$1,380
USD	(59,900)	05/05/2028	1M	JPM	1 day USD OBFR	Portland General Electric Co.	0	1,375	1,375
USD	(31,545)	05/05/2028	1M	JPM	1 day USD OBFR	Palantir Technologies, Inc.	0	1,358	1,358
USD	(51,519)	05/15/2033	1M	MSI	1 day USD OBFR	Oracle Corp.	0	1,327	1,327
USD	(10,929)	05/20/2033	1M	GST	1 day USD OBFR	Allogene Therapeutics, Inc.	0	1,310	1,310
USD	(50,095)	05/15/2033	1M	MSI	1 day USD OBFR	Dollar General Corp.	0	1,309	1,309
USD	(15,262)	05/20/2033	1M	GST	1 day USD OBFR	Saudi Awwal Bank	0	1,245	1,245
USD	(85,556)	05/20/2033	1M	GST	1 day USD OBFR	On Holding AG	0	1,231	1,231
USD	(27,493)	05/05/2028	1M	JPM	1 day USD OBFR	Equifax, Inc.	0	1,228	1,228
USD	(31,485)	05/20/2033	1M	GST	1 day USD OBFR	IDEXX Laboratories, Inc.	0	1,202	1,202
USD	(25,531)	05/20/2033	1M	GST	1 day USD OBFR	Palantir Technologies, Inc.	0	1,187	1,187
USD	(26,689)	05/20/2033	1M	GST	1 day USD OBFR	UroGen Pharma Ltd.	0	1,167	1,167
USD	(17,372)	05/15/2033	1M	MSI	1 day USD OBFR	Revvity, Inc.	0	1,161	1,161
USD	(20,661)	05/15/2033	1M	MSI	1 day USD OBFR	Snowflake, Inc.	0	1,145	1,145
USD	(26,356)	05/20/2033	1M	GST	1 day USD OBFR	Workday, Inc.	0	1,141	1,141
USD	(9,893)	05/20/2033	1M	GST	1 day USD OBFR	Mineralys Therapeutics, Inc.	0	1,125	1,125
USD	(11,717)	05/15/2033	1M	MSI	1 day USD OBFR	Resolute Holdings Management, Inc.	0	1,102	1,102
USD	(30,458)	05/20/2033	1M	GST	1 day USD OBFR	Asustek Computer, Inc.	0	1,098	1,098
USD	(23,681)	05/20/2033	1M	GST	1 day USD OBFR	General Electric Co.	0	1,066	1,066
USD	(23,386)	05/20/2033	1M	GST	1 day USD OBFR	Broadridge Financial Solutions, Inc.	0	1,059	1,059
USD	(18,708)	05/15/2033	1M	MSI	1 day USD OBFR	Williams-Sonoma, Inc.	0	1,057	1,057
USD	(20,849)	05/20/2033	1M	GST	1 day USD OBFR	Entegris, Inc.	0	1,038	1,038
USD	(25,324)	05/15/2033	1M	MSI	1 day USD OBFR	Rambus, Inc.	0	1,036	1,036
USD	(15,164)	05/20/2033	1M	GST	1 day USD OBFR	Revvity, Inc.	0	1,033	1,033
USD	(4,765)	05/15/2033	1M	MSI	1 day USD OBFR	Beta Bionics, Inc.	0	1,032	1,032
USD	(19,992)	05/20/2033	1M	GST	1 day USD OBFR	Arcutis Biotherapeutics, Inc.	0	1,021	1,021
USD	(5,755)	05/20/2033	1M	GST	1 day USD OBFR	Freeport-McMoRan, Inc.	0	1,005	1,005
USD	(16,143)	05/15/2033	1M	MSI	1 day USD OBFR	Futu Holdings Ltd.	0	1,001	1,001
USD	(11,274)	05/20/2033	1M	GST	1 day USD OBFR	Apogee Therapeutics, Inc.	0	996	996
USD	(27,249)	05/20/2033	1M	GST	1 day USD OBFR	Crinetics Pharmaceuticals, Inc.	0	995	995
USD	(8,849)	05/20/2033	1M	GST	1 day USD OBFR	Iovance Biotherapeutics, Inc.	0	983	983
USD	(119,312)	05/20/2033	1M	GST	1 day USD OBFR	Conagra Brands, Inc.	0	958	958
USD	9,519	05/20/2033	1M	GST	1 day USD OBFR	GLOBALFOUNDRIES, Inc.	0	946	946
USD	(32,105)	05/20/2033	1M	GST	1 day USD OBFR	Sanofi SA	0	943	943
USD	(49,622)	05/15/2033	1M	MSI	1 day USD OBFR	Pfizer, Inc.	0	894	894
USD	(26,821)	05/20/2033	1M	GST	1 day USD OBFR	Booking Holdings, Inc.	0	893	893
USD	(10,452)	05/15/2033	1M	MSI	1 day USD OBFR	Tenet Healthcare Corp.	0	888	888
USD	(30,720)	05/15/2033	1M	MSI	1 day USD OBFR	Novartis AG	0	854	854
USD	(8,869)	05/20/2033	1M	GST	1 day USD OBFR	Sionna Therapeutics, Inc.	0	820	820
USD	(9,499)	05/20/2033	1M	GST	1 day USD OBFR	TG Therapeutics, Inc.	0	817	817
USD	(7,568)	05/20/2033	1M	GST	1 day USD OBFR	MiniMed Group, Inc.	0	806	806
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(6,629)	05/15/2033	1M	MSI	1 day USD OBFR	Viking Therapeutics, Inc.	$0	$798	$798
USD	(28,352)	05/20/2033	1M	GST	1 day USD OBFR	Beam Therapeutics, Inc.	0	782	782
USD	(5,218)	05/20/2033	1M	GST	1 day USD OBFR	DXC Technology Co.	0	780	780
USD	(14,389)	05/15/2033	1M	MSI	1 day USD OBFR	Bio-Techne Corp.	0	780	780
USD	(13,986)	05/15/2033	1M	MSI	1 day USD OBFR	Arcutis Biotherapeutics, Inc.	0	774	774
USD	(21,882)	05/15/2033	1M	MSI	1 day USD OBFR	Expedia Group, Inc.	0	771	771
USD	(6,175)	05/15/2033	1M	MSI	1 day USD OBFR	Mineralys Therapeutics, Inc.	0	765	765
USD	(9,817)	05/20/2033	1M	GST	1 day USD OBFR	Bread Financial Holdings, Inc.	0	746	746
USD	(27,422)	05/20/2033	1M	GST	1 day USD OBFR	Vericel Corp.	0	715	715
USD	(39,625)	05/05/2028	1M	JPM	1 day USD OBFR	Vail Resorts, Inc.	0	708	708
USD	(93,469)	05/15/2033	1M	MSI	1 day USD OBFR	KLA Corp.	0	701	701
USD	(26,056)	05/20/2033	1M	GST	1 day USD OBFR	Blackstone, Inc.	0	689	689
USD	(6,568)	05/15/2033	1M	MSI	1 day USD OBFR	DXC Technology Co.	0	681	681
USD	(69,832)	05/05/2028	1M	JPM	1 day USD OBFR	Kinder Morgan, Inc.	0	673	673
USD	(84,596)	05/20/2033	1M	GST	1 day USD OBFR	Oracle Corp.	0	673	673
USD	(58,257)	05/20/2033	1M	GST	1 day USD OBFR	Powertech Technology, Inc.	0	665	665
USD	(27,300)	05/20/2033	1M	GST	1 day USD OBFR	Fabrinet	0	645	645
USD	223,544	05/15/2033	1M	MSI	1 day USD OBFR	SPDR S&P Oil & Gas Exploration & Production ETF	0	644	644
USD	(15,805)	05/20/2033	1M	GST	1 day USD OBFR	Kyndryl Holdings, Inc.	0	603	603
USD	(35,027)	05/15/2033	1M	MSI	1 day USD OBFR	Northwest Natural Holding Co.	0	578	578
USD	(7,775)	05/20/2033	1M	GST	1 day USD OBFR	Birkenstock Holding PLC	0	569	569
USD	(43,297)	05/15/2033	1M	MSI	1 day USD OBFR	Health Care Select Sector SPDR ETF	0	522	522
USD	(5,489)	05/20/2033	1M	GST	1 day USD OBFR	Beta Bionics, Inc.	0	511	511
USD	35,379	05/15/2033	1M	MSI	1 day USD OBFR	Twist Bioscience Corp.	0	510	510
USD	(6,695)	05/05/2028	1M	JPM	1 day USD OBFR	Genpact Ltd.	0	509	509
USD	(10,073)	05/20/2033	1M	GST	1 day USD OBFR	Robert Half, Inc.	0	493	493
USD	(19,841)	05/20/2033	1M	GST	1 day USD OBFR	Kakao Corp.	0	490	490
USD	(9,290)	05/15/2033	1M	MSI	1 day USD OBFR	Sony Group Corp.	0	479	479
USD	(17,609)	05/20/2033	1M	GST	1 day USD OBFR	Grifols SA	0	478	478
USD	(9,470)	05/20/2033	1M	GST	1 day USD OBFR	Sea Ltd.	0	473	473
USD	(25,052)	05/15/2033	1M	MSI	1 day USD OBFR	Incyte Corp.	0	472	472
USD	(4,775)	05/05/2028	1M	JPM	1 day USD OBFR	Accenture PLC	0	447	447
USD	(28,208)	05/15/2033	1M	MSI	1 day USD OBFR	Ferrari NV	0	435	435
USD	(26,951)	05/20/2033	1M	GST	1 day USD OBFR	PDF Solutions, Inc.	0	427	427
USD	(16,783)	05/15/2033	1M	MSI	1 day USD OBFR	Crinetics Pharmaceuticals, Inc.	0	418	418
USD	(3,620)	05/20/2033	1M	GST	1 day USD OBFR	Intellia Therapeutics, Inc.	0	412	412
USD	(9,966)	05/15/2033	1M	MSI	1 day USD OBFR	Genpact Ltd.	0	410	410
USD	(2,008)	05/20/2033	1M	GST	1 day USD OBFR	Robinhood Markets, Inc.	0	404	404
USD	(6,684)	05/15/2033	1M	MSI	1 day USD OBFR	Sea Ltd.	0	403	403
USD	(30,932)	05/15/2033	1M	MSI	1 day USD OBFR	American Express Co.	0	393	393
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(17,270)	05/20/2033	1M	GST	1 day USD OBFR	Omnicom Group, Inc.	$0	$392	$392
USD	(15,903)	05/20/2033	1M	GST	1 day USD OBFR	Lowe's Cos., Inc.	0	382	382
USD	(9,628)	05/20/2033	1M	GST	1 day USD OBFR	Euronet Worldwide, Inc.	0	364	364
USD	(20,122)	05/20/2033	1M	GST	1 day USD OBFR	American Express Co.	0	358	358
USD	(4,059)	05/20/2033	1M	GST	1 day USD OBFR	Bio-Techne Corp.	0	352	352
USD	(3,986)	05/20/2033	1M	GST	1 day USD OBFR	Parker-Hannifin Corp.	0	348	348
USD	(126,456)	05/15/2033	1M	MSI	1 day USD OBFR	Korea Electric Power Corp.	0	344	344
USD	(5,079)	05/20/2033	1M	GST	1 day USD OBFR	Largan Precision Co., Ltd.	0	340	340
USD	(6,649)	05/05/2028	1M	JPM	1 day USD OBFR	Broadridge Financial Solutions, Inc.	0	336	336
USD	(2,871)	05/05/2028	1M	JPM	1 day USD OBFR	DXC Technology Co.	0	324	324
USD	(8,172)	05/15/2033	1M	MSI	1 day USD OBFR	Broadridge Financial Solutions, Inc.	0	319	319
USD	(5,548)	05/15/2033	1M	MSI	1 day USD OBFR	National Fuel Gas Co.	0	317	317
USD	(13,801)	05/15/2033	1M	MSI	1 day USD OBFR	Liquidia Corp.	0	313	313
USD	(18,158)	05/20/2033	1M	GST	1 day USD OBFR	Intuitive Surgical, Inc.	0	312	312
USD	(33,021)	05/20/2033	1M	GST	1 day USD OBFR	Gilead Sciences, Inc.	0	311	311
USD	(7,889)	05/15/2033	1M	MSI	1 day USD OBFR	Sanofi SA	0	297	297
USD	(19,156)	05/15/2033	1M	MSI	1 day USD OBFR	Hanwha Systems Co., Ltd.	0	270	270
USD	(3,864)	05/20/2033	1M	GST	1 day USD OBFR	Merck & Co., Inc.	0	261	261
USD	(4,749)	05/20/2033	1M	GST	1 day USD OBFR	ResMed, Inc.	0	259	259
USD	(14,635)	05/20/2033	1M	GST	1 day USD OBFR	Incyte Corp.	0	249	249
USD	(4,317)	05/15/2033	1M	MSI	1 day USD OBFR	McKesson Corp.	0	241	241
USD	(38,500)	05/20/2033	1M	GST	1 day USD OBFR	Apple, Inc.	0	240	240
USD	(4,578)	05/20/2033	1M	GST	1 day USD OBFR	iShares U.S. Medical Devices ETF	0	238	238
USD	(17,417)	05/15/2033	1M	MSI	1 day USD OBFR	Blue Owl Capital, Inc.	0	228	228
USD	(6,926)	05/20/2033	1M	GST	1 day USD OBFR	Kia Corp.	0	220	220
USD	(6,434)	05/05/2028	1M	JPM	1 day USD OBFR	Denali Therapeutics, Inc.	0	219	219
USD	(2,361)	05/20/2033	1M	GST	1 day USD OBFR	Corpay, Inc.	0	216	216
USD	(13,357)	05/20/2033	1M	GST	1 day USD OBFR	Ocular Therapeutix, Inc.	0	210	210
USD	(2,379)	05/20/2033	1M	GST	1 day USD OBFR	Carnival Corp.	0	205	205
USD	(1,801)	05/20/2033	1M	GST	1 day USD OBFR	Floor & Decor Holdings, Inc.	0	204	204
USD	(4,758)	05/15/2033	1M	MSI	1 day USD OBFR	Galapagos NV	0	194	194
USD	36,509	05/20/2033	1M	GST	1 day USD OBFR	Amgen, Inc.	0	193	193
USD	(3,379)	05/20/2033	1M	GST	1 day USD OBFR	Tapestry, Inc.	0	189	189
USD	(27,440)	05/20/2033	1M	GST	1 day USD OBFR	International Business Machines Corp.	0	184	184
USD	(7,805)	05/05/2028	1M	JPM	1 day USD OBFR	Zoetis, Inc.	0	182	182
USD	(15,984)	05/20/2033	1M	GST	1 day USD OBFR	Oruka Therapeutics, Inc.	0	181	181
USD	(43,664)	05/20/2033	1M	GST	1 day USD OBFR	Avista Corp.	0	180	180
USD	(18,573)	05/20/2033	1M	GST	1 day USD OBFR	Maze Therapeutics, Inc.	0	180	180
USD	(2,412)	05/15/2033	1M	MSI	1 day USD OBFR	Apogee Therapeutics, Inc.	0	174	174
USD	(16,852)	05/05/2028	1M	JPM	1 day USD OBFR	PDD Holdings, Inc.	0	172	172
USD	(15,904)	05/15/2033	1M	MSI	1 day USD OBFR	Portland General Electric Co.	0	170	170
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(1,768)	05/20/2033	1M	GST	1 day USD OBFR	Grab Holdings Ltd.	$0	$164	$164
USD	(10,917)	05/05/2028	1M	JPM	1 day USD OBFR	Diebold Nixdorf, Inc.	0	164	164
USD	(225,466)	05/20/2033	1M	GST	1 day USD OBFR	Darden Restaurants, Inc.	0	163	163
USD	(3,390)	05/20/2033	1M	GST	1 day USD OBFR	Masco Corp.	0	158	158
USD	(41,463)	05/20/2033	1M	GST	1 day USD OBFR	Ameriprise Financial, Inc.	0	156	156
USD	(4,387)	05/15/2033	1M	MSI	1 day USD OBFR	Robert Half, Inc.	0	156	156
USD	(3,103)	05/20/2033	1M	GST	1 day USD OBFR	RPM International, Inc.	0	148	148
USD	(14,568)	05/15/2033	1M	MSI	1 day USD OBFR	Omnicom Group, Inc.	0	145	145
USD	(57,955)	05/20/2033	1M	GST	1 day USD OBFR	NAVER Corp.	0	132	132
USD	(1,073)	05/05/2028	1M	JPM	1 day USD OBFR	Globant SA	0	124	124
USD	(62,169)	05/05/2028	1M	JPM	1 day USD OBFR	Health Care Select Sector SPDR ETF	0	123	123
USD	(32,087)	11/30/2026	1M	MSI	1 day USD OBFR	MSZZMOMO Index	0	119	119
USD	(1,275)	05/20/2033	1M	GST	1 day USD OBFR	TransDigm Group, Inc.	0	115	115
USD	(667)	05/20/2033	1M	GST	1 day USD OBFR	GE HealthCare Technologies, Inc.	0	113	113
USD	(14,648)	05/20/2033	1M	GST	1 day USD OBFR	Host Hotels & Resorts, Inc.	0	110	110
USD	(2,428)	05/15/2033	1M	MSI	1 day USD OBFR	TransDigm Group, Inc.	0	108	108
USD	(2,261)	05/20/2033	1M	GST	1 day USD OBFR	Cencora, Inc.	0	105	105
USD	(2,380)	05/20/2033	1M	GST	1 day USD OBFR	ARK Innovation ETF	0	104	104
USD	(22,989)	05/20/2033	1M	GST	1 day USD OBFR	Black Hills Corp.	0	101	101
USD	(2,893)	05/20/2033	1M	GST	1 day USD OBFR	eBay, Inc.	0	99	99
USD	(3,281)	05/20/2033	1M	GST	1 day USD OBFR	Hyatt Hotels Corp.	0	97	97
USD	(42,730)	05/15/2033	1M	MSI	1 day USD OBFR	Roche Holding AG	0	92	92
USD	(1,898)	05/20/2033	1M	GST	1 day USD OBFR	Zebra Technologies Corp.	0	88	88
USD	(101,454)	05/15/2033	1M	MSI	1 day USD OBFR	Chubb Ltd.	0	84	84
USD	(3,034)	05/20/2033	1M	GST	1 day USD OBFR	VeriSign, Inc.	0	79	79
USD	(3,192)	05/15/2033	1M	MSI	1 day USD OBFR	Euronet Worldwide, Inc.	0	79	79
USD	(5,853)	05/20/2033	1M	GST	1 day USD OBFR	Novatek Microelectronics Corp.	0	77	77
USD	(5,337)	05/15/2033	1M	MSI	1 day USD OBFR	Workday, Inc.	0	74	74
USD	(1,424)	05/20/2033	1M	GST	1 day USD OBFR	Pinterest, Inc.	0	68	68
USD	(981)	05/05/2028	1M	JPM	1 day USD OBFR	Gilead Sciences, Inc.	0	65	65
USD	(12,723)	05/20/2033	1M	GST	1 day USD OBFR	Sana Biotechnology, Inc.	0	63	63
USD	(788)	05/20/2033	1M	GST	1 day USD OBFR	Woodward, Inc.	0	62	62
USD	(1,008)	05/15/2033	1M	MSI	1 day USD OBFR	PACCAR, Inc.	0	57	57
USD	(6,327)	05/05/2028	1M	JPM	1 day USD OBFR	Netflix, Inc.	0	55	55
USD	(5,212)	05/15/2033	1M	MSI	1 day USD OBFR	Immunovant, Inc.	0	54	54
USD	(2,145)	05/15/2033	1M	MSI	1 day USD OBFR	TG Therapeutics, Inc.	0	51	51
USD	(5,344)	05/20/2033	1M	GST	1 day USD OBFR	GoDaddy, Inc.	0	50	50
USD	(8,915)	05/20/2033	1M	GST	1 day USD OBFR	Pegatron Corp.	0	47	47
USD	(2,812)	05/20/2033	1M	GST	1 day USD OBFR	New York Times Co.	0	46	46
USD	(1,430)	05/20/2033	1M	GST	1 day USD OBFR	Guidewire Software, Inc.	0	46	46
USD	(1,348)	05/20/2033	1M	GST	1 day USD OBFR	Zscaler, Inc.	0	41	41
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(5,466)	05/15/2033	1M	MSI	1 day USD OBFR	Avista Corp.	$0	$41	$41
USD	(2,868)	05/20/2033	1M	GST	1 day USD OBFR	Blue Owl Capital, Inc.	0	41	41
USD	(1,444)	05/05/2028	1M	JPM	1 day USD OBFR	AvePoint, Inc.	0	40	40
USD	(1,524)	05/15/2033	1M	MSI	1 day USD OBFR	Gartner, Inc.	0	39	39
USD	(248)	05/15/2033	1M	MSI	1 day USD OBFR	TE Connectivity PLC	0	36	36
USD	(1,018)	05/15/2033	1M	MSI	1 day USD OBFR	Emerson Electric Co.	0	35	35
USD	(1,022)	05/20/2033	1M	GST	1 day USD OBFR	Synchrony Financial	0	31	31
USD	(1,428)	05/15/2033	1M	MSI	1 day USD OBFR	PDD Holdings, Inc.	0	29	29
USD	(2,618)	05/20/2033	1M	GST	1 day USD OBFR	Compass Group PLC	0	27	27
USD	(908)	05/20/2033	1M	GST	1 day USD OBFR	Western Union Co.	0	26	26
USD	(2,470)	05/15/2033	1M	MSI	1 day USD OBFR	Cintas Corp.	0	25	25
USD	(246)	05/20/2033	1M	GST	1 day USD OBFR	10X Genomics, Inc.	0	25	25
USD	(1,915)	05/20/2033	1M	GST	1 day USD OBFR	Vistra Corp.	0	21	21
USD	(1,382)	05/05/2028	1M	JPM	1 day USD OBFR	Lennar Corp.	0	20	20
USD	(61,837)	05/20/2033	1M	GST	1 day USD OBFR	InterContinental Hotels Group PLC	0	19	19
USD	(4,460)	05/15/2033	1M	MSI	1 day USD OBFR	Darden Restaurants, Inc.	0	17	17
USD	(218)	05/05/2028	1M	JPM	1 day USD OBFR	RPM International, Inc.	0	14	14
USD	(3,235)	05/05/2028	1M	JPM	1 day USD OBFR	I3 Verticals, Inc.	0	10	10
USD	(2,853)	05/05/2028	1M	JPM	1 day USD OBFR	Autodesk, Inc.	0	9	9
USD	(10,309)	05/20/2033	1M	GST	1 day USD OBFR	Jack Henry & Associates, Inc.	0	8	8
USD	(4,433)	05/05/2028	1M	JPM	1 day USD OBFR	Verisk Analytics, Inc.	0	5	5
USD	(2,888)	05/20/2033	1M	GST	1 day USD OBFR	Pfizer, Inc.	0	4	4
USD	(30,689)	05/20/2033	1M	GST	1 day USD OBFR	Onto Innovation, Inc.	0	3	3
USD	(1,037)	05/15/2033	1M	MSI	1 day USD OBFR	Jacobs Solutions, Inc.	0	2	2
DKK	(164,097)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Tryg AS	0	7,009	7,009
DKK	(68,815)	05/20/2033	1M	GST	1 Month DKK CIBOR	Ambu AS	0	6,737	6,737
DKK	(93,229)	05/20/2033	1M	GST	1 Month DKK CIBOR	Ringkjoebing Landbobank AS	0	2,000	2,000
DKK	(79,272)	05/05/2028	1M	JPM	1 Month DKK CIBOR	Novonesis Novozymes B	0	788	788
DKK	(33,563)	05/05/2028	1M	JPM	1 Month DKK CIBOR	Ambu AS	0	726	726
DKK	(14,845)	05/20/2033	1M	GST	1 Month DKK CIBOR	Tryg AS	0	456	456
DKK	(2,578)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Ambu AS	0	204	204
DKK	(28,703)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Zealand Pharma AS	0	94	94
DKK	(14,265)	05/15/2033	1M	MSI	1 Month DKK CIBOR	AP Moller - Maersk AS	0	21	21
NOK	15,412	05/15/2033	1M	MSI	1 Month NOK NIBOR	Kongsberg Maritime AS	0	210	210
CHF	(194,350)	05/15/2033	1M	MSI	12 Month CHF SARON	Partners Group Holding AG	0	13,671	13,671
CHF	(118,300)	05/20/2033	1M	GST	12 Month CHF SARON	Partners Group Holding AG	0	11,203	11,203
CHF	(217,212)	05/20/2033	1M	GST	12 Month CHF SARON	Swiss Re AG	0	10,396	10,396
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CHF	(241,939)	05/15/2033	1M	MSI	12 Month CHF SARON	Swiss Re AG	$0	$7,534	$7,534
CHF	(90,372)	05/15/2033	1M	MSI	12 Month CHF SARON	Sonova Holding AG	0	7,281	7,281
CHF	(314,143)	05/15/2033	1M	MSI	12 Month CHF SARON	Zurich Insurance Group AG	0	7,080	7,080
CHF	(53,363)	05/20/2033	1M	GST	12 Month CHF SARON	Lonza Group AG	0	4,634	4,634
CHF	(64,574)	05/15/2033	1M	MSI	12 Month CHF SARON	Chocoladefabriken Lindt & Spruengli AG	0	3,206	3,206
CHF	(274,477)	05/15/2033	1M	MSI	12 Month CHF SARON	Swiss Life Holding AG	0	3,163	3,163
CHF	(19,368)	05/15/2033	1M	MSI	12 Month CHF SARON	Montana Aerospace AG	0	3,128	3,128
CHF	(34,302)	05/15/2033	1M	MSI	12 Month CHF SARON	Lonza Group AG	0	2,943	2,943
CHF	(52,266)	05/15/2033	1M	MSI	12 Month CHF SARON	Banque Cantonale Vaudoise	0	2,742	2,742
CHF	(48,599)	05/05/2028	1M	JPM	12 Month CHF SARON	Novartis AG	0	1,762	1,762
CHF	(33,483)	05/20/2033	1M	GST	12 Month CHF SARON	Givaudan SA	0	1,264	1,264
CHF	(30,792)	05/15/2033	1M	MSI	12 Month CHF SARON	Georg Fischer AG	0	905	905
CHF	(54,829)	05/05/2028	1M	JPM	12 Month CHF SARON	Sika AG	0	885	885
CHF	(51,463)	05/20/2033	1M	GST	12 Month CHF SARON	Zurich Insurance Group AG	0	771	771
CHF	(35,623)	05/20/2033	1M	GST	12 Month CHF SARON	Belimo Holding AG	0	752	752
CHF	(23,045)	05/20/2033	1M	GST	12 Month CHF SARON	Geberit AG	0	684	684
CHF	(11,341)	05/20/2033	1M	GST	12 Month CHF SARON	Cie Financiere Richemont SA	0	645	645
CHF	(9,425)	05/05/2028	1M	JPM	12 Month CHF SARON	Swiss Re AG	0	460	460
CHF	(46,503)	05/20/2033	1M	GST	12 Month CHF SARON	Emmi AG	0	289	289
CHF	(15,665)	05/20/2033	1M	GST	12 Month CHF SARON	Novartis AG	0	252	252
CHF	(11,446)	05/15/2033	1M	MSI	12 Month CHF SARON	Novartis AG	0	213	213
CHF	(6,280)	05/15/2033	1M	MSI	12 Month CHF SARON	Geberit AG	0	205	205
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CHF	(3,690)	05/15/2033	1M	MSI	12 Month CHF SARON	Givaudan SA	$0	$124	$124
CHF	(2,926)	05/05/2028	1M	JPM	12 Month CHF SARON	Sonova Holding AG	0	84	84
CHF	(11,959)	05/15/2033	1M	MSI	12 Month CHF SARON	Belimo Holding AG	0	82	82
CHF	(4,385)	05/05/2028	1M	JPM	12 Month CHF SARON	Nestle SA	0	33	33
CHF	(3,360)	05/20/2033	1M	GST	12 Month CHF SARON	Holcim AG	0	25	25
CHF	(51,007)	05/05/2028	1M	JPM	12 Month CHF SARON	Straumann Holding AG	0	24	24
CHF	(5,604)	05/15/2033	1M	MSI	12 Month CHF SARON	Bachem Holding AG	0	22	22
CHF	(6,149)	05/05/2028	1M	JPM	12 Month CHF SARON	Emmi AG	0	16	16
CHF	(2,403)	05/20/2033	1M	GST	12 Month CHF SARON	Sika AG	0	15	15
CHF	(3,532)	05/05/2028	1M	JPM	12 Month CHF SARON	Kuehne & Nagel International AG	0	12	12
CHF	(44,256)	05/05/2028	1M	JPM	12 Month CHF SARON	Geberit AG	0	6	6
CHF	(2,766)	05/15/2033	1M	MSI	12 Month CHF SARON	Comet Holding AG	0	3	3
CZK	(116,951)	05/20/2033	1M	GST	12 Month CZK PRIBOR	Komercni Banka AS	0	6,166	6,166
CZK	(91,805)	05/15/2033	1M	MSI	12 Month CZK PRIBOR	Komercni Banka AS	0	4,192	4,192
EUR	(30,812)	05/20/2033	1M	GST	12 Month EUR STR	UCB SA	0	27,288	27,288
EUR	(15,851)	05/05/2028	1M	JPM	12 Month EUR STR	UCB SA	0	14,334	14,334
EUR	(149,419)	05/20/2033	1M	GST	12 Month EUR STR	Safran SA	0	13,706	13,706
EUR	(302,593)	05/15/2033	1M	MSI	12 Month EUR STR	Deutsche Bank AG	0	12,967	12,967
EUR	(606,459)	05/15/2033	1M	MSI	12 Month EUR STR	STOXX Europe 600 Industrial Goods & Services Index	0	12,138	12,138
EUR	(259,378)	05/15/2033	1M	MSI	12 Month EUR STR	Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen	0	11,425	11,425
EUR	(231,005)	05/15/2033	1M	MSI	12 Month EUR STR	Bankinter SA	0	7,556	7,556
EUR	(54,303)	05/20/2033	1M	GST	12 Month EUR STR	Valmet OYJ	0	7,101	7,101
EUR	(124,386)	05/15/2033	1M	MSI	12 Month EUR STR	LVMH Moet Hennessy Louis Vuitton SE	0	6,997	6,997
EUR	(99,340)	05/20/2033	1M	GST	12 Month EUR STR	Hannover Rueck SE	0	6,967	6,967
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(549,554)	05/20/2033	1M	GST	12 Month EUR STR	STOXX Europe 600 Insurance Index	$0	$6,910	$6,910
EUR	(442,336)	05/20/2033	1M	GST	12 Month EUR STR	STOXX Europe 600 Banks Index	0	6,615	6,615
EUR	(89,511)	05/20/2033	1M	GST	12 Month EUR STR	Accor SA	0	6,472	6,472
EUR	(61,086)	05/15/2033	1M	MSI	12 Month EUR STR	EssilorLuxottica SA	0	6,309	6,309
EUR	(53,007)	05/20/2033	1M	GST	12 Month EUR STR	MTU Aero Engines AG	0	6,169	6,169
EUR	(103,554)	05/15/2033	1M	MSI	12 Month EUR STR	Hannover Rueck SE	0	6,168	6,168
EUR	(57,004)	05/20/2033	1M	GST	12 Month EUR STR	Moncler SpA	0	5,840	5,840
EUR	(63,843)	05/15/2033	1M	MSI	12 Month EUR STR	Mercedes-Benz Group AG	0	5,240	5,240
EUR	(88,408)	05/20/2033	1M	GST	12 Month EUR STR	Vinci SA	0	5,064	5,064
EUR	(263,059)	05/15/2033	1M	MSI	12 Month EUR STR	Credit Agricole SA	0	4,406	4,406
EUR	(49,616)	05/20/2033	1M	GST	12 Month EUR STR	Aeroports de Paris SA	0	3,956	3,956
EUR	(51,347)	05/20/2033	1M	GST	12 Month EUR STR	LVMH Moet Hennessy Louis Vuitton SE	0	3,953	3,953
EUR	(99,289)	05/20/2033	1M	GST	12 Month EUR STR	Brunello Cucinelli SpA	0	3,889	3,889
EUR	(109,158)	05/20/2033	1M	GST	12 Month EUR STR	Vonovia SE	0	3,395	3,395
EUR	(65,341)	05/20/2033	1M	GST	12 Month EUR STR	Hensoldt AG	0	3,356	3,356
EUR	(3,762)	05/15/2033	1M	MSI	12 Month EUR STR	UCB SA	0	3,340	3,340
EUR	(105,200)	05/15/2033	1M	MSI	12 Month EUR STR	Piraeus Bank SA	0	3,306	3,306
EUR	(59,745)	05/15/2033	1M	MSI	12 Month EUR STR	Bayerische Motoren Werke AG	0	3,019	3,019
EUR	(33,775)	05/20/2033	1M	GST	12 Month EUR STR	Sartorius AG	0	2,992	2,992
EUR	(168,538)	05/15/2033	1M	MSI	12 Month EUR STR	Banca Mediolanum SpA	0	2,862	2,862
EUR	(54,160)	05/20/2033	1M	GST	12 Month EUR STR	Industria de Diseno Textil SA	0	2,773	2,773
EUR	(218,926)	05/15/2033	1M	MSI	12 Month EUR STR	Hermes International SCA	0	2,755	2,755
EUR	(179,438)	05/15/2033	1M	MSI	12 Month EUR STR	Sampo OYJ	0	2,751	2,751
EUR	(28,338)	05/05/2028	1M	JPM	12 Month EUR STR	Kering SA	0	2,748	2,748
EUR	(29,409)	05/20/2033	1M	GST	12 Month EUR STR	Basic-Fit NV	0	2,639	2,639
EUR	(72,536)	05/20/2033	1M	GST	12 Month EUR STR	Koninklijke Ahold Delhaize NV	0	2,332	2,332
EUR	(27,687)	05/20/2033	1M	GST	12 Month EUR STR	Oesterreichische Post AG	0	2,274	2,274
EUR	(29,433)	05/20/2033	1M	GST	12 Month EUR STR	Nemetschek SE	0	2,048	2,048
EUR	(30,678)	05/20/2033	1M	GST	12 Month EUR STR	Kering SA	0	1,861	1,861
EUR	(51,593)	05/20/2033	1M	GST	12 Month EUR STR	Hermes International SCA	0	1,860	1,860
EUR	(46,269)	05/20/2033	1M	GST	12 Month EUR STR	Ferrari NV	0	1,860	1,860
EUR	(101,959)	05/20/2033	1M	GST	12 Month EUR STR	Sampo OYJ	0	1,820	1,820
EUR	(25,352)	05/15/2033	1M	MSI	12 Month EUR STR	Accor SA	0	1,808	1,808
EUR	(102,012)	05/20/2033	1M	GST	12 Month EUR STR	BNP Paribas SA	0	1,801	1,801
EUR	(32,322)	05/15/2033	1M	MSI	12 Month EUR STR	Moncler SpA	0	1,776	1,776
EUR	(34,798)	05/15/2033	1M	MSI	12 Month EUR STR	Amadeus IT Group SA	0	1,603	1,603
EUR	(38,703)	05/20/2033	1M	GST	12 Month EUR STR	SAP SE	0	1,497	1,497
EUR	(12,486)	05/15/2033	1M	MSI	12 Month EUR STR	MTU Aero Engines AG	0	1,461	1,461
EUR	(78,988)	05/15/2033	1M	MSI	12 Month EUR STR	Schaeffler AG	0	1,460	1,460
EUR	(23,666)	05/20/2033	1M	GST	12 Month EUR STR	Amadeus IT Group SA	0	1,383	1,383
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(16,927)	05/15/2033	1M	MSI	12 Month EUR STR	Aeroports de Paris SA	$0	$1,353	$1,353
EUR	(17,178)	05/05/2028	1M	JPM	12 Month EUR STR	Theon International PLC	0	1,345	1,345
EUR	(37,246)	05/20/2033	1M	GST	12 Month EUR STR	Sofina SA	0	1,328	1,328
EUR	(84,387)	05/15/2033	1M	MSI	12 Month EUR STR	SAP SE	0	1,312	1,312
EUR	(28,694)	05/15/2033	1M	MSI	12 Month EUR STR	Exail Technologies SA	0	1,085	1,085
EUR	(15,236)	05/20/2033	1M	GST	12 Month EUR STR	Theon International PLC	0	1,050	1,050
EUR	(197,154)	05/15/2033	1M	MSI	12 Month EUR STR	Nordea Bank Abp	0	974	974
EUR	(15,334)	05/20/2033	1M	GST	12 Month EUR STR	Bayerische Motoren Werke AG	0	971	971
EUR	(21,790)	05/20/2033	1M	GST	12 Month EUR STR	HUGO BOSS AG	0	930	930
EUR	(54,604)	05/20/2033	1M	GST	12 Month EUR STR	ICADE	0	898	898
EUR	(7,286)	05/15/2033	1M	MSI	12 Month EUR STR	Safran SA	0	836	836
EUR	(18,000)	05/20/2033	1M	GST	12 Month EUR STR	Mercedes-Benz Group AG	0	800	800
EUR	(18,637)	05/20/2033	1M	GST	12 Month EUR STR	Grifols SA	0	772	772
EUR	(10,824)	05/20/2033	1M	GST	12 Month EUR STR	Prosus NV	0	687	687
EUR	(65,245)	05/15/2033	1M	MSI	12 Month EUR STR	Schneider Electric SE	0	627	627
EUR	(101,616)	05/15/2033	1M	MSI	12 Month EUR STR	Banco BPM SpA	0	605	605
EUR	(24,460)	05/20/2033	1M	GST	12 Month EUR STR	Exosens SAS	0	582	582
EUR	(144,349)	05/20/2033	1M	GST	12 Month EUR STR	Airbus SE	0	569	569
EUR	(14,588)	05/05/2028	1M	JPM	12 Month EUR STR	LVMH Moet Hennessy Louis Vuitton SE	0	451	451
EUR	(25,409)	05/05/2028	1M	JPM	12 Month EUR STR	Daimler Truck Holding AG	0	443	443
EUR	(22,690)	05/15/2033	1M	MSI	12 Month EUR STR	Cellnex Telecom SA	0	412	412
EUR	(32,226)	05/05/2028	1M	JPM	12 Month EUR STR	Grifols SA	0	409	409
EUR	(118,238)	05/15/2033	1M	MSI	12 Month EUR STR	STOXX Europe 600 Financial Services Index	0	406	406
EUR	(15,953)	05/15/2033	1M	MSI	12 Month EUR STR	Ferrari NV	0	405	405
EUR	(32,242)	05/20/2033	1M	GST	12 Month EUR STR	ASML Holding NV	0	404	404
EUR	(25,524)	05/20/2033	1M	GST	12 Month EUR STR	Kontron AG	0	336	336
EUR	(16,403)	05/20/2033	1M	GST	12 Month EUR STR	Schneider Electric SE	0	289	289
EUR	(5,993)	05/15/2033	1M	MSI	12 Month EUR STR	Grifols SA	0	289	289
EUR	(11,424)	05/15/2033	1M	MSI	12 Month EUR STR	Brunello Cucinelli SpA	0	288	288
EUR	(6,017)	05/11/2026	1M	CBK	12 Month EUR STR	Industria de Diseno Textil SA	0	275	275
EUR	(4,637)	05/15/2033	1M	MSI	12 Month EUR STR	Sartorius AG	0	266	266
EUR	(15,319)	05/20/2033	1M	GST	12 Month EUR STR	Kojamo OYJ	0	255	255
EUR	(38,255)	05/20/2033	1M	GST	12 Month EUR STR	adidas AG	0	250	250
EUR	(62,425)	05/20/2033	1M	GST	12 Month EUR STR	Daimler Truck Holding AG	0	241	241
EUR	(12,144)	05/05/2028	1M	JPM	12 Month EUR STR	Shurgard Self Storage Ltd.	0	224	224
EUR	(15,298)	05/05/2028	1M	JPM	12 Month EUR STR	Hermes International SCA	0	213	213
EUR	(2,525)	05/15/2033	1M	MSI	12 Month EUR STR	Leonardo SpA	0	195	195
EUR	(2,816)	05/15/2033	1M	MSI	12 Month EUR STR	UniCredit SpA	0	171	171
EUR	(10,272)	05/15/2033	1M	MSI	12 Month EUR STR	Vonovia SE	0	167	167
EUR	(1,395)	05/15/2033	1M	MSI	12 Month EUR STR	Valmet OYJ	0	161	161
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(12,076)	05/05/2028	1M	JPM	12 Month EUR STR	Kojamo OYJ	$0	$151	$151
EUR	(2,395)	05/15/2033	1M	MSI	12 Month EUR STR	Theon International PLC	0	150	150
EUR	(2,297)	05/20/2033	1M	GST	12 Month EUR STR	Deutsche Bank AG	0	141	141
EUR	(2,499)	05/20/2033	1M	GST	12 Month EUR STR	Argenx SE	0	138	138
EUR	(9,664)	05/15/2033	1M	MSI	12 Month EUR STR	STOXX Europe 600 Insurance Index	0	134	134
EUR	(2,532)	05/15/2033	1M	MSI	12 Month EUR STR	Basic-Fit NV	0	119	119
EUR	(7,812)	05/15/2033	1M	MSI	12 Month EUR STR	Koninklijke Ahold Delhaize NV	0	115	115
EUR	(66,251)	05/20/2033	1M	GST	12 Month EUR STR	Cellnex Telecom SA	0	111	111
EUR	(799)	05/05/2028	1M	JPM	12 Month EUR STR	MTU Aero Engines AG	0	110	110
EUR	(2,843)	05/15/2033	1M	MSI	12 Month EUR STR	Vinci SA	0	105	105
EUR	(1,522)	05/05/2028	1M	JPM	12 Month EUR STR	Universal Music Group NV	0	100	100
EUR	(3,459)	05/05/2028	1M	JPM	12 Month EUR STR	Kone OYJ	0	89	89
EUR	(2,092)	05/15/2033	1M	MSI	12 Month EUR STR	Hensoldt AG	0	89	89
EUR	(3,302)	05/15/2033	1M	MSI	12 Month EUR STR	Exosens SAS	0	81	81
EUR	(4,376)	05/05/2028	1M	JPM	12 Month EUR STR	Brunello Cucinelli SpA	0	74	74
EUR	(1,659)	05/20/2033	1M	GST	12 Month EUR STR	Schaeffler AG	0	70	70
EUR	(620)	05/05/2028	1M	JPM	12 Month EUR STR	Thales SA	0	70	70
EUR	(2,933)	05/15/2033	1M	MSI	12 Month EUR STR	Kojamo OYJ	0	62	62
EUR	(22,616)	05/15/2033	1M	MSI	12 Month EUR STR	Melia Hotels International SA	0	58	58
EUR	(2,204)	05/15/2033	1M	MSI	12 Month EUR STR	Air Liquide SA	0	58	58
EUR	(838)	05/15/2033	1M	MSI	12 Month EUR STR	Argenx SE	0	49	49
EUR	(42,644)	05/20/2033	1M	GST	12 Month EUR STR	Intesa Sanpaolo SpA	0	46	46
EUR	(1,552)	05/15/2033	1M	MSI	12 Month EUR STR	Prosus NV	0	46	46
EUR	(16,943)	05/05/2028	1M	JPM	12 Month EUR STR	SAP SE	0	41	41
EUR	(4,207)	05/20/2033	1M	GST	12 Month EUR STR	Intercos SpA	0	29	29
EUR	(83,709)	05/15/2033	1M	MSI	12 Month EUR STR	BNP Paribas SA	0	27	27
EUR	(1,041)	05/05/2028	1M	JPM	12 Month EUR STR	Kingspan Group PLC	0	23	23
EUR	(2,728)	05/05/2028	1M	JPM	12 Month EUR STR	Cellnex Telecom SA	0	20	20
EUR	(358)	05/15/2033	1M	MSI	12 Month EUR STR	HUGO BOSS AG	0	17	17
EUR	(502)	05/05/2028	1M	JPM	12 Month EUR STR	AKZO NOBEL NV	0	16	16
EUR	(364)	05/05/2028	1M	JPM	12 Month EUR STR	Mercedes-Benz Group AG	0	13	13
EUR	(211)	05/05/2028	1M	JPM	12 Month EUR STR	Basic-Fit NV	0	13	13
EUR	(25,075)	05/20/2033	1M	GST	12 Month EUR STR	Wartsila OYJ Abp	0	13	13
EUR	(1,307)	05/05/2028	1M	JPM	12 Month EUR STR	Air Liquide SA	0	13	13
EUR	(3,839)	05/15/2033	1M	MSI	12 Month EUR STR	Kontron AG	0	6	6
EUR	(1,841)	05/20/2033	1M	GST	12 Month EUR STR	Scout24 SE	0	1	1
GBP	(81,497)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	JD Sports Fashion PLC	0	9,910	9,910
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	(77,463)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Whitbread PLC	$0	$8,316	$8,316
GBP	(89,079)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Paragon Banking Group PLC	0	5,191	5,191
GBP	(53,844)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	3i Group PLC	0	4,994	4,994
GBP	(57,373)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Grainger PLC	0	4,198	4,198
GBP	(36,584)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Babcock International Group PLC	0	3,993	3,993
GBP	(92,963)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	St. James's Place PLC	0	3,086	3,086
GBP	(23,557)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Babcock International Group PLC	0	2,919	2,919
GBP	(62,386)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Greggs PLC	0	2,334	2,334
GBP	(33,466)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Vistry Group PLC	0	2,240	2,240
GBP	(25,100)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	3i Group PLC	0	2,220	2,220
GBP	(15,967)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Babcock International Group PLC	0	1,631	1,631
GBP	(11,941)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	JD Sports Fashion PLC	0	1,279	1,279
GBP	(81,554)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Intermediate Capital Group PLC	0	1,268	1,268
GBP	(24,378)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Ocado Group PLC	0	1,094	1,094
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	(14,627)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Whitbread PLC	$0	$941	$941
GBP	(12,519)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Rolls-Royce Holdings PLC	0	939	939
GBP	(34,396)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Great Portland Estates PLC	0	933	933
GBP	(101,798)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Burberry Group PLC	0	833	833
GBP	(7,630)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Whitbread PLC	0	818	818
GBP	(50,803)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Taylor Wimpey PLC	0	741	741
GBP	(51,411)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Grainger PLC	0	645	645
GBP	(55,345)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Big Yellow Group PLC	0	559	559
GBP	(12,252)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Safestore Holdings PLC	0	533	533
GBP	(43,098)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	BT Group PLC	0	504	504
GBP	(20,890)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	JD Sports Fashion PLC	0	448	448
GBP	(2,703)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Imperial Brands PLC	0	300	300
GBP	(2,817)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Rolls-Royce Holdings PLC	0	161	161
GBP	(4,940)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Safestore Holdings PLC	0	157	157
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	(3,470)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Next PLC	$0	$142	$142
GBP	(2,041)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Experian PLC	0	116	116
GBP	(2,478)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Ocado Group PLC	0	112	112
GBP	(2,013)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Vistry Group PLC	0	109	109
GBP	(2,224)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Greggs PLC	0	74	74
GBP	(3,817)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Halma PLC	0	54	54
GBP	(3,377)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	3i Group PLC	0	52	52
GBP	(1,659)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Grainger PLC	0	38	38
GBP	(639)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Great Portland Estates PLC	0	21	21
GBP	(3,944)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	BT Group PLC	0	3	3
GBP	(45)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Informa PLC	0	2	2
JPY	(70,168)	05/05/2028	1M	JPM	12 Month JPY TONA	Unicharm Corp.	0	3,991	3,991
JPY	(33,338)	05/20/2033	1M	GST	12 Month JPY TONA	Nikon Corp.	0	3,463	3,463
JPY	(201,771)	05/15/2033	1M	MSI	12 Month JPY TONA	Concordia Financial Group Ltd.	0	2,873	2,873
JPY	(26,757)	05/20/2033	1M	GST	12 Month JPY TONA	Canon, Inc.	0	2,801	2,801
JPY	(81,080)	05/15/2033	1M	MSI	12 Month JPY TONA	T&D Holdings, Inc.	0	2,676	2,676
JPY	(52,732)	05/20/2033	1M	GST	12 Month JPY TONA	Aozora Bank Ltd.	0	2,132	2,132
JPY	(19,587)	05/15/2033	1M	MSI	12 Month JPY TONA	Konami Group Corp.	0	1,729	1,729
JPY	(164,931)	05/15/2033	1M	MSI	12 Month JPY TONA	Mitsubishi UFJ Financial Group, Inc.	0	1,726	1,726
JPY	(52,826)	05/05/2028	1M	JPM	12 Month JPY TONA	Aozora Bank Ltd.	0	1,678	1,678
JPY	(23,489)	05/05/2028	1M	JPM	12 Month JPY TONA	FUJIFILM Holdings Corp.	0	1,517	1,517
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(50,373)	05/05/2028	1M	JPM	12 Month JPY TONA	Sony Financial Group, Inc.	$0	$1,441	$1,441
JPY	(155,713)	05/05/2028	1M	JPM	12 Month JPY TONA	Tokyo Stock Exchange TOPIX Banks Index	0	1,268	1,268
JPY	(32,028)	05/15/2033	1M	MSI	12 Month JPY TONA	Aozora Bank Ltd.	0	1,228	1,228
JPY	(10,774)	05/15/2033	1M	MSI	12 Month JPY TONA	Fujitsu Ltd.	0	1,176	1,176
JPY	(23,342)	05/05/2028	1M	JPM	12 Month JPY TONA	Toyota Motor Corp.	0	1,108	1,108
JPY	(11,414)	05/20/2033	1M	GST	12 Month JPY TONA	Nintendo Co., Ltd.	0	902	902
JPY	(26,274)	05/20/2033	1M	GST	12 Month JPY TONA	Recruit Holdings Co., Ltd.	0	822	822
JPY	(34,307)	05/15/2033	1M	MSI	12 Month JPY TONA	Sumitomo Mitsui Trust Group, Inc.	0	677	677
JPY	(10,010)	05/20/2033	1M	GST	12 Month JPY TONA	Azbil Corp.	0	627	627
JPY	(5,166)	05/05/2028	1M	JPM	12 Month JPY TONA	Nikon Corp.	0	601	601
JPY	(102,139)	05/15/2033	1M	MSI	12 Month JPY TONA	Shizuoka Financial Group, Inc.	0	590	590
JPY	(7,588)	05/15/2033	1M	MSI	12 Month JPY TONA	Nitto Denko Corp.	0	488	488
JPY	(3,734)	05/05/2028	1M	JPM	12 Month JPY TONA	IHI Corp.	0	448	448
JPY	(8,937)	05/15/2033	1M	MSI	12 Month JPY TONA	SCREEN Holdings Co., Ltd.	0	429	429
JPY	(2,364)	05/20/2033	1M	GST	12 Month JPY TONA	Fujitsu Ltd.	0	328	328
JPY	(6,590)	05/20/2033	1M	GST	12 Month JPY TONA	Hitachi Ltd.	0	326	326
JPY	(161,698)	05/15/2033	1M	MSI	12 Month JPY TONA	Sumitomo Mitsui Financial Group, Inc.	0	317	317
JPY	(3,344)	05/05/2028	1M	JPM	12 Month JPY TONA	Toa Corp.	0	301	301
JPY	(4,196)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsubishi Corp.	0	264	264
JPY	(5,563)	05/15/2033	1M	MSI	12 Month JPY TONA	Nintendo Co., Ltd.	0	245	245
JPY	(27,745)	05/20/2033	1M	GST	12 Month JPY TONA	Fast Retailing Co., Ltd.	0	241	241
JPY	(2,189)	05/15/2033	1M	MSI	12 Month JPY TONA	Nikon Corp.	0	199	199
JPY	(3,606)	05/05/2028	1M	JPM	12 Month JPY TONA	Takashimaya Co., Ltd.	0	197	197
JPY	(2,349)	05/15/2033	1M	MSI	12 Month JPY TONA	Shibaura Mechatronics Corp.	0	194	194
JPY	(18,772)	05/20/2033	1M	GST	12 Month JPY TONA	T&D Holdings, Inc.	0	192	192
JPY	(3,600)	05/05/2028	1M	JPM	12 Month JPY TONA	Food & Life Cos. Ltd.	0	182	182
JPY	(3,669)	05/05/2028	1M	JPM	12 Month JPY TONA	Namura Shipbuilding Co., Ltd.	0	169	169
JPY	(5,503)	05/15/2033	1M	MSI	12 Month JPY TONA	Nexon Co., Ltd.	0	148	148
JPY	(3,940)	05/05/2028	1M	JPM	12 Month JPY TONA	JGC Holdings Corp.	0	140	140
JPY	(39,639)	05/20/2033	1M	GST	12 Month JPY TONA	Tokyo Stock Exchange Tokyo Price Index TOPIX	0	139	139
JPY	(3,664)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsui E&S Co., Ltd.	0	130	130
JPY	(2,600)	05/05/2028	1M	JPM	12 Month JPY TONA	Rohm Co., Ltd.	0	123	123
JPY	(3,533)	05/05/2028	1M	JPM	12 Month JPY TONA	Isetan Mitsukoshi Holdings Ltd.	0	115	115
JPY	(1,008)	05/20/2033	1M	GST	12 Month JPY TONA	Rohm Co., Ltd.	0	105	105
JPY	(1,933)	05/05/2028	1M	JPM	12 Month JPY TONA	METAWATER Co., Ltd.	0	84	84
JPY	(150,776)	05/15/2033	1M	MSI	12 Month JPY TONA	Sony Financial Group, Inc.	0	81	81
JPY	(2,259)	05/05/2028	1M	JPM	12 Month JPY TONA	Nextage Co., Ltd.	0	78	78
JPY	(7,559)	05/05/2028	1M	JPM	12 Month JPY TONA	Azbil Corp.	0	62	62
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(1,834)	05/15/2033	1M	MSI	12 Month JPY TONA	Azbil Corp.	$0	$56	$56
JPY	(2,549)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsubishi Heavy Industries Ltd.	0	38	38
JPY	(1,066)	05/20/2033	1M	GST	12 Month JPY TONA	SCREEN Holdings Co., Ltd.	0	17	17
JPY	(3,350)	05/05/2028	1M	JPM	12 Month JPY TONA	Seiko Group Corp.	0	16	16
JPY	(3,545)	05/05/2028	1M	JPM	12 Month JPY TONA	Obayashi Corp.	0	10	10
JPY	(3,687)	05/05/2028	1M	JPM	12 Month JPY TONA	Japan Steel Works Ltd.	0	7	7
JPY	(2,585)	05/05/2028	1M	JPM	12 Month JPY TONA	Noritsu Koki Co., Ltd.	0	4	4
PLN	(89,755)	05/20/2033	1M	GST	12 Month PLN WIBOR	Dino Polska SA	0	7,474	7,474
PLN	(2,772)	05/05/2028	1M	JPM	12 Month PLN WIBOR	Dino Polska SA	0	263	263
PLN	(2,546)	05/15/2033	1M	MSI	12 Month PLN WIBOR	Dino Polska SA	0	144	144
SEK	(82,811)	05/20/2033	1M	GST	12 Month SEK STIBOR	Indutrade AB	0	15,594	15,594
SEK	(62,507)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Avanza Bank Holding AB	0	9,133	9,133
SEK	(127,958)	05/20/2033	1M	GST	12 Month SEK STIBOR	EQT AB	0	8,914	8,914
SEK	(83,673)	05/20/2033	1M	GST	12 Month SEK STIBOR	Lifco AB	0	7,778	7,778
SEK	(522,504)	05/20/2033	1M	GST	12 Month SEK STIBOR	Swedbank AB	0	6,099	6,099
SEK	(81,706)	05/20/2033	1M	GST	12 Month SEK STIBOR	H & M Hennes & Mauritz AB	0	5,886	5,886
SEK	(99,105)	05/20/2033	1M	GST	12 Month SEK STIBOR	Saab AB	0	4,904	4,904
SEK	(48,023)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Saab AB	0	4,526	4,526
SEK	(336,852)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Assa Abloy AB	0	4,401	4,401
SEK	(48,000)	05/20/2033	1M	GST	12 Month SEK STIBOR	Beijer Ref AB	0	4,352	4,352
SEK	(314,209)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Skandinaviska Enskilda Banken AB	0	4,206	4,206
SEK	(25,068)	05/20/2033	1M	GST	12 Month SEK STIBOR	BoneSupport Holding AB	0	4,025	4,025
SEK	(39,803)	05/20/2033	1M	GST	12 Month SEK STIBOR	Wallenstam AB	0	2,764	2,764
SEK	(96,132)	05/20/2033	1M	GST	12 Month SEK STIBOR	Roko AB	0	2,682	2,682
SEK	(56,346)	05/20/2033	1M	GST	12 Month SEK STIBOR	AddTech AB	0	2,490	2,490
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SEK	(25,140)	05/20/2033	1M	GST	12 Month SEK STIBOR	Fastighets AB Balder	$0	$2,316	$2,316
SEK	(553,366)	05/20/2033	1M	GST	12 Month SEK STIBOR	Skandinaviska Enskilda Banken AB	0	2,302	2,302
SEK	(140,286)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Svenska Handelsbanken AB	0	2,058	2,058
SEK	(32,310)	05/20/2033	1M	GST	12 Month SEK STIBOR	Castellum AB	0	1,852	1,852
SEK	(48,629)	05/20/2033	1M	GST	12 Month SEK STIBOR	Hufvudstaden AB	0	1,481	1,481
SEK	(12,607)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Wihlborgs Fastigheter AB	0	1,297	1,297
SEK	(14,521)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Fastighets AB Balder	0	1,287	1,287
SEK	(27,917)	05/05/2028	1M	JPM	12 Month SEK STIBOR	H & M Hennes & Mauritz AB	0	1,075	1,075
SEK	(32,694)	05/20/2033	1M	GST	12 Month SEK STIBOR	Fabege AB	0	898	898
SEK	(12,283)	05/15/2033	1M	MSI	12 Month SEK STIBOR	EQT AB	0	810	810
SEK	(28,554)	05/20/2033	1M	GST	12 Month SEK STIBOR	Nibe Industrier AB	0	718	718
SEK	(16,894)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Lifco AB	0	536	536
SEK	(5,981)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Indutrade AB	0	426	426
SEK	(3,047)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Indutrade AB	0	397	397
SEK	(31,890)	05/20/2033	1M	GST	12 Month SEK STIBOR	Svenska Handelsbanken AB	0	362	362
SEK	(6,449)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Fastighets AB Balder	0	265	265
SEK	(5,190)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Beijer Ref AB	0	249	249
SEK	(4,143)	05/15/2033	1M	MSI	12 Month SEK STIBOR	H & M Hennes & Mauritz AB	0	219	219
SEK	(7,563)	05/20/2033	1M	GST	12 Month SEK STIBOR	Hexagon AB	0	202	202
SEK	(2,241)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Castellum AB	0	89	89
SEK	(2,178)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Castellum AB	0	78	78
SEK	(678)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Atlas Copco AB	0	39	39
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SEK	(401)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Hufvudstaden AB	$0	$14	$14
ZAR	(15,232)	05/20/2033	1M	GST	3 Month ZAR JIBAR SAFEX	Naspers Ltd.	0	774	774
ZAR	(8,004)	05/20/2033	1M	GST	3 Month ZAR JIBAR SAFEX	FirstRand Ltd.	0	109	109
ZAR	(132)	05/15/2033	1M	MSI	3 Month ZAR JIBAR SAFEX	FirstRand Ltd.	0	3	3
CAD	(34,783)	05/20/2033	1M	GST	6 Month CAD CORRA	Constellation Software, Inc.	0	2,202	2,202
CAD	(231,818)	05/20/2033	1M	GST	6 Month CAD CORRA	Bank of Montreal	0	1,221	1,221
CAD	(11,812)	05/15/2033	1M	MSI	6 Month CAD CORRA	Brookfield Corp.	0	481	481
CAD	(1,914)	05/15/2033	1M	MSI	6 Month CAD CORRA	Constellation Software, Inc.	0	116	116
CAD	(2,019)	05/05/2028	1M	JPM	6 Month CAD CORRA	Dollarama, Inc.	0	22	22
SGD	(3,336)	05/15/2033	1M	MSI	6 Month SGD SOR Telerate	Singapore Telecommunications Ltd.	0	213	213
SGD	(3,516)	05/15/2033	1M	MSI	6 Month SGD SOR Telerate	Singapore Technologies Engineering Ltd.	0	115	115
USD	80,284	05/15/2033	1M	MSI	AAON, Inc.	1 day USD OBFR	0	616	616
CHF	358,251	05/15/2033	1M	MSI	ABB Ltd.	12 Month CHF SARON	0	10,403	10,403
EUR	339,579	05/15/2033	1M	MSI	ABN AMRO Bank NV	12 Month EUR STR	0	3,645	3,645
EUR	50,793	05/20/2033	1M	GST	ABN AMRO Bank NV	12 Month EUR STR	0	1,094	1,094
USD	58,926	05/15/2033	1M	MSI	Accton Technology Corp.	1 day USD OBFR	0	10,573	10,573
GBP	218,257	05/15/2033	1M	MSI	Admiral Group PLC	12 Month GBP WMBA SONIA Compound	0	4,167	4,167
USD	25,038	05/15/2033	1M	MSI	Advanced Micro Devices, Inc.	1 day USD OBFR	0	9,348	9,348
USD	9,898	05/20/2033	1M	GST	Advanced Micro Devices, Inc.	1 day USD OBFR	0	2,863	2,863
EUR	201,213	05/20/2033	1M	GST	AIB Group PLC	12 Month EUR STR	0	10,066	10,066
USD	66,204	05/05/2028	1M	JPM	Airbnb, Inc.	1 day USD OBFR	0	6,643	6,643
USD	171,542	05/15/2033	1M	MSI	Airbnb, Inc.	1 day USD OBFR	0	3,207	3,207
USD	37,744	05/20/2033	1M	GST	Airtac International Group	1 day USD OBFR	0	5,414	5,414
USD	862	05/15/2033	1M	MSI	Airtac International Group	1 day USD OBFR	0	203	203
NOK	118,278	05/15/2033	1M	MSI	Aker BP ASA	1 Month NOK NIBOR	0	5,422	5,422
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	114,564	05/20/2033	1M	GST	Alchip Technologies Ltd.	1 day USD OBFR	$0	$18,266	$18,266
USD	50,646	05/15/2033	1M	MSI	Alchip Technologies Ltd.	1 day USD OBFR	0	9,161	9,161
SEK	26,182	05/05/2028	1M	JPM	Alfa Laval AB	12 Month SEK STIBOR	0	1,296	1,296
USD	73,798	05/05/2028	1M	JPM	Alphabet, Inc.	1 day USD OBFR	0	20,863	20,863
USD	62,806	05/05/2028	1M	JPM	Alphabet, Inc.	1 day USD OBFR	0	17,783	17,783
USD	48,545	05/15/2033	1M	MSI	Alphabet, Inc.	1 day USD OBFR	0	6,866	6,866
USD	18,447	05/20/2033	1M	GST	Alphabet, Inc.	1 day USD OBFR	0	2,560	2,560
USD	6,355	05/15/2033	1M	MSI	Alphabet, Inc.	1 day USD OBFR	0	902	902
USD	2,699	05/20/2033	1M	GST	Alphabet, Inc.	1 day USD OBFR	0	379	379
USD	16,646	05/15/2033	1M	MSI	Alumis, Inc.	1 day USD OBFR	0	365	365
USD	247,049	05/05/2028	1M	JPM	Amazon.com, Inc.	1 day USD OBFR	0	60,685	60,685
USD	677,641	05/15/2033	1M	MSI	Amazon.com, Inc.	1 day USD OBFR	0	40,142	40,142
USD	156,202	05/20/2033	1M	GST	Amazon.com, Inc.	1 day USD OBFR	0	7,340	7,340
USD	220,412	05/20/2033	1M	GST	American Electric Power Co., Inc.	1 day USD OBFR	0	5,819	5,819
USD	8,206	05/05/2028	1M	JPM	American Electric Power Co., Inc.	1 day USD OBFR	0	295	295
USD	9,511	05/15/2033	1M	MSI	American Electric Power Co., Inc.	1 day USD OBFR	0	224	224
USD	4,301	05/05/2028	1M	JPM	Amphenol Corp.	1 day USD OBFR	0	707	707
USD	8,378	05/15/2033	1M	MSI	Amphenol Corp.	1 day USD OBFR	0	17	17
USD	267,002	05/15/2033	1M	MSI	Analog Devices, Inc.	1 day USD OBFR	0	27,452	27,452
USD	100,216	05/20/2033	1M	GST	Analog Devices, Inc.	1 day USD OBFR	0	5,578	5,578
USD	2,946	05/05/2028	1M	JPM	Analog Devices, Inc.	1 day USD OBFR	0	674	674
GBP	64,455	05/15/2033	1M	MSI	Anglo American PLC	12 Month GBP WMBA SONIA Compound	0	704	704
USD	19,186	05/05/2028	1M	JPM	Annexon, Inc.	1 day USD OBFR	0	232	232
USD	43,921	05/20/2033	1M	GST	Antero Resources Corp.	1 day USD OBFR	0	3,231	3,231
USD	14,859	05/15/2033	1M	MSI	Antero Resources Corp.	1 day USD OBFR	0	688	688
USD	503,060	05/15/2033	1M	MSI	Apple, Inc.	1 day USD OBFR	0	6,535	6,535
USD	2,330	05/05/2028	1M	JPM	Apple, Inc.	1 day USD OBFR	0	112	112
USD	117,735	05/05/2028	1M	JPM	Applied Materials, Inc.	1 day USD OBFR	0	8,897	8,897
USD	193,738	05/20/2033	1M	GST	Applied Materials, Inc.	1 day USD OBFR	0	1,929	1,929
USD	80,770	05/15/2033	1M	MSI	Applied Materials, Inc.	1 day USD OBFR	0	1,678	1,678
USD	81,252	05/15/2033	1M	MSI	APR Corp.	1 day USD OBFR	0	2,404	2,404
USD	50,727	05/15/2033	1M	MSI	Archer-Daniels-Midland Co.	1 day USD OBFR	0	2,942	2,942
USD	14,276	05/20/2033	1M	GST	Archrock, Inc.	1 day USD OBFR	0	1,146	1,146
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	31,752	05/20/2033	1M	GST	Ascendis Pharma AS	1 day USD OBFR	$0	$820	$820
USD	68,655	05/15/2033	1M	MSI	ASE Technology Holding Co., Ltd.	1 day USD OBFR	0	6,194	6,194
USD	57,403	05/20/2033	1M	GST	ASE Technology Holding Co., Ltd.	1 day USD OBFR	0	2,871	2,871
USD	198	05/05/2028	1M	JPM	ASE Technology Holding Co., Ltd.	1 day USD OBFR	0	79	79
USD	114,185	05/05/2028	1M	JPM	Asia Vital Components Co., Ltd.	1 day USD OBFR	0	51,152	51,152
USD	46,944	05/05/2028	1M	JPM	ASML Holding NV	1 day USD OBFR	0	4,956	4,956
USD	74,236	05/05/2028	1M	JPM	ASPEED Technology, Inc.	1 day USD OBFR	0	35,702	35,702
USD	26,574	05/20/2033	1M	GST	ASPEED Technology, Inc.	1 day USD OBFR	0	4,230	4,230
USD	5,265	05/15/2033	1M	MSI	ASPEED Technology, Inc.	1 day USD OBFR	0	1,109	1,109
SEK	59,974	05/05/2028	1M	JPM	Assa Abloy AB	12 Month SEK STIBOR	0	1,835	1,835
SEK	66,123	05/15/2033	1M	MSI	Atlas Copco AB	12 Month SEK STIBOR	0	73	73
USD	31,402	05/15/2033	1M	MSI	Atlas Energy Solutions, Inc.	1 day USD OBFR	0	9,527	9,527
USD	61,449	05/20/2033	1M	GST	Atlas Energy Solutions, Inc.	1 day USD OBFR	0	6,923	6,923
USD	58,486	05/15/2033	1M	MSI	Atmos Energy Corp.	1 day USD OBFR	0	1,168	1,168
USD	24,210	05/20/2033	1M	GST	Atmos Energy Corp.	1 day USD OBFR	0	488	488
USD	37,389	05/15/2033	1M	MSI	Axsome Therapeutics, Inc.	1 day USD OBFR	0	4,785	4,785
USD	6,627	05/20/2033	1M	GST	Axsome Therapeutics, Inc.	1 day USD OBFR	0	229	229
EUR	304,161	05/15/2033	1M	MSI	Banca Monte dei Paschi di Siena SpA	12 Month EUR STR	0	11,329	11,329
EUR	52,086	05/20/2033	1M	GST	Banco de Sabadell SA	12 Month EUR STR	0	2,734	2,734
EUR	52,245	05/15/2033	1M	MSI	Banco Santander SA	12 Month EUR STR	0	328	328
EUR	43,753	05/20/2033	1M	GST	Bank of Cyprus Holdings PLC	12 Month EUR STR	0	39	39
EUR	133,251	05/20/2033	1M	GST	Bank of Ireland Group PLC	12 Month EUR STR	0	3,318	3,318
EUR	664	05/05/2028	1M	JPM	Bank of Ireland Group PLC	12 Month EUR STR	0	77	77
JPY	59,785	05/15/2033	1M	MSI	Bank of Nagoya Ltd.	12 Month JPY TONA	0	1,037	1,037
USD	295,195	05/15/2033	1M	MSI	Bank of New York Mellon Corp.	1 day USD OBFR	0	7,658	7,658
GBP	275,270	05/05/2028	1M	JPM	Barclays PLC	12 Month GBP WMBA SONIA Compound	0	19,192	19,192
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	137,207	05/20/2033	1M	GST	Barclays PLC	12 Month GBP WMBA SONIA Compound	$0	$1,896	$1,896
EUR	684	05/05/2028	1M	JPM	BASF SE	12 Month EUR STR	0	25	25
GBP	46,362	05/20/2033	1M	GST	Beazley PLC	12 Month GBP WMBA SONIA Compound	0	1,918	1,918
GBP	25,921	05/15/2033	1M	MSI	Beazley PLC	12 Month GBP WMBA SONIA Compound	0	708	708
USD	450,821	05/20/2033	1M	GST	Blackrock, Inc.	1 day USD OBFR	0	7,387	7,387
USD	424,683	05/15/2033	1M	MSI	Blackrock, Inc.	1 day USD OBFR	0	6,885	6,885
USD	31,857	05/05/2028	1M	JPM	Block, Inc.	1 day USD OBFR	0	5,161	5,161
USD	21,207	05/15/2033	1M	MSI	Block, Inc.	1 day USD OBFR	0	792	792
USD	35,925	05/15/2033	1M	MSI	Bloom Energy Corp.	1 day USD OBFR	0	11,679	11,679
USD	37,733	05/15/2033	1M	MSI	Boot Barn Holdings, Inc.	1 day USD OBFR	0	1,529	1,529
EUR	233,854	05/15/2033	1M	MSI	Brenntag SE	12 Month EUR STR	0	16,963	16,963
EUR	132,296	05/05/2028	1M	JPM	Brenntag SE	12 Month EUR STR	0	10,782	10,782
EUR	61,665	05/20/2033	1M	GST	Brenntag SE	12 Month EUR STR	0	2,454	2,454
USD	104,599	05/15/2033	1M	MSI	Brinker International, Inc.	1 day USD OBFR	0	1,360	1,360
USD	44,286	05/15/2033	1M	MSI	Bristol-Myers Squibb Co.	1 day USD OBFR	0	2,717	2,717
GBP	237,053	05/20/2033	1M	GST	British American Tobacco PLC	12 Month GBP WMBA SONIA Compound	0	9,173	9,173
GBP	19,373	05/15/2033	1M	MSI	British American Tobacco PLC	12 Month GBP WMBA SONIA Compound	0	863	863
GBP	45,745	05/05/2028	1M	JPM	British American Tobacco PLC	12 Month GBP WMBA SONIA Compound	0	471	471
USD	105,334	05/05/2028	1M	JPM	Broadcom, Inc.	1 day USD OBFR	0	34,505	34,505
USD	246,370	05/15/2033	1M	MSI	Broadcom, Inc.	1 day USD OBFR	0	12,854	12,854
USD	56,389	05/20/2033	1M	GST	Broadcom, Inc.	1 day USD OBFR	0	2,468	2,468
USD	24,600	05/15/2033	1M	MSI	Bunge Global SA	1 day USD OBFR	0	1,449	1,449
USD	14,450	05/20/2033	1M	GST	Bunge Global SA	1 day USD OBFR	0	544	544
GBP	120,716	05/05/2028	1M	JPM	Bunzl PLC	12 Month GBP WMBA SONIA Compound	0	9,287	9,287
GBP	87,455	05/20/2033	1M	GST	Bunzl PLC	12 Month GBP WMBA SONIA Compound	0	1,488	1,488
GBP	18,803	05/15/2033	1M	MSI	Bunzl PLC	12 Month GBP WMBA SONIA Compound	0	1,019	1,019
USD	156,774	05/15/2033	1M	MSI	Cactus, Inc.	1 day USD OBFR	0	7,210	7,210
USD	153,521	05/20/2033	1M	GST	Caesars Entertainment, Inc.	1 day USD OBFR	0	824	824
USD	19,772	05/15/2033	1M	MSI	Cameco Corp.	1 day USD OBFR	0	652	652
USD	16,151	05/20/2033	1M	GST	Cameco Corp.	1 day USD OBFR	0	336	336
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	160,576	05/20/2033	1M	GST	Canadian Natural Resources Ltd.	1 day USD OBFR	$0	$11,347	$11,347
USD	162,850	05/15/2033	1M	MSI	Canadian Natural Resources Ltd.	1 day USD OBFR	0	6,646	6,646
EUR	40,240	05/05/2028	1M	JPM	Capgemini SE	12 Month EUR STR	0	368	368
USD	225,111	05/15/2033	1M	MSI	Casey's General Stores, Inc.	1 day USD OBFR	0	25,645	25,645
USD	1,585	05/15/2033	1M	MSI	Caterpillar, Inc.	1 day USD OBFR	0	195	195
USD	136,621	05/05/2028	1M	JPM	Cava Group, Inc.	1 day USD OBFR	0	18,439	18,439
USD	22,198	05/15/2033	1M	MSI	Cava Group, Inc.	1 day USD OBFR	0	1,247	1,247
USD	63,784	05/15/2033	1M	MSI	Celestica, Inc.	1 day USD OBFR	0	4,618	4,618
USD	38,263	05/20/2033	1M	GST	Celestica, Inc.	1 day USD OBFR	0	1,877	1,877
USD	15,127	05/20/2033	1M	GST	Centuri Holdings, Inc.	1 day USD OBFR	0	2,057	2,057
GBP	12,289	05/15/2033	1M	MSI	Ceres Power Holdings PLC	12 Month GBP WMBA SONIA Compound	0	3,149	3,149
HKD	12,283	05/20/2033	1M	GST	China Mengniu Dairy Co., Ltd.	1 day HKD HONIA	0	714	714
USD	209,603	05/20/2033	1M	GST	Chord Energy Corp.	1 day USD OBFR	0	26,269	26,269
USD	68,198	05/15/2033	1M	MSI	Chord Energy Corp.	1 day USD OBFR	0	8,243	8,243
USD	172,619	05/05/2028	1M	JPM	Chord Energy Corp.	1 day USD OBFR	0	4,140	4,140
USD	116,372	05/15/2033	1M	MSI	Chroma ATE, Inc.	1 day USD OBFR	0	8,189	8,189
USD	108,109	05/20/2033	1M	GST	Churchill Downs, Inc.	1 day USD OBFR	0	9,444	9,444
USD	69,829	05/15/2033	1M	MSI	Churchill Downs, Inc.	1 day USD OBFR	0	4,601	4,601
USD	106,570	05/15/2033	1M	MSI	Ciena Corp.	1 day USD OBFR	0	11,608	11,608
USD	10,647	05/15/2033	1M	MSI	Cloudflare, Inc.	1 day USD OBFR	0	831	831
USD	45,305	05/15/2033	1M	MSI	Coherent Corp.	1 day USD OBFR	0	1,692	1,692
USD	1,266	05/05/2028	1M	JPM	Coherent Corp.	1 day USD OBFR	0	332	332
USD	237,849	05/20/2033	1M	GST	ConocoPhillips	1 day USD OBFR	0	14,717	14,717
USD	134,454	05/15/2033	1M	MSI	ConocoPhillips	1 day USD OBFR	0	8,055	8,055
USD	134,830	05/20/2033	1M	GST	Constellation Energy Corp.	1 day USD OBFR	0	2,264	2,264
USD	126,035	05/05/2028	1M	JPM	Contemporary Amperex Technology Co., Ltd.	1 day USD OBFR	0	18,342	18,342
USD	21,691	05/15/2033	1M	MSI	Corning, Inc.	1 day USD OBFR	0	1,631	1,631
USD	3,516	05/05/2028	1M	JPM	Corning, Inc.	1 day USD OBFR	0	426	426
USD	403,271	05/15/2033	1M	MSI	Costco Wholesale Corp.	1 day USD OBFR	0	3,555	3,555
USD	18,150	05/15/2033	1M	MSI	Co-Tech Development Corp.	1 day USD OBFR	0	821	821
USD	332,663	05/20/2033	1M	GST	Coterra Energy, Inc.	1 day USD OBFR	0	45,218	45,218
USD	238,517	05/15/2033	1M	MSI	Coterra Energy, Inc.	1 day USD OBFR	0	32,532	32,532
USD	17,006	12/10/2029	1M	CBK	Coterra Energy, Inc.	1 day USD OBFR	0	1,273	1,273
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	76,806	05/15/2033	1M	MSI	Coway Co., Ltd.	1 day USD OBFR	$0	$3,647	$3,647
USD	200,203	05/15/2033	1M	MSI	Crown Castle, Inc.	1 day USD OBFR	0	7,365	7,365
USD	161,886	05/05/2028	1M	JPM	Crown Castle, Inc.	1 day USD OBFR	0	4,133	4,133
USD	102,545	05/20/2033	1M	GST	Crown Castle, Inc.	1 day USD OBFR	0	1,238	1,238
USD	23,934	05/20/2033	1M	GST	CVS Health Corp.	1 day USD OBFR	0	1,719	1,719
USD	7,865	05/15/2033	1M	MSI	CVS Health Corp.	1 day USD OBFR	0	48	48
JPY	3,866	05/05/2028	1M	JPM	Daifuku Co., Ltd.	12 Month JPY TONA	0	387	387
JPY	51,870	05/05/2028	1M	JPM	Dai-ichi Life Holdings, Inc.	12 Month JPY TONA	0	779	779
USD	45,882	05/15/2033	1M	MSI	Datadog, Inc.	1 day USD OBFR	0	4,218	4,218
USD	106,973	05/20/2033	1M	GST	Datadog, Inc.	1 day USD OBFR	0	1,026	1,026
SGD	505,380	05/15/2033	1M	MSI	DBS Group Holdings Ltd.	6 Month SGD SOR Telerate	0	9,672	9,672
USD	27,521	05/05/2028	1M	JPM	Delta Electronics, Inc.	1 day USD OBFR	0	12,920	12,920
USD	45,321	05/15/2033	1M	MSI	Delta Electronics, Inc.	1 day USD OBFR	0	10,572	10,572
USD	41,279	05/20/2033	1M	GST	Delta Electronics, Inc.	1 day USD OBFR	0	6,332	6,332
EUR	1,339	05/05/2028	1M	JPM	Deutsche Post AG	12 Month EUR STR	0	28	28
USD	164,140	05/15/2033	1M	MSI	Devon Energy Corp.	1 day USD OBFR	0	22,282	22,282
USD	153,434	05/20/2033	1M	GST	Devon Energy Corp.	1 day USD OBFR	0	13,826	13,826
USD	17,943	05/15/2033	1M	MSI	Diamondback Energy, Inc.	1 day USD OBFR	0	2,003	2,003
USD	118,037	05/15/2033	1M	MSI	Dick's Sporting Goods, Inc.	1 day USD OBFR	0	5,407	5,407
USD	117,692	05/15/2033	1M	MSI	DNOW, Inc.	1 day USD OBFR	0	14,834	14,834
USD	75,804	05/20/2033	1M	GST	DNOW, Inc.	1 day USD OBFR	0	9,412	9,412
USD	110,225	05/15/2033	1M	MSI	Dominion Energy, Inc.	1 day USD OBFR	0	3,746	3,746
USD	33,661	05/05/2028	1M	JPM	Dominion Energy, Inc.	1 day USD OBFR	0	1,233	1,233
USD	15,333	05/20/2033	1M	GST	Dominion Energy, Inc.	1 day USD OBFR	0	276	276
USD	64,728	05/05/2028	1M	JPM	Dutch Bros, Inc.	1 day USD OBFR	0	5,261	5,261
USD	37,756	05/15/2033	1M	MSI	Dutch Bros, Inc.	1 day USD OBFR	0	4,227	4,227
JPY	71,594	05/05/2028	1M	JPM	Ebara Corp.	12 Month JPY TONA	0	12,138	12,138
JPY	57,665	05/15/2033	1M	MSI	Ebara Corp.	12 Month JPY TONA	0	2,415	2,415
USD	21,270	05/15/2033	1M	MSI	Edwards Lifesciences Corp.	1 day USD OBFR	0	1,442	1,442
USD	15,783	05/20/2033	1M	GST	Edwards Lifesciences Corp.	1 day USD OBFR	0	416	416
USD	16,804	05/15/2033	1M	MSI	Elevance Health, Inc.	1 day USD OBFR	0	3,523	3,523
USD	36,895	05/20/2033	1M	GST	Elevance Health, Inc.	1 day USD OBFR	0	3,006	3,006
USD	454,028	05/20/2033	1M	GST	Eli Lilly & Co.	1 day USD OBFR	0	14,207	14,207
USD	9,050	05/15/2033	1M	MSI	Eli Lilly & Co.	1 day USD OBFR	0	296	296
USD	73,515	05/15/2033	1M	MSI	Elite Material Co., Ltd.	1 day USD OBFR	0	12,299	12,299
USD	11,179	05/05/2028	1M	JPM	Elite Material Co., Ltd.	1 day USD OBFR	0	2,001	2,001
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	831	05/20/2033	1M	GST	EMCOR Group, Inc.	1 day USD OBFR	$0	$61	$61
USD	19,193	05/20/2033	1M	GST	Equinor ASA	1 day USD OBFR	0	2,526	2,526
USD	128,195	05/15/2033	1M	MSI	Excelerate Energy, Inc.	1 day USD OBFR	0	4,250	4,250
USD	22,817	05/15/2033	1M	MSI	Expro Group Holdings NV	1 day USD OBFR	0	1,275	1,275
USD	32,302	05/15/2033	1M	MSI	F5, Inc.	1 day USD OBFR	0	2,679	2,679
USD	27,380	05/05/2028	1M	JPM	F5, Inc.	1 day USD OBFR	0	1,447	1,447
USD	43,746	05/20/2033	1M	GST	F5, Inc.	1 day USD OBFR	0	1,276	1,276
JPY	70,699	05/20/2033	1M	GST	Ferrotec Corp.	12 Month JPY TONA	0	9,373	9,373
USD	77,152	05/15/2033	1M	MSI	Fifth Third Bancorp	1 day USD OBFR	0	1,424	1,424
USD	9,517	05/20/2033	1M	GST	Five Below, Inc.	1 day USD OBFR	0	145	145
USD	73,959	05/15/2033	1M	MSI	Flex Ltd.	1 day USD OBFR	0	12,372	12,372
USD	8,124	05/05/2028	1M	JPM	Flex Ltd.	1 day USD OBFR	0	2,862	2,862
USD	23,598	05/20/2033	1M	GST	Flex Ltd.	1 day USD OBFR	0	2,036	2,036
USD	7,654	05/15/2033	1M	MSI	Frontline PLC	1 day USD OBFR	0	45	45
EUR	30,446	05/05/2028	1M	JPM	FUCHS SE	12 Month EUR STR	0	3,140	3,140
EUR	65,635	05/20/2033	1M	GST	FUCHS SE	12 Month EUR STR	0	2,578	2,578
JPY	105,324	05/20/2033	1M	GST	Fujikura Ltd.	12 Month JPY TONA	0	11,242	11,242
JPY	31,869	05/05/2028	1M	JPM	Fukuoka Financial Group, Inc.	12 Month JPY TONA	0	867	867
CHF	55,993	05/05/2028	1M	JPM	Galderma Group AG	12 Month CHF SARON	0	4,229	4,229
CHF	36,239	05/20/2033	1M	GST	Galderma Group AG	12 Month CHF SARON	0	2,127	2,127
EUR	36,309	05/15/2033	1M	MSI	Galp Energia SGPS SA	12 Month EUR STR	0	1,339	1,339
USD	1,006	05/05/2028	1M	JPM	GE Vernova, Inc.	1 day USD OBFR	0	77	77
USD	2,575	05/15/2033	1M	MSI	General Electric Co.	1 day USD OBFR	0	34	34
GBP	287,082	05/15/2033	1M	MSI	Glencore PLC	12 Month GBP WMBA SONIA Compound	0	9,835	9,835
USD	109,810	05/05/2028	1M	JPM	GLOBALFOUNDRIES, Inc.	1 day USD OBFR	0	52,853	52,853
USD	321	05/15/2033	1M	MSI	GLOBALFOUNDRIES, Inc.	1 day USD OBFR	0	2	2
USD	46,958	05/05/2028	1M	JPM	Globus Medical, Inc.	1 day USD OBFR	0	837	837
USD	982,777	05/15/2033	1M	MSI	Goldman Sachs Group, Inc.	1 day USD OBFR	0	25,056	25,056
USD	43,303	05/05/2028	1M	JPM	Goldman Sachs Group, Inc.	1 day USD OBFR	0	2,886	2,886
USD	19,263	05/15/2033	1M	MSI	Guardant Health, Inc.	1 day USD OBFR	0	504	504
USD	50,444	05/15/2033	1M	MSI	HA Sustainable Infrastructure Capital, Inc.	1 day USD OBFR	0	1,909	1,909
JPY	130,478	05/15/2033	1M	MSI	Hachijuni Bank Ltd.	12 Month JPY TONA	0	4,400	4,400
USD	66,031	05/20/2033	1M	GST	Halliburton Co.	1 day USD OBFR	0	8,882	8,882
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	172,837	05/15/2033	1M	MSI	Hana Financial Group, Inc.	1 day USD OBFR	$0	$9,817	$9,817
USD	79,906	05/05/2028	1M	JPM	Hanwha Aerospace Co., Ltd.	1 day USD OBFR	0	724	724
CAD	72,649	05/15/2033	1M	MSI	Headwater Exploration, Inc.	6 Month CAD CORRA	0	7,257	7,257
EUR	39,612	05/05/2028	1M	JPM	Heidelberg Materials AG	12 Month EUR STR	0	4,155	4,155
EUR	24,737	05/15/2033	1M	MSI	Heidelberg Materials AG	12 Month EUR STR	0	160	160
USD	69,199	05/20/2033	1M	GST	Helix Energy Solutions Group, Inc.	1 day USD OBFR	0	5,673	5,673
CHF	12,242	05/05/2028	1M	JPM	Helvetia Baloise Holding AG	12 Month CHF SARON	0	363	363
USD	82,047	05/20/2033	1M	GST	HF Sinclair Corp.	1 day USD OBFR	0	7,948	7,948
USD	15,363	05/15/2033	1M	MSI	HF Sinclair Corp.	1 day USD OBFR	0	1,843	1,843
GBP	50,341	05/15/2033	1M	MSI	Hikma Pharmaceuticals PLC	12 Month GBP WMBA SONIA Compound	0	1,759	1,759
GBP	19,623	05/15/2033	1M	MSI	Hill & Smith PLC	12 Month GBP WMBA SONIA Compound	0	2,055	2,055
GBP	28,760	05/20/2033	1M	GST	Hill & Smith PLC	12 Month GBP WMBA SONIA Compound	0	1,903	1,903
GBP	6,819	05/05/2028	1M	JPM	Hill & Smith PLC	12 Month GBP WMBA SONIA Compound	0	1,434	1,434
USD	188,117	05/05/2028	1M	JPM	Hilton Worldwide Holdings, Inc.	1 day USD OBFR	0	10,537	10,537
USD	33,129	05/15/2033	1M	MSI	Hilton Worldwide Holdings, Inc.	1 day USD OBFR	0	251	251
USD	15,469	05/20/2033	1M	GST	Hilton Worldwide Holdings, Inc.	1 day USD OBFR	0	86	86
USD	33,850	05/15/2033	1M	MSI	HMH Holding, Inc.	1 day USD OBFR	0	5,688	5,688
CHF	75,525	05/05/2028	1M	JPM	Holcim AG	12 Month CHF SARON	0	8,392	8,392
CHF	56,684	05/20/2033	1M	GST	Holcim AG	12 Month CHF SARON	0	233	233
CHF	4,694	05/15/2033	1M	MSI	Holcim AG	12 Month CHF SARON	0	47	47
USD	20,283	05/15/2033	1M	MSI	Host Hotels & Resorts, Inc.	1 day USD OBFR	0	107	107
USD	101,779	05/05/2028	1M	JPM	Hyosung Heavy Industries Corp.	1 day USD OBFR	0	52,393	52,393
USD	94,500	05/05/2028	1M	JPM	Hyundai Rotem Co., Ltd.	1 day USD OBFR	0	15,820	15,820
USD	39,392	05/15/2033	1M	MSI	Hyundai Rotem Co., Ltd.	1 day USD OBFR	0	5,471	5,471
JPY	115,996	05/05/2028	1M	JPM	Ibiden Co., Ltd.	12 Month JPY TONA	0	70,040	70,040
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	317,993	05/15/2033	1M	MSI	ICG PLC	12 Month GBP WMBA SONIA Compound	$0	$6,232	$6,232
USD	66,259	05/05/2028	1M	JPM	IDACORP, Inc.	1 day USD OBFR	0	1,406	1,406
USD	38,611	05/20/2033	1M	GST	IDACORP, Inc.	1 day USD OBFR	0	541	541
USD	7,179	05/15/2033	1M	MSI	IDACORP, Inc.	1 day USD OBFR	0	60	60
GBP	1,772	05/05/2028	1M	JPM	IMI PLC	12 Month GBP WMBA SONIA Compound	0	177	177
GBP	163,382	05/20/2033	1M	GST	Imperial Brands PLC	12 Month GBP WMBA SONIA Compound	0	59	59
GBP	17,349	05/15/2033	1M	MSI	Imperial Brands PLC	12 Month GBP WMBA SONIA Compound	0	24	24
EUR	272,687	05/15/2033	1M	MSI	Infineon Technologies AG	12 Month EUR STR	0	55,572	55,572
EUR	113,495	05/20/2033	1M	GST	Infineon Technologies AG	12 Month EUR STR	0	21,308	21,308
EUR	677	05/05/2028	1M	JPM	Infineon Technologies AG	12 Month EUR STR	0	132	132
USD	15,228	05/05/2028	1M	JPM	Innovex International, Inc.	1 day USD OBFR	0	990	990
USD	277,048	05/15/2033	1M	MSI	Intel Corp.	1 day USD OBFR	0	48,813	48,813
USD	15,742	05/05/2028	1M	JPM	Intel Corp.	1 day USD OBFR	0	13,547	13,547
USD	54,837	05/20/2033	1M	GST	Intel Corp.	1 day USD OBFR	0	6,575	6,575
EUR	4,879	05/05/2028	1M	JPM	IONOS Group SE	12 Month EUR STR	0	274	274
EUR	4,741	05/15/2033	1M	MSI	IONOS Group SE	12 Month EUR STR	0	228	228
EUR	80,484	05/20/2033	1M	GST	IPSOS SA	12 Month EUR STR	0	7,165	7,165
EUR	13,244	05/05/2028	1M	JPM	IPSOS SA	12 Month EUR STR	0	800	800
USD	90,398	05/20/2033	1M	GST	Iron Mountain, Inc.	1 day USD OBFR	0	4,095	4,095
USD	56,352	05/15/2033	1M	MSI	ISC Co., Ltd.	1 day USD OBFR	0	4,989	4,989
USD	43,545	05/15/2033	1M	MSI	IsuPetasys Co., Ltd.	1 day USD OBFR	0	10,131	10,131
USD	18,769	05/20/2033	1M	GST	IsuPetasys Co., Ltd.	1 day USD OBFR	0	2,660	2,660
USD	92,879	05/15/2033	1M	MSI	J.M. Smucker Co.	1 day USD OBFR	0	2,308	2,308
USD	19,342	05/15/2033	1M	MSI	James Hardie Industries PLC	1 day USD OBFR	0	1,019	1,019
USD	55,308	05/05/2028	1M	JPM	Jazz Pharmaceuticals PLC	1 day USD OBFR	0	4,786	4,786
USD	37,311	05/15/2033	1M	MSI	Jentech Precision Industrial Co., Ltd.	1 day USD OBFR	0	11,994	11,994
USD	4,467	05/05/2028	1M	JPM	Jentech Precision Industrial Co., Ltd.	1 day USD OBFR	0	2,130	2,130
USD	14,829	05/20/2033	1M	GST	Jentech Precision Industrial Co., Ltd.	1 day USD OBFR	0	1,317	1,317
USD	37,745	05/20/2033	1M	GST	Johnson & Johnson	1 day USD OBFR	0	181	181
CHF	149,368	05/15/2033	1M	MSI	Julius Baer Group Ltd.	12 Month CHF SARON	0	5,402	5,402
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	15,109	05/05/2028	1M	JPM	JX Advanced Metals Corp.	12 Month JPY TONA	$0	$3,189	$3,189
JPY	5,787	05/20/2033	1M	GST	JX Advanced Metals Corp.	12 Month JPY TONA	0	194	194
JPY	13,115	05/15/2033	1M	MSI	JX Advanced Metals Corp.	12 Month JPY TONA	0	34	34
CAD	79,588	05/15/2033	1M	MSI	Kelt Exploration Ltd.	6 Month CAD CORRA	0	9,267	9,267
JPY	39,471	05/05/2028	1M	JPM	Kioxia Holdings Corp.	12 Month JPY TONA	0	23,555	23,555
USD	67,683	05/15/2033	1M	MSI	Kirby Corp.	1 day USD OBFR	0	3,824	3,824
USD	300,738	05/05/2028	1M	JPM	KKR & Co., Inc.	1 day USD OBFR	0	43,897	43,897
USD	131,874	05/20/2033	1M	GST	KKR & Co., Inc.	1 day USD OBFR	0	533	533
USD	13,708	05/15/2033	1M	MSI	KKR & Co., Inc.	1 day USD OBFR	0	65	65
USD	1,540	05/05/2028	1M	JPM	KLA Corp.	1 day USD OBFR	0	210	210
USD	31,322	05/15/2033	1M	MSI	KLA Corp.	1 day USD OBFR	0	184	184
USD	150,749	05/20/2033	1M	GST	Kodiak Gas Services, Inc.	1 day USD OBFR	0	10,411	10,411
USD	16,080	05/15/2033	1M	MSI	Kodiak Gas Services, Inc.	1 day USD OBFR	0	1,616	1,616
JPY	210,690	05/15/2033	1M	MSI	Kyoto Financial Group, Inc.	12 Month JPY TONA	0	5,373	5,373
USD	84,950	05/05/2028	1M	JPM	Lam Research Corp.	1 day USD OBFR	0	14,326	14,326
USD	58,926	05/15/2033	1M	MSI	Lantheus Holdings, Inc.	1 day USD OBFR	0	477	477
USD	111,912	05/15/2033	1M	MSI	LG Chem Ltd.	1 day USD OBFR	0	14,716	14,716
USD	45,424	05/20/2033	1M	GST	Liberty Energy, Inc.	1 day USD OBFR	0	11,681	11,681
USD	3,519	05/20/2033	1M	GST	Linde PLC	1 day USD OBFR	0	9	9
USD	107,672	05/15/2033	1M	MSI	Live Nation Entertainment, Inc.	1 day USD OBFR	0	1,465	1,465
USD	105,724	05/20/2033	1M	GST	Live Nation Entertainment, Inc.	1 day USD OBFR	0	1,360	1,360
GBP	303,000	05/15/2033	1M	MSI	London Stock Exchange Group PLC	12 Month GBP WMBA SONIA Compound	0	12,864	12,864
USD	23,257	05/15/2033	1M	MSI	Luxshare Precision Industry Co., Ltd.	1 day USD OBFR	0	3,477	3,477
USD	3,524	05/05/2028	1M	JPM	Luxshare Precision Industry Co., Ltd.	1 day USD OBFR	0	1,432	1,432
USD	29,667	05/20/2033	1M	GST	Luxshare Precision Industry Co., Ltd.	1 day USD OBFR	0	833	833
GBP	210,351	05/15/2033	1M	MSI	M&G PLC	12 Month GBP WMBA SONIA Compound	0	3,967	3,967
EUR	78,498	05/20/2033	1M	GST	Magnum Ice Cream Co. NV	12 Month EUR STR	0	2,377	2,377
USD	184,565	05/15/2033	1M	MSI	Maplebear, Inc.	1 day USD OBFR	0	4,189	4,189
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	95,203	05/05/2028	1M	JPM	Marathon Petroleum Corp.	1 day USD OBFR	$0	$2,624	$2,624
USD	15,121	05/15/2033	1M	MSI	Marathon Petroleum Corp.	1 day USD OBFR	0	1,266	1,266
USD	76,547	05/05/2028	1M	JPM	Marvell Technology, Inc.	1 day USD OBFR	0	38,892	38,892
USD	14,784	05/20/2033	1M	GST	Marvell Technology, Inc.	1 day USD OBFR	0	1,731	1,731
USD	19,559	05/05/2028	1M	JPM	Mastercard, Inc.	1 day USD OBFR	0	89	89
USD	255,992	05/20/2033	1M	GST	Matador Resources Co.	1 day USD OBFR	0	28,727	28,727
USD	234,979	05/15/2033	1M	MSI	Matador Resources Co.	1 day USD OBFR	0	25,759	25,759
USD	16,256	05/20/2033	1M	GST	MDU Resources Group, Inc.	1 day USD OBFR	0	506	506
JPY	129,181	05/20/2033	1M	GST	Mebuki Financial Group, Inc.	12 Month JPY TONA	0	582	582
USD	29,088	05/20/2033	1M	GST	MediaTek, Inc.	1 day USD OBFR	0	11,220	11,220
USD	57	05/15/2033	1M	MSI	MediaTek, Inc.	1 day USD OBFR	0	27	27
EUR	15,249	05/20/2033	1M	GST	Medincell SA	12 Month EUR STR	0	496	496
USD	30,787	05/05/2028	1M	JPM	MercadoLibre, Inc.	1 day USD OBFR	0	1,481	1,481
USD	95,121	05/05/2028	1M	JPM	Meta Platforms, Inc.	1 day USD OBFR	0	6,456	6,456
USD	68,543	05/20/2033	1M	GST	Methanex Corp.	1 day USD OBFR	0	12,399	12,399
EUR	23,956	05/05/2028	1M	JPM	Metso OYJ	12 Month EUR STR	0	48	48
USD	37,195	05/20/2033	1M	GST	Micron Technology, Inc.	1 day USD OBFR	0	4,178	4,178
USD	32,141	05/15/2033	1M	MSI	Micron Technology, Inc.	1 day USD OBFR	0	4,060	4,060
USD	1,429	05/05/2028	1M	JPM	Micron Technology, Inc.	1 day USD OBFR	0	122	122
USD	23,162	05/20/2033	1M	GST	Mirum Pharmaceuticals, Inc.	1 day USD OBFR	0	387	387
JPY	52,059	05/05/2028	1M	JPM	Mitsui Kinzoku Co., Ltd.	12 Month JPY TONA	0	10,461	10,461
JPY	51,683	05/05/2028	1M	JPM	Mizuho Financial Group, Inc.	12 Month JPY TONA	0	1,751	1,751
USD	19,906	05/15/2033	1M	MSI	MKS, Inc.	1 day USD OBFR	0	1,092	1,092
USD	27,993	05/20/2033	1M	GST	MKS, Inc.	1 day USD OBFR	0	382	382
USD	46,860	05/15/2033	1M	MSI	MongoDB, Inc.	1 day USD OBFR	0	1,300	1,300
USD	2,473	05/15/2033	1M	MSI	Monster Beverage Corp.	1 day USD OBFR	0	71	71
USD	241,164	05/05/2028	1M	JPM	Morgan Stanley	1 day USD OBFR	0	36,258	36,258
USD	423,329	05/15/2033	1M	MSI	MSWEMG7E Index	1 day USD OBFR	0	3,693	3,693
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	72,099	05/15/2033	1M	MSI	Murata Manufacturing Co., Ltd.	12 Month JPY TONA	$0	$12,989	$12,989
JPY	29,626	05/05/2028	1M	JPM	Murata Manufacturing Co., Ltd.	12 Month JPY TONA	0	12,206	12,206
JPY	95,778	05/20/2033	1M	GST	Murata Manufacturing Co., Ltd.	12 Month JPY TONA	0	11,778	11,778
JPY	5,211	12/10/2029	1M	CBK	Murata Manufacturing Co., Ltd.	12 Month JPY TONA	0	1,493	1,493
USD	67,037	05/05/2028	1M	JPM	Murphy USA, Inc.	1 day USD OBFR	0	8,815	8,815
USD	30,547	05/20/2033	1M	GST	Nabors Industries Ltd.	1 day USD OBFR	0	3,212	3,212
USD	257,173	05/15/2033	1M	MSI	Nasdaq, Inc.	1 day USD OBFR	0	10,101	10,101
USD	86,639	05/20/2033	1M	GST	Nasdaq, Inc.	1 day USD OBFR	0	4,076	4,076
USD	99,816	05/05/2028	1M	JPM	NAURA Technology Group Co., Ltd.	1 day USD OBFR	0	27,721	27,721
USD	37,994	05/15/2033	1M	MSI	NAURA Technology Group Co., Ltd.	1 day USD OBFR	0	1,466	1,466
USD	9,599	05/20/2033	1M	GST	Netflix, Inc.	1 day USD OBFR	0	43	43
USD	22,638	05/15/2033	1M	MSI	NexGen Energy Ltd.	1 day USD OBFR	0	516	516
USD	45,259	05/15/2033	1M	MSI	NEXTracker, Inc.	1 day USD OBFR	0	3,703	3,703
USD	7,028	05/20/2033	1M	GST	NEXTracker, Inc.	1 day USD OBFR	0	834	834
USD	39,739	05/05/2028	1M	JPM	NiSource, Inc.	1 day USD OBFR	0	1,214	1,214
USD	24,680	05/15/2033	1M	MSI	NiSource, Inc.	1 day USD OBFR	0	630	630
USD	621	05/20/2033	1M	GST	NiSource, Inc.	1 day USD OBFR	0	10	10
JPY	43,089	05/15/2033	1M	MSI	Niterra Co., Ltd.	12 Month JPY TONA	0	1,868	1,868
JPY	97,997	05/05/2028	1M	JPM	Nitto Boseki Co., Ltd.	12 Month JPY TONA	0	41,957	41,957
EUR	276,841	05/15/2033	1M	MSI	NN Group NV	12 Month EUR STR	0	5,460	5,460
EUR	23,014	05/20/2033	1M	GST	Nokia OYJ	12 Month EUR STR	0	1,254	1,254
USD	713	05/05/2028	1M	JPM	Nutrien Ltd.	1 day USD OBFR	0	47	47
USD	302,343	05/05/2028	1M	JPM	NVIDIA Corp.	1 day USD OBFR	0	37,325	37,325
USD	39,827	05/15/2033	1M	MSI	NVIDIA Corp.	1 day USD OBFR	0	87	87
USD	19,389	05/20/2033	1M	GST	Omeros Corp.	1 day USD OBFR	0	1,547	1,547
USD	25,269	05/05/2028	1M	JPM	ON Semiconductor Corp.	1 day USD OBFR	0	14,853	14,853
USD	32,256	05/20/2033	1M	GST	ON Semiconductor Corp.	1 day USD OBFR	0	5,749	5,749
USD	45,280	05/15/2033	1M	MSI	ONE Gas, Inc.	1 day USD OBFR	0	312	312
USD	23,145	05/20/2033	1M	GST	ONE Gas, Inc.	1 day USD OBFR	0	141	141
USD	87,885	05/20/2033	1M	GST	ONEOK, Inc.	1 day USD OBFR	0	9,105	9,105
USD	48,485	05/15/2033	1M	MSI	O'Reilly Automotive, Inc.	1 day USD OBFR	0	3,004	3,004
USD	186,397	05/15/2033	1M	MSI	Orion Corp.	1 day USD OBFR	0	7,745	7,745
USD	23,005	05/20/2033	1M	GST	Outfront Media, Inc.	1 day USD OBFR	0	379	379
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	300,606	05/05/2028	1M	JPM	Ovintiv, Inc.	1 day USD OBFR	$0	$10,776	$10,776
USD	91,931	05/20/2033	1M	GST	Ovintiv, Inc.	1 day USD OBFR	0	5,687	5,687
USD	39,519	05/15/2033	1M	MSI	Ovintiv, Inc.	1 day USD OBFR	0	4,674	4,674
EUR	51,714	05/05/2028	1M	JPM	Palfinger AG	12 Month EUR STR	0	1,872	1,872
USD	98,127	05/15/2033	1M	MSI	Penn Entertainment, Inc.	1 day USD OBFR	0	8,920	8,920
USD	114,217	05/15/2033	1M	MSI	Performance Food Group Co.	1 day USD OBFR	0	1,881	1,881
EUR	59,395	05/20/2033	1M	GST	Permanent TSB Group Holdings PLC	12 Month EUR STR	0	446	446
USD	383,102	05/20/2033	1M	GST	Permian Resources Corp.	1 day USD OBFR	0	39,483	39,483
USD	422,190	05/15/2033	1M	MSI	Permian Resources Corp.	1 day USD OBFR	0	32,500	32,500
USD	106,390	05/05/2028	1M	JPM	Permian Resources Corp.	1 day USD OBFR	0	2,467	2,467
USD	156,435	05/15/2033	1M	MSI	Phillips 66	1 day USD OBFR	0	17,161	17,161
USD	83,852	05/20/2033	1M	GST	Phillips 66	1 day USD OBFR	0	7,156	7,156
USD	39,018	05/20/2033	1M	GST	Pinnacle West Capital Corp.	1 day USD OBFR	0	292	292
USD	(512,818)	04/30/2027	1M	MSI	Positive Return on MSZZMOMO Index	Negative Return on MSZZMOMO Index	0	2,390	2,390
USD	67,092	05/05/2028	1M	JPM	Post Holdings, Inc.	1 day USD OBFR	0	158	158
USD	28,570	05/15/2033	1M	MSI	PRIO SA	1 day USD OBFR	0	1,514	1,514
USD	21,114	05/20/2033	1M	GST	Procore Technologies, Inc.	1 day USD OBFR	0	330	330
EUR	55,733	05/05/2028	1M	JPM	Publicis Groupe SA	12 Month EUR STR	0	4,771	4,771
EUR	221,153	05/15/2033	1M	MSI	Publicis Groupe SA	12 Month EUR STR	0	2,080	2,080
EUR	118,364	05/20/2033	1M	GST	Publicis Groupe SA	12 Month EUR STR	0	1,125	1,125
USD	183,314	05/05/2028	1M	JPM	Quanta Computer, Inc.	1 day USD OBFR	0	19,052	19,052
EUR	39,632	05/05/2028	1M	JPM	RENK Group AG	12 Month EUR STR	0	231	231
EUR	25,385	05/20/2033	1M	GST	Reply SpA	12 Month EUR STR	0	468	468
EUR	49,266	05/20/2033	1M	GST	Repsol SA	12 Month EUR STR	0	6,699	6,699
EUR	4,575	05/15/2033	1M	MSI	Repsol SA	12 Month EUR STR	0	528	528
USD	5,444	05/20/2033	1M	GST	Rice Acquisition Corp. 3	1 day USD OBFR	0	23	23
JPY	55,337	05/05/2028	1M	JPM	Rigaku Holdings Corp.	12 Month JPY TONA	0	9,542	9,542
JPY	7,474	05/15/2033	1M	MSI	Rigaku Holdings Corp.	12 Month JPY TONA	0	1,138	1,138
JPY	4,715	05/20/2033	1M	GST	Rigaku Holdings Corp.	12 Month JPY TONA	0	269	269
GBP	16,225	05/05/2028	1M	JPM	Rolls-Royce Holdings PLC	12 Month GBP WMBA SONIA Compound	0	696	696
USD	55,589	05/15/2033	1M	MSI	Ross Stores, Inc.	1 day USD OBFR	0	903	903
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	23,774	05/05/2028	1M	JPM	RS Group PLC	12 Month GBP WMBA SONIA Compound	$0	$1,971	$1,971
GBP	17,286	05/15/2033	1M	MSI	RS Group PLC	12 Month GBP WMBA SONIA Compound	0	687	687
USD	95,382	05/15/2033	1M	MSI	Ryman Hospitality Properties, Inc.	1 day USD OBFR	0	3,823	3,823
EUR	65,286	05/20/2033	1M	GST	Saipem SpA	12 Month EUR STR	0	8,473	8,473
EUR	25,319	05/15/2033	1M	MSI	Saipem SpA	12 Month EUR STR	0	955	955
USD	89,288	05/05/2028	1M	JPM	Samsung C&T Corp.	1 day USD OBFR	0	13,124	13,124
USD	65,107	05/05/2028	1M	JPM	Samsung Electro-Mechanics Co., Ltd.	1 day USD OBFR	0	38,249	38,249
USD	90,682	05/20/2033	1M	GST	Samsung Electro-Mechanics Co., Ltd.	1 day USD OBFR	0	21,811	21,811
USD	40,404	05/15/2033	1M	MSI	Samsung Electro-Mechanics Co., Ltd.	1 day USD OBFR	0	14,985	14,985
USD	127,397	05/15/2033	1M	MSI	Samsung Electronics Co., Ltd.	1 day USD OBFR	0	8,678	8,678
USD	43,334	05/05/2028	1M	JPM	Samsung Electronics Co., Ltd.	1 day USD OBFR	0	8,586	8,586
USD	50,966	05/20/2033	1M	GST	Samsung Electronics Co., Ltd.	1 day USD OBFR	0	2,700	2,700
SEK	17,094	05/05/2028	1M	JPM	Sandvik AB	12 Month SEK STIBOR	0	921	921
USD	406,066	05/20/2033	1M	GST	SBA Communications Corp.	1 day USD OBFR	0	1,606	1,606
USD	88,324	05/20/2033	1M	GST	Seadrill Ltd.	1 day USD OBFR	0	6,982	6,982
USD	10,205	05/15/2033	1M	MSI	Seadrill Ltd.	1 day USD OBFR	0	826	826
USD	164,282	05/20/2033	1M	GST	Sempra	1 day USD OBFR	0	3,034	3,034
USD	64,686	05/15/2033	1M	MSI	SharkNinja, Inc.	1 day USD OBFR	0	11	11
GBP	403,616	05/05/2028	1M	JPM	Shell PLC	12 Month GBP WMBA SONIA Compound	0	4,052	4,052
USD	5,158	05/15/2033	1M	MSI	Shenzhen Megmeet Electrical Co., Ltd.	1 day USD OBFR	0	770	770
JPY	27,121	05/05/2028	1M	JPM	Shiga Bank Ltd.	12 Month JPY TONA	0	684	684
JPY	284,943	05/15/2033	1M	MSI	Shin-Etsu Chemical Co., Ltd.	12 Month JPY TONA	0	21,009	21,009
USD	2,020	05/05/2028	1M	JPM	Shopify, Inc.	1 day USD OBFR	0	40	40
EUR	396	05/05/2028	1M	JPM	Siemens Energy AG	12 Month EUR STR	0	31	31
EUR	1,256	05/20/2033	1M	GST	Siemens Energy AG	12 Month EUR STR	0	22	22
USD	81,696	05/05/2028	1M	JPM	Silergy Corp.	1 day USD OBFR	0	45,824	45,824
USD	34,616	05/15/2033	1M	MSI	Silergy Corp.	1 day USD OBFR	0	20,077	20,077
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	29,413	05/05/2028	1M	JPM	SK Hynix, Inc.	1 day USD OBFR	$0	$14,892	$14,892
USD	96,333	05/15/2033	1M	MSI	SK Hynix, Inc.	1 day USD OBFR	0	14,429	14,429
USD	48,148	05/20/2033	1M	GST	SK Hynix, Inc.	1 day USD OBFR	0	5,904	5,904
USD	66,139	05/05/2028	1M	JPM	SK Telecom Co., Ltd.	1 day USD OBFR	0	14,615	14,615
CHF	4,746	05/05/2028	1M	JPM	SKAN Group AG	12 Month CHF SARON	0	668	668
USD	196,251	05/20/2033	1M	GST	SM Energy Co.	1 day USD OBFR	0	24,559	24,559
GBP	27,063	05/15/2033	1M	MSI	Smiths Group PLC	12 Month GBP WMBA SONIA Compound	0	314	314
GBP	250	05/05/2028	1M	JPM	Smiths Group PLC	12 Month GBP WMBA SONIA Compound	0	66	66
USD	85,098	05/20/2033	1M	GST	Southwest Gas Holdings, Inc.	1 day USD OBFR	0	2,933	2,933
USD	15,107	05/15/2033	1M	MSI	Southwest Gas Holdings, Inc.	1 day USD OBFR	0	411	411
EUR	119,324	05/20/2033	1M	GST	SPIE SA	12 Month EUR STR	0	6,036	6,036
EUR	37,955	05/05/2028	1M	JPM	SPIE SA	12 Month EUR STR	0	4,279	4,279
EUR	3,751	05/15/2033	1M	MSI	SPIE SA	12 Month EUR STR	0	156	156
USD	46,896	05/20/2033	1M	GST	Spyre Therapeutics, Inc.	1 day USD OBFR	0	677	677
GBP	357,081	05/20/2033	1M	GST	Standard Chartered PLC	12 Month GBP WMBA SONIA Compound	0	11,161	11,161
USD	211,974	05/20/2033	1M	GST	State Street Corp.	1 day USD OBFR	0	321	321
NOK	206,871	05/15/2033	1M	MSI	Storebrand ASA	1 Month NOK NIBOR	0	5,912	5,912
NOK	84,635	05/20/2033	1M	GST	Storebrand ASA	1 Month NOK NIBOR	0	4,472	4,472
EUR	(108,168)	05/20/2033	1M	MSI	STOXX Europe 600 Automobiles & Parts Index	12 Month EUR STR	0	2,276	2,276
EUR	49,266	05/15/2033	1M	MSI	Strabag SE	12 Month EUR STR	0	1,036	1,036
EUR	16,288	05/20/2033	1M	GST	Strabag SE	12 Month EUR STR	0	231	231
NOK	54,749	05/20/2033	1M	GST	Subsea 7 SA	1 Month NOK NIBOR	0	7,823	7,823
NOK	54,401	05/15/2033	1M	MSI	Subsea 7 SA	1 Month NOK NIBOR	0	2,759	2,759
JPY	93,133	05/20/2033	1M	GST	Sumitomo Electric Industries Ltd.	12 Month JPY TONA	0	4,826	4,826
JPY	721	05/15/2033	1M	MSI	Sumitomo Electric Industries Ltd.	12 Month JPY TONA	0	78	78
USD	255,925	05/15/2033	1M	MSI	Synopsys, Inc.	1 day USD OBFR	0	23,983	23,983
USD	99,665	05/05/2028	1M	JPM	Synopsys, Inc.	1 day USD OBFR	0	21,468	21,468
USD	279,962	05/05/2028	1M	JPM	Taiwan Semiconductor Manufacturing Co., Ltd.	1 day USD OBFR	0	47,805	47,805
USD	122,657	05/20/2033	1M	GST	Taiwan Semiconductor Manufacturing Co., Ltd.	1 day USD OBFR	0	7,184	7,184
USD	4,538	05/15/2033	1M	MSI	Taiwan Semiconductor Manufacturing Co., Ltd.	1 day USD OBFR	0	160	160
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	20,083	05/20/2033	1M	GST	Talen Energy Corp.	1 day USD OBFR	$0	$1,517	$1,517
CAD	23,164	05/15/2033	1M	MSI	Tamarack Valley Energy Ltd.	6 Month CAD CORRA	0	1,092	1,092
USD	14,147	05/05/2028	1M	JPM	Tandem Diabetes Care, Inc.	1 day USD OBFR	0	262	262
USD	480,365	05/15/2033	1M	MSI	Targa Resources Corp.	1 day USD OBFR	0	45,431	45,431
USD	106,495	05/20/2033	1M	GST	Targa Resources Corp.	1 day USD OBFR	0	13,717	13,717
EUR	150,854	05/20/2033	1M	GST	Technip Energies NV	12 Month EUR STR	0	3,359	3,359
EUR	34,168	05/05/2028	1M	JPM	Technip Energies NV	12 Month EUR STR	0	1,620	1,620
EUR	46,339	05/20/2033	1M	MSI	Technip Energies NV	12 Month EUR STR	0	324	324
USD	13,412	05/20/2033	1M	GST	TechnipFMC PLC	1 day USD OBFR	0	1,022	1,022
USD	12,705	05/15/2033	1M	MSI	Teck Resources Ltd.	1 day USD OBFR	0	33	33
EUR	125,246	05/15/2033	1M	MSI	Tecnicas Reunidas SA	12 Month EUR STR	0	631	631
EUR	19,050	05/20/2033	1M	GST	Tecnicas Reunidas SA	12 Month EUR STR	0	563	563
USD	65,705	05/15/2033	1M	MSI	Tenaris SA	1 day USD OBFR	0	6,821	6,821
USD	10,020	05/20/2033	1M	GST	Tenaris SA	1 day USD OBFR	0	716	716
USD	23,342	05/05/2028	1M	JPM	Teradyne, Inc.	1 day USD OBFR	0	2,075	2,075
NOK	22,367	05/15/2033	1M	MSI	TGS ASA	1 Month NOK NIBOR	0	4,346	4,346
USD	105,014	05/15/2033	1M	MSI	Tidewater, Inc.	1 day USD OBFR	0	7,184	7,184
USD	22,273	05/20/2033	1M	GST	Tidewater, Inc.	1 day USD OBFR	0	1,132	1,132
USD	65,472	05/15/2033	1M	MSI	Toast, Inc.	1 day USD OBFR	0	837	837
JPY	10,312	05/15/2033	1M	MSI	TOPPAN Holdings, Inc.	12 Month JPY TONA	0	439	439
JPY	1,814	05/05/2028	1M	JPM	TOPPAN Holdings, Inc.	12 Month JPY TONA	0	330	330
JPY	68,088	05/20/2033	1M	GST	TOPPAN Holdings, Inc.	12 Month JPY TONA	0	161	161
EUR	281,432	05/20/2033	1M	GST	TotalEnergies SE	12 Month EUR STR	0	19,357	19,357
EUR	224,168	05/15/2033	1M	MSI	TotalEnergies SE	12 Month EUR STR	0	8,331	8,331
USD	1,429	05/15/2033	1M	MSI	Trane Technologies PLC	1 day USD OBFR	0	49	49
HKD	91,400	05/05/2028	1M	JPM	Trip.com Group Ltd.	1 day HKD HONIA	0	2,569	2,569
USD	52,203	05/15/2033	1M	MSI	Twilio, Inc.	1 day USD OBFR	0	3,024	3,024
USD	27,231	05/20/2033	1M	GST	Twilio, Inc.	1 day USD OBFR	0	456	456
USD	255,770	05/20/2033	1M	GST	U.S. Foods Holding Corp.	1 day USD OBFR	0	1,701	1,701
EUR	15,579	05/15/2033	1M	MSI	Ubisoft Entertainment SA	12 Month EUR STR	0	1,103	1,103
CHF	96,467	05/05/2028	1M	JPM	UBS Group AG	12 Month CHF SARON	0	10,454	10,454
CHF	277,503	05/20/2033	1M	GST	UBS Group AG	12 Month CHF SARON	0	2,923	2,923
CHF	160,921	05/15/2033	1M	MSI	UBS Group AG	12 Month CHF SARON	0	383	383
JPY	15,640	05/05/2028	1M	JPM	Ulvac, Inc.	12 Month JPY TONA	0	1,884	1,884
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	24,158	05/20/2033	1M	GST	Ulvac, Inc.	12 Month JPY TONA	$0	$372	$372
JPY	31,291	05/15/2033	1M	MSI	Ulvac, Inc.	12 Month JPY TONA	0	178	178
EUR	3,476	05/05/2028	1M	JPM	Umicore SA	12 Month EUR STR	0	85	85
GBP	68,069	05/05/2028	1M	JPM	Unilever PLC	12 Month GBP WMBA SONIA Compound	0	2,034	2,034
GBP	172,868	05/20/2033	1M	GST	Unilever PLC	12 Month GBP WMBA SONIA Compound	0	1,668	1,668
GBP	5,960	05/15/2033	1M	MSI	Unilever PLC	12 Month GBP WMBA SONIA Compound	0	83	83
USD	58,814	05/15/2033	1M	MSI	Unimicron Technology Corp.	1 day USD OBFR	0	2,497	2,497
USD	10,074	05/05/2028	1M	JPM	United Therapeutics Corp.	1 day USD OBFR	0	211	211
USD	38,999	05/15/2033	1M	MSI	UnitedHealth Group, Inc.	1 day USD OBFR	0	5,088	5,088
USD	3,542	05/20/2033	1M	GST	UnitedHealth Group, Inc.	1 day USD OBFR	0	163	163
EUR	30,355	05/15/2033	1M	MSI	Vallourec SACA	12 Month EUR STR	0	1,340	1,340
NOK	49,691	05/20/2033	1M	GST	Var Energi ASA	1 Month NOK NIBOR	0	4,532	4,532
USD	23,561	05/20/2033	1M	GST	Venture Global, Inc.	1 day USD OBFR	0	1,479	1,479
USD	46,229	05/15/2033	1M	MSI	Venture Global, Inc.	1 day USD OBFR	0	535	535
USD	6,567	05/15/2033	1M	MSI	Vertiv Holdings Co.	1 day USD OBFR	0	660	660
HKD	18,534	05/05/2028	1M	JPM	Victory Giant Technology Huizhou Co., Ltd.	1 day HKD HONIA	0	637	637
USD	73,328	05/15/2033	1M	MSI	Viking Holdings Ltd.	1 day USD OBFR	0	63	63
USD	68,408	05/20/2033	1M	GST	Vista Energy SAB de CV	1 day USD OBFR	0	8,067	8,067
USD	69,038	05/20/2033	1M	GST	Vita Coco Co., Inc.	1 day USD OBFR	0	26,120	26,120
USD	15,883	05/15/2033	1M	MSI	Vita Coco Co., Inc.	1 day USD OBFR	0	5,168	5,168
USD	578,647	05/20/2033	1M	GST	Vnom Sub, Inc.	1 day USD OBFR	0	36,430	36,430
USD	333,528	05/15/2033	1M	MSI	Vnom Sub, Inc.	1 day USD OBFR	0	20,724	20,724
EUR	43,446	05/05/2028	1M	JPM	Vossloh AG	12 Month EUR STR	0	2,906	2,906
USD	53,273	05/15/2033	1M	MSI	Walmart, Inc.	1 day USD OBFR	0	3,070	3,070
USD	26,517	05/05/2028	1M	JPM	Walt Disney Co.	1 day USD OBFR	0	1,288	1,288
USD	29,939	05/20/2033	1M	GST	Weatherford International PLC	1 day USD OBFR	0	3,056	3,056
HKD	164,977	05/15/2033	1M	MSI	Weichai Power Co., Ltd.	1 day HKD HONIA	0	30,806	30,806
HKD	25,539	05/05/2028	1M	JPM	Weichai Power Co., Ltd.	1 day HKD HONIA	0	7,828	7,828
USD	30,302	05/20/2033	1M	GST	West Pharmaceutical Services, Inc.	1 day USD OBFR	0	2,159	2,159
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	180,459	05/05/2028	1M	JPM	Williams Cos., Inc.	1 day USD OBFR	$0	$9,248	$9,248
USD	42,810	05/15/2033	1M	MSI	Williams Cos., Inc.	1 day USD OBFR	0	3,358	3,358
USD	48,513	05/20/2033	1M	GST	Williams Cos., Inc.	1 day USD OBFR	0	631	631
HKD	31,227	05/15/2033	1M	MSI	Wuxi Lead Intelligent Equipment Co., Ltd.	1 day HKD HONIA	0	555	555
JPY	38,130	05/05/2028	1M	JPM	Yamaichi Electronics Co., Ltd.	12 Month JPY TONA	0	10,534	10,534
JPY	5,957	05/15/2033	1M	MSI	Yamaichi Electronics Co., Ltd.	12 Month JPY TONA	0	304	304
JPY	12,837	05/20/2033	1M	GST	Yamaichi Electronics Co., Ltd.	12 Month JPY TONA	0	68	68
USD	85,751	05/15/2033	1M	MSI	Yesway, Inc.	1 day USD OBFR	0	5,375	5,375
USD	44,370	05/05/2028	1M	JPM	Zhen Ding Technology Holding Ltd.	1 day USD OBFR	0	40,961	40,961
USD	4,636	05/15/2033	1M	MSI	Zhen Ding Technology Holding Ltd.	1 day USD OBFR	0	3,252	3,252
USD	20,278	05/15/2033	1M	MSI	Zhuhai CosMX Battery Co., Ltd.	1 day USD OBFR	0	550	550
Total Total Return Swaps							$0	$4,699,221	$4,699,221
			Total Swap Contracts				$637,580	$6,638,681	$6,001,101
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
AUD	325,000	USD	223,450	JPM	SELL	1.45	05/07/2026	$0	$10,195	$10,195
AUD	1,018,000	USD	699,631	BCY	SELL	1.46	05/07/2026	0	32,219	32,219
AUD	53,000	USD	36,444	MSI	SELL	1.45	05/07/2026	0	1,658	1,658
AUD	52,000	USD	35,740	PAR	SELL	1.45	05/07/2026	0	1,644	1,644
AUD	130,000	USD	88,974	UBS	SELL	1.46	05/07/2026	0	4,484	4,484
AUD	270,000	USD	185,846	PAR	SELL	1.45	05/07/2026	0	8,259	8,259
AUD	275,000	USD	190,977	GST	SELL	1.44	05/07/2026	0	6,724	6,724
AUD	220,000	USD	152,692	UBS	SELL	1.44	05/07/2026	0	5,468	5,468
AUD	235,000	USD	163,177	UBS	SELL	1.44	05/07/2026	0	5,766	5,766
AUD	8,000	USD	5,494	BCY	SELL	1.46	05/07/2026	0	257	257
AUD	205,000	USD	144,486	UBS	SELL	1.42	05/07/2026	0	2,890	2,890
AUD	230,000	USD	162,260	JPM	SELL	1.42	05/07/2026	0	3,090	3,090
AUD	270,000	USD	190,451	BCY	SELL	1.42	05/07/2026	0	3,654	3,654
AUD	645,000	USD	455,235	GST	SELL	1.42	05/07/2026	0	8,462	8,462
AUD	180,000	USD	126,499	BCY	SELL	1.42	05/07/2026	0	2,905	2,905
AUD	100,000	USD	70,525	PAR	SELL	1.42	05/07/2026	0	1,366	1,366
AUD	155,000	USD	109,368	PAR	SELL	1.42	05/07/2026	0	2,063	2,063
AUD	265,000	USD	187,955	BCY	SELL	1.41	05/07/2026	0	2,556	2,556
AUD	55,000	USD	39,241	UBS	SELL	1.40	05/07/2026	0	299	299
AUD	215,000	USD	154,122	GST	SELL	1.39	05/07/2026	0	443	443
AUD	230,000	USD	164,698	GST	SELL	1.40	05/07/2026	0	651	651
AUD	80,000	USD	57,327	UBS	SELL	1.40	05/07/2026	0	186	186
AUD	125,000	USD	89,562	MSI	SELL	1.40	05/07/2026	0	301	301
AUD	86,000	USD	61,512	PAR	SELL	1.40	05/07/2026	0	315	315
AUD	174,000	USD	124,372	UBS	SELL	1.40	05/07/2026	0	719	719
AUD	9,000	USD	6,417	DBF	SELL	1.40	05/07/2026	0	53	53
AUD	23,000	USD	16,399	DBF	SELL	1.40	05/07/2026	0	136	136
AUD	110,000	USD	78,525	JPM	SELL	1.40	05/29/2026	0	525	525
AUD	112,300	USD	80,167	JPM	SELL	1.40	05/29/2026	0	535	535
AUD	49,000	USD	35,082	UBS	SELL	1.40	05/29/2026	0	130	130
AUD	1,015,000	USD	723,361	DBF	SELL	1.40	06/02/2026	0	5,998	5,998
AUD	135,000	USD	96,186	DBF	SELL	1.40	06/17/2026	0	795	795
AUD	5,000	USD	3,524	JPM	SELL	1.42	06/17/2026	0	68	68
AUD	10,000	USD	6,915	MSI	SELL	1.45	06/17/2026	0	269	269
AUD	5,000	USD	3,529	CBK	SELL	1.42	06/17/2026	0	63	63
AUD	85,000	USD	60,822	SSB	SELL	1.40	06/17/2026	0	240	240
BRL	80,000	USD	15,194	MSI	SELL	5.27	05/05/2026	0	863	863
BRL	2,625,000	USD	498,542	MSI	SELL	5.27	05/05/2026	0	28,312	28,312
BRL	623,000	USD	118,712	GST	SELL	5.25	05/05/2026	0	6,328	6,328
BRL	361,000	USD	68,867	HUS	SELL	5.24	05/05/2026	0	3,588	3,588
BRL	261,000	USD	49,809	BOA	SELL	5.24	05/05/2026	0	2,575	2,575
BRL	585,000	USD	112,673	BOA	SELL	5.19	05/05/2026	0	4,740	4,740
BRL	350,000	USD	67,347	CBK	SELL	5.20	05/05/2026	0	2,901	2,901
BRL	290,000	USD	55,866	HUS	SELL	5.19	05/05/2026	0	2,339	2,339
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
BRL	795,000	USD	155,276	GST	SELL	5.12	05/05/2026	$0	$4,285	$4,285
BRL	465,000	USD	91,230	GST	SELL	5.10	05/05/2026	0	2,098	2,098
BRL	315,000	USD	62,483	UBS	SELL	5.04	05/05/2026	0	739	739
BRL	1,095,000	USD	218,869	HUS	SELL	5.00	05/05/2026	0	905	905
BRL	1,114,000	USD	222,511	PAR	SELL	5.01	05/05/2026	0	1,076	1,076
BRL	2,071,000	USD	414,200	PAR	SELL	5.00	05/05/2026	0	1,463	1,463
BRL	2,478,000	USD	494,443	HUS	SELL	5.01	05/05/2026	0	2,908	2,908
BRL	157,000	USD	31,419	GST	SELL	5.00	05/05/2026	0	92	92
BRL	80,000	USD	15,898	GST	SELL	5.03	06/02/2026	0	43	43
BRL	5,060,000	USD	1,005,524	GST	SELL	5.03	06/02/2026	0	2,740	2,740
BRL	1,505,000	USD	298,522	HUS	SELL	5.04	06/02/2026	0	1,367	1,367
BRL	600,000	USD	112,877	BOA	SELL	5.32	06/17/2026	0	6,263	6,263
BRL	30,000	USD	5,580	PAR	SELL	5.38	06/17/2026	0	377	377
BRL	10,000	USD	1,876	GST	SELL	5.33	06/17/2026	0	110	110
BRL	65,000	USD	12,415	UBS	SELL	5.24	06/17/2026	0	492	492
BRL	50,000	USD	9,909	JPM	SELL	5.05	06/17/2026	0	19	19
CAD	2,682,000	USD	1,928,943	BCY	SELL	1.39	05/07/2026	0	42,010	42,010
CAD	200,000	USD	143,774	PAR	SELL	1.39	05/07/2026	0	3,203	3,203
CAD	230,000	USD	165,615	GST	SELL	1.39	05/07/2026	0	3,408	3,408
CAD	310,000	USD	223,380	RBC	SELL	1.39	05/07/2026	0	4,433	4,433
CAD	260,000	USD	187,288	BCY	SELL	1.39	05/07/2026	0	3,781	3,781
CAD	260,000	USD	187,036	PAR	SELL	1.39	05/07/2026	0	4,034	4,034
CAD	325,000	USD	234,998	GST	SELL	1.38	05/07/2026	0	3,838	3,838
CAD	230,000	USD	166,114	GST	SELL	1.38	05/07/2026	0	2,908	2,908
CAD	460,000	USD	332,682	GST	SELL	1.38	05/07/2026	0	5,363	5,363
CAD	275,000	USD	198,957	BCY	SELL	1.38	05/07/2026	0	3,135	3,135
CAD	57,000	USD	41,482	BOA	SELL	1.37	05/07/2026	0	407	407
CAD	58,000	USD	42,211	RBC	SELL	1.37	05/07/2026	0	412	412
CAD	45,000	USD	32,840	UBS	SELL	1.37	05/07/2026	0	230	230
CAD	214,000	USD	156,454	HUS	SELL	1.37	05/07/2026	0	811	811
CAD	50,000	USD	36,590	BCY	SELL	1.37	05/29/2026	0	188	188
CAD	284,000	USD	207,788	JPM	SELL	1.37	05/29/2026	0	1,112	1,112
CAD	45,000	USD	32,935	HUS	SELL	1.37	06/02/2026	0	170	170
CHF	561,000	USD	703,937	JPM	SELL	1.25	05/07/2026	0	13,564	13,564
CHF	80,000	USD	100,389	UBS	SELL	1.25	05/07/2026	0	1,929	1,929
CHF	120,000	USD	151,759	GST	SELL	1.26	05/07/2026	0	1,718	1,718
CHF	150,000	USD	188,732	BCY	SELL	1.26	05/07/2026	0	3,113	3,113
CHF	24,000	USD	30,529	JPM	SELL	1.27	05/07/2026	0	166	166
CHF	5,000	USD	6,382	JPM	SELL	1.28	05/29/2026	0	28	28
CHF	105,900	USD	135,171	JPM	SELL	1.28	05/29/2026	0	594	594
CHF	45,800	USD	58,459	JPM	SELL	1.28	05/29/2026	0	257	257
CHF	20,000	USD	25,528	JPM	SELL	1.28	05/29/2026	0	112	112
CHF	55,200	USD	70,458	JPM	SELL	1.28	05/29/2026	0	309	309
CHF	10,800	USD	13,716	SCB	SELL	1.27	05/29/2026	0	130	130
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
CHF	95,200	USD	120,938	UBS	SELL	1.27	05/29/2026	$0	$1,109	$1,109
CLP	166,400,000	USD	178,829	UBS	SELL	930.50	05/07/2026	0	5,442	5,442
CLP	2,000,000	USD	2,149	UBS	SELL	930.50	05/07/2026	0	65	65
CLP	24,800,000	USD	26,652	UBS	SELL	930.50	05/07/2026	0	811	811
CLP	152,500,000	USD	168,137	UBS	SELL	907.00	05/07/2026	0	741	741
CLP	15,300,000	USD	16,869	UBS	SELL	907.00	05/07/2026	0	74	74
CLP	2,000,000	USD	2,205	UBS	SELL	906.96	06/02/2026	0	10	10
CNH	10,531,000	USD	1,534,807	JPM	SELL	6.86	05/07/2026	0	6,537	6,537
CNH	1,085,000	USD	158,117	HUS	SELL	6.86	05/07/2026	0	686	686
CNH	1,242,000	USD	181,311	MSI	SELL	6.85	05/07/2026	0	471	471
CNH	489,000	USD	71,494	JPM	SELL	6.84	05/07/2026	0	77	77
CNH	489,000	USD	71,550	JPM	SELL	6.83	05/07/2026	0	21	21
CNH	983,000	USD	143,830	BCY	SELL	6.83	05/07/2026	0	44	44
CNH	8,244,000	USD	1,201,837	GST	SELL	6.86	06/11/2026	0	7,750	7,750
CNH	2,242,000	USD	327,792	DBF	SELL	6.84	06/15/2026	0	1,255	1,255
CNH	8,244,000	USD	1,218,211	SCB	SELL	6.77	03/11/2027	0	13,597	13,597
CNH	2,242,000	USD	333,437	SCB	SELL	6.72	03/15/2027	0	1,651	1,651
CNH	5,538,000	USD	829,064	BCY	SELL	6.68	04/12/2027	0	225	225
CNH	2,769,000	USD	414,564	BCY	SELL	6.68	04/12/2027	0	80	80
COP	1,591,700,000	USD	430,032	CBK	SELL	3,701.37	05/07/2026	0	8,249	8,249
COP	357,700,000	USD	96,807	CBK	SELL	3,694.95	05/07/2026	0	1,688	1,688
COP	136,442,000	USD	36,991	CBK	SELL	3,688.54	05/07/2026	0	579	579
COP	136,442,000	USD	36,961	BOA	SELL	3,691.54	05/07/2026	0	609	609
COP	128,416,000	USD	34,829	PAR	SELL	3,687.04	05/07/2026	0	530	530
COP	720,600,000	USD	197,371	BOA	SELL	3,650.97	05/07/2026	0	1,050	1,050
COP	388,000,000	USD	105,794	BOA	SELL	3,667.44	05/07/2026	0	1,043	1,043
COP	64,800,000	USD	17,706	PAR	SELL	3,659.79	05/07/2026	0	137	137
CZK	2,400,000	USD	111,982	BCY	SELL	21.43	05/07/2026	0	3,548	3,548
CZK	1,150,000	USD	54,091	BCY	SELL	21.26	05/07/2026	0	1,267	1,267
CZK	4,790,000	USD	225,287	BCY	SELL	21.26	05/07/2026	0	5,293	5,293
CZK	2,370,000	USD	111,354	GST	SELL	21.28	05/07/2026	0	2,732	2,732
CZK	3,120,000	USD	149,699	BCY	SELL	20.84	05/07/2026	0	491	491
CZK	460,000	USD	22,105	PAR	SELL	20.81	05/07/2026	0	38	38
CZK	100,000	USD	4,797	JPM	SELL	20.85	05/29/2026	0	18	18
DKK	449,000	USD	70,344	PAR	SELL	6.38	05/29/2026	0	243	243
DKK	183,000	USD	28,670	PAR	SELL	6.38	05/29/2026	0	99	99
DKK	378,000	USD	59,221	PAR	SELL	6.38	05/29/2026	0	205	205
DKK	117,500	USD	18,409	PAR	SELL	6.38	05/29/2026	0	64	64
DKK	114,000	USD	17,890	HUS	SELL	6.37	05/29/2026	0	32	32
EUR	67,000	USD	76,964	PAR	SELL	0.87	05/07/2026	0	1,638	1,638
EUR	29,000	USD	33,298	UBS	SELL	0.87	05/07/2026	0	723	723
EUR	163,000	USD	187,354	DBF	SELL	0.87	05/07/2026	0	3,871	3,871
EUR	11,000	USD	12,644	DBF	SELL	0.87	05/07/2026	0	261	261
EUR	397,000	USD	456,317	DBF	SELL	0.87	05/07/2026	0	9,428	9,428
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
EUR	99,900	USD	114,826	DBF	SELL	0.87	05/07/2026	$0	$2,372	$2,372
EUR	98,000	USD	112,544	TDS	SELL	0.87	05/07/2026	0	2,426	2,426
EUR	44,000	USD	50,826	CBK	SELL	0.87	05/07/2026	0	793	793
EUR	195,000	USD	225,042	JPM	SELL	0.87	05/07/2026	0	3,724	3,724
EUR	326,000	USD	377,113	JPM	SELL	0.86	05/07/2026	0	5,337	5,337
EUR	163,000	USD	189,107	GST	SELL	0.86	05/07/2026	0	2,118	2,118
EUR	85,000	USD	98,665	UBS	SELL	0.86	05/07/2026	0	1,054	1,054
EUR	260,000	USD	302,032	GST	SELL	0.86	05/07/2026	0	2,989	2,989
EUR	49,000	USD	56,919	JPM	SELL	0.86	05/07/2026	0	566	566
EUR	161,000	USD	185,931	JPM	SELL	0.87	05/07/2026	0	2,948	2,948
EUR	106,000	USD	122,288	BCY	SELL	0.87	05/07/2026	0	2,067	2,067
EUR	322,000	USD	371,788	GST	SELL	0.87	05/07/2026	0	5,969	5,969
EUR	161,000	USD	186,164	BCY	SELL	0.86	05/07/2026	0	2,715	2,715
EUR	18,000	USD	20,795	HUS	SELL	0.87	05/07/2026	0	322	322
EUR	98,000	USD	113,578	UBS	SELL	0.86	05/07/2026	0	1,392	1,392
EUR	143,000	USD	165,465	BCY	SELL	0.86	05/07/2026	0	2,297	2,297
EUR	62,000	USD	71,841	JPM	SELL	0.86	05/07/2026	0	895	895
EUR	136,000	USD	157,735	JPM	SELL	0.86	05/07/2026	0	1,815	1,815
EUR	31,000	USD	36,015	UBS	SELL	0.86	05/07/2026	0	353	353
EUR	163,000	USD	190,815	UBS	SELL	0.85	05/07/2026	0	411	411
EUR	72,000	USD	84,286	BCY	SELL	0.85	05/07/2026	0	181	181
EUR	130,000	USD	152,069	BCY	SELL	0.85	05/07/2026	0	442	442
EUR	228,000	USD	267,115	JPM	SELL	0.85	05/07/2026	0	366	366
EUR	2,900	USD	3,396	PAR	SELL	0.85	05/07/2026	0	6	6
EUR	16,000	USD	18,736	PAR	SELL	0.85	05/07/2026	0	34	34
EUR	77,000	USD	90,168	PAR	SELL	0.85	05/07/2026	0	165	165
EUR	5,000	USD	5,855	PAR	SELL	0.85	05/07/2026	0	11	11
EUR	4,500	USD	5,270	PAR	SELL	0.85	05/07/2026	0	10	10
EUR	10,000	USD	11,710	PAR	SELL	0.85	05/07/2026	0	21	21
EUR	98,000	USD	114,764	JPM	SELL	0.85	05/07/2026	0	206	206
EUR	47,000	USD	54,935	UBS	SELL	0.86	05/07/2026	0	204	204
EUR	231,000	USD	270,194	BCY	SELL	0.85	05/07/2026	0	806	806
EUR	77,000	USD	90,077	UBS	SELL	0.85	05/07/2026	0	256	256
EUR	27,000	USD	31,636	UBS	SELL	0.85	05/07/2026	0	40	40
EUR	97,000	USD	113,411	UBS	SELL	0.86	05/07/2026	0	386	386
EUR	13,000	USD	15,245	SCB	SELL	0.85	05/07/2026	0	6	6
EUR	209,800	USD	245,717	DBF	SELL	0.85	05/07/2026	0	412	412
EUR	129,000	USD	151,084	DBF	SELL	0.85	05/07/2026	0	253	253
EUR	210,000	USD	245,951	DBF	SELL	0.85	05/07/2026	0	412	412
EUR	19,000	USD	22,240	PAR	SELL	0.85	05/29/2026	0	73	73
EUR	199,900	USD	233,985	PAR	SELL	0.85	05/29/2026	0	772	772
EUR	4,000	USD	4,682	PAR	SELL	0.85	05/29/2026	0	15	15
EUR	70,000	USD	81,936	PAR	SELL	0.85	05/29/2026	0	270	270
EUR	2,816,500	USD	3,296,744	PAR	SELL	0.85	05/29/2026	0	10,878	10,878
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
EUR	113,000	USD	132,601	CBK	SELL	0.85	05/29/2026	$0	$104	$104
EUR	48,000	USD	56,364	SCB	SELL	0.85	05/29/2026	0	5	5
EUR	43,000	USD	50,470	BOA	SELL	0.85	05/29/2026	0	28	28
EUR	6,000	USD	7,042	BOA	SELL	0.85	05/29/2026	0	4	4
EUR	88,000	USD	103,288	BOA	SELL	0.85	05/29/2026	0	57	57
EUR	16,000	USD	18,757	TDS	SELL	0.85	05/29/2026	0	33	33
EUR	11,000	USD	12,870	TDS	SELL	0.85	05/29/2026	0	48	48
EUR	111,200	USD	130,011	HUS	SELL	0.86	05/29/2026	0	579	579
EUR	23,000	USD	26,883	DBF	SELL	0.86	05/29/2026	0	128	128
EUR	37,000	USD	43,246	DBF	SELL	0.86	05/29/2026	0	206	206
EUR	27,000	USD	31,558	DBF	SELL	0.86	05/29/2026	0	150	150
EUR	7,000	USD	8,208	DBF	SELL	0.85	06/02/2026	0	14	14
EUR	166,000	USD	194,656	DBF	SELL	0.85	06/02/2026	0	327	327
EUR	1,600	USD	1,876	DBF	SELL	0.85	06/02/2026	0	3	3
EUR	124,000	USD	145,405	DBF	SELL	0.85	06/02/2026	0	244	244
EUR	7,000	USD	8,208	DBF	SELL	0.85	06/02/2026	0	14	14
EUR	41,000	USD	47,974	HUS	SELL	0.85	06/02/2026	0	184	184
EUR	185,000	USD	214,931	DBF	SELL	0.86	06/17/2026	0	2,514	2,514
EUR	3,000	USD	3,489	SSB	SELL	0.86	06/17/2026	0	37	37
EUR	7,000	USD	8,055	CBK	SELL	0.87	06/17/2026	0	173	173
EUR	2,000	USD	2,316	MSI	SELL	0.86	06/17/2026	0	35	35
EUR	231,000	USD	271,303	CBK	SELL	0.85	06/17/2026	0	209	209
GBP	19,000	USD	25,076	CBK	SELL	0.76	05/07/2026	0	742	742
GBP	68,000	USD	89,560	BCY	SELL	0.76	05/07/2026	0	2,842	2,842
GBP	42,000	USD	55,468	GST	SELL	0.76	05/07/2026	0	1,604	1,604
GBP	266,000	USD	351,295	GST	SELL	0.76	05/07/2026	0	10,159	10,159
GBP	95,000	USD	125,462	GST	SELL	0.76	05/07/2026	0	3,628	3,628
GBP	36,000	USD	47,530	PAR	SELL	0.76	05/07/2026	0	1,388	1,388
GBP	73,000	USD	96,721	UBS	SELL	0.75	05/07/2026	0	2,475	2,475
GBP	108,000	USD	142,968	UBS	SELL	0.76	05/07/2026	0	3,788	3,788
GBP	141,000	USD	185,874	PAR	SELL	0.76	05/07/2026	0	5,724	5,724
GBP	107,000	USD	141,417	UBS	SELL	0.76	05/07/2026	0	3,980	3,980
GBP	188,000	USD	249,318	GST	SELL	0.75	05/07/2026	0	6,145	6,145
GBP	142,000	USD	188,614	BCY	SELL	0.75	05/07/2026	0	4,342	4,342
GBP	171,000	USD	227,250	BCY	SELL	0.75	05/07/2026	0	5,113	5,113
GBP	125,000	USD	166,355	BCY	SELL	0.75	05/07/2026	0	3,501	3,501
GBP	27,000	USD	35,850	BCY	SELL	0.75	05/07/2026	0	839	839
GBP	64,000	USD	84,749	BCY	SELL	0.76	05/07/2026	0	2,217	2,217
GBP	112,000	USD	148,026	BCY	SELL	0.76	05/07/2026	0	4,165	4,165
GBP	84,000	USD	111,028	UBS	SELL	0.76	05/07/2026	0	3,115	3,115
GBP	84,000	USD	110,984	BCY	SELL	0.76	05/07/2026	0	3,159	3,159
GBP	140,000	USD	185,299	UBS	SELL	0.76	05/07/2026	0	4,939	4,939
GBP	612,000	USD	815,179	UBS	SELL	0.75	05/07/2026	0	16,436	16,436
GBP	1,225,000	USD	1,640,206	MSI	SELL	0.75	05/07/2026	0	24,381	24,381
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
GBP	613,000	USD	822,203	UBS	SELL	0.75	05/07/2026	$0	$10,771	$10,771
GBP	46,000	USD	61,744	UBS	SELL	0.75	05/07/2026	0	763	763
GBP	140,000	USD	187,761	BCY	SELL	0.75	05/07/2026	0	2,478	2,478
GBP	523,000	USD	706,694	MSI	SELL	0.74	05/07/2026	0	3,983	3,983
GBP	7,000	USD	9,465	MSI	SELL	0.74	05/07/2026	0	47	47
GBP	115,000	USD	155,961	CBK	SELL	0.74	05/07/2026	0	307	307
GBP	138,000	USD	186,917	PAR	SELL	0.74	05/07/2026	0	604	604
GBP	22,000	USD	29,774	CBK	SELL	0.74	05/07/2026	0	121	121
GBP	138,000	USD	186,670	GST	SELL	0.74	05/07/2026	0	851	851
GBP	36,000	USD	48,691	DBF	SELL	0.74	05/07/2026	0	228	228
GBP	10,000	USD	13,501	JPM	SELL	0.74	05/07/2026	0	87	87
GBP	106,300	USD	143,516	JPM	SELL	0.74	05/07/2026	0	929	929
GBP	19,000	USD	25,652	JPM	SELL	0.74	05/07/2026	0	166	166
GBP	20,000	USD	27,002	JPM	SELL	0.74	05/07/2026	0	175	175
GBP	9,000	USD	12,151	JPM	SELL	0.74	05/07/2026	0	79	79
GBP	285,000	USD	384,780	JPM	SELL	0.74	05/07/2026	0	2,492	2,492
GBP	6,000	USD	8,101	JPM	SELL	0.74	05/07/2026	0	52	52
GBP	36,400	USD	49,076	GST	SELL	0.74	05/29/2026	0	385	385
GBP	57,000	USD	76,850	GST	SELL	0.74	05/29/2026	0	603	603
GBP	205,000	USD	276,390	GST	SELL	0.74	05/29/2026	0	2,168	2,168
GBP	6,000	USD	8,089	GST	SELL	0.74	05/29/2026	0	63	63
GBP	1,039,800	USD	1,401,902	GST	SELL	0.74	05/29/2026	0	10,998	10,998
GBP	101,900	USD	137,718	BCY	SELL	0.74	05/29/2026	0	746	746
GBP	186,700	USD	252,325	BCY	SELL	0.74	05/29/2026	0	1,366	1,366
GBP	39,500	USD	53,341	UBS	SELL	0.74	05/29/2026	0	333	333
GBP	35,000	USD	47,252	JPM	SELL	0.74	06/02/2026	0	306	306
GBP	48,000	USD	64,803	JPM	SELL	0.74	06/02/2026	0	420	420
GBP	142,000	USD	191,530	GST	SELL	0.74	06/02/2026	0	1,421	1,421
GBP	4,000	USD	5,392	JPM	SELL	0.74	06/02/2026	0	43	43
GBP	12,000	USD	16,177	JPM	SELL	0.74	06/02/2026	0	129	129
GBP	102,000	USD	136,588	JPM	SELL	0.75	06/17/2026	0	2,005	2,005
GBP	219,000	USD	293,086	SSB	SELL	0.75	06/17/2026	0	4,481	4,481
GBP	227,000	USD	305,555	CBK	SELL	0.74	06/17/2026	0	2,882	2,882
GBP	13,000	USD	17,579	SSB	SELL	0.74	06/17/2026	0	85	85
GBP	10,000	USD	13,555	SSB	SELL	0.74	06/17/2026	0	33	33
HUF	135,400,000	USD	398,187	DBF	SELL	340.04	05/07/2026	0	37,453	37,453
HUF	63,400,000	USD	189,007	GST	SELL	335.44	05/07/2026	0	14,978	14,978
HUF	62,900,000	USD	190,364	GST	SELL	330.42	05/07/2026	0	12,012	12,012
HUF	60,300,000	USD	182,859	GST	SELL	329.76	05/07/2026	0	11,153	11,153
HUF	29,700,000	USD	91,560	BCY	SELL	324.38	05/07/2026	0	3,998	3,998
HUF	37,400,000	USD	116,644	UBS	SELL	320.63	05/07/2026	0	3,688	3,688
HUF	47,100,000	USD	146,024	GST	SELL	322.55	05/07/2026	0	5,517	5,517
HUF	6,831,000	USD	20,998	UBS	SELL	325.31	05/07/2026	0	980	980
HUF	22,869,000	USD	71,136	UBS	SELL	321.48	05/07/2026	0	2,444	2,444
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
HUF	13,404,000	USD	41,768	MSI	SELL	320.91	05/07/2026	$0	$1,358	$1,358
HUF	8,700,000	USD	27,777	PAR	SELL	313.20	05/07/2026	0	214	214
IDR	5,499,000,000	USD	317,037	CBK	SELL	17,346.05	05/07/2026	0	463	463
ILS	755,000	USD	238,336	GST	SELL	3.17	05/07/2026	0	17,408	17,408
ILS	305,000	USD	96,259	SCB	SELL	3.17	05/07/2026	0	7,055	7,055
ILS	415,000	USD	131,364	GST	SELL	3.16	05/07/2026	0	9,210	9,210
ILS	590,000	USD	188,600	GST	SELL	3.13	05/07/2026	0	11,253	11,253
ILS	215,000	USD	70,048	BCY	SELL	3.07	05/07/2026	0	2,779	2,779
ILS	25,000	USD	8,196	GST	SELL	3.05	05/07/2026	0	272	272
ILS	545,000	USD	184,221	GST	SELL	2.96	05/07/2026	0	388	388
ILS	100,000	USD	33,318	CBK	SELL	3.00	05/29/2026	0	557	557
JPY	26,400,000	USD	166,040	BCY	SELL	159.00	05/07/2026	0	2,429	2,429
JPY	129,917,000	USD	817,699	CBK	SELL	158.88	05/07/2026	0	11,356	11,356
JPY	2,800,000	USD	17,623	CBK	SELL	158.88	05/07/2026	0	245	245
JPY	11,600,000	USD	73,327	BOA	SELL	158.20	05/07/2026	0	697	697
JPY	900,000	USD	5,650	UBS	SELL	159.29	05/07/2026	0	93	93
JPY	17,900,000	USD	113,353	MSI	SELL	157.91	05/07/2026	0	875	875
JPY	19,200,000	USD	120,866	MSI	SELL	158.85	05/07/2026	0	1,657	1,657
JPY	10,300,000	USD	64,887	BOA	SELL	158.74	05/07/2026	0	842	842
JPY	14,500,000	USD	91,164	JPM	SELL	159.05	05/07/2026	0	1,366	1,366
JPY	1,000,000	USD	6,302	SCB	SELL	158.68	05/07/2026	0	80	80
JPY	17,700,000	USD	111,336	UBS	SELL	158.98	05/07/2026	0	1,615	1,615
JPY	7,700,000	USD	48,430	GST	SELL	158.99	05/07/2026	0	707	707
JPY	17,800,000	USD	111,533	PAR	SELL	159.59	05/07/2026	0	2,056	2,056
JPY	3,600,000	USD	22,554	UBS	SELL	159.62	05/07/2026	0	419	419
JPY	29,890,000	USD	187,399	PAR	SELL	159.50	05/07/2026	0	3,342	3,342
JPY	78,000,000	USD	490,624	PAR	SELL	158.98	05/29/2026	0	8,052	8,052
JPY	1,500,000	USD	9,435	PAR	SELL	158.98	05/29/2026	0	155	155
JPY	19,200,000	USD	120,769	PAR	SELL	158.98	05/29/2026	0	1,982	1,982
JPY	5,080,000	USD	31,953	PAR	SELL	158.98	05/29/2026	0	524	524
JPY	11,300,000	USD	71,073	SSB	SELL	158.99	05/29/2026	0	1,171	1,171
JPY	2,300,000	USD	14,466	SSB	SELL	158.99	05/29/2026	0	238	238
JPY	1,500,000	USD	9,434	SSB	SELL	158.99	05/29/2026	0	155	155
JPY	6,120,000	USD	38,443	GST	SELL	159.20	05/29/2026	0	684	684
JPY	3,700,000	USD	23,232	MSI	SELL	159.27	05/29/2026	0	424	424
JPY	1,700,000	USD	10,682	PAR	SELL	159.15	06/02/2026	0	190	190
JPY	9,517,000	USD	59,801	PAR	SELL	159.15	06/02/2026	0	1,065	1,065
JPY	2,000,000	USD	12,567	PAR	SELL	159.15	06/02/2026	0	224	224
JPY	10,100,000	USD	63,464	PAR	SELL	159.15	06/02/2026	0	1,130	1,130
JPY	2,300,000	USD	14,490	CBK	SELL	158.73	06/17/2026	0	238	238
KRW	2,040,000	USD	1,333	JPM	SELL	1,530.50	05/07/2026	0	43	43
KRW	335,170,000	USD	218,992	JPM	SELL	1,530.50	05/07/2026	0	7,120	7,120
KRW	107,290,000	USD	70,343	GST	SELL	1,525.25	05/07/2026	0	2,037	2,037
KRW	108,780,000	USD	72,261	CBK	SELL	1,505.37	05/07/2026	0	1,124	1,124
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
KRW	108,780,000	USD	72,313	GST	SELL	1,504.30	05/07/2026	$0	$1,073	$1,073
KRW	87,000,000	USD	58,708	RBC	SELL	1,481.90	05/29/2026	0	190	190
KRW	21,000,000	USD	14,170	PAR	SELL	1,481.99	05/29/2026	0	46	46
MXN	1,280,000	USD	70,653	HUS	SELL	18.12	05/07/2026	0	2,427	2,427
MXN	1,280,000	USD	70,906	DBF	SELL	18.05	05/07/2026	0	2,174	2,174
MXN	3,380,000	USD	187,398	PAR	SELL	18.04	05/07/2026	0	5,580	5,580
MXN	3,380,000	USD	187,540	PAR	SELL	18.02	05/07/2026	0	5,437	5,437
MXN	3,360,000	USD	187,808	JPM	SELL	17.89	05/07/2026	0	4,028	4,028
MXN	990,000	USD	55,346	DBF	SELL	17.89	05/07/2026	0	1,177	1,177
MXN	690,000	USD	38,304	SCB	SELL	18.01	06/17/2026	0	955	955
MXN	50,000	USD	2,789	JPM	SELL	17.92	06/17/2026	0	55	55
MXN	40,000	USD	2,228	SSB	SELL	17.95	06/17/2026	0	48	48
MXN	150,000	USD	8,379	MSI	SELL	17.90	06/17/2026	0	156	156
NOK	1,260,000	USD	128,558	UBS	SELL	9.80	05/07/2026	0	6,885	6,885
NOK	1,240,000	USD	126,383	UBS	SELL	9.81	05/07/2026	0	6,911	6,911
NOK	2,180,000	USD	223,652	BCY	SELL	9.75	05/07/2026	0	10,687	10,687
NOK	2,190,000	USD	225,281	BCY	SELL	9.72	05/07/2026	0	10,133	10,133
NOK	950,000	USD	97,983	GST	SELL	9.70	05/07/2026	0	4,137	4,137
NOK	1,290,000	USD	132,975	UBS	SELL	9.70	05/07/2026	0	5,694	5,694
NOK	1,380,000	USD	144,743	GST	SELL	9.53	05/07/2026	0	3,600	3,600
NOK	1,800,000	USD	188,715	BCY	SELL	9.54	05/07/2026	0	4,776	4,776
NOK	1,430,000	USD	150,551	GST	SELL	9.50	05/07/2026	0	3,167	3,167
NOK	1,580,000	USD	167,872	UBS	SELL	9.41	05/07/2026	0	1,970	1,970
NOK	1,510,000	USD	161,320	GST	SELL	9.36	05/07/2026	0	998	998
NOK	1,758,000	USD	188,850	GST	SELL	9.31	05/07/2026	0	127	127
NOK	10,000	USD	1,074	GST	SELL	9.31	05/07/2026	0	1	1
NOK	6,150,000	USD	660,651	GST	SELL	9.31	05/07/2026	0	443	443
NOK	200,000	USD	21,485	GST	SELL	9.31	05/07/2026	0	14	14
NOK	332,000	USD	35,522	GST	SELL	9.35	05/29/2026	0	159	159
NOK	24,000	USD	2,568	GST	SELL	9.35	05/29/2026	0	11	11
NOK	352,000	USD	37,661	GST	SELL	9.35	05/29/2026	0	168	168
NOK	310,000	USD	31,988	PAR	SELL	9.69	06/17/2026	0	1,320	1,320
NOK	260,000	USD	27,840	SSB	SELL	9.34	06/17/2026	0	96	96
NZD	80,000	USD	45,752	SCB	SELL	1.75	05/07/2026	0	1,353	1,353
NZD	330,000	USD	188,821	BCY	SELL	1.75	05/07/2026	0	5,487	5,487
NZD	22,000	USD	12,588	BCY	SELL	1.75	05/07/2026	0	366	366
NZD	250,000	USD	143,174	PAR	SELL	1.75	05/07/2026	0	4,029	4,029
NZD	56,975	USD	32,714	BCY	SELL	1.74	05/07/2026	0	834	834
NZD	58,025	USD	33,288	RBC	SELL	1.74	05/07/2026	0	877	877
NZD	250,000	USD	144,117	BCY	SELL	1.73	05/07/2026	0	3,085	3,085
NZD	435,000	USD	251,077	BCY	SELL	1.73	05/07/2026	0	5,055	5,055
NZD	220,000	USD	125,582	PAR	SELL	1.75	05/07/2026	0	3,956	3,956
NZD	285,000	USD	166,569	UBS	SELL	1.71	05/07/2026	0	1,242	1,242
NZD	100,000	USD	58,512	UBS	SELL	1.71	05/07/2026	0	369	369
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
NZD	213,000	USD	124,734	SCB	SELL	1.71	05/07/2026	$0	$682	$682
NZD	105,000	USD	61,790	UBS	SELL	1.70	06/02/2026	0	91	91
NZD	105,000	USD	61,775	PAR	SELL	1.70	06/02/2026	0	105	105
NZD	22,000	USD	12,895	SCB	SELL	1.71	06/02/2026	0	71	71
NZD	925,000	USD	542,168	SCB	SELL	1.71	06/02/2026	0	2,968	2,968
PEN	165,000	USD	46,795	CBK	SELL	3.53	05/07/2026	0	48	48
PHP	3,980,000	USD	64,516	CBK	SELL	61.69	05/07/2026	0	282	282
PLN	420,000	USD	112,025	BCY	SELL	3.75	05/07/2026	0	3,696	3,696
PLN	720,000	USD	192,553	BCY	SELL	3.74	05/07/2026	0	5,827	5,827
PLN	150,000	USD	40,301	PAR	SELL	3.72	05/07/2026	0	1,028	1,028
PLN	615,000	USD	166,858	GST	SELL	3.69	05/07/2026	0	2,591	2,591
PLN	90,000	USD	24,786	GST	SELL	3.63	05/29/2026	0	11	11
PLN	1,085,000	USD	298,459	GST	SELL	3.64	06/02/2026	0	474	474
SEK	430,000	USD	45,172	MSI	SELL	9.52	05/07/2026	0	1,310	1,310
SEK	120,000	USD	12,586	GST	SELL	9.53	05/07/2026	0	386	386
SEK	990,000	USD	103,778	UBS	SELL	9.54	05/07/2026	0	3,239	3,239
SEK	1,970,000	USD	206,194	BCY	SELL	9.55	05/07/2026	0	6,759	6,759
SEK	1,790,000	USD	188,589	JPM	SELL	9.49	05/07/2026	0	4,906	4,906
SEK	2,130,000	USD	224,467	UBS	SELL	9.49	05/07/2026	0	5,781	5,781
SEK	720,000	USD	75,841	GST	SELL	9.49	05/07/2026	0	1,990	1,990
SEK	411,000	USD	43,302	UBS	SELL	9.49	05/07/2026	0	1,127	1,127
SEK	1,790,000	USD	189,920	GST	SELL	9.43	05/07/2026	0	3,575	3,575
SEK	1,790,000	USD	190,813	GST	SELL	9.38	05/07/2026	0	2,682	2,682
SEK	2,490,000	USD	265,083	UBS	SELL	9.39	05/07/2026	0	4,080	4,080
SEK	1,790,000	USD	190,318	GST	SELL	9.41	05/07/2026	0	3,177	3,177
SEK	178,000	USD	18,740	UBS	SELL	9.50	05/07/2026	0	501	501
SEK	330,000	USD	35,038	BOA	SELL	9.42	05/07/2026	0	634	634
SEK	780,000	USD	81,936	BCY	SELL	9.52	05/07/2026	0	2,380	2,380
SEK	450,000	USD	47,244	DBF	SELL	9.52	05/07/2026	0	1,400	1,400
SEK	1,560,000	USD	163,451	BCY	SELL	9.54	05/07/2026	0	5,182	5,182
SEK	790,000	USD	85,336	SCB	SELL	9.26	05/07/2026	0	61	61
SEK	140,000	USD	15,085	GST	SELL	9.28	05/07/2026	0	49	49
SEK	1,710,000	USD	184,253	GST	SELL	9.28	05/07/2026	0	594	594
SEK	52,000	USD	5,603	GST	SELL	9.28	05/07/2026	0	18	18
SEK	4,121,000	USD	444,040	GST	SELL	9.28	05/07/2026	0	1,431	1,431
SEK	1,340,000	USD	144,709	BOA	SELL	9.26	05/07/2026	0	142	142
SEK	636,000	USD	68,795	GST	SELL	9.24	05/29/2026	0	36	36
SEK	105,000	USD	11,358	GST	SELL	9.24	05/29/2026	0	6	6
SEK	97,000	USD	10,492	GST	SELL	9.24	05/29/2026	0	6	6
SEK	120,000	USD	12,948	GST	SELL	9.27	06/02/2026	0	42	42
SEK	280,000	USD	30,327	SSB	SELL	9.23	06/17/2026	0	5	5
SGD	290,000	USD	224,993	JPM	SELL	1.29	05/07/2026	0	2,749	2,749
SGD	445,000	USD	346,336	BOA	SELL	1.28	05/07/2026	0	3,129	3,129
SGD	40,000	USD	31,139	UBS	SELL	1.28	05/07/2026	0	273	273
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
SGD	100,000	USD	78,137	SCB	SELL	1.28	05/07/2026	$0	$394	$394
SGD	480,000	USD	373,550	JPM	SELL	1.28	05/07/2026	0	3,401	3,401
THB	1,750,000	USD	53,451	BCY	SELL	32.74	05/07/2026	0	238	238
THB	6,180,000	USD	189,512	GST	SELL	32.61	05/07/2026	0	87	87
THB	3,170,000	USD	96,816	BCY	SELL	32.74	05/07/2026	0	438	438
THB	5,740,000	USD	175,000	BCY	SELL	32.80	05/07/2026	0	1,100	1,100
THB	1,250,000	USD	38,110	BCY	SELL	32.80	05/07/2026	0	240	240
TWD	1,920,000	USD	59,880	DBF	SELL	32.06	05/07/2026	0	741	741
TWD	140,000	USD	4,366	DBF	SELL	32.06	05/07/2026	0	54	54
TWD	1,090,000	USD	33,993	GST	SELL	32.07	05/07/2026	0	422	422
TWD	3,900,000	USD	121,571	BCY	SELL	32.08	05/07/2026	0	1,566	1,566
TWD	2,725,000	USD	85,651	GST	SELL	31.82	05/07/2026	0	387	387
TWD	3,545,000	USD	111,618	GST	SELL	31.76	05/07/2026	0	310	310
TWD	1,315,000	USD	41,424	BOA	SELL	31.75	05/07/2026	0	95	95
USD	162,765	BRL	810,000	PAR	BUY	4.98	05/05/2026	0	193	193
USD	103,674	BRL	515,000	PAR	BUY	4.97	05/05/2026	0	310	310
USD	18,467	CAD	25,000	HUS	BUY	1.35	06/17/2026	0	63	63
USD	64,033	CLP	57,105,000	CBK	BUY	891.80	05/07/2026	0	796	796
USD	71,998	CLP	64,395,000	CBK	BUY	894.40	05/07/2026	0	687	687
USD	114,092	CLP	101,200,000	BOA	BUY	887.00	05/07/2026	0	2,024	2,024
USD	130,995	CLP	115,800,000	BOA	BUY	884.00	05/07/2026	0	2,759	2,759
USD	71,623	CNH	488,000	CBK	BUY	6.81	05/07/2026	0	198	198
USD	266,212	CNH	1,812,000	JPM	BUY	6.81	05/07/2026	0	1,003	1,003
USD	189,473	CNH	1,291,000	JPM	BUY	6.81	05/07/2026	0	519	519
USD	71,581	CNH	488,000	CBK	BUY	6.82	05/07/2026	0	156	156
USD	71,581	CNH	488,000	CBK	BUY	6.82	05/07/2026	0	156	156
USD	293	CNH	2,000	HUS	BUY	6.82	05/07/2026	0	1	1
USD	225,634	CNH	1,537,000	PAR	BUY	6.81	05/07/2026	0	675	675
USD	815,059	CNH	5,538,000	SCB	BUY	6.79	07/10/2026	0	835	835
USD	814,236	CNH	5,538,000	BCY	BUY	6.80	07/10/2026	0	12	12
USD	407,116	CNH	2,769,000	BCY	BUY	6.80	07/10/2026	0	4	4
USD	830,086	CNH	5,538,000	HUS	BUY	6.67	04/12/2027	0	796	796
USD	415,149	CNH	2,769,000	GST	BUY	6.67	04/12/2027	0	504	504
USD	415,560	CNH	2,769,000	GST	BUY	6.66	04/12/2027	0	915	915
USD	415,653	CNH	2,769,000	PAR	BUY	6.66	04/12/2027	0	1,009	1,009
USD	71,264	CZK	1,470,000	PAR	BUY	20.63	05/07/2026	0	501	501
USD	18,817	EUR	16,000	UBS	BUY	0.85	05/07/2026	0	47	47
USD	82,619	EUR	70,000	JPM	BUY	0.85	05/07/2026	0	498	498
USD	16,526	EUR	14,000	BCY	BUY	0.85	05/07/2026	0	102	102
USD	46,063	EUR	39,000	BOA	BUY	0.85	05/07/2026	0	310	310
USD	95,414	EUR	81,000	PAR	BUY	0.85	05/07/2026	0	389	389
USD	16,513	EUR	14,000	SSB	BUY	0.85	05/07/2026	0	89	89
USD	28,272	EUR	24,000	SSB	BUY	0.85	05/07/2026	0	116	116
USD	50,654	EUR	43,000	SSB	BUY	0.85	05/07/2026	0	208	208
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
USD	187,346	EUR	159,000	GST	BUY	0.85	05/07/2026	$0	$814	$814
USD	133,033	EUR	113,000	GST	BUY	0.85	05/07/2026	0	466	466
USD	77,538	EUR	66,000	GST	BUY	0.85	05/07/2026	0	110	110
USD	86,880	EUR	74,000	DBF	BUY	0.85	05/07/2026	0	67	67
USD	55,149	EUR	47,000	BOA	BUY	0.85	05/07/2026	0	10	10
USD	37,139	EUR	31,600	SSB	BUY	0.85	05/29/2026	0	29	29
USD	33,133	EUR	28,000	BCY	BUY	0.85	06/17/2026	0	222	222
USD	34,103	EUR	29,000	SCB	BUY	0.85	06/17/2026	0	18	18
USD	94,782	HUF	29,400,000	CBK	BUY	310.19	05/07/2026	0	190	190
USD	16,480	HUF	5,100,000	BCY	BUY	309.47	05/07/2026	0	71	71
USD	28,691	HUF	8,901,000	PAR	BUY	310.24	05/07/2026	0	53	53
USD	50,341	HUF	15,500,000	CBK	BUY	307.90	05/07/2026	0	470	470
USD	137,833	HUF	42,500,000	GST	BUY	308.35	05/07/2026	0	1,092	1,092
USD	16,454	HUF	5,100,000	PAR	BUY	309.96	05/07/2026	0	45	45
USD	27,992	HUF	8,700,000	GST	BUY	310.80	05/07/2026	0	1	1
USD	53,554	INR	5,075,000	GST	BUY	94.76	05/07/2026	0	107	107
USD	37,113	INR	3,517,000	GST	BUY	94.76	05/07/2026	0	74	74
USD	112,638	INR	10,490,000	BCY	BUY	93.13	05/07/2026	0	2,164	2,164
USD	116,951	INR	10,870,000	BCY	BUY	92.95	05/07/2026	0	2,475	2,475
USD	90,967	INR	8,580,000	GST	BUY	94.32	05/07/2026	0	608	608
USD	232,936	INR	22,080,000	CBK	BUY	94.79	05/07/2026	0	404	404
USD	266,098	INR	25,290,000	GST	BUY	95.04	06/02/2026	0	580	580
USD	16,087	INR	1,530,000	CBK	BUY	95.11	06/02/2026	0	24	24
USD	789,198	INR	75,108,000	SCB	BUY	95.17	10/21/2026	0	14,425	14,425
USD	395,513	INR	37,554,000	SCB	BUY	94.95	10/22/2026	0	8,170	8,170
USD	77,765	KRW	114,800,000	GST	BUY	1,476.25	05/07/2026	0	318	318
USD	72,348	KRW	106,930,000	GST	BUY	1,478.00	05/07/2026	0	211	211
USD	1,385	KRW	2,040,000	BOA	BUY	1,473.41	05/07/2026	0	8	8
USD	178,901	KRW	264,400,000	GST	BUY	1,477.91	05/07/2026	0	532	532
USD	330,534	KRW	488,500,000	GST	BUY	1,477.91	05/07/2026	0	982	982
USD	50,920	MXN	890,000	DBF	BUY	17.48	05/07/2026	0	106	106
USD	143,630	MXN	2,490,000	BCY	BUY	17.34	05/07/2026	0	1,466	1,466
USD	54,800	MXN	950,000	SCB	BUY	17.34	05/07/2026	0	561	561
USD	199,793	MXN	3,460,000	BCY	BUY	17.32	05/07/2026	0	2,248	2,248
USD	51,519	MXN	890,000	PAR	BUY	17.28	05/07/2026	0	705	705
USD	54,695	MXN	945,000	PAR	BUY	17.28	05/07/2026	0	741	741
USD	54,692	MXN	945,000	SSB	BUY	17.28	05/07/2026	0	739	739
USD	60,621	MXN	1,050,000	SSB	BUY	17.32	05/07/2026	0	672	672
USD	2,023	MXN	35,000	PAR	BUY	17.30	05/07/2026	0	24	24
USD	105,865	MXN	1,850,000	RBC	BUY	17.48	05/07/2026	0	241	241
USD	35,557	MXN	620,000	BOA	BUY	17.44	05/07/2026	0	159	159
USD	67,020	MXN	1,170,000	HUS	BUY	17.46	05/29/2026	0	344	344
USD	32,263	MXN	565,000	SSB	BUY	17.51	06/02/2026	0	76	76
USD	32,235	MXN	565,000	GST	BUY	17.53	06/02/2026	0	48	48
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
USD	70,667	MXN	1,240,000	UBS	BUY	17.55	06/02/2026	$0	$25	$25
USD	16,045	MXN	280,000	CBK	BUY	17.45	06/17/2026	0	114	114
USD	5,163	MXN	90,000	SSB	BUY	17.43	06/17/2026	0	42	42
USD	165,575	NOK	1,540,000	UBS	BUY	9.30	05/07/2026	0	33	33
USD	198,345	NOK	1,840,000	GST	BUY	9.28	05/07/2026	0	555	555
USD	166,749	NOK	1,550,000	GST	BUY	9.30	05/07/2026	0	132	132
USD	16,558	NOK	154,000	UBS	BUY	9.30	05/29/2026	0	7	7
USD	188,487	NZD	320,000	BCY	BUY	1.70	05/07/2026	0	67	67
USD	168,553	NZD	285,000	UBS	BUY	1.69	05/07/2026	0	742	742
USD	8,291	NZD	14,000	SCB	BUY	1.69	05/07/2026	0	48	48
USD	10,655	NZD	18,000	DBF	BUY	1.69	05/07/2026	0	57	57
USD	22,508	NZD	38,000	UBS	BUY	1.69	05/07/2026	0	133	133
USD	165,419	NZD	280,000	GST	BUY	1.69	05/07/2026	0	552	552
USD	79,914	NZD	135,000	MSI	BUY	1.69	05/07/2026	0	424	424
USD	65,693	PLN	238,000	GST	BUY	3.62	05/07/2026	0	118	118
USD	48,709	PLN	175,000	BCY	BUY	3.59	05/07/2026	0	491	491
USD	157,214	SEK	1,450,000	JPM	BUY	9.22	05/07/2026	0	473	473
USD	190,085	SEK	1,740,000	BCY	BUY	9.15	05/07/2026	0	1,995	1,995
USD	36,008	SEK	330,000	SCB	BUY	9.16	05/07/2026	0	336	336
USD	5,741	SEK	53,000	UBS	BUY	9.23	05/29/2026	0	5	5
USD	6,946	SEK	64,000	MSI	BUY	9.21	05/29/2026	0	20	20
USD	24,735	SEK	227,000	UBS	BUY	9.18	05/29/2026	0	169	169
USD	11,111	SEK	102,000	UBS	BUY	9.18	05/29/2026	0	72	72
USD	25,199	SEK	232,000	UBS	BUY	9.21	05/29/2026	0	91	91
USD	85,743	ZAR	1,410,000	BCY	BUY	16.44	05/07/2026	0	1,325	1,325
USD	116,895	ZAR	1,920,000	JPM	BUY	16.43	05/07/2026	0	1,943	1,943
USD	80,114	ZAR	1,320,000	CBK	BUY	16.48	05/07/2026	0	1,084	1,084
USD	113,080	ZAR	1,850,000	BCY	BUY	16.36	05/07/2026	0	2,318	2,318
USD	21,256	ZAR	350,000	HUS	BUY	16.47	05/07/2026	0	301	301
USD	40,836	ZAR	670,000	JPM	BUY	16.41	05/07/2026	0	722	722
USD	16,474	ZAR	270,000	BCY	BUY	16.39	05/07/2026	0	309	309
USD	129,371	ZAR	2,120,000	GST	BUY	16.39	05/07/2026	0	2,445	2,445
USD	120,098	ZAR	1,970,000	BCY	BUY	16.40	05/07/2026	0	2,153	2,153
USD	376,862	ZAR	6,250,000	MSI	BUY	16.58	05/07/2026	0	2,669	2,669
USD	18,576	ZAR	310,000	MSI	BUY	16.69	05/29/2026	0	47	47
USD	1,498	ZAR	25,000	MSI	BUY	16.69	05/29/2026	0	4	4
USD	1,565	ZAR	26,000	MSI	BUY	16.62	06/02/2026	0	11	11
USD	21,062	ZAR	350,000	MSI	BUY	16.62	06/02/2026	0	148	148
USD	4,254	ZAR	70,000	SSB	BUY	16.46	06/17/2026	0	76	76
USD	144,348	COP	517,200,000	BOA	BUY	3,582.95	05/07/2026	0	1,935	1,935
USD	37,813	COP	135,540,000	BOA	BUY	3,584.49	05/07/2026	0	491	491
USD	37,829	COP	135,540,000	CBK	BUY	3,582.95	05/07/2026	0	507	507
USD	37,797	COP	135,540,000	DBF	BUY	3,586.03	05/07/2026	0	475	475
USD	12,595	COP	45,180,000	BCY	BUY	3,587.06	05/07/2026	0	155	155
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
USD	36,635	COP	130,860,000	CBK	BUY	3,571.94	05/07/2026	$0	$602	$602
USD	24,415	COP	87,240,000	DBF	BUY	3,573.22	05/07/2026	0	393	393
USD	43,257	COP	153,800,000	UBS	BUY	3,555.56	05/07/2026	0	907	907
USD	369,456	COP	1,337,800,000	CBK	BUY	3,620.96	05/07/2026	0	1,087	1,087
USD	1,594	COP	5,800,000	CBK	BUY	3,639.54	06/02/2026	0	6	6
USD	2,556	HKD	20,000	DBF	BUY	7.82	05/29/2026	0	1	1
USD	124,994	HKD	978,000	DBF	BUY	7.82	05/29/2026	0	30	30
USD	7,988	HKD	62,500	DBF	BUY	7.82	05/29/2026	0	2	2
USD	136,113	HKD	1,065,000	DBF	BUY	7.82	05/29/2026	0	33	33
USD	844,352	HKD	6,590,000	SCB	BUY	7.80	06/12/2026	0	1,895	1,895
USD	21,172	HKD	165,000	CBK	BUY	7.79	06/17/2026	0	75	75
USD	19,846	HKD	155,000	SSB	BUY	7.81	06/17/2026	0	28	28
USD	422,246	HKD	3,295,000	SCB	BUY	7.80	06/18/2026	0	937	937
USD	421,900	HKD	3,295,000	GST	BUY	7.81	06/18/2026	0	591	591
USD	422,604	HKD	3,295,000	DBF	BUY	7.80	06/23/2026	0	1,227	1,227
USD	421,841	HKD	3,295,000	SCB	BUY	7.81	06/26/2026	0	424	424
USD	241,554	IDR	4,111,000,000	CBK	BUY	17,018.38	05/07/2026	0	4,194	4,194
USD	46,225	IDR	791,000,000	DBF	BUY	17,111.57	05/07/2026	0	554	554
USD	104,601	IDR	1,796,000,000	GST	BUY	17,170.33	05/07/2026	0	904	904
USD	84,518	PEN	295,000	CBK	BUY	3.49	05/07/2026	0	767	767
USD	67,704	PEN	235,000	GST	BUY	3.47	05/07/2026	0	987	987
USD	76,954	PEN	270,000	CBK	BUY	3.51	05/07/2026	0	301	301
USD	174,256	PHP	10,610,000	GST	BUY	60.89	05/07/2026	0	1,515	1,515
USD	32,965	PHP	1,970,000	BOA	BUY	59.76	05/07/2026	0	891	891
USD	71,049	PHP	4,280,000	GST	BUY	60.24	05/07/2026	0	1,367	1,367
USD	135,537	PHP	8,200,000	GST	BUY	60.50	05/07/2026	0	2,033	2,033
USD	188,794	SGD	240,000	UBS	BUY	1.27	05/07/2026	0	318	318
USD	188,697	SGD	240,000	BCY	BUY	1.27	05/07/2026	0	221	221
USD	31,488	SGD	40,000	BOA	BUY	1.27	05/07/2026	0	75	75
USD	63,007	SGD	80,000	SCB	BUY	1.27	05/07/2026	0	181	181
USD	43,218	SGD	55,000	MSI	BUY	1.27	05/07/2026	0	26	26
USD	30,635	SGD	39,000	DBF	BUY	1.27	05/07/2026	0	7	7
USD	67,551	SGD	86,000	SCB	BUY	1.27	05/07/2026	0	14	14
USD	72,368	THB	2,310,000	BCY	BUY	31.92	05/07/2026	0	1,499	1,499
USD	51,466	THB	1,650,000	PAR	BUY	32.06	05/07/2026	0	845	845
USD	10,927	THB	350,000	BCY	BUY	32.03	05/07/2026	0	189	189
USD	47,863	THB	1,540,000	BCY	BUY	32.18	05/07/2026	0	617	617
USD	71,841	THB	2,300,000	HUS	BUY	32.02	05/07/2026	0	1,278	1,278
USD	35,937	THB	1,150,000	HUS	BUY	32.00	05/07/2026	0	656	656
USD	71,084	THB	2,290,000	BCY	BUY	32.22	05/07/2026	0	828	828
USD	35,671	THB	1,150,000	UBS	BUY	32.24	05/07/2026	0	389	389
USD	36,614	THB	1,180,000	HUS	BUY	32.23	05/07/2026	0	412	412
USD	725,835	TWD	22,940,000	GST	BUY	31.61	05/07/2026	0	1,537	1,537
USD	4,430	TWD	140,000	GST	BUY	31.61	05/07/2026	0	9	9
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Forward Currency Contracts (continued)
Currency Purchased	Currency Bought Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Appreciation
USD	312,746	TWD	9,373,000	JPM	BUY	0.03	07/07/2026	$0	$17,161	$17,161
ZAR	4,030,000	USD	234,776	GST	SELL	17.17	05/07/2026	0	6,504	6,504
ZAR	1,520,000	USD	90,095	BCY	SELL	16.87	05/07/2026	0	909	909
ZAR	2,960,000	USD	175,582	BCY	SELL	16.86	05/07/2026	0	1,636	1,636
Total Unrealized Appreciation on Forward Currency Contracts								$0	$1,144,454	$1,144,454
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Futures Contracts
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Cost	Market Value	Unrealized Appreciation
10YR Euro-Bund Bonds	SELL	EUR	2	$294,107	06/2026	$0	$2,804	$2,804
10YR Japanese Government Bonds	SELL	JPY	1	824,862	06/2026	0	5,999	5,999
10YR U.S. Treasury Notes	SELL	USD	69	7,630,969	06/2026	0	7,256	7,256
3 Month EURIBOR	SELL	EUR	317	2,324	06/2026	0	5,169	5,169
3 Month EURIBOR	SELL	EUR	38	557	06/2026	0	3,065	3,065
3 Month EURIBOR	SELL	EUR	37	4,340	06/2026	0	697	697
3 Month EURIBOR	SELL	EUR	9	2,567,968	09/2026	0	2,603	2,603
3 Month SOFR	SELL	USD	13	3,131,213	09/2026	0	227	227
3YR Australia Treasury Bonds	SELL	AUD	2	148,639	06/2026	0	325	325
3YR Korea Treasury Bonds	SELL	KRW	2	139,604	06/2026	0	418	418
5YR U.S. Treasury Notes	SELL	USD	69	7,440,680	06/2026	0	34,647	34,647
Brent Crude Oil	BUY	USD	2	220,800	05/2026	0	33,860	33,860
Brent Crude Oil	BUY	USD	5	384,900	10/2027	0	14,660	14,660
Canola	BUY	CAD	11	123,456	07/2026	0	5,663	5,663
Coffee	SELL	USD	1	107,081	07/2026	0	935	935
Corn	BUY	USD	15	380,438	03/2027	0	3,165	3,165
Cotton	BUY	USD	3	125,535	03/2027	0	2,715	2,715
E-Mini Nasdaq 100 Index	BUY	USD	2	110,384	06/2026	0	8,176	8,176
E-Mini S&P 500 Index	BUY	USD	3	108,656	06/2026	0	6,396	6,396
Euro Stoxx 50 Index	SELL	EUR	12	822,073	06/2026	0	4,927	4,927
Euro-BTP Italian Government Bonds	BUY	EUR	4	548,800	06/2026	0	985	985
Euro-Schatz	SELL	EUR	69	8,559,453	06/2026	0	19,694	19,694
Gasoline RBOB	BUY	USD	1	151,830	05/2026	0	24,028	24,028
Lean Hogs	SELL	USD	12	490,920	06/2026	0	9,416	9,416
Live Cattle	BUY	USD	1	186,763	08/2026	0	100	100
Live Cattle	BUY	USD	3	291,210	02/2027	0	2,675	2,675
LME Aluminum	BUY	USD	4	353,422	05/2026	0	13,163	13,163
LME Aluminum	SELL	USD	4	353,422	05/2026	0	57	57
LME Copper	SELL	USD	1	324,155	06/2026	0	7,631	7,631
LME Lead	BUY	USD	6	292,833	05/2026	0	9,020	9,020
LME Nickel	BUY	USD	1	115,914	05/2026	0	10,505	10,505
LME Zinc	BUY	USD	5	420,885	05/2026	0	10,656	10,656
LME Zinc	BUY	USD	3	253,056	06/2026	0	1,165	1,165
Long Gilt	SELL	GBP	20	2,353,256	06/2026	0	3,580	3,580
Micro Copper	SELL	USD	8	119,610	06/2026	0	2,288	2,288
Micro Euro Stoxx 50 Index	BUY	EUR	12	82,207	06/2026	0	369	369
Micro Silver	SELL	USD	1	74,028	07/2026	0	6,567	6,567
Micro WTI Crude Oil	BUY	USD	5	52,535	05/2026	0	5,389	5,389
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Assets
Futures Contracts (continued)
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Cost	Market Value	Unrealized Appreciation
Mini Topix Index	BUY	JPY	3	$71,676	06/2026	$0	$1,091	$1,091
Natural Gas	SELL	USD	2	55,340	05/2026	0	880	880
Natural Gas	SELL	USD	12	365,280	06/2026	0	6,840	6,840
Natural Gas	SELL	USD	2	69,840	10/2026	0	5,083	5,083
Natural Gas	SELL	USD	3	98,100	02/2027	0	10,038	10,038
NY Harbor ULSD	BUY	USD	1	171,398	05/2026	0	8,396	8,396
Rapeseed	BUY	EUR	16	488,693	07/2026	0	22,624	22,624
SFE 90 Day Australian Bank Accepted Bills	SELL	AUD	3	2,131,673	09/2026	0	485	485
Soybean	BUY	USD	4	239,100	07/2026	0	2,963	2,963
Soybean Oil	BUY	USD	7	289,212	01/2027	0	22,106	22,106
Sugar	BUY	USD	8	175,560	07/2026	0	9,105	9,105
Sugar	BUY	USD	11	195,395	02/2027	0	11,102	11,102
Ultra 10YR U.S. Treasury Notes	SELL	USD	5	564,297	06/2026	0	2,781	2,781
Volatility Index	SELL	USD	2	44,450	09/2026	0	530	530
Wheat	BUY	USD	6	207,075	03/2027	0	3,825	3,825
WTI Crude Oil	BUY	USD	2	210,140	05/2026	0	24,300	24,300
WTI Crude Oil	BUY	USD	9	707,040	12/2026	0	29,252	29,252
Total Futures Contracts						$0	$432,396	$432,396
Total Derivative Assets						$637,580	$8,215,531	$7,577,951

1M	Monthly
1Y	Annually
3M	Quarterly
6M	Semi-Annually
AS	Danish Public Limited Liability Company
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Interest Rate
BCY	Barclays Bank PLC
BKBM	Bank Bill Benchmark Rate
BNM	Bank Negara Malaysia
BOA	Bank of America NA
BTP	Italian Government Bond
BUBOR	Budapest Interbank Offered Rate
CBK	Citibank NA
CBOE	Chicago Board Options Exchange
CDI	Overnight Brazilian Interbank Deposit Rate Annualized
CME	Chicago Mercantile Exchange
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DBF	Deutsche Bank AG
EM	Emerging Markets
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FRA	Forward Rate Agreement
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
GST	Goldman Sachs International
HUS	HSBC Bank USA NA
HY	High Yield
IBR	Banking Reference Indicator
ICE	Intercontinental Exchange
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank NA
KLIBOR	Kuala Lumpur Interbank Offered Rate
KSDA	Korea Securities Dealers Association
LCH	London Clearing House
LME	London Mercantile Exchange
MSI	Morgan Stanley & Co. International PLC
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
PAR	BNP Paribas
PCL	Public Company Limited
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
RBC	Royal Bank of Canada
RBOB	Reformulated Blendstock for Oxygenate Blending
SA	French Public Limited Company
SAFEX	South African Futures Exchange
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SOR	Swap Offer Rate
SpA	Italian Public Limited Company
SSB	State Street Capital Markets
STIBOR	Stockholm Interbank Offered Rate
TDS	Toronto Dominion Securities
TIIE	Interbank Equilibrium Interest Rate
TNA ABIF	Nominal Annual Rate of the Chilean Association of Banks and Financial Institutions
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
ULSD	Ultra-Low Sulfur Diesel
WIBOR	Warsaw Interbank Offered Rate
WMBA	Wholesale Markets Brokers' Association
WTI	West Texas Intermediate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore Renminbi
CNY	Chinese Yuan Onshore Renminbi
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026

	Face Amount				Proceeds	Fair Value
		Securities Sold Short (586.07%)
		Bank Loans * (1.18%)
		United States (1.18%)
		Basic Materials
USD	384,288	Herens US Holdco Corp. USD Term Loan B	7.59%	07/03/2028	$333,514	$354,986
		Financial
USD	274,307	Apex Group Treasury LLC 2025 USD Term Loan B	7.17%	02/27/2032	248,248	257,278
		Total United States			581,762	612,264
		Total Bank Loans			581,762	612,264
		Fixed Income (48.19%)
		Australia (0.58%)
		Foreign Government Obligations
AUD	450,000	Australia Government Bonds Series 154 REG S	2.75%	11/21/2029	303,026	303,026
		Belgium (0.80%)
		Consumer Non-cyclical
EUR	375,000	Anheuser-Busch InBev SA/NV REG S	3.95%	03/22/2044	412,204	414,638
		Chile (0.37%)
		Foreign Government Obligations
USD	200,000	Chile Government International Bonds	5.33%	01/05/2054	192,204	191,585
		Colombia (0.86%)
		Foreign Government Obligations
USD	200,000	Colombia Government International Bonds	8.38%	11/07/2054	192,588	219,600
USD	200,000	Colombia Government International Bonds	8.75%	11/14/2053	204,500	228,280
		Total Colombia			397,088	447,880
		France (1.20%)
		Financial
EUR	200,000	Banque Federative du Credit Mutuel SA REG S	4.38%	01/11/2034	213,206	237,196
EUR	300,000	Societe Generale SA REG S	5.63%	06/02/2033	342,062	383,092
		Total France			555,268	620,288
		Germany (2.05%)
		Consumer Cyclical
USD	255,000	IHO Verwaltungs GmbH 144A PIK	7.75%	11/15/2030	254,596	263,019
		Financial
EUR	280,000	Aroundtown Finance S.à r.l.~*	5.00%	04/16/2029	330,975	316,521
EUR	400,000	Deutsche Bank AG REG S *	4.50%	07/12/2035	439,699	481,700
		Total Germany			1,025,270	1,061,240
		Hungary (1.25%)
		Foreign Government Obligations
USD	400,000	Hungary Government International Bonds REG S	6.75%	09/25/2052	435,187	433,252
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income (continued)
		Hungary (continued)
		Foreign Government Obligations (continued)
USD	200,000	Hungary Government International Bonds REG S	6.75%	09/23/2055	$205,997	$215,126
		Total Hungary			641,184	648,378
		Ireland (0.44%)
		Consumer Non-cyclical
EUR	200,000	Fiserv Funding ULC	4.00%	06/15/2036	230,954	227,559
		Malaysia (0.40%)
		Energy
USD	200,000	Petronas Capital Ltd. REG S	5.85%	04/03/2055	209,208	206,577
		Netherlands (0.27%)
		Consumer Cyclical
EUR	125,000	Stellantis NV REG S	4.00%	03/19/2034	140,618	138,746
		Oman (0.42%)
		Foreign Government Obligations
USD	200,000	Oman Government International Bonds REG S	6.75%	01/17/2048	209,880	218,944
		Panama (1.34%)
		Foreign Government Obligations
USD	600,000	Panama Government International Bonds	4.50%	04/01/2056	393,193	471,900
USD	200,000	Panama Government International Bonds	6.88%	01/31/2036	212,547	221,500
		Total Panama			605,740	693,400
		Poland (0.53%)
		Foreign Government Obligations
EUR	60,000	Republic of Poland Government International Bonds Series 10YR REG S	3.63%	01/11/2034	63,682	70,987
EUR	175,000	Republic of Poland Government International Bonds Series 20YR REG S	4.13%	01/11/2044	201,781	201,062
		Total Poland			265,463	272,049
		Qatar (0.72%)
		Foreign Government Obligations
USD	200,000	Qatar Government International Bonds REG S	4.82%	03/14/2049	185,993	182,974
USD	200,000	Qatar Government International Bonds REG S	5.10%	04/23/2048	188,284	191,329
		Total Qatar			374,277	374,303
		Romania (1.01%)
		Foreign Government Obligations
USD	132,000	Romania Government International Bonds REG S	6.13%	01/22/2044	125,694	123,750
USD	372,000	Romania Government International Bonds REG S	7.63%	01/17/2053	402,815	398,226
		Total Romania			528,509	521,976
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income (continued)
		Saudi Arabia (2.19%)
		Foreign Government Obligations
USD	200,000	Saudi Government International Bonds REG S	5.00%	01/18/2053	$167,953	$173,118
USD	1,000,000	Saudi Government International Bonds REG S	5.75%	01/16/2054	941,051	963,750
		Total Saudi Arabia			1,109,004	1,136,868
		Spain (0.46%)
		Financial
EUR	200,000	Banco Santander SA REG S	4.13%	04/22/2034	219,524	240,563
		United Kingdom * (0.56%)
		Financial
EUR	250,000	Barclays PLC REG S	3.94%	01/31/2036	265,686	290,341
		United States (32.39%)
		Basic Materials
USD	100,000	Cleveland-Cliffs, Inc. 144A	7.00%	03/15/2032	95,947	100,188
USD	325,000	Cleveland-Cliffs, Inc. 144A	7.38%	05/01/2033	312,809	328,932
USD	100,000	Cleveland-Cliffs, Inc. 144A	7.63%	01/15/2034	103,092	101,162
USD	150,000	LYB International Finance III LLC	5.88%	01/15/2036	150,918	151,679
USD	200,000	Olympus Water U.S. Holding Corp. 144A	7.25%	06/15/2031	200,397	201,496
		Communications
EUR	275,000	Alphabet, Inc.	4.00%	05/06/2054	304,811	295,730
USD	100,000	APLD ComputeCo LLC 144A	9.25%	12/15/2030	97,121	107,593
USD	55,000	Block Communications, Inc. 144A	10.25%	03/01/2031	50,748	50,923
USD	505,000	Edged Compute LLC 144A	7.50%	04/30/2031	491,774	495,695
USD	330,000	Nexstar Media, Inc. 144A	7.25%	04/15/2034	329,183	332,583
USD	75,000	Paramount Global	4.95%	05/19/2050	47,344	47,103
USD	900,000	Paramount Global	6.88%	04/30/2036	844,132	838,260
		Consumer Cyclical
USD	150,000	Carnival Corp. 144A	6.13%	02/15/2033	148,725	153,007
USD	75,000	Discovery Global Holdings, Inc.	5.05%	03/15/2042	53,107	53,890
USD	575,000	Ford Motor Credit Co. LLC	5.87%	10/31/2035	560,923	560,957
USD	125,000	MGM Resorts International	6.50%	04/15/2032	123,624	126,717
USD	285,000	Michaels Cos, Inc. 144A	8.50%	03/15/2033	278,202	281,452
		Consumer Non-cyclical
USD	595,000	CVS Health Corp.	6.05%	06/01/2054	573,927	581,280
USD	320,000	DaVita, Inc. 144A	6.75%	07/15/2033	322,325	330,330
USD	325,000	Maple Parent Holdings Corp. 144A	6.63%	03/26/2056	329,515	329,562
		Energy
USD	306,000	EOG Resources, Inc.	5.65%	12/01/2054	298,284	297,654
USD	200,000	Hilcorp Energy I LP/Hilcorp Finance Co. 144A	7.25%	02/15/2035	198,766	204,216
USD	125,000	Occidental Petroleum Corp.	6.05%	10/01/2054	123,414	122,031
USD	100,000	Venture Global Plaquemines LNG LLC 144A	6.75%	01/15/2036	106,911	106,304
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income (continued)
		United States (continued)
		Financial
USD	150,000	Ally Financial, Inc.*	6.18%	07/26/2035	$154,903	$152,338
USD	350,000	Asurion LLC/Asurion Co-Issuer, Inc. 144A	8.00%	12/31/2032	364,412	365,606
USD	100,000	Athene Holding Ltd.*	6.88%	06/28/2055	97,130	97,081
USD	450,000	Bank of America Corp.*	4.33%	03/15/2050	373,250	367,501
USD	1,100,000	Citigroup, Inc.*	5.61%	03/04/2056	1,100,863	1,064,164
USD	625,000	Coinbase Global, Inc. 144A	3.63%	10/01/2031	541,378	548,729
USD	775,000	Goldman Sachs Group, Inc.	5.15%	05/22/2045	709,637	703,494
USD	475,000	Goldman Sachs Private Credit Corp. Series WI	5.88%	01/31/2031	467,148	467,148
USD	375,000	OneMain Finance Corp.	6.50%	03/15/2033	372,422	367,758
USD	325,000	Synchrony Financial	7.25%	02/02/2033	339,090	337,326
USD	440,000	UWM Holdings LLC 144A	6.25%	03/15/2031	402,144	408,651
		Industrial
USD	530,000	MIWD Holdco II LLC/MIWD Finance Corp. 144A	5.50%	02/01/2030	490,069	489,770
		Technology
USD	100,000	CoreWeave, Inc. 144A	9.00%	02/01/2031	97,215	99,616
USD	100,000	CoreWeave, Inc. 144A	9.75%	10/01/2031	100,300	100,300
USD	525,000	Intel Corp.	5.60%	02/21/2054	504,509	488,536
USD	100,000	Intel Corp.	5.70%	02/10/2053	98,358	93,677
USD	175,000	Oracle Corp.	6.10%	09/26/2065	148,280	144,571
USD	235,000	Salesforce, Inc.	6.55%	03/15/2056	234,272	233,350
		U.S. Government Securities
USD	4,165,000	U.S. Treasury Bonds	4.63%	11/15/2055	4,047,749	3,928,766
		Utilities
USD	125,000	Constellation Energy Generation LLC	6.50%	10/01/2053	131,923	132,956
		Total United States			16,921,051	16,790,082
		Uruguay (0.35%)
		Foreign Government Obligations
USD	200,000	Uruguay Government International Bonds	4.98%	04/20/2055	181,685	180,140
		Total Fixed Income			24,787,843	24,978,583
		Fixed Income Buy-Sellback Agreements ‡ (536.70%)
		Australia (42.76%)
		Foreign Government Obligations
AUD	4,684,000	Australia Government Bonds Series 138 REG S	3.25%	04/21/2029	3,221,333	3,231,178
AUD	410,000	Australia Government Bonds Series 149 REG S	2.25%	05/21/2028	279,752	280,670
AUD	3,211,000	Australia Government Bonds Series 152 REG S	2.75%	11/21/2028	2,193,035	2,199,112
AUD	857,000	Australia Government Bonds Series 154 REG S	2.75%	11/21/2029	575,046	576,601
AUD	7,112,000	Australia Government Bonds Series 155	2.50%	05/21/2030	4,684,615	4,696,581
AUD	3,028,000	Australia Government Bonds Series 157	1.50%	06/21/2031	1,851,140	1,855,700
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		Australia (continued)
		Foreign Government Obligations (continued)
AUD	2,596,000	Australia Government Bonds Series 158	1.25%	05/21/2032	$1,515,269	$1,519,277
AUD	4,989,000	Australia Government Bonds Series 160 REG S	1.00%	12/21/2030	3,025,679	3,033,158
AUD	3,170,000	Australia Government Bonds Series 167 REG S	3.75%	05/21/2034	2,092,701	2,097,504
AUD	2,859,000	Australia Government Bonds Series 172 REG S	4.25%	03/21/2036	1,924,751	1,928,982
AUD	1,075,000	Australia Government Bonds Series 174 REG S	4.75%	10/21/2037	747,545	749,038
		Total Australia			22,110,866	22,167,801
		Austria (1.08%)
		Foreign Government Obligations
EUR	514,000	Republic of Austria Government Bonds REG S	3.15%	06/20/2044	555,943	560,920
		Belgium (3.59%)
		Foreign Government Obligations
EUR	574,647	Kingdom of Belgium Government Bonds Series 66 REG S	4.00%	03/28/2032	703,314	707,017
EUR	1,011,000	Kingdom of Belgium Government Bonds Series 73 REG S	3.00%	06/22/2034	1,149,938	1,156,407
		Total Belgium			1,853,252	1,863,424
		Canada (2.60%)
		Foreign Government Obligations
CAD	1,025,000	Canadian Government Bonds	5.00%	06/01/2037	843,789	847,115
CAD	821,000	Province of Quebec	3.50%	12/01/2048	496,913	499,744
		Total Canada			1,340,702	1,346,859
		Finland (0.72%)
		Foreign Government Obligations
EUR	345,000	Finland Government Bonds Series 15YR REG S	2.75%	04/15/2038	373,055	375,554
		France (8.54%)
		Foreign Government Obligations
USD	668,000	Caisse d'Amortissement de la Dette Sociale 144A	4.00%	03/03/2033	649,514	648,030
EUR	754,520	French Republic Government Bonds OAT REG S	3.00%	05/25/2054	678,722	680,913
EUR	1,469,195	French Republic Government Bonds OAT REG S	3.25%	05/25/2045	1,494,342	1,506,083
EUR	358,200	French Republic Government Bonds OAT REG S	3.25%	05/25/2055	333,047	337,647
EUR	124,500	French Republic Government Bonds OAT REG S	4.00%	04/25/2060	131,857	133,745
EUR	685,120	French Republic Government Bonds OAT Series OATe REG S	0.10%	07/25/2031	778,990	785,759
EUR	340,724	French Republic Government Bonds OAT Series OATe REG S	0.10%	07/25/2038	332,051	335,305
		Total France			4,398,523	4,427,482
		Germany (55.25%)
		Foreign Government Obligations
EUR	1,889,738	Bundesobligation Series 188 REG S	2.40%	10/19/2028	2,199,899	2,205,480
EUR	5,433,000	Bundesrepublik Deutschland Bundesanleihe REG S	1.70%	08/15/2032	5,950,231	5,978,568
EUR	914,000	Bundesrepublik Deutschland Bundesanleihe REG S	1.80%	08/15/2053	740,859	750,458
EUR	852,016	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	02/15/2035	959,321	963,170
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		Germany (continued)
		Foreign Government Obligations (continued)
EUR	131,804	Bundesrepublik Deutschland Bundesanleihe REG S	2.50%	08/15/2054	$124,830	$126,332
EUR	1,144,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.60%	05/15/2041	1,213,584	1,223,809
EUR	3,785,000	Bundesrepublik Deutschland Bundesanleihe REG S	2.90%	02/15/2036	4,383,235	4,392,638
EUR	608,800	Bundesrepublik Deutschland Bundesanleihe REG S	2.90%	08/15/2056	622,478	629,753
EUR	2,833,000	Bundesrepublik Deutschland Bundesanleihe REG S +	3.06%	05/15/2036	2,455,551	2,454,270
EUR	2,827,200	Bundesrepublik Deutschland Bundesanleihe REG S	3.40%	05/15/2047	3,248,383	3,282,203
EUR	1,080,400	Bundesrepublik Deutschland Bundesanleihe REG S	4.00%	01/04/2037	1,363,002	1,372,077
EUR	4,051,663	Bundesrepublik Deutschland Bundesanleihe REG S	4.25%	07/04/2039	5,223,717	5,261,778
		Total Germany			28,485,090	28,640,536
		Greece (1.31%)
		Foreign Government Obligations
EUR	599,000	Hellenic Republic Government Bonds REG S	3.38%	06/16/2036	678,447	677,684
		Italy (105.50%)
		Foreign Government Obligations
EUR	3,509,000	Italy Buoni Poliennali Del Tesoro Series 10YR REG S	3.45%	02/01/2036	3,965,002	3,995,567
EUR	1,450,000	Italy Buoni Poliennali Del Tesoro Series 13YR REG S	4.05%	10/30/2037	1,727,584	1,718,360
EUR	4,960,000	Italy Buoni Poliennali Del Tesoro Series 15YR REG S	4.15%	10/01/2039	5,793,714	5,847,912
EUR	5,509,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	2.25%	09/01/2036	5,611,185	5,596,042
EUR	544,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	2.95%	09/01/2038	568,687	573,347
EUR	3,795,000	Italy Buoni Poliennali Del Tesoro Series 20YR REG S	4.45%	09/01/2043	4,484,918	4,530,554
EUR	767,000	Italy Buoni Poliennali Del Tesoro Series 24YR REG S	1.50%	04/30/2045	571,843	572,155
EUR	1,634,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	4.50%	10/01/2053	1,882,754	1,905,699
EUR	3,169,000	Italy Buoni Poliennali Del Tesoro Series 30YR REG S	4.65%	10/01/2055	3,763,431	3,761,879
EUR	1,637,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	3.45%	03/01/2048	1,647,249	1,665,467
EUR	4,749,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	4.00%	02/01/2037	5,653,302	5,640,962
EUR	1,599,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	4.75%	09/01/2044	1,963,703	1,982,404
EUR	1,215,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	5.00%	09/01/2040	1,546,704	1,560,801
EUR	4,440,000	Italy Buoni Poliennali Del Tesoro Series 31YR REG S	6.00%	05/01/2031	5,888,858	5,879,196
EUR	4,790,000	Italy Buoni Poliennali Del Tesoro Series 7YR REG S	3.25%	07/15/2032	5,532,351	5,574,675
EUR	2,425,532	Italy Buoni Poliennali Del Tesoro Series CPI REG S	2.40%	05/15/2039	2,995,428	3,006,222
EUR	727,168	Italy Buoni Poliennali Del Tesoro Series CPI REG S	2.55%	05/15/2056	871,191	878,945
		Total Italy			54,467,904	54,690,187
		Japan (14.39%)
		Foreign Government Obligations
JPY	410,950,000	Japan Government Ten Year Bonds Series 354	0.10%	03/20/2029	2,478,587	2,518,780
JPY	72,100,000	Japan Government Ten Year Bonds Series 362	0.10%	03/20/2031	416,586	422,363
JPY	290,600,000	Japan Government Ten Year Bonds Series 370	0.50%	03/20/2033	1,646,664	1,662,631
JPY	334,150,000	Japan Government Ten Year Bonds Series 378	1.40%	03/20/2035	1,943,465	1,966,105
JPY	120,450,000	Japan Government Ten Year Bonds Series 381	2.10%	12/20/2035	736,024	744,495
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		Japan (continued)
		Foreign Government Obligations (continued)
JPY	23,200,000	Japan Government Twenty Year Bonds Series 195	3.20%	12/20/2045	$143,056	$144,114
		Total Japan			7,364,382	7,458,488
		Spain (34.92%)
		Foreign Government Obligations
EUR	1,217,000	Spain Government Bonds REG S	2.55%	10/31/2032	1,380,411	1,380,411
EUR	1,541,000	Spain Government Bonds REG S	2.90%	10/31/2046	1,516,352	1,532,922
EUR	1,731,000	Spain Government Bonds REG S	3.20%	10/31/2035	1,992,623	1,991,640
EUR	6,811,000	Spain Government Bonds REG S	3.30%	04/30/2036	7,846,645	7,866,511
EUR	2,253,000	Spain Government Bonds REG S	3.90%	07/30/2039	2,662,446	2,684,552
EUR	2,010,000	Spain Government Bonds REG S	4.90%	07/30/2040	2,650,681	2,645,766
		Total Spain			18,049,158	18,101,802
		Supranational (74.30%)
		Financial
EUR	2,138,000	European Investment Bank Series EARN REG S	1.13%	04/13/2033	2,204,797	2,211,204
EUR	1,669,000	European Investment Bank Series EARN REG S	2.88%	01/15/2035	1,907,519	1,915,236
		Foreign Government Obligations
EUR	384,000	European Financial Stability Facility REG S	2.88%	01/29/2035	436,473	435,868
EUR	463,000	European Union Series SURE REG S	0.30%	11/04/2050	239,635	242,226
EUR	3,453,000	European Union Series UFA REG S	0.70%	07/06/2051	1,921,794	1,942,414
EUR	4,426,388	European Union Series UFA REG S	2.50%	12/04/2031	5,031,529	5,055,883
EUR	1,081,000	European Union Series UFA REG S	2.63%	02/04/2048	1,003,580	1,013,882
EUR	6,400,500	European Union Series UFA REG S	3.00%	12/04/2034	7,317,461	7,352,191
EUR	1,983,000	European Union Series UFA REG S	3.25%	12/12/2036	2,262,399	2,275,489
EUR	9,038,481	European Union Series UFA REG S	3.38%	12/12/2035	10,570,289	10,589,255
EUR	2,462,000	European Union Series UFA REG S	3.38%	11/04/2042	2,686,845	2,709,638
EUR	437,096	European Union Series UFA REG S	3.38%	10/05/2054	447,780	448,575
EUR	1,241,860	European Union Series UFA REG S	3.75%	10/12/2045	1,398,423	1,409,341
EUR	798,006	European Union Series UFA REG S	4.00%	10/12/2055	914,168	913,619
		Total Supranational			38,342,692	38,514,821
		Sweden (27.45%)
		Foreign Government Obligations
SEK	8,285,000	Sweden Government Bonds Series 1056 REG S	2.25%	06/01/2032	874,463	877,800
SEK	97,685,000	Sweden Government Bonds Series 1060 REG S	0.75%	05/12/2028	10,188,614	10,225,184
SEK	29,905,000	Sweden Government Bonds Series 1067 REG S	2.50%	10/15/2036	3,156,944	3,127,154
		Total Sweden			14,220,021	14,230,138
		United Kingdom (104.66%)
		Foreign Government Obligations
GBP	4,501,693	U.K. Gilts REG S	0.25%	07/31/2031	4,890,371	4,931,099
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		United Kingdom (continued)
		Foreign Government Obligations (continued)
GBP	2,507,164	U.K. Gilts REG S	0.50%	01/31/2029	$3,051,086	$3,074,681
GBP	989,625	U.K. Gilts REG S	0.50%	10/22/2061	309,235	311,936
GBP	2,862,210	U.K. Gilts REG S	0.88%	10/22/2029	3,432,525	3,458,610
GBP	1,853,480	U.K. Gilts REG S	0.88%	07/31/2033	1,911,072	1,927,080
GBP	762,796	U.K. Gilts REG S	1.00%	01/31/2032	844,027	849,746
GBP	1,550,000	U.K. Gilts REG S	1.13%	01/31/2039	1,297,981	1,304,476
GBP	762,000	U.K. Gilts REG S	1.25%	10/22/2041	583,126	587,845
GBP	797,000	U.K. Gilts REG S	1.25%	07/31/2051	438,046	440,704
GBP	721,661	U.K. Gilts REG S	1.50%	07/22/2047	478,076	480,517
GBP	617,308	U.K. Gilts REG S	1.63%	10/22/2054	359,082	360,579
GBP	829,500	U.K. Gilts REG S	1.63%	10/22/2071	410,996	412,358
GBP	299,500	U.K. Gilts REG S	1.75%	07/22/2057	173,079	174,457
GBP	1,248,750	U.K. Gilts REG S	3.50%	07/22/2068	1,114,817	1,124,051
GBP	540,250	U.K. Gilts REG S	3.75%	07/22/2052	538,428	541,710
GBP	3,715,107	U.K. Gilts REG S	4.00%	10/22/2031	4,871,326	4,908,884
GBP	358,500	U.K. Gilts REG S	4.00%	01/22/2060	363,458	366,281
GBP	816,000	U.K. Gilts REG S	4.00%	10/22/2063	816,703	822,271
GBP	4,581,210	U.K. Gilts REG S	4.25%	06/07/2032	6,068,578	6,113,141
GBP	1,885,000	U.K. Gilts REG S	4.25%	03/07/2036	2,390,729	2,404,257
GBP	1,220,000	U.K. Gilts REG S	4.25%	09/07/2039	1,482,271	1,490,451
GBP	871,000	U.K. Gilts REG S	4.25%	12/07/2040	1,041,896	1,047,478
GBP	2,787,000	U.K. Gilts REG S	4.25%	12/07/2046	3,133,963	3,155,128
GBP	949,500	U.K. Gilts REG S	4.38%	01/31/2040	1,160,991	1,166,693
GBP	990,000	U.K. Gilts REG S	4.63%	01/31/2034	1,318,645	1,327,038
GBP	2,830,000	U.K. Gilts REG S	4.75%	12/07/2030	3,867,304	3,898,744
GBP	3,193,900	U.K. Gilts REG S	4.75%	10/22/2035	4,225,534	4,253,186
GBP	858,250	U.K. Gilts REG S	4.75%	12/07/2038	1,106,131	1,112,404
GBP	1,206,789	U.K. Inflation-Linked Gilts Series 3MO REG S «	0.13%	08/10/2031	1,589,666	1,591,723
GBP	609,034	U.K. Inflation-Linked Gilts Series 3MO REG S «	0.63%	03/22/2045	618,166	616,626
		Total United Kingdom			53,887,308	54,254,154
		United States (59.63%)
		U.S. Government Securities
USD	4,705,000	U.S. Treasury Notes	1.13%	02/15/2031	4,126,219	4,121,414
USD	10,319,500	U.S. Treasury Notes	3.88%	03/31/2031	10,263,412	10,255,025
USD	4,590,000	U.S. Treasury Notes	4.00%	01/31/2033	4,559,586	4,539,197
USD	8,055,500	U.S. Treasury Notes	4.00%	11/15/2035	7,857,925	7,819,349
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
	Face Amount				Proceeds	Fair Value
		Securities Sold Short (continued)
		Fixed Income Buy-Sellback Agreements ‡ (continued)
		United States (continued)
		U.S. Government Securities (continued)
USD	4,211,200	U.S. Treasury Notes	4.25%	08/15/2035	$4,192,630	$4,175,812
		Total United States			30,999,772	30,910,797
		Total Fixed Income Buy-Sellback Agreements			277,127,115	278,220,647
		Total Securities Sold Short			$302,496,720	$303,811,494
The percentage shown for each investment category reflects the value of investments in that category as a percentage of total net assets.

*	Variable or Floating Rate Security. Rate disclosed is based on the latest available information as of April 30, 2026.
~	Perpetual Maturity. Maturity date presented represents the next call date.
+	Zero-coupon bond. Rate represents annualized yield at period end.
‡	Security sold under forward sale commitments due within 60 days after April 30, 2026. The sale price of the security and the dates of delivery were fixed at the time the transaction was negotiated.
«	Inflation linked securities issued by foreign entities in which the principal amount is indexed for inflation or deflation periodically.

144A	Unregistered securities exempt in an institutional sale from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Rule 144A.
CPI	Consumer Price Index
GmbH	German Company with Limited Liability
LLC	Limited Liability Company
OAT	French Treasury Bond
PIK	Payment-in-Kind security. Security that pays interest in the form of cash or additional debt securities.
PLC	Public Limited Company
REG S	Unregistered securities exempt in a sale of non-US securities from the registration and prospectus delivery requirement of the Securities Act of 1933, as specified in SEC Regulation S.
SA	French Public Limited Company
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026

Concentration by Industry for Securities Sold Short
Industry	% of Net Assets	Fair Value
Foreign Government Obligations	478.73%	$248,171,959
U.S. Government Securities	67.21	34,839,563
Financial	21.63	11,212,927
Communications	4.18	2,167,887
Consumer Non-cyclical	3.63	1,883,369
Consumer Cyclical	3.04	1,577,788
Basic Materials	2.39	1,238,443
Technology	2.24	1,160,050
Energy	1.81	936,782
Industrial	0.95	489,770
Utilities	0.26	132,956
Total Securities Sold Short	586.07%	$303,811,494
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Written Options Contracts
Foreign Currency Options
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
EUR vs HUF	BOA	Call	400.00	(201,000)	10/13/2026	(80,400,000)	$(1,568)	$(1,529)	$39
EUR vs HUF	BOA	Call	393.00	(201,000)	10/14/2026	(78,993,000)	(2,160)	(2,119)	41
EUR vs HUF	BOA	Put	350.00	(201,000)	10/13/2026	(70,350,000)	(1,125)	(1,007)	118
EUR vs HUF	BOA	Put	345.00	(201,000)	10/14/2026	(69,345,000)	(665)	(578)	87
GBP vs USD	JPM	Put	1.34	(20,000)	05/07/2026	(26,868)	(217)	(17)	200
GBP vs USD	JPM	Call	1.34	(20,000)	05/07/2026	(26,868)	(217)	(315)	(98)
GBP vs USD	BCY	Put	1.33	(20,000)	05/05/2026	(26,628)	(254)	(2)	252
GBP vs USD	BCY	Call	1.33	(20,000)	05/05/2026	(26,628)	(254)	(540)	(286)
USD vs HUF	GST	Put	316.65	(165,000)	04/27/2027	(52,247,250)	(7,961)	(7,883)	78
USD vs HUF	GST	Call	316.65	(165,000)	04/27/2027	(52,247,250)	(7,961)	(8,233)	(272)
USD vs KRW	BOA	Put	1,485.00	(122,000)	03/18/2027	(181,170,000)	(4,866)	(5,195)	(329)
USD vs KRW	BOA	Call	1,485.00	(122,000)	03/18/2027	(181,170,000)	(4,866)	(3,598)	1,268
USD vs NOK	BCY	Put	9.31	(36,000)	06/02/2026	(335,276)	(388)	(401)	(13)
USD vs NOK	BCY	Call	9.31	(36,000)	06/02/2026	(335,275)	(388)	(385)	3
USD vs NOK	UBS	Put	9.28	(36,000)	05/21/2026	(334,008)	(355)	(264)	91
USD vs NOK	UBS	Call	9.28	(36,000)	05/21/2026	(334,008)	(355)	(381)	(26)
Total Foreign Currency Options							(33,600)	(32,447)	1,153
Options on Exchange Traded Funds
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
iShares 7-10 Year Treasury Bond ETF	AMX	Put	96.00	(59)	01/15/2027	(5,664)	$(13,964)	$(14,927)	$(963)
Options on Exchange Traded Futures Contracts
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
3 Month SOFR	CME	Call	98.00	(71)	12/10/2027	(6,958)	$(26,521)	$(15,531)	$10,990
3 Month SONIA	ICE	Call	96.30	(87)	06/12/2026	(8,378)	(824)	(739)	85
3 Month SONIA	ICE	Put	96.30	(194)	06/12/2026	(18,682)	(78,017)	(196,065)	(118,048)
Total Options on Exchange Traded Futures Contracts							(105,362)	(212,335)	(106,973)
Options on Securities
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
ARM Holdings PLC	NASDAQ	Put	150.00	(16)	05/15/2026	(2,400)	$(2,309)	$(1,360)	$949
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Written Options Contracts (continued)
Options on Securities (continued)
Contract	Counterparty/ Exchange		Strike Price	Contracts	Expiration Date	Notional	Premium	Fair Value	Unrealized
Broadcom, Inc.	CBT	Call	450.00	(12)	05/08/2026	(5,400)	$(1,556)	$(1,896)	$(340)
Intel Corp.	AMX	Call	110.00	(44)	05/08/2026	(4,840)	(3,630)	(4,224)	(594)
Meta Platforms, Inc.	AMX	Call	765.00	(5)	05/01/2026	(3,825)	(1,265)	(10)	1,255
Micron Technology, Inc.	AMX	Put	390.00	(7)	05/15/2026	(2,730)	(3,225)	(1,330)	1,895
QUALCOMM, Inc.	AMX	Call	210.00	(45)	05/08/2026	(9,450)	(2,642)	(2,642)	0
Total Options on Securities							(14,627)	(11,462)	3,165
Total Written Options Contracts							$(167,553)	$(271,171)	$(103,618)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Written Swaptions Contracts
Contract	Counterparty	Frequency	Currency	Exercise Rate	Notional	Expiration Date	Premium	Fair Value	Unrealized
10YR Interest Rate Swap Pay EUR Put	CBK	6M	EUR	3.32%	(991,227)	04/03/2029	$(40,461)	$(37,231)	$3,230
10YR Interest Rate Swap Receive EUR Call	CBK	6M	EUR	3.32%	(991,227)	04/03/2029	(40,461)	(39,957)	504
1YR Interest Rate Swap Pay GBP Put	JPM	1Y	GBP	3.59%	(18,492,590)	05/12/2026	(3,048)	(121,379)	(118,331)
1YR Interest Rate Swap Pay GBP Put	JPM	1Y	GBP	3.63%	(3,696,072)	08/11/2026	(1,402)	(27,997)	(26,595)
1YR Interest Rate Swap Receive EUR Call	BCY	3M	EUR	1.90%	(42,004,575)	03/11/2027	(24,678)	(19,336)	5,342
1YR Interest Rate Swap Receive EUR Call	CBK	3M	EUR	1.90%	(42,004,574)	03/11/2027	(23,855)	(19,336)	4,519
1YR Interest Rate Swap Receive GBP Call	MSI	1Y	GBP	3.90%	(6,386,595)	06/19/2026	(6,195)	(1,527)	4,668
1YR Interest Rate Swap Receive GBP Call	MSI	1Y	GBP	3.90%	(6,378,442)	06/19/2026	(4,442)	(1,525)	2,917
CDX NA HY Series 46 Version 1 Index	BOA	3M	USD	106.00%	(475,000)	05/20/2026	(2,138)	(5,268)	(3,130)
CDX NA IG Series 46 Version 1 Index	JPM	3M	USD	57.50%	(2,450,000)	05/20/2026	(2,254)	(4,239)	(1,985)
iTraxx Europe Crossover Series 45 Version 1 Call	MSI	3M	EUR	375.00%	(525,000)	05/20/2026	(10,734)	(22,207)	(11,473)
iTraxx Europe Crossover Series 45 Version 1 Call	MSI	3M	EUR	312.50%	(225,000)	05/20/2026	(1,326)	(2,924)	(1,598)
iTraxx Europe Crossover Series 45 Version 1 Put	MSI	3M	EUR	375.00%	(525,000)	05/20/2026	(8,230)	(564)	7,666
iTraxx Europe Series 45 Version 1 Put	MSI	3M	EUR	85.00%	(2,151,000)	05/20/2026	(504)	(318)	186
iTraxx Europe Series 45 Version 1 Put	DBF	3M	EUR	85.00%	(2,150,000)	05/20/2026	(1,308)	(318)	990
		Total Written Swaptions Contracts					$(171,036)	$(304,126)	$(133,090)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts
Bi-Lateral Credit Default Swaps
Currency	Notional	Expiration Date	Frequency	Counter- party	Receive (Pay)	Reference Obligation	Buy/ Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	100,000	01/28/2033	3M	DBF	1.00%	Colombia Government International Bonds	Sell	$(4,310)	$(4,550)	$(240)
USD	413,000	01/28/2033	3M	MSI	1.00%	Colombia Government International Bonds	Sell	0	(18,792)	(18,792)
Total Bi-Lateral Credit Default Swaps								$(4,310)	$(23,342)	$(19,032)
Centrally Cleared Credit Default Swaps
Currency	Notional	Expiration Date	Frequency	Exchange	Receive (Pay)	Reference Obligation	Buy/ Sell Protection	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	800,000	06/20/2031	3M	ICE	5.00%	CDX NA HY Series 46 Version 1 Index	Buy	$(51,184)	$(61,546)	$(10,362)
EUR	1,286,000	06/20/2031	3M	ICE	1.00%	iTraxx Europe Senior Financials Series 45 Version 1 Index	Buy	(16,812)	(28,539)	(11,727)
EUR	1,469,000	06/20/2031	3M	ICE	5.00%	iTraxx Europe Crossover Series 45 Version 1 Index	Buy	(151,664)	(164,049)	(12,385)
USD	3,475,000	06/20/2031	3M	ICE	1.00%	CDX NA IG Series 46 Version 1 Index	Buy	(62,759)	(76,870)	(14,111)
Total Centrally Cleared Credit Default Swaps								$(282,419)	$(331,004)	$(48,585)
Bi-Lateral Cross Currency Swaps
Expiration Date	Frequency	Counterparty	Pay Amount	Receive Amount	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
09/16/2031	3M	MSI	USD Variable plus 3 Month USD SOFR	AUD 974,912 plus 3 Month AUD BBSW plus 0.03%	$0	$(460)	$(460)
Centrally Cleared Interest Rate Swaps
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
KRW	1,411,720	03/25/2027	3M	LCH	3.27%	Receive	3 Month KRW CD KSDA	$0	$(1,364)	$(1,364)
USD	4,914,941	03/31/2027	1M	LCH	3.24%	Pay	U.S. CPI Urban Consumers NSA	(941)	(17,261)	(16,320)
JPY	15,367,936	04/30/2027	1Y	LCH	1.11%	Receive	12 Month JPY TONA	2,325	(6,781)	(9,106)
KRW	206,410	06/17/2027	3M	LCH	3.24%	Pay	3 Month KRW CD KSDA	(32)	(357)	(325)
ZAR	359,728	06/17/2027	3M	LCH	6.76%	Pay	3 Month ZAR JIBAR SAFEX	(28)	(2,322)	(2,294)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
AUD	769,106	06/17/2027	3M	LCH	3.66%	Pay	6 Month AUD BBR BBSW	$(5,561)	$(8,579)	$(3,018)
SGD	800,786	06/17/2027	6M	LCH	1.30%	Receive	6 Month SGD SOR Telerate	(28)	(237)	(209)
JPY	16,511,384	07/28/2027	1Y	LCH	1.28%	Receive	12 Month JPY TONA	4,097	(8,341)	(12,438)
NZD	513,063	09/16/2027	6M	LCH	3.09%	Pay	6 Month NZD BBR FRA	(262)	(2,623)	(2,361)
BRL	310,845	01/03/2028	1M	CME	13.17%	Pay	BRL CDI	0	(3,533)	(3,533)
KRW	1,154,901	03/12/2028	3M	LCH	3.48%	Pay	3 Month KRW CD KSDA	0	(5,279)	(5,279)
KRW	954,058	04/05/2028	3M	LCH	3.54%	Pay	3 Month KRW CD KSDA	0	(3,876)	(3,876)
EUR	13,603,581	04/30/2028	6M	LCH	2.91%	Receive	12 Month EUR EURIBOR	1,161	(4,148)	(5,309)
MXN	971,176	06/14/2028	1M	CME	7.25%	Pay	28 Day MXN TIIE Banxico	(453)	(5,578)	(5,125)
KRW	211,996	06/16/2028	3M	LCH	3.68%	Pay	3 Month KRW CD KSDA	6	(617)	(623)
PLN	224,852	06/16/2028	1Y	LCH	3.79%	Pay	12 Month PLN WIBOR	(54)	(1,767)	(1,713)
NZD	1,177,380	06/16/2028	6M	LCH	3.59%	Pay	6 Month NZD BBR FRA	(1,453)	(5,361)	(3,908)
PLN	218,934	06/17/2028	1Y	LCH	3.96%	Pay	12 Month PLN WIBOR	(94)	(2,159)	(2,065)
HUF	245,702	06/17/2028	6M	LCH	7.61%	Receive	12 Month HUF BUBOR	0	(6,672)	(6,672)
HUF	251,937	06/17/2028	6M	LCH	7.24%	Receive	12 Month HUF BUBOR	0	(5,014)	(5,014)
NOK	521,856	06/17/2028	1Y	LCH	3.97%	Pay	12 Month NOK NIBOR	(5,785)	(10,175)	(4,390)
SGD	588,710	06/17/2028	6M	LCH	1.50%	Pay	6 Month SGD SOR Telerate	(37)	(265)	(228)
ZAR	752,144	06/17/2028	3M	LCH	6.82%	Pay	3 Month ZAR JIBAR SAFEX	(59)	(4,872)	(4,813)
HUF	1,099,999	06/17/2028	6M	LCH	6.45%	Receive	12 Month HUF BUBOR	464	(4,490)	(4,954)
ILS	1,678,087	06/17/2028	1Y	LCH	3.40%	Pay	1 day ILS SHIR	(86)	(6,032)	(5,946)
MYR	126,006	06/18/2028	3M	LCH	3.36%	Pay	3 Month MYR KLIBOR BNM	0	(131)	(131)
MXN	50,532	09/14/2028	1M	CME	7.47%	Pay	28 Day MXN TIIE Banxico	0	(272)	(272)
AUD	1,170,817	09/15/2028	3M	LCH	4.53%	Pay	6 Month AUD BBR BBSW	(543)	(512)	31
ZAR	79,763	09/16/2028	3M	LCH	7.14%	Pay	3 Month ZAR JIBAR SAFEX	0	(592)	(592)
PLN	81,641	09/16/2028	1Y	LCH	4.22%	Pay	12 Month PLN WIBOR	0	(519)	(519)
ZAR	162,136	09/16/2028	3M	LCH	7.04%	Pay	3 Month ZAR JIBAR SAFEX	0	(1,484)	(1,484)
INR	165,451	09/16/2028	6M	LCH	6.22%	Pay	6 Month INR FBIL MIBOR OIS Compound	48	(733)	(781)
ZAR	192,756	09/16/2028	3M	LCH	7.12%	Pay	3 Month ZAR JIBAR SAFEX	0	(1,498)	(1,498)
HUF	225,925	09/16/2028	1Y	LCH	6.02%	Pay	12 Month HUF BUBOR	0	(565)	(565)
SGD	243,144	09/16/2028	6M	LCH	1.51%	Pay	6 Month SGD SOR Telerate	0	(603)	(603)
PLN	365,013	09/16/2028	1Y	LCH	4.10%	Pay	12 Month PLN WIBOR	0	(3,164)	(3,164)
CLP	376,634	09/16/2028	6M	CME	4.85%	Pay	6 Month CLP TNA ABIF	0	(788)	(788)
SEK	1,334,750	09/16/2028	1Y	LCH	2.34%	Pay	12 Month SEK STIBOR	(1,070)	(11,026)	(9,956)
EUR	45,296,322	01/29/2029	1Y	LCH	2.34%	Pay	12 Month EUR STR	13,952	(90,660)	(104,612)
GBP	3,662,069	10/22/2029	1Y	LCH	3.56%	Pay	12 Month GBP WMBA SONIA Compound	(1,493)	(86,078)	(84,585)
USD	4,507,848	11/29/2029	1M	LCH	2.49%	Pay	U.S. CPI Urban Consumers NSA	(39,848)	(72,535)	(32,687)
USD	6,281,366	08/31/2030	1Y	LCH	3.31%	Pay	12 Month USD SOFR	(67,366)	(92,544)	(25,178)
BRL	39,926	01/02/2031	1M	CME	13.67%	Receive	BRL CDI	0	(234)	(234)
BRL	40,870	01/02/2031	1M	CME	13.70%	Receive	BRL CDI	0	(291)	(291)
BRL	88,901	01/02/2031	1M	CME	13.24%	Pay	BRL CDI	0	(1,061)	(1,061)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	3,804,956	03/15/2031	1M	LCH	2.50%	Pay	Eurostat Eurozone HICP ex-Tobacco NSA	$32,678	$(1,049)	$(33,727)
USD	895,422	03/31/2031	1Y	LCH	3.59%	Pay	12 Month USD SOFR	(422)	(4,941)	(4,519)
PLN	33,634	06/17/2031	1Y	LCH	4.29%	Pay	12 Month PLN WIBOR	0	(428)	(428)
CLP	53,409	06/17/2031	6M	CME	5.09%	Receive	6 Month CLP TNA ABIF	0	(7)	(7)
CLP	59,797	06/17/2031	6M	CME	5.14%	Receive	6 Month CLP TNA ABIF	0	(123)	(123)
ZAR	61,139	06/17/2031	3M	LCH	7.73%	Receive	3 Month ZAR JIBAR SAFEX	0	(113)	(113)
HUF	96,250	06/17/2031	1Y	LCH	5.69%	Pay	12 Month HUF BUBOR	0	(657)	(657)
HUF	97,651	06/17/2031	6M	LCH	6.59%	Receive	12 Month HUF BUBOR	94	(3,331)	(3,425)
CZK	98,227	06/17/2031	6M	LCH	4.41%	Receive	12 Month CZK PRIBOR	0	(2)	(2)
ZAR	113,643	06/17/2031	3M	LCH	7.74%	Receive	3 Month ZAR JIBAR SAFEX	0	(257)	(257)
PLN	218,804	06/17/2031	1Y	LCH	4.24%	Pay	12 Month PLN WIBOR	(235)	(3,266)	(3,031)
SEK	256,849	06/17/2031	1Y	LCH	2.72%	Pay	12 Month SEK STIBOR	1,139	(1,546)	(2,685)
INR	288,498	06/17/2031	6M	LCH	6.42%	Pay	6 Month INR FBIL MIBOR OIS Compound	74	(2,737)	(2,811)
NZD	360,272	06/17/2031	6M	LCH	3.72%	Pay	6 Month NZD BBR FRA	(1,135)	(5,707)	(4,572)
EUR	391,149	06/17/2031	1Y	LCH	2.66%	Receive	12 Month EUR STR	73	(370)	(443)
KRW	541,410	06/17/2031	3M	LCH	3.63%	Pay	3 Month KRW CD KSDA	(156)	(5,006)	(4,850)
SGD	654,454	06/17/2031	6M	LCH	1.88%	Pay	6 Month SGD SOR Telerate	(26)	(1,535)	(1,509)
EUR	913,738	06/17/2031	1Y	LCH	2.53%	Pay	12 Month EUR EURIBOR	(8,300)	(15,683)	(7,383)
MYR	58,385	06/18/2031	3M	LCH	3.53%	Pay	3 Month MYR KLIBOR BNM	0	(5)	(5)
MXN	75,514	06/18/2031	1M	CME	8.24%	Pay	28 Day MXN TIIE Banxico	(4)	(643)	(639)
SGD	53,392	06/21/2031	6M	LCH	2.18%	Pay	6 Month SGD SOR Telerate	0	(41)	(41)
CLP	65,557	06/21/2031	6M	CME	5.14%	Pay	6 Month CLP TNA ABIF	0	(147)	(147)
CZK	153,993	06/21/2031	1Y	LCH	4.33%	Pay	12 Month CZK PRIBOR	(2)	(792)	(790)
SEK	1,096,237	06/21/2031	1Y	LCH	2.88%	Pay	12 Month SEK STIBOR	1,103	(2,358)	(3,461)
MXN	110,430	09/11/2031	1M	CME	7.74%	Pay	28 Day MXN TIIE Banxico	0	(2,242)	(2,242)
MXN	125,087	09/11/2031	1M	CME	7.70%	Pay	28 Day MXN TIIE Banxico	0	(2,724)	(2,724)
MXN	177,716	09/11/2031	1M	CME	7.84%	Pay	28 Day MXN TIIE Banxico	0	(2,907)	(2,907)
MXN	179,554	09/11/2031	1M	CME	7.85%	Pay	28 Day MXN TIIE Banxico	0	(2,837)	(2,837)
HUF	32,003	09/16/2031	6M	LCH	5.94%	Receive	12 Month HUF BUBOR	0	(183)	(183)
KRW	32,432	09/16/2031	3M	LCH	3.61%	Pay	3 Month KRW CD KSDA	0	(395)	(395)
KRW	44,230	09/16/2031	3M	LCH	3.55%	Pay	3 Month KRW CD KSDA	0	(650)	(650)
SGD	44,866	09/16/2031	6M	LCH	1.88%	Pay	6 Month SGD SOR Telerate	0	(247)	(247)
KRW	46,669	09/16/2031	3M	LCH	3.56%	Pay	3 Month KRW CD KSDA	0	(666)	(666)
HUF	50,109	09/16/2031	6M	LCH	5.95%	Receive	12 Month HUF BUBOR	0	(318)	(318)
SGD	50,277	09/16/2031	6M	LCH	1.89%	Pay	6 Month SGD SOR Telerate	0	(257)	(257)
JPY	95,709	09/16/2031	1Y	LCH	1.88%	Pay	12 Month JPY TONA	(24)	(341)	(317)
CLP	109,477	09/16/2031	6M	CME	5.15%	Receive	6 Month CLP TNA ABIF	0	(131)	(131)
INR	109,496	09/16/2031	6M	LCH	6.43%	Pay	6 Month INR FBIL MIBOR OIS Compound	0	(1,354)	(1,354)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
INR	138,120	09/16/2031	6M	LCH	6.43%	Pay	6 Month INR FBIL MIBOR OIS Compound	$0	$(1,670)	$(1,670)
SGD	157,768	09/16/2031	6M	LCH	1.89%	Pay	6 Month SGD SOR Telerate	133	(791)	(924)
AUD	249,456	09/16/2031	6M	LCH	4.84%	Pay	6 Month AUD BBR BBSW	(1,060)	(1,375)	(315)
NZD	329,566	09/16/2031	6M	LCH	3.97%	Pay	6 Month NZD BBR FRA	(929)	(2,871)	(1,942)
MYR	52,605	09/17/2031	3M	LCH	3.48%	Pay	3 Month MYR KLIBOR BNM	0	(171)	(171)
MYR	57,201	09/20/2031	3M	LCH	3.53%	Pay	3 Month MYR KLIBOR BNM	0	(163)	(163)
SGD	64,349	09/20/2031	6M	LCH	2.24%	Pay	6 Month SGD SOR Telerate	0	(15)	(15)
MYR	68,913	09/20/2031	3M	LCH	3.54%	Pay	3 Month MYR KLIBOR BNM	0	(174)	(174)
KRW	148,473	09/20/2031	3M	LCH	3.68%	Pay	3 Month KRW CD KSDA	0	(895)	(895)
CAD	418,861	09/20/2031	6M	LCH	3.03%	Pay	6 Month CAD CORRA	(417)	(1,469)	(1,052)
GBP	1,326,829	07/31/2033	1Y	LCH	4.28%	Pay	12 Month GBP WMBA SONIA Compound	(3,241)	(8,191)	(4,950)
EUR	5,646,457	02/15/2035	1Y	LCH	2.41%	Pay	12 Month EUR STR	(165,914)	(167,658)	(1,744)
GBP	1,550,687	10/22/2035	1Y	LCH	4.03%	Pay	12 Month GBP WMBA SONIA Compound	(5,230)	(56,121)	(50,891)
EUR	1,740,319	12/12/2035	1Y	LCH	3.03%	Pay	12 Month EUR EURIBOR	(4,791)	(3,187)	1,604
CAD	155,345	12/18/2035	6M	LCH	3.47%	Pay	6 Month CAD CORRA	(414)	(845)	(431)
EUR	527,437	12/18/2035	1Y	LCH	3.09%	Pay	12 Month EUR EURIBOR	(2,972)	(3,518)	(546)
CZK	286,502	03/12/2036	1Y	LCH	4.54%	Pay	12 Month CZK PRIBOR	0	(1,470)	(1,470)
CZK	185,346	03/14/2036	1Y	LCH	4.67%	Pay	12 Month CZK PRIBOR	0	(43)	(43)
CZK	116,328	03/25/2036	1Y	LCH	4.48%	Pay	12 Month CZK PRIBOR	0	(876)	(876)
MXN	647,642	06/04/2036	1M	CME	8.24%	Pay	28 Day MXN TIIE Banxico	(133)	(13,457)	(13,324)
HUF	33,197	06/17/2036	6M	LCH	6.62%	Receive	12 Month HUF BUBOR	0	(2,387)	(2,387)
HUF	33,953	06/17/2036	6M	LCH	6.72%	Receive	12 Month HUF BUBOR	0	(2,713)	(2,713)
HUF	53,422	06/17/2036	6M	LCH	6.54%	Receive	12 Month HUF BUBOR	0	(3,537)	(3,537)
HUF	63,946	06/17/2036	6M	LCH	7.41%	Receive	12 Month HUF BUBOR	0	(8,986)	(8,986)
HUF	65,533	06/17/2036	6M	LCH	7.08%	Receive	12 Month HUF BUBOR	0	(7,484)	(7,484)
CZK	88,092	06/17/2036	1Y	LCH	4.43%	Pay	12 Month CZK PRIBOR	(16)	(750)	(734)
HUF	88,439	06/17/2036	6M	LCH	5.95%	Receive	12 Month HUF BUBOR	0	(1,718)	(1,718)
CLP	127,822	06/17/2036	6M	CME	5.29%	Pay	6 Month CLP TNA ABIF	(2)	(305)	(303)
AUD	169,706	06/17/2036	6M	LCH	4.59%	Pay	6 Month AUD BBR BBSW	(7,178)	(6,948)	230
ZAR	374,339	06/17/2036	3M	LCH	7.87%	Pay	3 Month ZAR JIBAR SAFEX	(219)	(8,615)	(8,396)
NZD	498,919	06/17/2036	6M	LCH	4.19%	Pay	6 Month NZD BBR FRA	(3,124)	(9,233)	(6,109)
HUF	36,549	06/18/2036	6M	LCH	7.04%	Receive	12 Month HUF BUBOR	0	(1,963)	(1,963)
SGD	100,202	06/18/2036	6M	LCH	2.56%	Pay	6 Month SGD SOR Telerate	(2)	(130)	(128)
HUF	122,227	06/18/2036	6M	LCH	7.04%	Receive	12 Month HUF BUBOR	0	(6,566)	(6,566)
HUF	8,795	09/16/2036	6M	LCH	5.94%	Receive	12 Month HUF BUBOR	0	(173)	(173)
PLN	28,877	09/16/2036	1Y	LCH	4.62%	Pay	12 Month PLN WIBOR	0	(458)	(458)
HUF	30,298	09/16/2036	6M	LCH	5.95%	Receive	12 Month HUF BUBOR	0	(629)	(629)
HUF	33,033	09/16/2036	6M	LCH	5.92%	Receive	12 Month HUF BUBOR	0	(605)	(605)
JPY	35,540	09/16/2036	1Y	LCH	2.09%	Pay	12 Month JPY TONA	(211)	(922)	(711)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Centrally Cleared Interest Rate Swaps (continued)
Currency	Notional	Expiration Date	Frequency	Exchange	Fixed Rate	Pay/Receive Variable Rate	Variable Rate	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
HUF	43,196	09/16/2036	6M	LCH	5.93%	Receive	12 Month HUF BUBOR	$0	$(823)	$(823)
HUF	44,214	09/16/2036	6M	LCH	5.93%	Receive	12 Month HUF BUBOR	0	(842)	(842)
ILS	47,596	09/16/2036	1Y	LCH	3.75%	Pay	1 day ILS SHIR	0	(445)	(445)
HUF	56,981	09/16/2036	6M	LCH	5.94%	Receive	12 Month HUF BUBOR	0	(1,108)	(1,108)
HUF	76,989	09/16/2036	6M	LCH	6.07%	Receive	12 Month HUF BUBOR	0	(2,262)	(2,262)
NZD	94,808	09/16/2036	6M	LCH	4.31%	Pay	6 Month NZD BBR FRA	(1,536)	(1,274)	262
GBP	214,998	09/16/2036	1Y	LCH	4.25%	Pay	12 Month GBP WMBA SONIA Compound	(1,246)	(5,791)	(4,545)
CAD	327,793	09/16/2036	6M	LCH	3.22%	Pay	6 Month CAD CORRA	(715)	(4,240)	(3,525)
USD	1,115,278	09/16/2036	1Y	LCH	3.69%	Pay	12 Month USD SOFR	(10,278)	(25,450)	(15,172)
HUF	55,906	09/17/2036	6M	LCH	6.13%	Receive	12 Month HUF BUBOR	0	(1,117)	(1,117)
CLP	94,463	09/17/2036	6M	CME	5.61%	Pay	6 Month CLP TNA ABIF	0	(75)	(75)
HUF	119,734	09/17/2036	6M	LCH	6.54%	Receive	12 Month HUF BUBOR	0	(4,097)	(4,097)
PLN	121,179	09/17/2036	1Y	LCH	5.04%	Pay	12 Month PLN WIBOR	0	(210)	(210)
USD	127,458	09/17/2036	1Y	LCH	4.16%	Pay	12 Month USD SOFR	(458)	(482)	(24)
NOK	409,916	09/17/2036	6M	LCH	4.34%	Receive	12 Month NOK NIBOR	410	(1,980)	(2,390)
SEK	503,395	09/17/2036	1Y	LCH	3.31%	Pay	12 Month SEK STIBOR	8	(832)	(840)
GBP	596,921	09/17/2036	1Y	LCH	4.63%	Pay	12 Month GBP WMBA SONIA Compound	(1,708)	(6,209)	(4,501)
AUD	649,057	09/17/2036	6M	LCH	5.25%	Pay	6 Month AUD BBR BBSW	(1,095)	(2,382)	(1,287)
SEK	3,341,661	10/15/2036	1Y	LCH	2.75%	Pay	12 Month SEK STIBOR	(13,284)	(80,655)	(67,371)
EUR	1,658,203	10/30/2037	1Y	LCH	3.00%	Pay	12 Month EUR EURIBOR	6,212	(7,860)	(14,072)
GBP	1,231,518	01/31/2040	1Y	LCH	4.19%	Pay	12 Month GBP WMBA SONIA Compound	(15,117)	(65,758)	(50,641)
GBP	745,633	10/22/2041	1Y	LCH	4.69%	Pay	12 Month GBP WMBA SONIA Compound	(2,803)	(7,991)	(5,188)
EUR	5,949,658	01/30/2046	6M	LCH	3.59%	Receive	12 Month EUR EURIBOR	(8,980)	(52,501)	(43,521)
EUR	9,533,225	01/09/2056	6M	LCH	3.22%	Receive	12 Month EUR EURIBOR	(65,333)	(172,427)	(107,094)
EUR	680,445	06/17/2056	6M	LCH	3.19%	Receive	12 Month EUR EURIBOR	961	(3,707)	(4,668)
Total Centrally Cleared Interest Rate Swaps								$(388,965)	$(1,328,589)	$(939,624)
Total Return Swaps
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
AUD	(1,098)	05/05/2028	1M	JPM	1 day AUD AONIA	Xero Ltd.	$0	$(89)	$(89)
AUD	(21,297)	05/20/2033	1M	GST	1 day AUD AONIA	Woodside Energy Group Ltd.	0	(1,117)	(1,117)
AUD	(139,514)	05/15/2033	1M	MSI	1 day AUD AONIA	Woodside Energy Group Ltd.	0	(1,143)	(1,143)
AUD	(21,889)	05/15/2033	1M	MSI	1 day AUD AONIA	REA Group Ltd.	0	(1,283)	(1,283)
HKD	(1,902)	05/15/2033	1M	MSI	1 day HKD HONIA	Hong Kong Exchanges & Clearing Ltd.	0	(15)	(15)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
HKD	(3,624)	05/15/2033	1M	MSI	1 day HKD HONIA	Baidu, Inc.	$0	$(266)	$(266)
HKD	(22,993)	05/05/2028	1M	JPM	1 day HKD HONIA	Pop Mart International Group Ltd.	0	(302)	(302)
HKD	(16,942)	05/15/2033	1M	MSI	1 day HKD HONIA	NetEase, Inc.	0	(475)	(475)
HKD	(18,219)	05/20/2033	1M	GST	1 day HKD HONIA	ZTE Corp.	0	(882)	(882)
HKD	(17,191)	05/05/2028	1M	JPM	1 day HKD HONIA	ZTE Corp.	0	(1,325)	(1,325)
HKD	(49,520)	05/15/2033	1M	MSI	1 day HKD HONIA	Horizon Robotics	0	(1,396)	(1,396)
HKD	(56,595)	05/05/2028	1M	JPM	1 day HKD HONIA	Li Ning Co., Ltd.	0	(1,923)	(1,923)
HKD	(92,554)	05/15/2033	1M	MSI	1 day HKD HONIA	Budweiser Brewing Co. APAC Ltd.	0	(2,117)	(2,117)
HKD	(51,624)	05/15/2033	1M	MSI	1 day HKD HONIA	ZTE Corp.	0	(2,681)	(2,681)
HKD	(52,325)	05/15/2033	1M	MSI	1 day HKD HONIA	Hua Hong Semiconductor Ltd.	0	(14,571)	(14,571)
USD	(1,314)	05/15/2033	1M	MSI	1 day USD OBFR	Neurocrine Biosciences, Inc.	0	(2)	(2)
USD	(907)	05/20/2033	1M	GST	1 day USD OBFR	Northwest Natural Holding Co.	0	(2)	(2)
USD	(13,236)	05/20/2033	1M	GST	1 day USD OBFR	Northwestern Energy Group, Inc.	0	(2)	(2)
USD	(361)	05/20/2033	1M	GST	1 day USD OBFR	AGCO Corp.	0	(2)	(2)
USD	(5,684)	05/05/2028	1M	JPM	1 day USD OBFR	Kanzhun Ltd.	0	(8)	(8)
USD	(1,434)	05/20/2033	1M	GST	1 day USD OBFR	I3 Verticals, Inc.	0	(10)	(10)
USD	(15,975)	05/20/2033	1M	GST	1 day USD OBFR	Cloudflare, Inc.	0	(12)	(12)
USD	(137,253)	05/20/2033	1M	GST	1 day USD OBFR	BHP Group Ltd.	0	(15)	(15)
USD	(13,985)	05/15/2033	1M	MSI	1 day USD OBFR	KLA Corp.	0	(18)	(18)
USD	(2,353)	05/20/2033	1M	GST	1 day USD OBFR	Gartner, Inc.	0	(23)	(23)
USD	(10,431)	05/15/2033	1M	MSI	1 day USD OBFR	Jack Henry & Associates, Inc.	0	(24)	(24)
USD	(1,791)	05/20/2033	1M	GST	1 day USD OBFR	Equitable Holdings, Inc.	0	(24)	(24)
USD	(5,923)	05/20/2033	1M	GST	1 day USD OBFR	Hyundai Motor Co.	0	(24)	(24)
USD	(5,958)	05/05/2028	1M	JPM	1 day USD OBFR	Omnicom Group, Inc.	0	(26)	(26)
USD	(22,947)	05/15/2033	1M	MSI	1 day USD OBFR	iShares MSCI Global Metals & Mining Producers ETF	0	(29)	(29)
USD	(3,460)	05/15/2033	1M	MSI	1 day USD OBFR	Industrial Select Sector SPDR Fund	0	(31)	(31)
USD	(63,717)	05/20/2033	1M	GST	1 day USD OBFR	International Business Machines Corp.	0	(33)	(33)
USD	(637)	05/20/2033	1M	GST	1 day USD OBFR	Cummins, Inc.	0	(34)	(34)
USD	(745)	05/05/2028	1M	JPM	1 day USD OBFR	GoDaddy, Inc.	0	(36)	(36)
USD	(422)	05/05/2028	1M	JPM	1 day USD OBFR	Sunbelt Rentals Holdings, Inc.	0	(37)	(37)
USD	(1,172)	05/05/2028	1M	JPM	1 day USD OBFR	FedEx Corp.	0	(38)	(38)
USD	(1,165)	05/05/2028	1M	JPM	1 day USD OBFR	Vulcan Materials Co.	0	(42)	(42)
USD	(2,478)	05/20/2033	1M	GST	1 day USD OBFR	Fortinet, Inc.	0	(51)	(51)
USD	(2,805)	05/05/2028	1M	JPM	1 day USD OBFR	Delta Air Lines, Inc.	0	(51)	(51)
USD	28,696	05/15/2033	1M	MSI	1 day USD OBFR	Take-Two Interactive Software, Inc.	0	(52)	(52)
USD	(1,289)	05/05/2028	1M	JPM	1 day USD OBFR	Amplitude, Inc.	0	(55)	(55)
USD	(2,005)	05/20/2033	1M	GST	1 day USD OBFR	Colgate-Palmolive Co.	0	(57)	(57)
USD	(1,413)	05/05/2028	1M	JPM	1 day USD OBFR	Q2 Holdings, Inc.	0	(59)	(59)
USD	(493)	12/10/2029	1M	CBK	1 day USD OBFR	Verisk Analytics, Inc.	0	(61)	(61)
USD	(9,786)	05/20/2033	1M	GST	1 day USD OBFR	Dollar General Corp.	0	(64)	(64)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(825)	05/05/2028	1M	JPM	1 day USD OBFR	AppLovin Corp.	$0	$(67)	$(67)
USD	(3,013)	05/20/2033	1M	GST	1 day USD OBFR	Madison Square Garden Sports Corp.	0	(69)	(69)
USD	(2,198)	05/20/2033	1M	GST	1 day USD OBFR	F5, Inc.	0	(69)	(69)
USD	(159,425)	05/15/2033	1M	MSI	1 day USD OBFR	Amphenol Corp.	0	(69)	(69)
USD	(2,977)	05/20/2033	1M	GST	1 day USD OBFR	MGE Energy, Inc.	0	(71)	(71)
USD	(221)	05/20/2033	1M	GST	1 day USD OBFR	NXP Semiconductors NV	0	(72)	(72)
USD	(46,309)	05/20/2033	1M	GST	1 day USD OBFR	Realtek Semiconductor Corp.	0	(72)	(72)
USD	(2,386)	05/05/2028	1M	JPM	1 day USD OBFR	Sea Ltd.	0	(75)	(75)
USD	(2,921)	05/15/2033	1M	MSI	1 day USD OBFR	Kyndryl Holdings, Inc.	0	(91)	(91)
USD	(2,283)	05/20/2033	1M	GST	1 day USD OBFR	Ameriprise Financial, Inc.	0	(91)	(91)
USD	(47,878)	05/15/2033	1M	MSI	1 day USD OBFR	Dollar General Corp.	0	(96)	(96)
USD	(2,112)	05/20/2033	1M	GST	1 day USD OBFR	Abbott Laboratories	0	(97)	(97)
USD	(13,635)	05/05/2028	1M	JPM	1 day USD OBFR	Otter Tail Corp.	0	(108)	(108)
USD	(5,090)	05/15/2033	1M	MSI	1 day USD OBFR	Host Hotels & Resorts, Inc.	0	(108)	(108)
USD	(39,527)	05/20/2033	1M	GST	1 day USD OBFR	Boston Scientific Corp.	0	(109)	(109)
USD	(4,022)	05/05/2028	1M	JPM	1 day USD OBFR	Howmet Aerospace, Inc.	0	(110)	(110)
USD	(396)	05/05/2028	1M	JPM	1 day USD OBFR	VanEck Semiconductor ETF	0	(111)	(111)
USD	(922)	05/20/2033	1M	GST	1 day USD OBFR	Micron Technology, Inc.	0	(112)	(112)
USD	(3,109)	05/05/2028	1M	JPM	1 day USD OBFR	iShares Semiconductor ETF	0	(121)	(121)
USD	(2,793)	05/20/2033	1M	GST	1 day USD OBFR	Coca-Cola Co.	0	(121)	(121)
USD	(3,583)	05/20/2033	1M	GST	1 day USD OBFR	AutoZone, Inc.	0	(122)	(122)
USD	(3,267)	05/15/2033	1M	MSI	1 day USD OBFR	Otter Tail Corp.	0	(124)	(124)
USD	(134,450)	05/20/2033	1M	GST	1 day USD OBFR	Sumitomo Mitsui Financial Group, Inc.	0	(127)	(127)
USD	(43,324)	05/20/2033	1M	GST	1 day USD OBFR	Neurocrine Biosciences, Inc.	0	(127)	(127)
USD	(28,954)	05/15/2033	1M	MSI	1 day USD OBFR	Darden Restaurants, Inc.	0	(128)	(128)
USD	(533)	05/15/2033	1M	GST	1 day USD OBFR	Kinsus Interconnect Technology Corp.	0	(132)	(132)
USD	(1,346)	05/05/2028	1M	JPM	1 day USD OBFR	Carrier Global Corp.	0	(132)	(132)
USD	(829)	05/15/2033	1M	MSI	1 day USD OBFR	LG Electronics, Inc.	0	(137)	(137)
USD	(9,416)	05/20/2033	1M	GST	1 day USD OBFR	Landbridge Co. LLC	0	(138)	(138)
USD	(56,457)	05/05/2028	1M	JPM	1 day USD OBFR	Avista Corp.	0	(138)	(138)
USD	(8,407)	05/05/2028	1M	JPM	1 day USD OBFR	Tencent Music Entertainment Group	0	(140)	(140)
USD	(26,171)	05/15/2033	1M	MSI	1 day USD OBFR	Ubiquiti, Inc.	0	(142)	(142)
USD	(40,825)	05/20/2033	1M	GST	1 day USD OBFR	Ionis Pharmaceuticals, Inc.	0	(143)	(143)
USD	(28,539)	05/15/2033	1M	MSI	1 day USD OBFR	PepsiCo, Inc.	0	(147)	(147)
USD	(1,529)	05/05/2028	1M	JPM	1 day USD OBFR	Realtek Semiconductor Corp.	0	(148)	(148)
USD	(4,743)	05/15/2033	1M	MSI	1 day USD OBFR	MGE Energy, Inc.	0	(150)	(150)
USD	(19,692)	05/20/2033	1M	GST	1 day USD OBFR	Lumentum Holdings, Inc.	0	(159)	(159)
USD	(5,005)	05/15/2033	1M	MSI	1 day USD OBFR	ACADIA Pharmaceuticals, Inc.	0	(159)	(159)
USD	(1,680)	05/20/2033	1M	GST	1 day USD OBFR	Comfort Systems USA, Inc.	0	(160)	(160)
USD	(5,069)	05/15/2033	1M	MSI	1 day USD OBFR	Entegris, Inc.	0	(165)	(165)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(2,883)	05/20/2033	1M	GST	1 day USD OBFR	Palo Alto Networks, Inc.	$0	$(166)	$(166)
USD	(38,948)	05/20/2033	1M	GST	1 day USD OBFR	Cracker Barrel Old Country Store, Inc.	0	(166)	(166)
USD	(23,106)	05/20/2033	1M	GST	1 day USD OBFR	Applied Materials, Inc.	0	(169)	(169)
USD	(1,856)	05/20/2033	1M	GST	1 day USD OBFR	VanEck Semiconductor ETF	0	(171)	(171)
USD	(4,210)	05/15/2033	1M	MSI	1 day USD OBFR	Infinity Natural Resources, Inc.	0	(172)	(172)
USD	(9,591)	05/15/2033	1M	MSI	1 day USD OBFR	Apple, Inc.	0	(177)	(177)
USD	(15,505)	05/05/2028	1M	JPM	1 day USD OBFR	VanEck Oil Services ETF	0	(183)	(183)
USD	(5,009)	05/15/2033	1M	MSI	1 day USD OBFR	Kinder Morgan, Inc.	0	(185)	(185)
USD	(8,918)	05/20/2033	1M	GST	1 day USD OBFR	Jabil, Inc.	0	(195)	(195)
USD	(7,384)	05/05/2028	1M	JPM	1 day USD OBFR	DTE Energy Co.	0	(201)	(201)
USD	(6,930)	05/20/2033	1M	GST	1 day USD OBFR	Crowdstrike Holdings, Inc.	0	(202)	(202)
USD	(23,634)	05/15/2033	1M	MSI	1 day USD OBFR	Public Service Enterprise Group, Inc.	0	(210)	(210)
USD	9,425	05/20/2033	1M	GST	1 day USD OBFR	Tempus AI, Inc.	0	(216)	(216)
USD	(3,396)	05/20/2033	1M	GST	1 day USD OBFR	Madison Square Garden Entertainment Corp.	0	(218)	(218)
USD	(9,754)	05/15/2033	1M	MSI	1 day USD OBFR	Quanta Computer, Inc.	0	(221)	(221)
USD	(37,819)	05/15/2033	1M	MSI	1 day USD OBFR	iShares MSCI Japan ETF	0	(226)	(226)
USD	(2,493)	05/05/2028	1M	JPM	1 day USD OBFR	Synchrony Financial	0	(250)	(250)
USD	(37,138)	05/15/2033	1M	MSI	1 day USD OBFR	New Jersey Resources Corp.	0	(252)	(252)
USD	(12,971)	05/15/2033	1M	MSI	1 day USD OBFR	Bread Financial Holdings, Inc.	0	(254)	(254)
USD	(19,113)	05/05/2028	1M	JPM	1 day USD OBFR	Innolux Corp.	0	(258)	(258)
USD	(1,027)	05/05/2028	1M	JPM	1 day USD OBFR	Commvault Systems, Inc.	0	(259)	(259)
USD	(2,429)	05/05/2028	1M	JPM	1 day USD OBFR	Palo Alto Networks, Inc.	0	(261)	(261)
USD	(62,088)	05/20/2033	1M	GST	1 day USD OBFR	Moody's Corp.	0	(262)	(262)
USD	(4,857)	05/15/2033	1M	MSI	1 day USD OBFR	GoDaddy, Inc.	0	(263)	(263)
USD	(12,686)	05/15/2033	1M	MSI	1 day USD OBFR	InterContinental Hotels Group PLC	0	(263)	(263)
USD	(12,236)	05/20/2033	1M	GST	1 day USD OBFR	Alliant Energy Corp.	0	(264)	(264)
USD	(10,487)	05/05/2028	1M	JPM	1 day USD OBFR	Beta Bionics, Inc.	0	(264)	(264)
USD	(1,938)	05/15/2033	1M	MSI	1 day USD OBFR	LG Energy Solution Ltd.	0	(265)	(265)
USD	(3,796)	05/05/2028	1M	JPM	1 day USD OBFR	Kyndryl Holdings, Inc.	0	(268)	(268)
USD	(3,576)	05/15/2033	1M	MSI	1 day USD OBFR	NOV, Inc.	0	(271)	(271)
USD	(54,764)	05/15/2033	1M	MSI	1 day USD OBFR	OGE Energy Corp.	0	(282)	(282)
USD	(4,222)	05/15/2033	1M	MSI	1 day USD OBFR	I3 Verticals, Inc.	0	(288)	(288)
USD	(9,277)	05/05/2028	1M	JPM	1 day USD OBFR	Vitesse Energy, Inc.	0	(291)	(291)
USD	(23,914)	05/20/2033	1M	GST	1 day USD OBFR	BioMarin Pharmaceutical, Inc.	0	(292)	(292)
USD	(7,466)	05/15/2033	1M	MSI	1 day USD OBFR	Permian Basin Royalty Trust	0	(293)	(293)
USD	(3,803)	05/15/2033	1M	MSI	1 day USD OBFR	Cloudflare, Inc.	0	(297)	(297)
USD	(4,848)	05/20/2033	1M	GST	1 day USD OBFR	Axcelis Technologies, Inc.	0	(299)	(299)
USD	14,666	05/20/2033	1M	GST	1 day USD OBFR	Louisiana-Pacific Corp.	0	(300)	(300)
USD	(18,991)	05/15/2033	1M	MSI	1 day USD OBFR	Novatek Microelectronics Corp.	0	(301)	(301)
USD	(6,817)	05/20/2033	1M	GST	1 day USD OBFR	Infinity Natural Resources, Inc.	0	(302)	(302)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(4,704)	05/05/2028	1M	JPM	1 day USD OBFR	Reddit, Inc.	$0	$(302)	$(302)
USD	(3,843)	05/20/2033	1M	GST	1 day USD OBFR	ConocoPhillips	0	(308)	(308)
USD	(32,699)	05/20/2033	1M	GST	1 day USD OBFR	Advanced Energy Industries, Inc.	0	(317)	(317)
USD	(37,515)	05/15/2033	1M	MSI	1 day USD OBFR	Lamb Weston Holdings, Inc.	0	(330)	(330)
USD	(1,916)	05/20/2033	1M	GST	1 day USD OBFR	Elevance Health, Inc.	0	(342)	(342)
USD	2,242	05/15/2033	1M	MSI	1 day USD OBFR	Globant SA	0	(345)	(345)
USD	2,055	05/05/2028	1M	JPM	1 day USD OBFR	EPAM Systems, Inc.	0	(349)	(349)
USD	(25,754)	05/20/2033	1M	GST	1 day USD OBFR	MKS, Inc.	0	(351)	(351)
USD	(4,473)	05/20/2033	1M	GST	1 day USD OBFR	Monolithic Power Systems, Inc.	0	(371)	(371)
USD	(1,795)	05/05/2028	1M	JPM	1 day USD OBFR	GE Vernova, Inc.	0	(372)	(372)
USD	(81,810)	05/20/2033	1M	GST	1 day USD OBFR	Morgan Stanley	0	(382)	(382)
USD	(62,927)	05/05/2028	1M	JPM	1 day USD OBFR	Chipotle Mexican Grill, Inc.	0	(396)	(396)
USD	(872)	05/05/2028	1M	JPM	1 day USD OBFR	GLOBALFOUNDRIES, Inc.	0	(420)	(420)
USD	(83,721)	05/15/2033	1M	MSI	1 day USD OBFR	On Holding AG	0	(425)	(425)
USD	(36,100)	05/20/2033	1M	GST	1 day USD OBFR	Westlake Corp.	0	(444)	(444)
USD	(20,433)	05/20/2033	1M	GST	1 day USD OBFR	Otter Tail Corp.	0	(449)	(449)
USD	(4,219)	05/20/2033	1M	GST	1 day USD OBFR	Astera Labs, Inc.	0	(455)	(455)
USD	(31,949)	05/20/2033	1M	GST	1 day USD OBFR	Portland General Electric Co.	0	(456)	(456)
USD	(6,561)	05/15/2033	1M	MSI	1 day USD OBFR	Hon Hai Precision Industry Co., Ltd.	0	(460)	(460)
USD	(126,865)	05/15/2033	1M	MSI	1 day USD OBFR	Chipotle Mexican Grill, Inc.	0	(462)	(462)
USD	(21,608)	05/20/2033	1M	GST	1 day USD OBFR	Hyundai Mobis Co., Ltd.	0	(465)	(465)
USD	(25,410)	05/20/2033	1M	GST	1 day USD OBFR	Qnity Electronics, Inc.	0	(471)	(471)
USD	(11,750)	05/20/2033	1M	GST	1 day USD OBFR	Liquidia Corp.	0	(484)	(484)
USD	(15,450)	05/05/2028	1M	JPM	1 day USD OBFR	First Solar, Inc.	0	(499)	(499)
USD	(14,349)	05/20/2033	1M	GST	1 day USD OBFR	Arista Networks, Inc.	0	(504)	(504)
USD	(14,835)	05/15/2033	1M	MSI	1 day USD OBFR	First Solar, Inc.	0	(508)	(508)
USD	(15,115)	05/15/2033	1M	MSI	1 day USD OBFR	DTE Energy Co.	0	(509)	(509)
USD	(7,718)	05/20/2033	1M	GST	1 day USD OBFR	Globalwafers Co., Ltd.	0	(509)	(509)
USD	(13,987)	05/20/2033	1M	GST	1 day USD OBFR	FLEX LNG Ltd.	0	(510)	(510)
USD	(7,757)	05/20/2033	1M	GST	1 day USD OBFR	Veeco Instruments, Inc.	0	(518)	(518)
USD	(63,115)	05/20/2033	1M	GST	1 day USD OBFR	Thomson Reuters Corp.	0	(519)	(519)
USD	(32,229)	05/20/2033	1M	GST	1 day USD OBFR	ACADIA Pharmaceuticals, Inc.	0	(525)	(525)
USD	7,672	05/15/2033	1M	MSI	1 day USD OBFR	Louisiana-Pacific Corp.	0	(526)	(526)
USD	(3,030)	05/05/2028	1M	JPM	1 day USD OBFR	EMCOR Group, Inc.	0	(537)	(537)
USD	(12,455)	05/20/2033	1M	GST	1 day USD OBFR	Cisco Systems, Inc.	0	(538)	(538)
USD	(19,075)	05/15/2033	1M	MSI	1 day USD OBFR	Rockwell Automation, Inc.	0	(552)	(552)
USD	(20,688)	05/15/2033	1M	MSI	1 day USD OBFR	Goldman Sachs Group, Inc.	0	(558)	(558)
USD	(1,515)	05/05/2028	1M	JPM	1 day USD OBFR	Arista Networks, Inc.	0	(558)	(558)
USD	(5,882)	05/15/2033	1M	MSI	1 day USD OBFR	Parade Technologies Ltd.	0	(566)	(566)
USD	(104,903)	05/05/2028	1M	JPM	1 day USD OBFR	Las Vegas Sands Corp.	0	(603)	(603)
USD	(5,636)	05/15/2033	1M	MSI	1 day USD OBFR	UroGen Pharma Ltd.	0	(608)	(608)
USD	(16,335)	05/15/2033	1M	MSI	1 day USD OBFR	Coherent Corp.	0	(610)	(610)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(12,140)	05/15/2033	1M	MSI	1 day USD OBFR	NVE Corp.	$0	$(610)	$(610)
USD	(3,025)	05/20/2033	1M	GST	1 day USD OBFR	Quanta Services, Inc.	0	(614)	(614)
USD	(15,108)	05/15/2033	1M	MSI	1 day USD OBFR	Exxon Mobil Corp.	0	(634)	(634)
USD	(31,472)	05/20/2033	1M	GST	1 day USD OBFR	Kraft Heinz Co.	0	(638)	(638)
USD	(28,541)	05/05/2028	1M	JPM	1 day USD OBFR	MGE Energy, Inc.	0	(659)	(659)
USD	(28,634)	05/15/2033	1M	MSI	1 day USD OBFR	CNH Industrial NV	0	(669)	(669)
USD	(28,061)	05/15/2033	1M	MSI	1 day USD OBFR	Enphase Energy, Inc.	0	(680)	(680)
USD	(8,328)	05/15/2033	1M	MSI	1 day USD OBFR	Cigna Group	0	(680)	(680)
USD	(33,481)	05/20/2033	1M	GST	1 day USD OBFR	Texas Pacific Land Corp.	0	(681)	(681)
USD	(23,880)	05/15/2033	1M	MSI	1 day USD OBFR	CF Industries Holdings, Inc.	0	(712)	(712)
USD	(15,795)	05/20/2033	1M	GST	1 day USD OBFR	Alphatec Holdings, Inc.	0	(729)	(729)
USD	9,555	05/15/2033	1M	MSI	1 day USD OBFR	Stryker Corp.	0	(731)	(731)
USD	(10,931)	05/15/2033	1M	MSI	1 day USD OBFR	Plains All American Pipeline LP	0	(740)	(740)
USD	(29,179)	05/20/2033	1M	GST	1 day USD OBFR	SPDR S&P Metals & Mining ETF	0	(741)	(741)
USD	(7,921)	05/20/2033	1M	GST	1 day USD OBFR	GE Vernova, Inc.	0	(746)	(746)
USD	(28,760)	05/20/2033	1M	GST	1 day USD OBFR	Verisk Analytics, Inc.	0	(758)	(758)
USD	(15,592)	05/20/2033	1M	GST	1 day USD OBFR	First Solar, Inc.	0	(761)	(761)
USD	(3,316)	05/05/2028	1M	JPM	1 day USD OBFR	ArcBest Corp.	0	(766)	(766)
USD	21,506	05/20/2033	1M	GST	1 day USD OBFR	Tarsus Pharmaceuticals, Inc.	0	(769)	(769)
USD	(28,057)	05/15/2033	1M	MSI	1 day USD OBFR	InterContinental Hotels Group PLC	0	(771)	(771)
USD	(34,354)	05/15/2033	1M	MSI	1 day USD OBFR	Alliant Energy Corp.	0	(779)	(779)
USD	(635)	05/20/2033	1M	GST	1 day USD OBFR	MaxLinear, Inc.	0	(780)	(780)
USD	(18,032)	05/15/2033	1M	MSI	1 day USD OBFR	Wistron Corp.	0	(786)	(786)
USD	(9,057)	05/20/2033	1M	GST	1 day USD OBFR	Parade Technologies Ltd.	0	(790)	(790)
USD	(15,223)	05/15/2033	1M	MSI	1 day USD OBFR	Westlake Corp.	0	(801)	(801)
USD	(1,886)	05/05/2028	1M	JPM	1 day USD OBFR	QUALCOMM, Inc.	0	(808)	(808)
USD	(18,271)	05/15/2033	1M	MSI	1 day USD OBFR	Inventec Corp.	0	(816)	(816)
USD	(21,410)	05/15/2033	1M	MSI	1 day USD OBFR	ACM Research, Inc.	0	(817)	(817)
USD	(15,135)	05/05/2028	1M	JPM	1 day USD OBFR	Plains All American Pipeline LP	0	(818)	(818)
USD	(3,702)	05/05/2028	1M	JPM	1 day USD OBFR	Entegris, Inc.	0	(826)	(826)
USD	(19,299)	05/20/2033	1M	GST	1 day USD OBFR	Novo Nordisk AS	0	(840)	(840)
USD	(8,132)	05/05/2028	1M	JPM	1 day USD OBFR	Quanta Computer, Inc.	0	(845)	(845)
USD	(39,897)	05/20/2033	1M	GST	1 day USD OBFR	Accenture PLC	0	(849)	(849)
USD	(4,135)	05/15/2033	1M	MSI	1 day USD OBFR	Powell Industries, Inc.	0	(856)	(856)
USD	(9,712)	05/20/2033	1M	GST	1 day USD OBFR	Borr Drilling Ltd.	0	(859)	(859)
USD	(44,264)	05/20/2033	1M	GST	1 day USD OBFR	Exelixis, Inc.	0	(863)	(863)
USD	19,747	05/05/2028	1M	GST	1 day USD OBFR	Krystal Biotech, Inc.	0	(865)	(865)
USD	7,462	05/05/2028	1M	JPM	1 day USD OBFR	Globant SA	0	(866)	(866)
USD	(3,757)	05/05/2028	1M	JPM	1 day USD OBFR	Parade Technologies Ltd.	0	(891)	(891)
USD	(60,819)	05/20/2033	1M	GST	1 day USD OBFR	iShares Russell 2000 ETF	0	(891)	(891)
USD	(30,847)	05/20/2033	1M	GST	1 day USD OBFR	ARM Holdings PLC	0	(912)	(912)
USD	(7,834)	05/15/2033	1M	MSI	1 day USD OBFR	PureCycle Technologies, Inc.	0	(925)	(925)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(33,280)	05/20/2033	1M	GST	1 day USD OBFR	Biogen, Inc.	$0	$(980)	$(980)
USD	(41,724)	05/20/2033	1M	GST	1 day USD OBFR	Cigna Group	0	(992)	(992)
USD	(16,030)	05/15/2033	1M	MSI	1 day USD OBFR	SoftBank Group Corp.	0	(1,021)	(1,021)
USD	(18,208)	05/20/2033	1M	GST	1 day USD OBFR	Winbond Electronics Corp.	0	(1,045)	(1,045)
USD	(47,721)	05/20/2033	1M	GST	1 day USD OBFR	Cadence Design Systems, Inc.	0	(1,058)	(1,058)
USD	(13,896)	05/15/2033	1M	MSI	1 day USD OBFR	Photronics, Inc.	0	(1,097)	(1,097)
USD	(137,411)	05/15/2033	1M	MSI	1 day USD OBFR	Blue Owl Capital, Inc.	0	(1,136)	(1,136)
USD	(30,343)	05/15/2033	1M	MSI	1 day USD OBFR	EQT Corp.	0	(1,139)	(1,139)
USD	(10,295)	05/15/2033	1M	MSI	1 day USD OBFR	Cisco Systems, Inc.	0	(1,143)	(1,143)
USD	(6,932)	05/15/2033	1M	MSI	1 day USD OBFR	Caterpillar, Inc.	0	(1,150)	(1,150)
USD	(34,555)	05/15/2033	1M	MSI	1 day USD OBFR	Procter & Gamble Co.	0	(1,156)	(1,156)
USD	(27,025)	05/15/2033	1M	MSI	1 day USD OBFR	Conagra Brands, Inc.	0	(1,170)	(1,170)
USD	(37,409)	05/05/2028	1M	JPM	1 day USD OBFR	Winbond Electronics Corp.	0	(1,191)	(1,191)
USD	(11,175)	05/05/2028	1M	JPM	1 day USD OBFR	Landbridge Co. LLC	0	(1,196)	(1,196)
USD	(12,312)	05/20/2033	1M	GST	1 day USD OBFR	California Resources Corp.	0	(1,204)	(1,204)
USD	(51,919)	05/15/2033	1M	MSI	1 day USD OBFR	International Business Machines Corp.	0	(1,206)	(1,206)
USD	(149,466)	05/15/2033	1M	MSI	1 day USD OBFR	LPL Financial Holdings, Inc.	0	(1,227)	(1,227)
USD	(57,435)	05/15/2033	1M	MSI	1 day USD OBFR	Kroger Co.	0	(1,241)	(1,241)
USD	(14,402)	05/15/2033	1M	MSI	1 day USD OBFR	Mach Natural Resources LP	0	(1,247)	(1,247)
USD	(20,785)	05/15/2033	1M	MSI	1 day USD OBFR	King Yuan Electronics Co., Ltd.	0	(1,268)	(1,268)
USD	(6,391)	05/20/2033	1M	GST	1 day USD OBFR	Sandisk Corp.	0	(1,284)	(1,284)
USD	(17,640)	05/15/2033	1M	MSI	1 day USD OBFR	Noble Corp. PLC	0	(1,343)	(1,343)
USD	(51,673)	05/20/2033	1M	GST	1 day USD OBFR	Dell Technologies, Inc.	0	(1,359)	(1,359)
USD	(39,689)	05/05/2028	1M	JPM	1 day USD OBFR	Hyatt Hotels Corp.	0	(1,365)	(1,365)
USD	(24,768)	05/20/2033	1M	GST	1 day USD OBFR	Analog Devices, Inc.	0	(1,379)	(1,379)
USD	(43,504)	05/20/2033	1M	GST	1 day USD OBFR	Fubon Financial Holding Co., Ltd.	0	(1,385)	(1,385)
USD	(28,686)	05/20/2033	1M	GST	1 day USD OBFR	Ciena Corp.	0	(1,386)	(1,386)
USD	(111,671)	05/15/2033	1M	MSI	1 day USD OBFR	Shinhan Financial Group Co., Ltd.	0	(1,386)	(1,386)
USD	(119,753)	05/15/2033	1M	MSI	1 day USD OBFR	Accenture PLC	0	(1,413)	(1,413)
USD	(70,333)	05/20/2033	1M	GST	1 day USD OBFR	Fair Isaac Corp.	0	(1,417)	(1,417)
USD	(7,988)	05/20/2033	1M	GST	1 day USD OBFR	Baker Hughes Co.	0	(1,418)	(1,418)
USD	(88,960)	05/15/2033	1M	MSI	1 day USD OBFR	Evergy, Inc.	0	(1,418)	(1,418)
USD	(729,170)	05/15/2033	1M	MSI	1 day USD OBFR	Invesco Senior Loan ETF	0	(1,420)	(1,420)
USD	(26,112)	05/15/2033	1M	MSI	1 day USD OBFR	Xcel Energy, Inc.	0	(1,428)	(1,428)
USD	(13,418)	05/15/2033	1M	MSI	1 day USD OBFR	Jabil, Inc.	0	(1,432)	(1,432)
USD	(85,598)	05/15/2033	1M	MSI	1 day USD OBFR	Park Hotels & Resorts, Inc.	0	(1,448)	(1,448)
USD	(17,424)	05/20/2033	1M	GST	1 day USD OBFR	LG Energy Solution Ltd.	0	(1,453)	(1,453)
USD	(10,780)	05/05/2028	1M	JPM	1 day USD OBFR	KLA Corp.	0	(1,472)	(1,472)
USD	(19,515)	05/15/2033	1M	MSI	1 day USD OBFR	Keysight Technologies, Inc.	0	(1,480)	(1,480)
USD	(222,687)	05/05/2028	1M	JPM	1 day USD OBFR	SPDR S&P Oil & Gas Exploration & Production ETF	0	(1,501)	(1,501)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(63,274)	05/15/2033	1M	MSI	1 day USD OBFR	Ameren Corp.	$0	$(1,506)	$(1,506)
USD	(40,512)	05/05/2028	1M	JPM	1 day USD OBFR	American Tower Corp.	0	(1,511)	(1,511)
USD	(21,672)	05/20/2033	1M	GST	1 day USD OBFR	Expand Energy Corp.	0	(1,516)	(1,516)
USD	(11,068)	05/20/2033	1M	GST	1 day USD OBFR	Alphabet, Inc.	0	(1,536)	(1,536)
USD	(11,180)	05/05/2028	1M	JPM	1 day USD OBFR	Cisco Systems, Inc.	0	(1,538)	(1,538)
USD	(43,062)	05/05/2028	1M	JPM	1 day USD OBFR	Xcel Energy, Inc.	0	(1,566)	(1,566)
USD	(153,342)	05/15/2033	1M	MSI	1 day USD OBFR	Spotify Technology SA	0	(1,611)	(1,611)
USD	(69,503)	05/15/2033	1M	MSI	1 day USD OBFR	SPDR S&P Metals & Mining ETF	0	(1,616)	(1,616)
USD	(5,736)	05/05/2028	1M	JPM	1 day USD OBFR	Comfort Systems USA, Inc.	0	(1,625)	(1,625)
USD	(144,819)	05/15/2033	1M	MSI	1 day USD OBFR	iShares Russell 2000 ETF	0	(1,671)	(1,671)
USD	(19,267)	05/20/2033	1M	GST	1 day USD OBFR	Constellation Energy Corp.	0	(1,704)	(1,704)
USD	(28,599)	05/20/2033	1M	GST	1 day USD OBFR	Eaton Corp. PLC	0	(1,712)	(1,712)
USD	(123,317)	05/20/2033	1M	GST	1 day USD OBFR	SPDR S&P 500 ETF Trust	0	(1,730)	(1,730)
USD	(3,547)	05/05/2028	1M	JPM	1 day USD OBFR	NXP Semiconductors NV	0	(1,737)	(1,737)
USD	(17,520)	05/15/2033	1M	MSI	1 day USD OBFR	Pure Storage, Inc.	0	(1,771)	(1,771)
USD	(10,457)	05/15/2033	1M	MSI	1 day USD OBFR	Helmerich & Payne, Inc.	0	(1,779)	(1,779)
USD	(12,820)	05/20/2033	1M	GST	1 day USD OBFR	BKV Corp.	0	(1,810)	(1,810)
USD	(32,594)	05/20/2033	1M	GST	1 day USD OBFR	AbbVie, Inc.	0	(1,839)	(1,839)
USD	(25,390)	05/15/2033	1M	MSI	1 day USD OBFR	National Energy Services Reunited Corp.	0	(1,869)	(1,869)
USD	(94,674)	05/15/2033	1M	MSI	1 day USD OBFR	Rio Tinto PLC	0	(1,887)	(1,887)
USD	(5,289)	05/05/2028	1M	JPM	1 day USD OBFR	Micron Technology, Inc.	0	(1,952)	(1,952)
USD	(52,463)	05/20/2033	1M	GST	1 day USD OBFR	Hyatt Hotels Corp.	0	(1,998)	(1,998)
USD	(27,542)	05/15/2033	1M	MSI	1 day USD OBFR	Magnolia Oil & Gas Corp.	0	(2,003)	(2,003)
USD	(4,340)	05/15/2033	1M	MSI	1 day USD OBFR	W&T Offshore, Inc.	0	(2,004)	(2,004)
USD	(16,327)	05/15/2033	1M	MSI	1 day USD OBFR	Crescent Energy Co.	0	(2,005)	(2,005)
USD	(37,967)	05/15/2033	1M	MSI	1 day USD OBFR	Target Corp.	0	(2,126)	(2,126)
USD	(14,499)	05/20/2033	1M	GST	1 day USD OBFR	Powell Industries, Inc.	0	(2,137)	(2,137)
USD	(72,831)	05/15/2033	1M	MSI	1 day USD OBFR	Kraft Heinz Co.	0	(2,151)	(2,151)
USD	(15,715)	05/15/2033	1M	MSI	1 day USD OBFR	WaterBridge Infrastructure LLC	0	(2,159)	(2,159)
USD	(214,332)	05/20/2033	1M	GST	1 day USD OBFR	Apollo Global Management, Inc.	0	(2,175)	(2,175)
USD	(33,635)	05/05/2028	1M	JPM	1 day USD OBFR	Energy Transfer LP	0	(2,182)	(2,182)
USD	63,833	05/15/2033	1M	MSI	1 day USD OBFR	Uber Technologies, Inc.	0	(2,205)	(2,205)
USD	(84,061)	05/05/2028	1M	JPM	1 day USD OBFR	Plains GP Holdings LP	0	(2,223)	(2,223)
USD	(39,161)	05/20/2033	1M	GST	1 day USD OBFR	EQT Corp.	0	(2,234)	(2,234)
USD	(389,116)	05/20/2033	1M	GST	1 day USD OBFR	American Tower Corp.	0	(2,249)	(2,249)
USD	(19,532)	05/05/2028	1M	JPM	1 day USD OBFR	Crowdstrike Holdings, Inc.	0	(2,310)	(2,310)
USD	(10,857)	05/05/2028	1M	JPM	1 day USD OBFR	Ciena Corp.	0	(2,333)	(2,333)
USD	(1,056)	05/15/2033	1M	MSI	1 day USD OBFR	MaxLinear, Inc.	0	(2,340)	(2,340)
USD	(229,315)	05/15/2033	1M	MSI	1 day USD OBFR	Sysco Corp.	0	(2,361)	(2,361)
USD	(39,757)	05/20/2033	1M	GST	1 day USD OBFR	Texas Instruments, Inc.	0	(2,405)	(2,405)
USD	(72,582)	05/15/2033	1M	MSI	1 day USD OBFR	AT&T, Inc.	0	(2,405)	(2,405)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(214,166)	05/20/2033	1M	GST	1 day USD OBFR	American Express Co.	$0	$(2,416)	$(2,416)
USD	(121,035)	05/15/2033	1M	MSI	1 day USD OBFR	Utilities Select Sector SPDR Fund	0	(2,462)	(2,462)
USD	(34,980)	05/20/2033	1M	GST	1 day USD OBFR	Vertiv Holdings Co.	0	(2,468)	(2,468)
USD	(36,824)	05/15/2033	1M	MSI	1 day USD OBFR	Chroma ATE, Inc.	0	(2,486)	(2,486)
USD	(76,270)	05/20/2033	1M	GST	1 day USD OBFR	Range Resources Corp.	0	(2,552)	(2,552)
USD	(22,355)	05/20/2033	1M	GST	1 day USD OBFR	Caterpillar, Inc.	0	(2,610)	(2,610)
USD	(11,354)	05/05/2028	1M	JPM	1 day USD OBFR	W&T Offshore, Inc.	0	(2,623)	(2,623)
USD	(107,229)	05/15/2033	1M	MSI	1 day USD OBFR	Birkenstock Holding PLC	0	(2,637)	(2,637)
USD	16,785	05/20/2033	1M	GST	1 day USD OBFR	Qiagen NV	0	(2,642)	(2,642)
USD	(29,577)	05/20/2033	1M	GST	1 day USD OBFR	Occidental Petroleum Corp.	0	(2,651)	(2,651)
USD	(35,577)	05/15/2033	1M	MSI	1 day USD OBFR	Cracker Barrel Old Country Store, Inc.	0	(2,662)	(2,662)
USD	(121,097)	05/20/2033	1M	GST	1 day USD OBFR	CenterPoint Energy, Inc.	0	(2,694)	(2,694)
USD	(14,192)	05/05/2028	1M	JPM	1 day USD OBFR	Eaton Corp. PLC	0	(2,696)	(2,696)
USD	(16,539)	05/05/2028	1M	JPM	1 day USD OBFR	Hon Hai Precision Industry Co., Ltd.	0	(2,803)	(2,803)
USD	(137,609)	05/20/2033	1M	GST	1 day USD OBFR	iShares MSCI Brazil ETF	0	(2,810)	(2,810)
USD	(56,526)	05/15/2033	1M	MSI	1 day USD OBFR	Northern Oil & Gas, Inc.	0	(2,819)	(2,819)
USD	(52,596)	05/05/2028	1M	JPM	1 day USD OBFR	Woori Financial Group, Inc.	0	(2,820)	(2,820)
USD	(20,802)	05/15/2033	1M	MSI	1 day USD OBFR	Globalwafers Co., Ltd.	0	(2,984)	(2,984)
USD	(23,781)	05/20/2033	1M	GST	1 day USD OBFR	Murphy Oil Corp.	0	(2,987)	(2,987)
USD	(17,703)	05/15/2033	1M	MSI	1 day USD OBFR	Bel Fuse, Inc.	0	(2,990)	(2,990)
USD	(37,143)	05/15/2033	1M	MSI	1 day USD OBFR	Cheniere Energy, Inc.	0	(3,000)	(3,000)
USD	(24,390)	05/15/2033	1M	MSI	1 day USD OBFR	Lattice Semiconductor Corp.	0	(3,123)	(3,123)
USD	(46,167)	05/15/2033	1M	MSI	1 day USD OBFR	Apollo Global Management, Inc.	0	(3,133)	(3,133)
USD	(23,452)	05/20/2033	1M	GST	1 day USD OBFR	Verizon Communications, Inc.	0	(3,141)	(3,141)
USD	(48,569)	05/15/2033	1M	MSI	1 day USD OBFR	Trane Technologies PLC	0	(3,148)	(3,148)
USD	(130,569)	05/15/2033	1M	MSI	1 day USD OBFR	Campbell's Co.	0	(3,321)	(3,321)
USD	(39,758)	05/20/2033	1M	GST	1 day USD OBFR	Coherent Corp.	0	(3,403)	(3,403)
USD	(17,518)	05/15/2033	1M	MSI	1 day USD OBFR	AURAS Technology Co., Ltd.	0	(3,441)	(3,441)
USD	(164,865)	05/05/2028	1M	JPM	1 day USD OBFR	Mitsubishi UFJ Financial Group, Inc.	0	(3,470)	(3,470)
USD	53,384	05/20/2033	1M	GST	1 day USD OBFR	AstraZeneca PLC	0	(3,543)	(3,543)
USD	(31,638)	05/20/2033	1M	GST	1 day USD OBFR	Marvell Technology, Inc.	0	(3,704)	(3,704)
USD	(24,798)	05/20/2033	1M	GST	1 day USD OBFR	Sprouts Farmers Market, Inc.	0	(3,767)	(3,767)
USD	(23,949)	05/20/2033	1M	GST	1 day USD OBFR	Alchip Technologies Ltd.	0	(3,818)	(3,818)
USD	(136,130)	05/15/2033	1M	MSI	1 day USD OBFR	American Tower Corp.	0	(3,826)	(3,826)
USD	(29,255)	05/15/2033	1M	MSI	1 day USD OBFR	Astera Labs, Inc.	0	(3,851)	(3,851)
USD	(30,242)	05/15/2033	1M	MSI	1 day USD OBFR	Valero Energy Corp.	0	(3,857)	(3,857)
USD	(32,564)	05/15/2033	1M	MSI	1 day USD OBFR	Arista Networks, Inc.	0	(3,878)	(3,878)
USD	(20,205)	05/20/2033	1M	GST	1 day USD OBFR	Generac Holdings, Inc.	0	(3,903)	(3,903)
USD	(102,200)	05/15/2033	1M	MSI	1 day USD OBFR	Walmart, Inc.	0	(4,020)	(4,020)
USD	(250,912)	05/15/2033	1M	MSI	1 day USD OBFR	Ameriprise Financial, Inc.	0	(4,050)	(4,050)
USD	(40,897)	05/20/2033	1M	GST	1 day USD OBFR	GLOBALFOUNDRIES, Inc.	0	(4,065)	(4,065)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(55,856)	05/20/2033	1M	GST	1 day USD OBFR	iShares Semiconductor ETF	$0	$(4,132)	$(4,132)
USD	(52,482)	05/15/2033	1M	MSI	1 day USD OBFR	Energy Transfer LP	0	(4,151)	(4,151)
USD	(189,463)	05/20/2033	1M	GST	1 day USD OBFR	Restaurant Brands International, Inc.	0	(4,250)	(4,250)
USD	122,349	05/20/2033	1M	GST	1 day USD OBFR	Uber Technologies, Inc.	0	(4,390)	(4,390)
USD	(30,799)	05/05/2028	1M	JPM	1 day USD OBFR	Pacira BioSciences, Inc.	0	(4,453)	(4,453)
USD	(12,773)	05/15/2033	1M	MSI	1 day USD OBFR	QUALCOMM, Inc.	0	(4,467)	(4,467)
USD	(126,999)	05/15/2033	1M	MSI	1 day USD OBFR	Thomson Reuters Corp.	0	(4,479)	(4,479)
USD	(28,156)	05/20/2033	1M	GST	1 day USD OBFR	Asia Vital Components Co., Ltd.	0	(4,562)	(4,562)
USD	(19,477)	05/15/2033	1M	MSI	1 day USD OBFR	Aehr Test Systems	0	(4,612)	(4,612)
USD	(42,792)	05/20/2033	1M	GST	1 day USD OBFR	Suncor Energy, Inc.	0	(4,719)	(4,719)
USD	(70,148)	05/20/2033	1M	GST	1 day USD OBFR	NOV, Inc.	0	(4,838)	(4,838)
USD	(78,441)	05/05/2028	1M	JPM	1 day USD OBFR	Cracker Barrel Old Country Store, Inc.	0	(4,847)	(4,847)
USD	(70,419)	05/15/2033	1M	MSI	1 day USD OBFR	OmniVision Integrated Circuits Group, Inc.	0	(4,925)	(4,925)
USD	(14,783)	05/15/2033	1M	MSI	1 day USD OBFR	GLOBALFOUNDRIES, Inc.	0	(4,985)	(4,985)
USD	(19,055)	05/15/2033	1M	MSI	1 day USD OBFR	Wiwynn Corp.	0	(5,051)	(5,051)
USD	(61,045)	05/05/2028	1M	JPM	1 day USD OBFR	Kakao Corp.	0	(5,072)	(5,072)
USD	(24,702)	05/05/2028	1M	JPM	1 day USD OBFR	MACOM Technology Solutions Holdings, Inc.	0	(5,148)	(5,148)
USD	(206,313)	05/15/2033	1M	MSI	1 day USD OBFR	Regions Financial Corp.	0	(5,186)	(5,186)
USD	(6,043)	05/05/2028	1M	JPM	1 day USD OBFR	Intel Corp.	0	(5,200)	(5,200)
USD	(131,560)	05/15/2033	1M	MSI	1 day USD OBFR	General Mills, Inc.	0	(5,217)	(5,217)
USD	(13,192)	05/15/2033	1M	MSI	1 day USD OBFR	NXP Semiconductors NV	0	(5,305)	(5,305)
USD	(56,063)	05/05/2028	1M	JPM	1 day USD OBFR	Kumho Petrochemical Co., Ltd.	0	(5,354)	(5,354)
USD	(62,452)	05/15/2033	1M	MSI	1 day USD OBFR	Mondelez International, Inc.	0	(5,378)	(5,378)
USD	(80,537)	05/20/2033	1M	GST	1 day USD OBFR	Blue Owl Capital, Inc.	0	(5,429)	(5,429)
USD	(91,413)	05/05/2028	1M	JPM	1 day USD OBFR	American Express Co.	0	(5,463)	(5,463)
USD	(20,027)	05/05/2028	1M	JPM	1 day USD OBFR	Yageo Corp.	0	(5,490)	(5,490)
USD	(1,956)	05/05/2028	1M	JPM	1 day USD OBFR	MaxLinear, Inc.	0	(5,544)	(5,544)
USD	(26,375)	05/15/2033	1M	MSI	1 day USD OBFR	Gold Circuit Electronics Ltd.	0	(5,700)	(5,700)
USD	(25,150)	05/20/2033	1M	GST	1 day USD OBFR	SK Square Co., Ltd.	0	(5,730)	(5,730)
USD	(58,589)	05/15/2033	1M	MSI	1 day USD OBFR	Vertiv Holdings Co.	0	(5,795)	(5,795)
USD	(21,116)	05/15/2033	1M	MSI	1 day USD OBFR	United Microelectronics Corp.	0	(5,817)	(5,817)
USD	(37,859)	05/15/2033	1M	MSI	1 day USD OBFR	Suncor Energy, Inc.	0	(5,818)	(5,818)
USD	(23,539)	05/15/2033	1M	MSI	1 day USD OBFR	Microchip Technology, Inc.	0	(5,821)	(5,821)
USD	(121,917)	05/15/2033	1M	MSI	1 day USD OBFR	Plains GP Holdings LP	0	(5,908)	(5,908)
USD	(38,658)	05/20/2033	1M	GST	1 day USD OBFR	WaterBridge Infrastructure LLC	0	(5,950)	(5,950)
USD	(72,745)	05/05/2028	1M	JPM	1 day USD OBFR	Novatek Microelectronics Corp.	0	(5,969)	(5,969)
USD	(9,203)	05/05/2028	1M	JPM	1 day USD OBFR	Astera Labs, Inc.	0	(5,987)	(5,987)
USD	(40,617)	05/15/2033	1M	MSI	1 day USD OBFR	Verizon Communications, Inc.	0	(6,072)	(6,072)
USD	(404,286)	05/20/2033	1M	GST	1 day USD OBFR	AT&T, Inc.	0	(6,160)	(6,160)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(48,722)	05/15/2033	1M	MSI	1 day USD OBFR	Granite Ridge Resources, Inc.	$0	$(6,193)	$(6,193)
USD	(39,166)	05/15/2033	1M	MSI	1 day USD OBFR	Baker Hughes Co.	0	(6,259)	(6,259)
USD	(377,171)	05/15/2033	1M	MSI	1 day USD OBFR	American Express Co.	0	(6,324)	(6,324)
USD	(98,724)	05/15/2033	1M	MSI	1 day USD OBFR	Cadence Design Systems, Inc.	0	(6,415)	(6,415)
USD	(98,661)	05/05/2028	1M	JPM	1 day USD OBFR	Cheesecake Factory, Inc.	0	(6,458)	(6,458)
USD	(153,003)	05/15/2033	1M	MSI	1 day USD OBFR	Starbucks Corp.	0	(6,467)	(6,467)
USD	(25,288)	05/20/2033	1M	GST	1 day USD OBFR	TTM Technologies, Inc.	0	(6,514)	(6,514)
USD	(209,405)	05/20/2033	1M	GST	1 day USD OBFR	Walmart, Inc.	0	(6,597)	(6,597)
USD	(26,988)	05/20/2033	1M	GST	1 day USD OBFR	Seagate Technology Holdings PLC	0	(6,695)	(6,695)
USD	(15,618)	05/15/2033	1M	MSI	1 day USD OBFR	Ring Energy, Inc.	0	(6,796)	(6,796)
USD	(266,014)	05/15/2033	1M	MSI	1 day USD OBFR	iShares MSCI Brazil ETF	0	(7,043)	(7,043)
USD	(91,010)	05/15/2033	1M	MSI	1 day USD OBFR	MSXXAI Index	0	(7,082)	(7,082)
USD	(45,642)	05/05/2028	1M	JPM	1 day USD OBFR	LG Display Co., Ltd.	0	(7,095)	(7,095)
USD	(87,462)	05/15/2033	1M	MSI	1 day USD OBFR	Kimbell Royalty Partners LP	0	(7,125)	(7,125)
USD	(183,482)	05/20/2033	1M	GST	1 day USD OBFR	Exxon Mobil Corp.	0	(7,270)	(7,270)
USD	(24,101)	05/15/2033	1M	MSI	1 day USD OBFR	Allegro MicroSystems, Inc.	0	(7,279)	(7,279)
USD	(290,413)	05/15/2033	1M	MSI	1 day USD OBFR	Invesco QQQ Trust	0	(7,399)	(7,399)
USD	(92,430)	05/05/2028	1M	JPM	1 day USD OBFR	Expedia Group, Inc.	0	(7,415)	(7,415)
USD	(96,394)	05/15/2033	1M	MSI	1 day USD OBFR	iShares Semiconductor ETF	0	(7,430)	(7,430)
USD	(175,897)	05/15/2033	1M	MSI	1 day USD OBFR	MSZZMOMO Index	0	(7,550)	(7,550)
USD	(50,941)	05/05/2028	1M	JPM	1 day USD OBFR	LG Energy Solution Ltd.	0	(7,579)	(7,579)
USD	(37,259)	05/20/2033	1M	GST	1 day USD OBFR	HD Hyundai Electric Co., Ltd.	0	(7,626)	(7,626)
USD	(230,652)	05/15/2033	1M	MSI	1 day USD OBFR	Moody's Corp.	0	(7,663)	(7,663)
USD	(718,142)	05/15/2033	1M	MSI	1 day USD OBFR	SPDR S&P 500 ETF Trust	0	(7,705)	(7,705)
USD	(92,641)	05/20/2033	1M	GST	1 day USD OBFR	Schlumberger NV	0	(7,809)	(7,809)
USD	(77,548)	05/20/2033	1M	GST	1 day USD OBFR	Dow, Inc.	0	(7,845)	(7,845)
USD	(34,421)	05/20/2033	1M	GST	1 day USD OBFR	QUALCOMM, Inc.	0	(8,140)	(8,140)
USD	(15,942)	05/05/2028	1M	JPM	1 day USD OBFR	Sandisk Corp.	0	(8,181)	(8,181)
USD	(55,017)	05/05/2028	1M	JPM	1 day USD OBFR	L&F Co., Ltd.	0	(8,295)	(8,295)
USD	(136,827)	05/05/2028	1M	JPM	1 day USD OBFR	Shake Shack, Inc.	0	(8,359)	(8,359)
USD	(259,754)	05/20/2033	1M	GST	1 day USD OBFR	Kinder Morgan, Inc.	0	(8,366)	(8,366)
USD	(37,575)	05/15/2033	1M	MSI	1 day USD OBFR	Phison Electronics Corp.	0	(8,405)	(8,405)
USD	(126,127)	05/05/2028	1M	JPM	1 day USD OBFR	Carlyle Group, Inc.	0	(8,611)	(8,611)
USD	(19,973)	05/20/2033	1M	GST	1 day USD OBFR	Intel Corp.	0	(8,749)	(8,749)
USD	(120,219)	05/15/2033	1M	MSI	1 day USD OBFR	Celestica, Inc.	0	(8,802)	(8,802)
USD	(28,407)	05/20/2033	1M	GST	1 day USD OBFR	Samsung SDI Co., Ltd.	0	(8,978)	(8,978)
USD	(65,876)	05/05/2028	1M	JPM	1 day USD OBFR	Wistron Corp.	0	(8,995)	(8,995)
USD	(17,105)	05/05/2028	1M	JPM	1 day USD OBFR	SiTime Corp.	0	(9,316)	(9,316)
USD	(184,018)	05/15/2033	1M	MSI	1 day USD OBFR	Texas Instruments, Inc.	0	(9,365)	(9,365)
USD	(342,603)	05/15/2033	1M	MSI	1 day USD OBFR (a)	MSXXALTS Alternatives Index	0	(9,518)	(9,518)
USD	(65,400)	05/20/2033	1M	GST	1 day USD OBFR	LG Electronics, Inc.	0	(9,526)	(9,526)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	(35,046)	05/05/2028	1M	JPM	1 day USD OBFR	AURAS Technology Co., Ltd.	$0	$(9,850)	$(9,850)
USD	(66,608)	05/05/2028	1M	JPM	1 day USD OBFR	Inventec Corp.	0	(9,962)	(9,962)
USD	(73,448)	05/05/2028	1M	JPM	1 day USD OBFR	Advantech Co., Ltd.	0	(10,169)	(10,169)
USD	(23,156)	05/15/2033	1M	MSI	1 day USD OBFR	Unimicron Technology Corp.	0	(10,343)	(10,343)
USD	(189,965)	05/15/2033	1M	MSI	1 day USD OBFR	Invesco Ltd.	0	(10,489)	(10,489)
USD	(30,415)	05/05/2028	1M	JPM	1 day USD OBFR	Western Digital Corp.	0	(13,037)	(13,037)
USD	(29,358)	05/05/2028	1M	JPM	1 day USD OBFR	Globalwafers Co., Ltd.	0	(13,160)	(13,160)
USD	(64,769)	05/05/2028	1M	JPM	1 day USD OBFR	Dell Technologies, Inc.	0	(13,614)	(13,614)
USD	(51,179)	05/15/2033	1M	MSI	1 day USD OBFR	POSCO Holdings, Inc.	0	(13,806)	(13,806)
USD	(170,925)	05/20/2033	1M	GST	1 day USD OBFR	Magnolia Oil & Gas Corp.	0	(13,872)	(13,872)
USD	(22,731)	05/05/2028	1M	JPM	1 day USD OBFR	Elite Material Co., Ltd.	0	(14,172)	(14,172)
USD	(211,918)	05/15/2033	1M	MSI	1 day USD OBFR	MSWEWLAI Index	0	(14,743)	(14,743)
USD	(134,732)	05/15/2033	1M	MSI	1 day USD OBFR	Micron Technology, Inc.	0	(15,244)	(15,244)
USD	(419,864)	05/15/2033	1M	MSI	1 day USD OBFR	Verisk Analytics, Inc.	0	(15,348)	(15,348)
USD	(159,395)	05/20/2033	1M	GST	1 day USD OBFR	Northern Oil & Gas, Inc.	0	(15,733)	(15,733)
USD	(78,273)	05/15/2033	1M	MSI	1 day USD OBFR	Marvell Technology, Inc.	0	(16,028)	(16,028)
USD	(153,639)	05/20/2033	1M	GST	1 day USD OBFR	VanEck Oil Services ETF	0	(17,141)	(17,141)
USD	(72,171)	05/15/2033	1M	MSI	1 day USD OBFR	ARM Holdings PLC	0	(17,215)	(17,215)
USD	(95,554)	05/15/2033	1M	MSI	1 day USD OBFR	Dell Technologies, Inc.	0	(17,410)	(17,410)
USD	(146,951)	05/20/2033	1M	GST	1 day USD OBFR	DT Midstream, Inc.	0	(17,614)	(17,614)
USD	(184,888)	05/15/2033	1M	MSI	1 day USD OBFR	Eaton Corp. PLC	0	(17,761)	(17,761)
USD	(210,272)	05/15/2033	1M	GST	1 day USD OBFR	EOG Resources, Inc.	0	(18,575)	(18,575)
USD	(94,276)	05/20/2033	1M	GST	1 day USD OBFR	Helmerich & Payne, Inc.	0	(18,788)	(18,788)
USD	(42,910)	05/05/2028	1M	JPM	1 day USD OBFR	Jentech Precision Industrial Co., Ltd.	0	(20,457)	(20,457)
USD	(138,935)	05/05/2028	1M	JPM	1 day USD OBFR	Blue Owl Capital, Inc.	0	(21,375)	(21,375)
USD	(74,798)	05/20/2033	1M	GST	1 day USD OBFR	Hanmi Semiconductor Co., Ltd.	0	(22,575)	(22,575)
USD	(63,093)	05/15/2033	1M	MSI	1 day USD OBFR	HD Hyundai Heavy Industries Co., Ltd.	0	(28,993)	(28,993)
USD	(403,963)	05/05/2028	1M	JPM	1 day USD OBFR	Morgan Stanley	0	(30,946)	(30,946)
USD	(87,761)	05/05/2028	1M	JPM	1 day USD OBFR	Texas Instruments, Inc.	0	(36,195)	(36,195)
USD	(275,415)	05/15/2033	1M	MSI	1 day USD OBFR	Alphabet, Inc.	0	(38,540)	(38,540)
USD	(214,572)	05/05/2028	1M	JPM	1 day USD OBFR	Cadence Design Systems, Inc.	0	(38,554)	(38,554)
USD	(227,543)	05/15/2033	1M	MSI	1 day USD OBFR	Taiwan High Momentum Index	0	(41,588)	(41,588)
USD	(660,139)	05/15/2033	1M	MSI	1 day USD OBFR	Energy Select Sector SPDR Fund	0	(49,279)	(49,279)
USD	(56,716)	05/05/2028	1M	JPM	1 day USD OBFR	Global Unichip Corp.	0	(49,321)	(49,321)
USD	(629,094)	05/15/2033	1M	MSI	1 day USD OBFR	VanEck Semiconductor ETF	0	(62,578)	(62,578)
USD	(1,009,213)	05/15/2033	1M	MSI	1 day USD OBFR	SPDR S&P Oil & Gas Exploration & Production ETF	0	(85,709)	(85,709)
DKK	(5,216)	05/15/2033	1M	MSI	1 Month DKK CIBOR	Novonesis Novozymes B	0	(154)	(154)
DKK	(68,447)	05/20/2033	1M	GST	1 Month DKK CIBOR	AP Moller - Maersk AS	0	(403)	(403)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
DKK	(20,628)	05/20/2033	1M	GST	1 Month DKK CIBOR	Novonesis Novozymes B	$0	$(490)	$(490)
NOK	(2,856)	05/15/2033	1M	MSI	1 Month NOK NIBOR	AutoStore Holdings Ltd.	0	(275)	(275)
NOK	(19,893)	05/20/2033	1M	GST	1 Month NOK NIBOR	AutoStore Holdings Ltd.	0	(1,677)	(1,677)
NOK	(30,637)	05/05/2028	1M	JPM	1 Month NOK NIBOR	AutoStore Holdings Ltd.	0	(7,437)	(7,437)
CHF	(1,059)	05/05/2028	1M	JPM	12 Month CHF SARON	Partners Group Holding AG	0	(4)	(4)
CHF	(2,713)	05/05/2028	1M	JPM	12 Month CHF SARON	Georg Fischer AG	0	(9)	(9)
CHF	(23,742)	05/05/2028	1M	JPM	12 Month CHF SARON	Straumann Holding AG	0	(70)	(70)
CHF	(956)	05/05/2028	1M	JPM	12 Month CHF SARON	Galderma Group AG	0	(72)	(72)
CHF	(22,831)	05/20/2033	1M	GST	12 Month CHF SARON	Comet Holding AG	0	(109)	(109)
CHF	(2,405)	05/20/2033	1M	GST	12 Month CHF SARON	Bachem Holding AG	0	(116)	(116)
CHF	(2,190)	05/20/2033	1M	GST	12 Month CHF SARON	Galderma Group AG	0	(129)	(129)
CHF	(12,464)	05/20/2033	1M	GST	12 Month CHF SARON	Straumann Holding AG	0	(164)	(164)
CHF	(49,674)	05/20/2033	1M	GST	12 Month CHF SARON	Banque Cantonale Vaudoise	0	(319)	(319)
CHF	(7,717)	05/05/2028	1M	JPM	12 Month CHF SARON	Bachem Holding AG	0	(1,123)	(1,123)
CHF	(82,245)	05/05/2028	1M	JPM	12 Month CHF SARON	Givaudan SA	0	(1,715)	(1,715)
CHF	(75,745)	05/20/2033	1M	GST	12 Month CHF SARON	Nestle SA	0	(2,468)	(2,468)
CHF	(25,257)	05/05/2028	1M	JPM	12 Month CHF SARON	Belimo Holding AG	0	(3,397)	(3,397)
EUR	(151)	05/20/2033	1M	GST	12 Month EUR STR	Anheuser-Busch InBev SA	0	(1)	(1)
EUR	(321)	05/05/2028	1M	JPM	12 Month EUR STR	Schneider Electric SE	0	(6)	(6)
EUR	(4,181)	05/20/2033	1M	GST	12 Month EUR STR	Gestamp Automocion SA	0	(10)	(10)
EUR	(2,611)	05/05/2028	1M	JPM	12 Month EUR STR	Hensoldt AG	0	(19)	(19)
EUR	(230)	12/10/2029	1M	CBK	12 Month EUR STR	Scout24 SE	0	(20)	(20)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(813)	05/05/2028	1M	JPM	12 Month EUR STR	Industria de Diseno Textil SA	$0	$(22)	$(22)
EUR	(2,469)	05/20/2033	1M	GST	12 Month EUR STR	Webuild SpA	0	(22)	(22)
EUR	(3,575)	05/05/2028	1M	JPM	12 Month EUR STR	Accor SA	0	(28)	(28)
EUR	(219)	05/05/2028	1M	JPM	12 Month EUR STR	Kontron AG	0	(29)	(29)
EUR	(268,582)	05/15/2033	1M	MSI	12 Month EUR STR	Intesa Sanpaolo SpA	0	(31)	(31)
EUR	(40,306)	05/20/2033	1M	GST	12 Month EUR STR	Verisure PLC	0	(44)	(44)
EUR	(3,959)	05/05/2028	1M	JPM	12 Month EUR STR	Amadeus IT Group SA	0	(47)	(47)
EUR	(12,412)	05/05/2028	1M	JPM	12 Month EUR STR	Merlin Properties Socimi SA	0	(66)	(66)
EUR	(2,550)	05/15/2033	1M	MSI	12 Month EUR STR	EDP Renovaveis SA	0	(71)	(71)
EUR	(1,925)	05/05/2028	1M	JPM	12 Month EUR STR	Anheuser-Busch InBev SA	0	(89)	(89)
EUR	(7,161)	05/20/2033	1M	GST	12 Month EUR STR	Iberdrola SA	0	(100)	(100)
EUR	(25,372)	05/05/2028	1M	JPM	12 Month EUR STR	HUGO BOSS AG	0	(103)	(103)
EUR	(12,451)	05/20/2033	1M	GST	12 Month EUR STR	Merlin Properties Socimi SA	0	(166)	(166)
EUR	(9,165)	05/15/2033	1M	MSI	12 Month EUR STR	Veolia Environnement SA	0	(172)	(172)
EUR	(24,473)	05/20/2033	1M	GST	12 Month EUR STR	HOCHTIEF AG	0	(184)	(184)
EUR	(5,062)	05/05/2028	1M	JPM	12 Month EUR STR	Prosus NV	0	(184)	(184)
EUR	(778)	05/05/2028	1M	JPM	12 Month EUR STR	ASM International NV	0	(191)	(191)
EUR	(12,382)	05/15/2033	1M	MSI	12 Month EUR STR	Traton SE	0	(193)	(193)
EUR	(49,180)	05/15/2033	1M	MSI	12 Month EUR STR	Corp. ACCIONA Energias Renovables SA	0	(194)	(194)
EUR	(12,109)	05/15/2033	1M	MSI	12 Month EUR STR	Webuild SpA	0	(279)	(279)
EUR	(3,776)	05/20/2033	1M	GST	12 Month EUR STR	Siemens Energy AG	0	(281)	(281)
EUR	(87,601)	05/20/2033	1M	GST	12 Month EUR STR	Traton SE	0	(326)	(326)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(38,900)	05/20/2033	1M	GST	12 Month EUR STR	Carrefour SA	$0	$(334)	$(334)
EUR	(2,464)	05/05/2028	1M	JPM	12 Month EUR STR	Schaeffler AG	0	(337)	(337)
EUR	(7,132)	05/15/2033	1M	MSI	12 Month EUR STR	adidas AG	0	(343)	(343)
EUR	(90,060)	05/15/2033	1M	MSI	12 Month EUR STR	Iberdrola SA	0	(364)	(364)
EUR	(24,827)	05/15/2033	1M	MSI	12 Month EUR STR	CVC Capital Partners PLC	0	(435)	(435)
EUR	(134,747)	05/15/2033	1M	MSI	12 Month EUR STR	ASML Holding NV	0	(664)	(664)
EUR	(13,875)	05/15/2033	1M	MSI	12 Month EUR STR	Siemens AG	0	(667)	(667)
EUR	(50,542)	05/20/2033	1M	GST	12 Month EUR STR	CaixaBank SA	0	(681)	(681)
EUR	(57,525)	05/20/2033	1M	GST	12 Month EUR STR	VusionGroup	0	(685)	(685)
EUR	(24,880)	05/20/2033	1M	GST	12 Month EUR STR	Capgemini SE	0	(733)	(733)
EUR	(30,238)	05/20/2033	1M	GST	12 Month EUR STR	Corp. ACCIONA Energias Renovables SA	0	(756)	(756)
EUR	(48,721)	05/15/2033	1M	MSI	12 Month EUR STR	KION Group AG	0	(813)	(813)
EUR	(24,761)	05/20/2033	1M	GST	12 Month EUR STR	CVC Capital Partners PLC	0	(856)	(856)
EUR	(26,425)	05/15/2033	1M	MSI	12 Month EUR STR	Gestamp Automocion SA	0	(908)	(908)
EUR	(32,586)	05/15/2033	1M	MSI	12 Month EUR STR	Tkms AG& Co. KGaA	0	(926)	(926)
EUR	(55,994)	05/05/2028	1M	JPM	12 Month EUR STR	Ferrari NV	0	(1,047)	(1,047)
EUR	(196,752)	05/20/2033	1M	GST	12 Month EUR STR	STOXX Europe 600 Industrial Goods & Services Index	0	(1,084)	(1,084)
EUR	(17,782)	05/05/2028	1M	JPM	12 Month EUR STR	Brunello Cucinelli SpA	0	(1,086)	(1,086)
EUR	(86,151)	05/20/2033	1M	GST	12 Month EUR STR	Veolia Environnement SA	0	(1,125)	(1,125)
EUR	(51,358)	05/05/2028	1M	JPM	12 Month EUR STR	Bankinter SA	0	(1,250)	(1,250)
EUR	(52,549)	05/15/2033	1M	MSI	12 Month EUR STR	CaixaBank SA	0	(1,454)	(1,454)
EUR	(65,817)	05/20/2033	1M	GST	12 Month EUR STR	adidas AG	0	(1,575)	(1,575)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	(221,531)	05/15/2033	1M	MSI	12 Month EUR STR	Schneider Electric SE	$0	$(1,591)	$(1,591)
EUR	(48,985)	05/05/2028	1M	JPM	12 Month EUR STR	EDP Renovaveis SA	0	(1,634)	(1,634)
EUR	(16,834)	05/20/2033	1M	GST	12 Month EUR STR	BE Semiconductor Industries NV	0	(1,778)	(1,778)
EUR	(26,730)	05/20/2033	1M	GST	12 Month EUR STR	ASM International NV	0	(1,778)	(1,778)
EUR	(28,498)	05/20/2033	1M	GST	12 Month EUR STR	Maire SpA	0	(2,116)	(2,116)
EUR	(263,235)	05/20/2033	1M	GST	12 Month EUR STR	BNP Paribas SA	0	(2,209)	(2,209)
EUR	(7,529)	05/05/2028	1M	JPM	12 Month EUR STR	BE Semiconductor Industries NV	0	(2,381)	(2,381)
EUR	(34,985)	05/20/2033	1M	GST	12 Month EUR STR	Verbund AG	0	(2,399)	(2,399)
EUR	(52,261)	05/05/2028	1M	JPM	12 Month EUR STR	Sartorius AG	0	(2,481)	(2,481)
EUR	(8,037)	05/20/2033	1M	MSI	12 Month EUR STR	STMicroelectronics NV	0	(2,872)	(2,872)
EUR	(8,639)	05/10/2026	1M	CBK	12 Month EUR STR	Infineon Technologies AG	0	(2,928)	(2,928)
EUR	(15,537)	05/20/2033	1M	GST	12 Month EUR STR	Infineon Technologies AG	0	(3,014)	(3,014)
EUR	(8,842)	05/05/2028	1M	JPM	12 Month EUR STR	Nokia OYJ	0	(4,055)	(4,055)
EUR	(436,370)	05/15/2033	1M	MSI	12 Month EUR STR	Allianz SE	0	(4,323)	(4,323)
EUR	(17,771)	05/20/2033	1M	GST	12 Month EUR STR	STMicroelectronics NV	0	(4,458)	(4,458)
EUR	(20,518)	05/05/2028	1M	JPM	12 Month EUR STR	Siemens Energy AG	0	(4,745)	(4,745)
EUR	(150,031)	05/15/2033	1M	MSI	12 Month EUR STR	BASF SE	0	(5,374)	(5,374)
EUR	(476,196)	05/20/2033	1M	GST	12 Month EUR STR	Deutsche Boerse AG German Stock Index DAX	0	(6,626)	(6,626)
EUR	(405,612)	05/15/2033	1M	MSI	12 Month EUR STR	Euro Stoxx Banks Index	0	(8,384)	(8,384)
EUR	(198,183)	05/20/2033	1M	GST	12 Month EUR STR	Eni SpA	0	(16,378)	(16,378)
GBP	(938)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Johnson Matthey PLC	0	(16)	(16)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	(2,482)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Pearson PLC	$0	$(18)	$(18)
GBP	(2,242)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Informa PLC	0	(75)	(75)
GBP	(2,134)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	London Stock Exchange Group PLC	0	(87)	(87)
GBP	(6,904)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Greggs PLC	0	(100)	(100)
GBP	(2,552)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Tate & Lyle PLC	0	(161)	(161)
GBP	(24,647)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Pearson PLC	0	(170)	(170)
GBP	(5,564)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Halma PLC	0	(311)	(311)
GBP	(12,530)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Tate & Lyle PLC	0	(382)	(382)
GBP	(37,348)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Berkeley Group Holdings PLC	0	(403)	(403)
GBP	(5,612)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Burberry Group PLC	0	(522)	(522)
GBP	(51,667)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	UNITE Group PLC	0	(670)	(670)
GBP	(139,583)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Lloyds Banking Group PLC	0	(851)	(851)
GBP	(15,263)	05/05/2028	1M	JPM	12 Month GBP WMBA SONIA Compound	Tate & Lyle PLC	0	(860)	(860)
GBP	(121,972)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	HSBC Holdings PLC	0	(1,357)	(1,357)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	(79,875)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	OSB Group PLC	$0	$(2,593)	$(2,593)
GBP	(44,870)	05/20/2033	1M	GST	12 Month GBP WMBA SONIA Compound	Diversified Energy Co. PLC	0	(2,974)	(2,974)
GBP	(382,116)	05/15/2033	1M	MSI	12 Month GBP WMBA SONIA Compound	Legal & General Group PLC	0	(4,298)	(4,298)
JPY	(3,581)	05/05/2028	1M	JPM	12 Month JPY TONA	Sumitomo Corp.	0	(8)	(8)
JPY	(3,404)	05/05/2028	1M	JPM	12 Month JPY TONA	Toyo Tire Corp.	0	(10)	(10)
JPY	(347)	05/15/2033	1M	MSI	12 Month JPY TONA	Advantest Corp.	0	(11)	(11)
JPY	(2,302)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsui High-Tec, Inc.	0	(32)	(32)
JPY	(2,282)	05/05/2028	1M	JPM	12 Month JPY TONA	Fujitsu Ltd.	0	(40)	(40)
JPY	(3,702)	05/05/2028	1M	JPM	12 Month JPY TONA	Sanki Engineering Co., Ltd.	0	(42)	(42)
JPY	(3,499)	05/05/2028	1M	JPM	12 Month JPY TONA	Ryohin Keikaku Co., Ltd.	0	(57)	(57)
JPY	(888)	05/15/2033	1M	MSI	12 Month JPY TONA	Disco Corp.	0	(65)	(65)
JPY	(40,091)	05/05/2028	1M	JPM	12 Month JPY TONA	T&D Holdings, Inc.	0	(79)	(79)
JPY	(3,156)	05/05/2028	1M	JPM	12 Month JPY TONA	Chiyoda Corp.	0	(80)	(80)
JPY	(2,593)	05/05/2028	1M	JPM	12 Month JPY TONA	Ryoyo Ryosan Holdings, Inc.	0	(84)	(84)
JPY	(3,369)	05/05/2028	1M	JPM	12 Month JPY TONA	Yokohama Rubber Co., Ltd.	0	(94)	(94)
JPY	(1,331)	05/20/2033	1M	GST	12 Month JPY TONA	Tokyo Seimitsu Co., Ltd.	0	(98)	(98)
JPY	(839)	05/05/2028	1M	JPM	12 Month JPY TONA	Disco Corp.	0	(110)	(110)
JPY	(3,293)	05/20/2033	1M	GST	12 Month JPY TONA	Mitsubishi Heavy Industries Ltd.	0	(118)	(118)
JPY	(19,980)	05/05/2028	1M	JPM	12 Month JPY TONA	Shizuoka Financial Group, Inc.	0	(125)	(125)
JPY	(3,567)	05/05/2028	1M	JPM	12 Month JPY TONA	Takasago Thermal Engineering Co., Ltd.	0	(150)	(150)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(4,150)	05/05/2028	1M	JPM	12 Month JPY TONA	Brother Industries Ltd.	$0	$(152)	$(152)
JPY	(3,533)	05/05/2028	1M	JPM	12 Month JPY TONA	Ushio, Inc.	0	(158)	(158)
JPY	(1,796)	05/05/2028	1M	JPM	12 Month JPY TONA	Metaplanet, Inc.	0	(158)	(158)
JPY	(3,398)	05/05/2028	1M	JPM	12 Month JPY TONA	Sumitomo Heavy Industries Ltd.	0	(172)	(172)
JPY	(3,611)	05/05/2028	1M	JPM	12 Month JPY TONA	Meidensha Corp.	0	(173)	(173)
JPY	(3,294)	05/05/2028	1M	JPM	12 Month JPY TONA	Hosiden Corp.	0	(178)	(178)
JPY	(3,455)	05/05/2028	1M	JPM	12 Month JPY TONA	Dai-Dan Co., Ltd.	0	(189)	(189)
JPY	(3,756)	05/20/2033	1M	GST	12 Month JPY TONA	Advantest Corp.	0	(193)	(193)
JPY	(1,721)	05/05/2028	1M	JPM	12 Month JPY TONA	Kaga Electronics Co., Ltd.	0	(206)	(206)
JPY	(2,741)	05/05/2028	1M	JPM	12 Month JPY TONA	Shin Nippon Air Technologies Co., Ltd.	0	(208)	(208)
JPY	(894)	05/05/2028	1M	JPM	12 Month JPY TONA	Toenec Corp.	0	(211)	(211)
JPY	(2,781)	05/05/2028	1M	JPM	12 Month JPY TONA	Kitz Corp.	0	(222)	(222)
JPY	(1,283)	05/05/2028	1M	JPM	12 Month JPY TONA	Tocalo Co., Ltd.	0	(235)	(235)
JPY	(6,041)	05/05/2028	1M	JPM	12 Month JPY TONA	Kajima Corp.	0	(238)	(238)
JPY	(3,517)	05/05/2028	1M	JPM	12 Month JPY TONA	Hirose Electric Co., Ltd.	0	(240)	(240)
JPY	(3,872)	05/05/2028	1M	JPM	12 Month JPY TONA	Marubeni Corp.	0	(242)	(242)
JPY	(3,929)	05/05/2028	1M	JPM	12 Month JPY TONA	GS Yuasa Corp.	0	(248)	(248)
JPY	(4,146)	05/05/2028	1M	JPM	12 Month JPY TONA	Kawasaki Heavy Industries Ltd.	0	(260)	(260)
JPY	(3,146)	05/05/2028	1M	JPM	12 Month JPY TONA	Furuno Electric Co., Ltd.	0	(291)	(291)
JPY	(3,179)	05/05/2028	1M	JPM	12 Month JPY TONA	Organo Corp.	0	(306)	(306)
JPY	(3,205)	05/05/2028	1M	JPM	12 Month JPY TONA	Japan Material Co., Ltd.	0	(316)	(316)
JPY	(3,379)	05/05/2028	1M	JPM	12 Month JPY TONA	NIDEC Corp.	0	(345)	(345)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(3,362)	05/05/2028	1M	JPM	12 Month JPY TONA	Hamamatsu Photonics KK	$0	$(351)	$(351)
JPY	(2,380)	05/05/2028	1M	JPM	12 Month JPY TONA	SCREEN Holdings Co., Ltd.	0	(365)	(365)
JPY	(3,380)	05/05/2028	1M	JPM	12 Month JPY TONA	Kurita Water Industries Ltd.	0	(370)	(370)
JPY	(3,379)	05/15/2033	1M	MSI	12 Month JPY TONA	SUMCO Corp.	0	(400)	(400)
JPY	(3,235)	05/05/2028	1M	JPM	12 Month JPY TONA	Dexerials Corp.	0	(432)	(432)
JPY	(2,686)	05/05/2028	1M	JPM	12 Month JPY TONA	Tokyo Electron Device Ltd.	0	(436)	(436)
JPY	(3,036)	05/05/2028	1M	JPM	12 Month JPY TONA	Furukawa Electric Co., Ltd.	0	(464)	(464)
JPY	(3,026)	05/05/2028	1M	JPM	12 Month JPY TONA	Union Tool Co.	0	(466)	(466)
JPY	(3,456)	05/05/2028	1M	JPM	12 Month JPY TONA	Makita Corp.	0	(482)	(482)
JPY	(102,132)	05/20/2033	1M	GST	12 Month JPY TONA	Sumitomo Mitsui Trust Holdings, Inc.	0	(492)	(492)
JPY	(3,586)	05/05/2028	1M	JPM	12 Month JPY TONA	Sanken Electric Co., Ltd.	0	(492)	(492)
JPY	(3,340)	05/05/2028	1M	JPM	12 Month JPY TONA	Kandenko Co., Ltd.	0	(498)	(498)
JPY	(18,529)	05/20/2033	1M	GST	12 Month JPY TONA	Mitsui & Co., Ltd.	0	(498)	(498)
JPY	(3,372)	05/05/2028	1M	JPM	12 Month JPY TONA	Megachips Corp.	0	(509)	(509)
JPY	(3,113)	05/05/2028	1M	JPM	12 Month JPY TONA	NHK Spring Co., Ltd.	0	(538)	(538)
JPY	(3,189)	05/05/2028	1M	JPM	12 Month JPY TONA	Tri Chemical Laboratories, Inc.	0	(546)	(546)
JPY	(3,259)	05/05/2028	1M	JPM	12 Month JPY TONA	Macnica Holdings, Inc.	0	(580)	(580)
JPY	(3,204)	05/05/2028	1M	JPM	12 Month JPY TONA	Nomura Micro Science Co., Ltd.	0	(588)	(588)
JPY	(15,167)	05/05/2028	1M	JPM	12 Month JPY TONA	NEC Corp.	0	(602)	(602)
JPY	(3,605)	05/05/2028	1M	JPM	12 Month JPY TONA	Horiba Ltd.	0	(621)	(621)
JPY	(3,212)	05/05/2028	1M	JPM	12 Month JPY TONA	Amada Co., Ltd.	0	(625)	(625)
JPY	(3,601)	05/05/2028	1M	JPM	12 Month JPY TONA	Furuya Metal Co., Ltd.	0	(640)	(640)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(3,245)	05/05/2028	1M	JPM	12 Month JPY TONA	DMG Mori Co., Ltd.	$0	$(647)	$(647)
JPY	(22,818)	05/20/2033	1M	GST	12 Month JPY TONA	Lasertec Corp.	0	(648)	(648)
JPY	(3,269)	05/05/2028	1M	JPM	12 Month JPY TONA	THK Co., Ltd.	0	(676)	(676)
JPY	(3,451)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsubishi Electric Corp.	0	(684)	(684)
JPY	(4,073)	05/05/2028	1M	JPM	12 Month JPY TONA	Panasonic Holdings Corp.	0	(686)	(686)
JPY	(3,573)	05/05/2028	1M	JPM	12 Month JPY TONA	Kinden Corp.	0	(688)	(688)
JPY	(3,183)	05/05/2028	1M	JPM	12 Month JPY TONA	Minebea Mitsumi, Inc.	0	(707)	(707)
JPY	(19,136)	05/05/2028	1M	JPM	12 Month JPY TONA	Toyota Tsusho Corp.	0	(712)	(712)
JPY	(13,425)	05/15/2033	1M	MSI	12 Month JPY TONA	Tokyo Seimitsu Co., Ltd.	0	(734)	(734)
JPY	(3,191)	05/05/2028	1M	JPM	12 Month JPY TONA	Micronics Japan Co., Ltd.	0	(738)	(738)
JPY	(3,531)	05/05/2028	1M	JPM	12 Month JPY TONA	Sinfonia Technology Co., Ltd.	0	(753)	(753)
JPY	(4,496)	05/05/2028	1M	JPM	12 Month JPY TONA	Oki Electric Industry Co., Ltd.	0	(780)	(780)
JPY	(3,143)	05/05/2028	1M	JPM	12 Month JPY TONA	Fuji Corp.	0	(803)	(803)
JPY	(22,058)	05/20/2033	1M	GST	12 Month JPY TONA	Disco Corp.	0	(806)	(806)
JPY	(3,400)	05/05/2028	1M	JPM	12 Month JPY TONA	Meiko Electronics Co., Ltd.	0	(820)	(820)
JPY	(3,238)	05/05/2028	1M	JPM	12 Month JPY TONA	SWCC Corp.	0	(836)	(836)
JPY	(3,085)	05/05/2028	1M	JPM	12 Month JPY TONA	Towa Corp.	0	(865)	(865)
JPY	(4,024)	05/05/2028	1M	JPM	12 Month JPY TONA	NGK Insulators Ltd.	0	(896)	(896)
JPY	(3,496)	05/05/2028	1M	JPM	12 Month JPY TONA	Daihen Corp.	0	(936)	(936)
JPY	(42,244)	05/15/2033	1M	MSI	12 Month JPY TONA	Resona Holdings, Inc.	0	(946)	(946)
JPY	(3,429)	05/05/2028	1M	JPM	12 Month JPY TONA	Nippon Electric Glass Co., Ltd.	0	(952)	(952)
JPY	(3,492)	05/05/2028	1M	JPM	12 Month JPY TONA	CKD Corp.	0	(968)	(968)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(3,123)	05/05/2028	1M	JPM	12 Month JPY TONA	Rorze Corp.	$0	$(1,016)	$(1,016)
JPY	(33,654)	05/15/2033	1M	MSI	12 Month JPY TONA	Tokyo Electron Ltd.	0	(1,114)	(1,114)
JPY	(2,712)	05/05/2028	1M	JPM	12 Month JPY TONA	Optorun Co., Ltd.	0	(1,193)	(1,193)
JPY	(2,787)	05/05/2028	1M	JPM	12 Month JPY TONA	SUMCO Corp.	0	(1,226)	(1,226)
JPY	(8,603)	05/05/2028	1M	JPM	12 Month JPY TONA	Aisin Corp.	0	(1,276)	(1,276)
JPY	(3,237)	05/05/2028	1M	JPM	12 Month JPY TONA	Harmonic Drive Systems, Inc.	0	(1,277)	(1,277)
JPY	(3,447)	05/05/2028	1M	JPM	12 Month JPY TONA	Tsugami Corp.	0	(1,296)	(1,296)
JPY	(3,920)	05/05/2028	1M	JPM	12 Month JPY TONA	Nichicon Corp.	0	(1,314)	(1,314)
JPY	(31,747)	05/15/2033	1M	MSI	12 Month JPY TONA	Daiwa Securities Group, Inc.	0	(1,353)	(1,353)
JPY	(7,430)	05/20/2033	1M	GST	12 Month JPY TONA	SUMCO Corp.	0	(1,389)	(1,389)
JPY	(2,912)	05/05/2028	1M	JPM	12 Month JPY TONA	Sanyo Denki Co., Ltd.	0	(1,572)	(1,572)
JPY	(2,979)	05/05/2028	1M	JPM	12 Month JPY TONA	RS Technologies Co., Ltd.	0	(1,966)	(1,966)
JPY	(33,718)	05/05/2028	1M	JPM	12 Month JPY TONA	Resona Holdings, Inc.	0	(2,048)	(2,048)
JPY	(55,433)	05/05/2028	1M	JPM	12 Month JPY TONA	Sumitomo Mitsui Trust Group, Inc.	0	(2,262)	(2,262)
JPY	(9,745)	05/05/2028	1M	JPM	12 Month JPY TONA	Tokyo Seimitsu Co., Ltd.	0	(2,291)	(2,291)
JPY	(9,079)	05/05/2028	1M	JPM	12 Month JPY TONA	Fuji Electric Co., Ltd.	0	(2,421)	(2,421)
JPY	(21,051)	05/20/2033	1M	GST	12 Month JPY TONA	SoftBank Group Corp.	0	(2,436)	(2,436)
JPY	(23,998)	05/05/2028	1M	JPM	12 Month JPY TONA	Kyocera Corp.	0	(2,481)	(2,481)
JPY	(21,781)	05/20/2033	1M	GST	12 Month JPY TONA	Keyence Corp.	0	(2,690)	(2,690)
JPY	(21,447)	05/05/2028	1M	JPM	12 Month JPY TONA	Yokogawa Electric Corp.	0	(2,702)	(2,702)
JPY	(7,476)	05/05/2028	1M	JPM	12 Month JPY TONA	TDK Corp.	0	(3,517)	(3,517)
JPY	(98,685)	05/15/2033	1M	MSI	12 Month JPY TONA	JP Momentum Long Index	0	(3,570)	(3,570)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	(111,869)	05/05/2028	1M	JPM	12 Month JPY TONA	Mitsubishi UFJ Financial Group, Inc.	$0	$(3,735)	$(3,735)
JPY	(86,654)	05/20/2033	1M	GST	12 Month JPY TONA	Japan Post Bank Co., Ltd.	0	(3,868)	(3,868)
JPY	(11,228)	05/05/2028	1M	JPM	12 Month JPY TONA	Ibiden Co., Ltd.	0	(4,661)	(4,661)
JPY	(11,800)	05/15/2033	1M	MSI	12 Month JPY TONA	Ibiden Co., Ltd.	0	(5,401)	(5,401)
JPY	(32,429)	05/05/2028	1M	JPM	12 Month JPY TONA	Tokyo Electron Ltd.	0	(5,855)	(5,855)
JPY	(33,334)	05/05/2028	1M	JPM	12 Month JPY TONA	Shibaura Mechatronics Corp.	0	(6,384)	(6,384)
JPY	(13,863)	05/05/2028	1M	JPM	12 Month JPY TONA	SoftBank Group Corp.	0	(6,523)	(6,523)
JPY	(16,176)	05/05/2028	1M	JPM	12 Month JPY TONA	Taiyo Yuden Co., Ltd.	0	(7,168)	(7,168)
JPY	(24,830)	05/05/2028	1M	JPM	12 Month JPY TONA	Maruwa Co., Ltd.	0	(7,425)	(7,425)
JPY	(56,603)	05/15/2033	1M	MSI	12 Month JPY TONA	SoftBank Group Corp.	0	(11,335)	(11,335)
JPY	(24,056)	05/05/2028	1M	JPM	12 Month JPY TONA	Kioxia Holdings Corp.	0	(15,101)	(15,101)
JPY	(35,461)	05/05/2028	1M	JPM	12 Month JPY TONA	Renesas Electronics Corp.	0	(15,133)	(15,133)
SEK	(551)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Roko AB	0	(14)	(14)
SEK	(3,251)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Munters Group AB	0	(41)	(41)
SEK	(3,398)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Epiroc AB	0	(93)	(93)
SEK	(2,467)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Lifco AB	0	(96)	(96)
SEK	(19,163)	05/20/2033	1M	GST	12 Month SEK STIBOR	Lifco AB	0	(184)	(184)
SEK	(10,259)	05/05/2028	1M	JPM	12 Month SEK STIBOR	EQT AB	0	(499)	(499)
SEK	(23,581)	05/20/2033	1M	GST	12 Month SEK STIBOR	Munters Group AB	0	(604)	(604)
SEK	(43,298)	05/05/2028	1M	JPM	12 Month SEK STIBOR	BoneSupport Holding AB	0	(728)	(728)
SEK	(30,456)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Nibe Industrier AB	0	(898)	(898)
SEK	(10,882)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Hexagon AB	0	(1,268)	(1,268)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
SEK	(75,772)	05/15/2033	1M	MSI	12 Month SEK STIBOR	Epiroc AB	$0	$(4,433)	$(4,433)
SEK	(35,703)	05/05/2028	1M	JPM	12 Month SEK STIBOR	Munters Group AB	0	(4,886)	(4,886)
SEK	(49,142)	05/05/2028	1M	JPM	12 Month SEK STIBOR	AddTech AB	0	(4,930)	(4,930)
ZAR	(3,701)	05/05/2028	1M	JPM	3 Month ZAR JIBAR SAFEX	Naspers Ltd.	0	(142)	(142)
CAD	(1,755)	05/05/2028	1M	JPM	6 Month CAD CORRA	Constellation Software, Inc.	0	(23)	(23)
CAD	(3,008)	05/15/2033	1M	MSI	6 Month CAD CORRA	Athabasca Oil Corp.	0	(283)	(283)
CAD	(15,127)	05/15/2033	1M	MSI	6 Month CAD CORRA	Precision Drilling Corp.	0	(546)	(546)
CAD	(14,998)	05/15/2033	1M	MSI	6 Month CAD CORRA	Advantage Energy Ltd.	0	(1,039)	(1,039)
CAD	(51,326)	05/15/2033	1M	MSI	6 Month CAD CORRA	Intact Financial Corp.	0	(1,079)	(1,079)
CAD	(13,289)	05/15/2033	1M	JPM	6 Month CAD CORRA	Brookfield Corp.	0	(1,109)	(1,109)
CAD	(59,564)	05/20/2033	1M	GST	6 Month CAD CORRA	Sun Life Financial, Inc.	0	(1,114)	(1,114)
CAD	(14,668)	05/15/2033	1M	MSI	6 Month CAD CORRA	Gibson Energy, Inc.	0	(1,294)	(1,294)
CAD	(102,756)	05/05/2028	1M	JPM	6 Month CAD CORRA	Intact Financial Corp.	0	(1,433)	(1,433)
CAD	(23,185)	05/20/2033	1M	GST	6 Month CAD CORRA	South Bow Corp.	0	(1,906)	(1,906)
CAD	(50,948)	05/15/2033	1M	MSI	6 Month CAD CORRA	Topaz Energy Corp.	0	(2,000)	(2,000)
CAD	(21,939)	05/20/2033	1M	GST	6 Month CAD CORRA	TC Energy Corp.	0	(2,135)	(2,135)
CAD	(51,786)	05/15/2033	1M	MSI	6 Month CAD CORRA	South Bow Corp.	0	(2,425)	(2,425)
CAD	(137,191)	05/15/2033	1M	MSI	6 Month CAD CORRA	Alimentation Couche-Tard, Inc.	0	(3,977)	(3,977)
CAD	(48,191)	05/20/2033	1M	GST	6 Month CAD CORRA	Pembina Pipeline Corp.	0	(3,988)	(3,988)
CAD	(112,825)	05/15/2033	1M	MSI	6 Month CAD CORRA	Sun Life Financial, Inc.	0	(4,831)	(4,831)
CAD	(59,229)	05/20/2033	1M	GST	6 Month CAD CORRA	Imperial Oil Ltd.	0	(5,117)	(5,117)
CAD	(176,713)	05/15/2033	1M	MSI	6 Month CAD CORRA	Peyto Exploration & Development Corp.	0	(6,663)	(6,663)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CAD	(443,829)	05/15/2033	1M	MSI	6 Month CAD CORRA	Bank of Montreal	$0	$(6,854)	$(6,854)
CAD	(130,145)	05/15/2033	1M	MSI	6 Month CAD CORRA	Imperial Oil Ltd.	0	(7,985)	(7,985)
CAD	(133,344)	05/15/2033	1M	MSI	6 Month CAD CORRA	Birchcliff Energy Ltd.	0	(8,459)	(8,459)
CAD	(73,670)	05/15/2033	1M	MSI	6 Month CAD CORRA	Paramount Resources Ltd.	0	(9,561)	(9,561)
CAD	(81,480)	05/15/2033	1M	MSI	6 Month CAD CORRA	Baytex Energy Corp.	0	(16,317)	(16,317)
CAD	(210,925)	05/15/2033	1M	MSI	6 Month CAD CORRA	Vermilion Energy, Inc.	0	(19,531)	(19,531)
CAD	(133,182)	05/20/2033	1M	GST	6 Month CAD CORRA	Vermilion Energy, Inc.	0	(19,886)	(19,886)
CAD	(274,716)	05/15/2033	1M	MSI	6 Month CAD CORRA	Tourmaline Oil Corp.	0	(23,611)	(23,611)
CAD	(296,776)	05/15/2033	1M	MSI	6 Month CAD CORRA	Whitecap Resources, Inc.	0	(34,389)	(34,389)
CAD	(78,903)	05/15/2033	1M	MSI	6 Month CAD CORRA	Obsidian Energy Ltd.	0	(38,729)	(38,729)
SGD	(102,463)	05/15/2033	1M	MSI	6 Month SGD SOR Telerate	Oversea-Chinese Banking Corp. Ltd.	0	(1,005)	(1,005)
USD	31,555	05/20/2033	1M	GST	Abbott Laboratories	1 day USD OBFR	0	(1,140)	(1,140)
EUR	10,187	05/15/2033	1M	MSI	Addiko Bank AG	12 Month EUR STR	0	(1)	(1)
EUR	80,346	05/20/2033	1M	GST	Addiko Bank AG	12 Month EUR STR	0	(7)	(7)
EUR	22,856	05/20/2033	1M	GST	Adyen NV	12 Month EUR STR	0	(233)	(233)
USD	26,308	05/20/2033	1M	GST	Airbnb, Inc.	1 day USD OBFR	0	(61)	(61)
USD	99,645	05/20/2033	1M	GST	Al Rajhi Bank	1 day USD OBFR	0	(1,680)	(1,680)
SEK	683	05/05/2028	1M	JPM	Alfa Laval AB	12 Month SEK STIBOR	0	(23)	(23)
SEK	21,191	05/20/2033	1M	GST	Alfa Laval AB	12 Month SEK STIBOR	0	(593)	(593)
PLN	65,969	05/20/2033	1M	GST	Alior Bank SA	12 Month PLN WIBOR	0	(1,478)	(1,478)
DKK	62,917	05/15/2033	1M	MSI	Alm Brand AS	1 Month DKK CIBOR	0	(2,793)	(2,793)
EUR	121,908	05/15/2033	1M	MSI	Alpha Services & Holdings SA	12 Month EUR STR	0	(10,938)	(10,938)
EUR	65,375	05/20/2033	1M	GST	AlzChem Group AG	12 Month EUR STR	0	(5,347)	(5,347)
USD	29,680	05/15/2033	1M	MSI	American International Group, Inc.	1 day USD OBFR	0	(882)	(882)
USD	42,658	05/20/2033	1M	GST	American International Group, Inc.	1 day USD OBFR	0	(2,042)	(2,042)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	158,419	05/05/2028	1M	JPM	American International Group, Inc.	1 day USD OBFR	$0	$(3,358)	$(3,358)
USD	19,721	05/05/2028	1M	JPM	American Water Works Co., Inc.	1 day USD OBFR	0	(1,357)	(1,357)
USD	108,732	05/20/2033	1M	GST	American Water Works Co., Inc.	1 day USD OBFR	0	(3,941)	(3,941)
USD	1,071	05/15/2033	1M	MSI	Amphenol Corp.	1 day USD OBFR	0	(40)	(40)
USD	33,900	05/20/2033	1M	GST	Amphenol Corp.	1 day USD OBFR	0	(1,059)	(1,059)
GBP	8,471	05/20/2033	1M	GST	Anglo American PLC	12 Month GBP WMBA SONIA Compound	0	(28)	(28)
GBP	338,562	05/15/2033	1M	MSI	Anglo American PLC	12 Month GBP WMBA SONIA Compound	0	(17,069)	(17,069)
USD	11,220	05/20/2033	1M	GST	Annexon, Inc.	1 day USD OBFR	0	(977)	(977)
HKD	92,345	05/15/2033	1M	MSI	ANTA Sports Products Ltd.	1 day HKD HONIA	0	(1,916)	(1,916)
GBP	10,399	05/15/2033	1M	MSI	Antofagasta PLC	12 Month GBP WMBA SONIA Compound	0	(408)	(408)
USD	91,199	05/20/2033	1M	GST	Apple, Inc.	1 day USD OBFR	0	(568)	(568)
USD	118,295	05/20/2033	1M	GST	ARES Management Corp.	1 day USD OBFR	0	(1,365)	(1,365)
USD	379,430	05/15/2033	1M	MSI	ARES Management Corp.	1 day USD OBFR	0	(5,980)	(5,980)
USD	66,429	05/15/2033	1M	MSI	Argenx SE	1 day USD OBFR	0	(4,673)	(4,673)
EUR	409,223	05/15/2033	1M	MSI	ASML Holding NV	12 Month EUR STR	0	(6,847)	(6,847)
USD	11,770	05/20/2033	1M	GST	ASML Holding NV	1 day USD OBFR	0	(239)	(239)
USD	19,072	05/15/2033	1M	MSI	ASML Holding NV	1 day USD OBFR	0	(335)	(335)
SEK	12,574	05/15/2033	1M	MSI	Assa Abloy AB	12 Month SEK STIBOR	0	(333)	(333)
SEK	44,274	05/20/2033	1M	GST	Assa Abloy AB	12 Month SEK STIBOR	0	(2,165)	(2,165)
USD	38,532	05/20/2033	1M	GST	AstraZeneca PLC	1 day USD OBFR	0	(2,557)	(2,557)
SEK	349,641	05/20/2033	1M	GST	Atlas Copco AB	12 Month SEK STIBOR	0	(22,420)	(22,420)
EUR	269,155	05/15/2033	1M	MSI	AXA SA	12 Month EUR STR	0	(7,058)	(7,058)
GBP	669	05/05/2028	1M	JPM	BAE Systems PLC	12 Month GBP WMBA SONIA Compound	0	(52)	(52)
GBP	47,668	05/20/2033	1M	GST	BAE Systems PLC	12 Month GBP WMBA SONIA Compound	0	(3,546)	(3,546)
GBP	104,945	05/15/2033	1M	MSI	BAE Systems PLC	12 Month GBP WMBA SONIA Compound	0	(6,292)	(6,292)
EUR	54,621	05/20/2033	1M	GST	Banca Monte dei Paschi di Siena SpA	12 Month EUR STR	0	(120)	(120)
EUR	81,851	05/15/2033	1M	MSI	Banco Bilbao Vizcaya Argentaria SA	12 Month EUR STR	0	(3,886)	(3,886)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	444,706	05/20/2033	1M	GST	Banco Bilbao Vizcaya Argentaria SA	12 Month EUR STR	$0	$(15,214)	$(15,214)
EUR	111,789	05/15/2033	1M	MSI	Banco de Sabadell SA	12 Month EUR STR	0	(127)	(127)
EUR	139,630	05/20/2033	1M	GST	Banco Santander SA	12 Month EUR STR	0	(2,886)	(2,886)
EUR	265,069	05/15/2033	1M	MSI	Banco Santander SA	12 Month EUR STR	0	(2,946)	(2,946)
ILS	106,700	05/15/2033	1M	MSI	Bank Hapoalim BM	1 day ILS SHIR	0	(1,731)	(1,731)
ILS	104,429	05/20/2033	1M	GST	Bank Hapoalim BM	1 day ILS SHIR	0	(2,663)	(2,663)
ILS	84,995	05/15/2033	1M	MSI	Bank Leumi Le-Israel BM	1 day ILS SHIR	0	(1,897)	(1,897)
USD	67,869	05/20/2033	1M	GST	Bank of America Corp.	1 day USD OBFR	0	(616)	(616)
USD	487,305	05/15/2033	1M	MSI	Bank of America Corp.	1 day USD OBFR	0	(7,715)	(7,715)
JPY	126,709	05/20/2033	1M	GST	Bank of Nagoya Ltd.	12 Month JPY TONA	0	(1,961)	(1,961)
USD	332,063	05/20/2033	1M	GST	Bank of New York Mellon Corp.	1 day USD OBFR	0	(1,153)	(1,153)
EUR	143,405	05/20/2033	1M	GST	Bankinter SA	12 Month EUR STR	0	(5,641)	(5,641)
GBP	91,150	05/15/2033	1M	MSI	Barclays PLC	12 Month GBP WMBA SONIA Compound	0	(152)	(152)
EUR	21,152	05/20/2033	1M	GST	BAWAG Group AG	12 Month EUR STR	0	(694)	(694)
EUR	25,925	05/15/2033	1M	MSI	BAWAG Group AG	12 Month EUR STR	0	(1,493)	(1,493)
EUR	4,963	05/15/2033	1M	MSI	Beiersdorf AG	12 Month EUR STR	0	(366)	(366)
EUR	24,446	05/05/2028	1M	JPM	Beiersdorf AG	12 Month EUR STR	0	(943)	(943)
EUR	111,674	05/20/2033	1M	GST	Beiersdorf AG	12 Month EUR STR	0	(9,463)	(9,463)
AUD	118,177	05/15/2033	1M	MSI	BHP Group Ltd.	1 day AUD AONIA	0	(3,893)	(3,893)
EUR	2,560	05/15/2033	1M	MSI	Bilfinger SE	12 Month EUR STR	0	(242)	(242)
EUR	92,262	05/05/2028	1M	JPM	Bilfinger SE	12 Month EUR STR	0	(4,356)	(4,356)
EUR	51,296	05/20/2033	1M	GST	Bilfinger SE	12 Month EUR STR	0	(4,809)	(4,809)
USD	73,157	05/20/2033	1M	GST	Bill Holdings, Inc.	1 day USD OBFR	0	(3,009)	(3,009)
USD	78,767	05/20/2033	1M	GST	Block, Inc.	1 day USD OBFR	0	(3,603)	(3,603)
USD	27,263	05/20/2033	1M	GST	Bridgebio Pharma, Inc.	1 day USD OBFR	0	(1,734)	(1,734)
USD	77,904	05/20/2033	1M	GST	Brinker International, Inc.	1 day USD OBFR	0	(2,850)	(2,850)
USD	43,003	05/15/2033	1M	MSI	Broadcom, Inc.	1 day USD OBFR	0	(8)	(8)
USD	23,331	05/15/2033	1M	MSI	Bunge Global SA	1 day USD OBFR	0	(331)	(331)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	40,795	05/20/2033	1M	GST	Cameco Corp.	1 day USD OBFR	$0	$(191)	$(191)
EUR	113,962	05/20/2033	1M	GST	Capgemini SE	12 Month EUR STR	0	(6,001)	(6,001)
USD	232,626	05/15/2033	1M	MSI	Capital One Financial Corp.	1 day USD OBFR	0	(13,588)	(13,588)
USD	346,827	05/20/2033	1M	GST	Capital One Financial Corp.	1 day USD OBFR	0	(24,295)	(24,295)
USD	36,024	05/20/2033	1M	GST	Cardinal Health, Inc.	1 day USD OBFR	0	(2,270)	(2,270)
USD	59,649	05/20/2033	1M	GST	Celldex Therapeutics, Inc.	1 day USD OBFR	0	(2,603)	(2,603)
EUR	17,087	05/20/2033	1M	GST	Cementir Holding NV	12 Month EUR STR	0	(1,088)	(1,088)
EUR	45,225	05/15/2033	1M	MSI	Cementir Holding NV	12 Month EUR STR	0	(2,325)	(2,325)
USD	37,041	05/20/2033	1M	GST	Ceribell, Inc.	1 day USD OBFR	0	(1,700)	(1,700)
USD	56,813	05/20/2033	1M	GST	CG oncology, Inc.	1 day USD OBFR	0	(2,954)	(2,954)
USD	41,229	05/15/2033	1M	MSI	Chesapeake Utilities Corp.	1 day USD OBFR	0	(618)	(618)
USD	50,781	05/05/2028	1M	JPM	Chesapeake Utilities Corp.	1 day USD OBFR	0	(837)	(837)
USD	103,062	05/15/2033	1M	MSI	Chewy, Inc.	1 day USD OBFR	0	(7,509)	(7,509)
USD	112,789	05/20/2033	1M	GST	Chewy, Inc.	1 day USD OBFR	0	(10,398)	(10,398)
HKD	75,133	05/20/2033	1M	GST	China Hongqiao Group Ltd.	1 day HKD HONIA	0	(8,061)	(8,061)
USD	54,315	05/05/2028	1M	JPM	Choice Hotels International, Inc.	1 day USD OBFR	0	(8,639)	(8,639)
USD	65,040	05/15/2033	1M	MSI	Choice Hotels International, Inc.	1 day USD OBFR	0	(10,051)	(10,051)
USD	179,167	05/20/2033	1M	GST	Choice Hotels International, Inc.	1 day USD OBFR	0	(28,565)	(28,565)
USD	29,861	05/05/2028	1M	JPM	Cloudflare, Inc.	1 day USD OBFR	0	(960)	(960)
USD	103,542	05/20/2033	1M	GST	CMS Energy Corp.	1 day USD OBFR	0	(403)	(403)
USD	53,162	05/15/2033	1M	MSI	CNX Resources Corp.	1 day USD OBFR	0	(205)	(205)
USD	35,012	05/15/2033	1M	MSI	Cogent Biosciences, Inc.	1 day USD OBFR	0	(511)	(511)
USD	51,431	05/20/2033	1M	GST	Coherent Corp.	1 day USD OBFR	0	(4,114)	(4,114)
EUR	77,355	05/15/2033	1M	MSI	Commerzbank AG	12 Month EUR STR	0	(22)	(22)
USD	29,619	05/05/2028	1M	JPM	ConocoPhillips	1 day USD OBFR	0	(1,319)	(1,319)
USD	105,049	05/20/2033	1M	GST	Constellation Brands, Inc.	1 day USD OBFR	0	(239)	(239)
USD	134,603	05/15/2033	1M	MSI	Constellation Brands, Inc.	1 day USD OBFR	0	(5,205)	(5,205)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	6,497	05/15/2033	1M	MSI	Contemporary Amperex Technology Co., Ltd.	1 day USD OBFR	$0	$(80)	$(80)
USD	12,285	05/20/2033	1M	GST	Contineum Therapeutics, Inc.	1 day USD OBFR	0	(593)	(593)
USD	335	05/05/2028	1M	JPM	Corning, Inc.	1 day USD OBFR	0	(6)	(6)
USD	64,340	05/20/2033	1M	GST	Corning, Inc.	1 day USD OBFR	0	(287)	(287)
USD	54,533	05/15/2033	1M	MSI	Corning, Inc.	1 day USD OBFR	0	(1,155)	(1,155)
USD	29,248	05/15/2033	1M	MSI	Coupang, Inc.	1 day USD OBFR	0	(1,796)	(1,796)
USD	1,423	05/20/2033	1M	GST	CRH PLC	1 day USD OBFR	0	(2)	(2)
USD	23,347	05/20/2033	1M	GST	Cytokinetics, Inc.	1 day USD OBFR	0	(766)	(766)
USD	12,152	05/15/2033	1M	MSI	CytomX Therapeutics, Inc.	1 day USD OBFR	0	(906)	(906)
JPY	49,371	05/15/2033	1M	MSI	Dai-ichi Life Holdings, Inc.	12 Month JPY TONA	0	(309)	(309)
DKK	198,218	05/15/2033	1M	MSI	Danske Bank AS	1 Month DKK CIBOR	0	(2,519)	(2,519)
EUR	34,135	05/20/2033	1M	GST	Dassault Aviation SA	12 Month EUR STR	0	(2,544)	(2,544)
USD	11,939	05/15/2033	1M	MSI	Dexcom, Inc.	1 day USD OBFR	0	(386)	(386)
USD	26,688	05/20/2033	1M	GST	Dexcom, Inc.	1 day USD OBFR	0	(2,094)	(2,094)
USD	862	05/15/2033	1M	MSI	Dianthus Therapeutics, Inc.	1 day USD OBFR	0	(72)	(72)
USD	33,183	05/20/2033	1M	GST	Dianthus Therapeutics, Inc.	1 day USD OBFR	0	(1,487)	(1,487)
EUR	2,091	05/15/2033	1M	MSI	DiaSorin SpA	12 Month EUR STR	0	(176)	(176)
EUR	67,576	05/05/2028	1M	JPM	DiaSorin SpA	12 Month EUR STR	0	(1,921)	(1,921)
EUR	36,967	05/20/2033	1M	GST	DiaSorin SpA	12 Month EUR STR	0	(2,989)	(2,989)
USD	32,287	05/20/2033	1M	GST	Dick's Sporting Goods, Inc.	1 day USD OBFR	0	(518)	(518)
DKK	3,524	05/05/2028	1M	JPM	DSV AS	1 Month DKK CIBOR	0	(86)	(86)
DKK	142,072	05/20/2033	1M	GST	DSV AS	1 Month DKK CIBOR	0	(11,842)	(11,842)
USD	18,916	05/05/2028	1M	JPM	EchoStar Corp.	1 day USD OBFR	0	(568)	(568)
USD	10,944	05/20/2033	1M	GST	EchoStar Corp.	1 day USD OBFR	0	(970)	(970)
USD	16,025	05/20/2033	1M	GST	Edgewise Therapeutics, Inc.	1 day USD OBFR	0	(80)	(80)
USD	7,165	05/05/2028	1M	JPM	Elanco Animal Health, Inc.	1 day USD OBFR	0	(141)	(141)
USD	15,013	05/20/2033	1M	GST	Elanco Animal Health, Inc.	1 day USD OBFR	0	(831)	(831)
EUR	187,451	05/20/2033	1M	GST	Elis SA	12 Month EUR STR	0	(3,761)	(3,761)
HKD	40,858	05/15/2033	1M	MSI	ENN Energy Holdings Ltd.	1 day HKD HONIA	0	(1,283)	(1,283)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	13,650	05/15/2033	1M	MSI	Envista Holdings Corp.	1 day USD OBFR	$0	$(550)	$(550)
USD	16,877	05/20/2033	1M	GST	Envista Holdings Corp.	1 day USD OBFR	0	(1,157)	(1,157)
USD	20,708	05/20/2033	1M	GST	EPAM Systems, Inc.	1 day USD OBFR	0	(2,845)	(2,845)
USD	28,638	05/15/2033	1M	MSI	EPAM Systems, Inc.	1 day USD OBFR	0	(3,265)	(3,265)
USD	18,540	05/20/2033	1M	GST	Erasca, Inc.	1 day USD OBFR	0	(9,445)	(9,445)
EUR	167,960	05/15/2033	1M	MSI	Erste Group Bank AG	12 Month EUR STR	0	(13,575)	(13,575)
EUR	177,491	05/20/2033	1M	GST	Erste Group Bank AG	12 Month EUR STR	0	(18,399)	(18,399)
EUR	101,730	05/15/2033	1M	MSI	Eurobank SA	12 Month EUR STR	0	(7,879)	(7,879)
USD	14,639	05/15/2033	1M	MSI	Evercore, Inc.	1 day USD OBFR	0	(1,466)	(1,466)
USD	18,631	05/20/2033	1M	GST	Evercore, Inc.	1 day USD OBFR	0	(1,924)	(1,924)
USD	16,086	05/20/2033	1M	GST	Evommune, Inc.	1 day USD OBFR	0	(1,092)	(1,092)
USD	25,381	05/20/2033	1M	GST	Exelon Corp.	1 day USD OBFR	0	(224)	(224)
USD	184,853	05/20/2033	1M	GST	Fifth Third Bancorp	1 day USD OBFR	0	(798)	(798)
EUR	59,957	05/20/2033	1M	GST	FinecoBank Banca Fineco SpA	12 Month EUR STR	0	(2,372)	(2,372)
EUR	181,933	05/15/2033	1M	MSI	FinecoBank Banca Fineco SpA	12 Month EUR STR	0	(4,052)	(4,052)
USD	101,165	05/20/2033	1M	GST	First Abu Dhabi Bank PJSC	1 day USD OBFR	0	(3,379)	(3,379)
USD	40,096	05/20/2033	1M	GST	Five Below, Inc.	1 day USD OBFR	0	(505)	(505)
USD	120,611	05/15/2033	1M	MSI	Five Below, Inc.	1 day USD OBFR	0	(2,074)	(2,074)
EUR	13,313	05/05/2028	1M	JPM	Fluidra SA	12 Month EUR STR	0	(255)	(255)
EUR	19,448	05/15/2033	1M	MSI	Fluidra SA	12 Month EUR STR	0	(568)	(568)
EUR	44,538	05/20/2033	1M	GST	Fluidra SA	12 Month EUR STR	0	(2,955)	(2,955)
USD	23,735	05/20/2033	1M	GST	Frontline PLC	1 day USD OBFR	0	(308)	(308)
USD	38,460	05/15/2033	1M	MSI	FTAI Aviation Ltd.	1 day USD OBFR	0	(2,757)	(2,757)
JPY	265,394	05/15/2033	1M	MSI	Fukuoka Financial Group, Inc.	12 Month JPY TONA	0	(2,777)	(2,777)
USD	5,440	05/15/2033	1M	MSI	GE Vernova, Inc.	1 day USD OBFR	0	(22)	(22)
CHF	1,419	05/05/2028	1M	JPM	Geberit AG	12 Month CHF SARON	0	(64)	(64)
USD	912	05/20/2033	1M	GST	General Electric Co.	1 day USD OBFR	0	(42)	(42)
USD	323	05/05/2028	1M	JPM	General Motors Co.	1 day USD OBFR	0	(16)	(16)
DKK	9,227	05/20/2033	1M	GST	Genmab AS	1 Month DKK CIBOR	0	(487)	(487)
DKK	22,645	05/15/2033	1M	MSI	Genmab AS	1 Month DKK CIBOR	0	(1,934)	(1,934)
GBP	3,244	05/05/2028	1M	JPM	Genus PLC	12 Month GBP WMBA SONIA Compound	0	(175)	(175)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	25,758	05/20/2033	1M	GST	Genus PLC	12 Month GBP WMBA SONIA Compound	$0	$(2,438)	$(2,438)
GBP	79,239	05/15/2033	1M	MSI	Genus PLC	12 Month GBP WMBA SONIA Compound	0	(9,526)	(9,526)
USD	28,235	05/20/2033	1M	GST	Globant SA	1 day USD OBFR	0	(5,228)	(5,228)
USD	24,953	05/20/2033	1M	GST	Guardant Health, Inc.	1 day USD OBFR	0	(1,093)	(1,093)
HKD	73,474	05/15/2033	1M	MSI	Haidilao International Holding Ltd.	1 day HKD HONIA	0	(87)	(87)
GBP	15,137	05/05/2028	1M	JPM	Haleon PLC	12 Month GBP WMBA SONIA Compound	0	(1,062)	(1,062)
GBP	152,837	05/20/2033	1M	GST	Haleon PLC	12 Month GBP WMBA SONIA Compound	0	(5,242)	(5,242)
SEK	42,585	05/20/2033	1M	GST	Haypp Group AB	12 Month SEK STIBOR	0	(3,430)	(3,430)
USD	26,260	05/15/2033	1M	MSI	HCA Healthcare, Inc.	1 day USD OBFR	0	(2,366)	(2,366)
USD	47,813	05/20/2033	1M	GST	HCA Healthcare, Inc.	1 day USD OBFR	0	(4,368)	(4,368)
USD	1,461	05/20/2033	1M	GST	HEICO Corp.	1 day USD OBFR	0	(111)	(111)
EUR	1,128	05/05/2028	1M	JPM	Heidelberg Materials AG	12 Month EUR STR	0	(17)	(17)
EUR	70,180	05/20/2033	1M	GST	Heidelberg Materials AG	12 Month EUR STR	0	(1,072)	(1,072)
CHF	122,810	05/20/2033	1M	GST	Helvetia Baloise Holding AG	12 Month CHF SARON	0	(4,381)	(4,381)
CHF	269,386	05/15/2033	1M	MSI	Helvetia Baloise Holding AG	12 Month CHF SARON	0	(5,412)	(5,412)
USD	125,859	05/15/2033	1M	MSI	Hilton Worldwide Holdings, Inc.	1 day USD OBFR	0	(2,064)	(2,064)
USD	38,096	05/05/2028	1M	JPM	Hilton Worldwide Holdings, Inc.	1 day USD OBFR	0	(2,125)	(2,125)
USD	446,100	05/20/2033	1M	GST	Hilton Worldwide Holdings, Inc.	1 day USD OBFR	0	(17,356)	(17,356)
GBP	133,986	05/15/2033	1M	MSI	Hiscox Ltd.	12 Month GBP WMBA SONIA Compound	0	(1,264)	(1,264)
GBP	265,578	05/20/2033	1M	GST	Hiscox Ltd.	12 Month GBP WMBA SONIA Compound	0	(10,691)	(10,691)
JPY	203,111	05/20/2033	1M	GST	Hokuhoku Financial Group, Inc.	12 Month JPY TONA	0	(2,750)	(2,750)
USD	55,570	05/20/2033	1M	GST	Hon Hai Precision Industry Co., Ltd.	1 day USD OBFR	0	(670)	(670)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	700	05/05/2028	1M	JPM	Honeywell International, Inc.	1 day USD OBFR	$0	$(57)	$(57)
USD	96,508	05/20/2033	1M	GST	Host Hotels & Resorts, Inc.	1 day USD OBFR	0	(725)	(725)
JPY	61,066	05/20/2033	1M	GST	Hoya Corp.	12 Month JPY TONA	0	(179)	(179)
USD	19,760	05/20/2033	1M	GST	ICU Medical, Inc.	1 day USD OBFR	0	(1,641)	(1,641)
GBP	3,061	05/15/2033	1M	MSI	IMI PLC	12 Month GBP WMBA SONIA Compound	0	(102)	(102)
GBP	75,180	05/20/2033	1M	GST	IMI PLC	12 Month GBP WMBA SONIA Compound	0	(1,729)	(1,729)
GBP	65,399	05/05/2028	1M	JPM	Imperial Brands PLC	12 Month GBP WMBA SONIA Compound	0	(1,960)	(1,960)
CHF	20,008	05/20/2033	1M	GST	Implenia AG	12 Month CHF SARON	0	(1,414)	(1,414)
CHF	38,146	05/15/2033	1M	MSI	Implenia AG	12 Month CHF SARON	0	(2,919)	(2,919)
USD	12,326	05/15/2033	1M	MSI	Insmed, Inc.	1 day USD OBFR	0	(874)	(874)
USD	48,893	05/20/2033	1M	GST	Insmed, Inc.	1 day USD OBFR	0	(1,996)	(1,996)
EUR	136,810	05/20/2033	1M	GST	IONOS Group SE	12 Month EUR STR	0	(9,380)	(9,380)
EUR	3,145	05/15/2033	1M	MSI	IPSOS SA	12 Month EUR STR	0	(206)	(206)
EUR	12,501	05/15/2033	1M	MSI	Italgas SpA	12 Month EUR STR	0	(183)	(183)
EUR	137,927	05/20/2033	1M	GST	Italgas SpA	12 Month EUR STR	0	(2,477)	(2,477)
USD	15,207	05/15/2033	1M	MSI	James Hardie Industries PLC	1 day USD OBFR	0	(787)	(787)
JPY	107,569	05/15/2033	1M	MSI	Japan Exchange Group, Inc.	12 Month JPY TONA	0	(2,893)	(2,893)
EUR	8,977	05/05/2028	1M	JPM	Jeronimo Martins SGPS SA	12 Month EUR STR	0	(19)	(19)
EUR	6,211	05/15/2033	1M	MSI	Jeronimo Martins SGPS SA	12 Month EUR STR	0	(171)	(171)
EUR	173,324	05/20/2033	1M	GST	Jeronimo Martins SGPS SA	12 Month EUR STR	0	(5,423)	(5,423)
EUR	24,674	05/20/2033	1M	GST	JOST Werke SE	12 Month EUR STR	0	(1,678)	(1,678)
EUR	110,303	05/15/2033	1M	MSI	KBC Group NV	12 Month EUR STR	0	(2,430)	(2,430)
EUR	255,271	05/20/2033	1M	GST	KBC Group NV	12 Month EUR STR	0	(11,115)	(11,115)
JPY	56,701	05/05/2028	1M	JPM	Keiyo Bank Ltd.	12 Month JPY TONA	0	(477)	(477)
JPY	156,321	05/20/2033	1M	GST	Keiyo Bank Ltd.	12 Month JPY TONA	0	(1,193)	(1,193)
JPY	74,940	05/15/2033	1M	MSI	Keiyo Bank Ltd.	12 Month JPY TONA	0	(2,595)	(2,595)
PLN	20,194	05/15/2033	1M	MSI	KGHM Polska Miedz SA	12 Month PLN WIBOR	0	(1,276)	(1,276)
USD	86,524	05/20/2033	1M	GST	KLA Corp.	1 day USD OBFR	0	(2,507)	(2,507)
JPY	2,451	05/15/2033	1M	MSI	Kokusai Electric Corp.	12 Month JPY TONA	0	(199)	(199)
JPY	13,993	05/05/2028	1M	JPM	Kokusai Electric Corp.	12 Month JPY TONA	0	(1,720)	(1,720)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
JPY	135,224	05/20/2033	1M	GST	Kokusai Electric Corp.	12 Month JPY TONA	$0	$(4,728)	$(4,728)
EUR	5,149	05/05/2028	1M	JPM	Konecranes OYJ	12 Month EUR STR	0	(92)	(92)
EUR	40,166	05/20/2033	1M	GST	Konecranes OYJ	12 Month EUR STR	0	(4,081)	(4,081)
EUR	94,749	05/15/2033	1M	MSI	Konecranes OYJ	12 Month EUR STR	0	(6,133)	(6,133)
EUR	10,317	05/15/2033	1M	MSI	Koninklijke Heijmans NV	12 Month EUR STR	0	(141)	(141)
EUR	9,790	05/05/2028	1M	JPM	Koninklijke Heijmans NV	12 Month EUR STR	0	(163)	(163)
EUR	83,901	05/20/2033	1M	GST	Koninklijke Heijmans NV	12 Month EUR STR	0	(2,265)	(2,265)
JPY	107,118	05/15/2033	1M	MSI	Kyushu Financial Group, Inc.	12 Month JPY TONA	0	(3,489)	(3,489)
USD	3,421	05/20/2033	1M	GST	Lam Research Corp.	1 day USD OBFR	0	(69)	(69)
USD	6,629	05/15/2033	1M	MSI	Lam Research Corp.	1 day USD OBFR	0	(183)	(183)
HKD	15,029	05/05/2028	1M	JPM	Laopu Gold Co., Ltd.	1 day HKD HONIA	0	(2,284)	(2,284)
USD	42,190	05/20/2033	1M	GST	Legend Biotech Corp.	1 day USD OBFR	0	(2,394)	(2,394)
USD	74,498	05/15/2033	1M	MSI	Liberty Media Corp.-Liberty Formula One	1 day USD OBFR	0	(2,558)	(2,558)
USD	86,384	05/20/2033	1M	GST	Liberty Media Corp.-Liberty Formula One	1 day USD OBFR	0	(3,786)	(3,786)
EUR	22,094	05/15/2033	1M	MSI	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	12 Month EUR STR	0	(1,445)	(1,445)
EUR	43,286	05/20/2033	1M	GST	Linea Directa Aseguradora SA Cia de Seguros y Reaseguros	12 Month EUR STR	0	(2,453)	(2,453)
USD	36,393	05/20/2033	1M	GST	LivaNova PLC	1 day USD OBFR	0	(3,158)	(3,158)
USD	56,682	05/05/2028	1M	JPM	Live Nation Entertainment, Inc.	1 day USD OBFR	0	(772)	(772)
GBP	41,405	05/20/2033	1M	GST	London Stock Exchange Group PLC	12 Month GBP WMBA SONIA Compound	0	(1,791)	(1,791)
CAD	60,632	05/15/2033	1M	MSI	Lundin Mining Corp.	6 Month CAD CORRA	0	(9,120)	(9,120)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CAD	3,406	05/20/2033	1M	GST	Lunr Royalties Corp.	6 Month CAD CORRA	$0	$(388)	$(388)
CAD	11,028	05/15/2033	1M	MSI	Lunr Royalties Corp.	6 Month CAD CORRA	0	(1,249)	(1,249)
USD	28,991	05/20/2033	1M	GST	Madrigal Pharmaceuticals, Inc.	1 day USD OBFR	0	(535)	(535)
USD	94,113	05/15/2033	1M	MSI	Mastercard, Inc.	1 day USD OBFR	0	(2,927)	(2,927)
USD	379,738	05/20/2033	1M	GST	Mastercard, Inc.	1 day USD OBFR	0	(9,595)	(9,595)
USD	183,330	05/05/2028	1M	JPM	Matador Resources Co.	1 day USD OBFR	0	(432)	(432)
USD	16,687	05/20/2033	1M	GST	MBX Biosciences, Inc.	1 day USD OBFR	0	(1,759)	(1,759)
USD	44,802	05/20/2033	1M	GST	McDonald's Corp.	1 day USD OBFR	0	(1,938)	(1,938)
USD	210,267	05/15/2033	1M	MSI	McDonald's Corp.	1 day USD OBFR	0	(8,864)	(8,864)
USD	11,220	05/20/2033	1M	GST	MercadoLibre, Inc.	1 day USD OBFR	0	(465)	(465)
USD	48,823	05/05/2028	1M	JPM	Merck & Co., Inc.	1 day USD OBFR	0	(4,715)	(4,715)
EUR	246,558	05/20/2033	1M	GST	Merlin Properties Socimi SA	12 Month EUR STR	0	(4,660)	(4,660)
USD	97,379	05/15/2033	1M	MSI	Meta Platforms, Inc.	1 day USD OBFR	0	(8,652)	(8,652)
USD	108,302	05/20/2033	1M	GST	Meta Platforms, Inc.	1 day USD OBFR	0	(9,172)	(9,172)
EUR	4,306	05/15/2033	1M	MSI	Metso OYJ	12 Month EUR STR	0	(270)	(270)
EUR	39,847	05/20/2033	1M	GST	Metso OYJ	12 Month EUR STR	0	(3,441)	(3,441)
USD	41,777	05/15/2033	1M	MSI	Microsoft Corp.	1 day USD OBFR	0	(591)	(591)
USD	86,844	05/20/2033	1M	GST	Microsoft Corp.	1 day USD OBFR	0	(2,025)	(2,025)
HKD	7,333	05/20/2033	1M	GST	Minimax Group, Inc.	1 day HKD HONIA	0	(1,444)	(1,444)
JPY	359,594	05/15/2033	1M	MSI	Mizuho Financial Group, Inc.	12 Month JPY TONA	0	(5,341)	(5,341)
USD	10,200	05/05/2028	1M	JPM	MongoDB, Inc.	1 day USD OBFR	0	(167)	(167)
USD	45,437	05/20/2033	1M	GST	MongoDB, Inc.	1 day USD OBFR	0	(1,542)	(1,542)
USD	56,574	05/15/2033	1M	MSI	MongoDB, Inc.	1 day USD OBFR	0	(2,896)	(2,896)
USD	33,827	05/20/2033	1M	GST	Monster Beverage Corp.	1 day USD OBFR	0	(70)	(70)
USD	41,477	05/15/2033	1M	MSI	MSCI, Inc.	1 day USD OBFR	0	(78)	(78)
USD	254,486	05/20/2033	1M	GST	MSCI, Inc.	1 day USD OBFR	0	(7,277)	(7,277)
USD	6,232	05/20/2033	1M	GST	Natera, Inc.	1 day USD OBFR	0	(47)	(47)
USD	14,503	05/15/2033	1M	MSI	Natera, Inc.	1 day USD OBFR	0	(72)	(72)
EUR	2,411	05/05/2028	1M	JPM	National Bank of Greece SA	12 Month EUR STR	0	(184)	(184)
EUR	107,963	05/20/2033	1M	GST	National Bank of Greece SA	12 Month EUR STR	0	(6,457)	(6,457)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
EUR	105,786	05/15/2033	1M	MSI	National Bank of Greece SA	12 Month EUR STR	$0	$(10,652)	$(10,652)
GBP	216,891	05/15/2033	1M	MSI	NatWest Group PLC	12 Month GBP WMBA SONIA Compound	0	(8,976)	(8,976)
DKK	25,315	05/15/2033	1M	MSI	Netcompany Group AS	1 Month DKK CIBOR	0	(1,213)	(1,213)
DKK	56,813	05/20/2033	1M	GST	Netcompany Group AS	1 Month DKK CIBOR	0	(5,577)	(5,577)
USD	55,565	05/15/2033	1M	MSI	Netflix, Inc.	1 day USD OBFR	0	(5,765)	(5,765)
GBP	80,174	05/20/2033	1M	GST	Next PLC	12 Month GBP WMBA SONIA Compound	0	(3,281)	(3,281)
CAD	23,248	05/15/2033	1M	MSI	NGEx Minerals Ltd.	6 Month CAD CORRA	0	(3,098)	(3,098)
NOK	12,865	05/15/2033	1M	MSI	Norsk Hydro ASA	1 Month NOK NIBOR	0	(638)	(638)
USD	18,627	05/15/2033	1M	MSI	Nova Ltd.	1 day USD OBFR	0	(612)	(612)
USD	54,814	05/20/2033	1M	GST	Nova Ltd.	1 day USD OBFR	0	(3,269)	(3,269)
USD	21,376	05/20/2033	1M	GST	NRG Energy, Inc.	1 day USD OBFR	0	(218)	(218)
USD	11,792	05/15/2033	1M	MSI	NRG Energy, Inc.	1 day USD OBFR	0	(901)	(901)
USD	84,890	05/20/2033	1M	GST	NVIDIA Corp.	1 day USD OBFR	0	(1,071)	(1,071)
USD	383,556	05/15/2033	1M	MSI	NVIDIA Corp.	1 day USD OBFR	0	(2,177)	(2,177)
USD	18,024	05/20/2033	1M	GST	Oculis Holding AG	1 day USD OBFR	0	(712)	(712)
JPY	35,763	05/15/2033	1M	MSI	ORIX Corp.	12 Month JPY TONA	0	(254)	(254)
HUF	47,674	05/15/2033	1M	MSI	OTP Bank Nyrt	12 Month HUF BUBOR	0	(2,838)	(2,838)
HUF	319,854	05/20/2033	1M	GST	OTP Bank Nyrt	12 Month HUF BUBOR	0	(16,176)	(16,176)
USD	13,931	05/15/2033	1M	MSI	Palantir Technologies, Inc.	1 day USD OBFR	0	(298)	(298)
USD	19,695	05/20/2033	1M	GST	Palantir Technologies, Inc.	1 day USD OBFR	0	(915)	(915)
USD	22,721	05/15/2033	1M	MSI	Pinnacle West Capital Corp.	1 day USD OBFR	0	(6)	(6)
USD	1,393	05/20/2033	1M	GST	Pool Corp.	1 day USD OBFR	0	(113)	(113)
EUR	(1,006,948)	11/30/2026	1M	JPM	Positive Return on JPM Pure Momentum Long-Short Index (b)	Negative Return on JPM Pure Momentum Long-Short Index	0	(74)	(74)
USD	15,526	05/20/2033	1M	GST	PPG Industries, Inc.	1 day USD OBFR	0	(445)	(445)
USD	15,138	05/15/2033	1M	MSI	PPG Industries, Inc.	1 day USD OBFR	0	(925)	(925)
USD	26,039	05/20/2033	1M	GST	PROCEPT BioRobotics Corp.	1 day USD OBFR	0	(1,710)	(1,710)
USD	2,690	05/05/2028	1M	JPM	Procore Technologies, Inc.	1 day USD OBFR	0	(31)	(31)
GBP	111,325	05/20/2033	1M	GST	Prudential PLC	12 Month GBP WMBA SONIA Compound	0	(100)	(100)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
GBP	156,564	05/15/2033	1M	MSI	Prudential PLC	12 Month GBP WMBA SONIA Compound	$0	$(3,053)	$(3,053)
EUR	38,324	05/15/2033	1M	MSI	Public Power Corp. SA	12 Month EUR STR	0	(305)	(305)
USD	30,635	05/20/2033	1M	GST	Pulse Biosciences, Inc.	1 day USD OBFR	0	(3,305)	(3,305)
AUD	113,095	05/15/2033	1M	MSI	QBE Insurance Group Ltd.	1 day AUD AONIA	0	(2,061)	(2,061)
EUR	10,764	05/15/2033	1M	MSI	RENK Group AG	12 Month EUR STR	0	(8)	(8)
EUR	78,793	05/20/2033	1M	GST	RENK Group AG	12 Month EUR STR	0	(1,329)	(1,329)
USD	3,661	05/15/2033	1M	MSI	Revolution Medicines, Inc.	1 day USD OBFR	0	(202)	(202)
USD	23,982	05/20/2033	1M	GST	Revolution Medicines, Inc.	1 day USD OBFR	0	(346)	(346)
EUR	10,631	05/05/2028	1M	JPM	Rheinmetall AG	12 Month EUR STR	0	(1,199)	(1,199)
EUR	39,956	05/20/2033	1M	GST	Rheinmetall AG	12 Month EUR STR	0	(3,107)	(3,107)
USD	10,284	05/15/2033	1M	MSI	ROBLOX Corp.	1 day USD OBFR	0	(779)	(779)
USD	23,795	05/05/2028	1M	JPM	ROBLOX Corp.	1 day USD OBFR	0	(807)	(807)
USD	40,931	05/20/2033	1M	GST	ROBLOX Corp.	1 day USD OBFR	0	(4,349)	(4,349)
USD	15,732	05/20/2033	1M	GST	Roivant Sciences Ltd.	1 day USD OBFR	0	(298)	(298)
USD	28,508	05/15/2033	1M	MSI	Roivant Sciences Ltd.	1 day USD OBFR	0	(834)	(834)
GBP	26,717	05/20/2033	1M	GST	Rolls-Royce Holdings PLC	12 Month GBP WMBA SONIA Compound	0	(1,531)	(1,531)
GBP	(96,664)	05/15/2033	1M	JPM	Rolls-Royce Holdings PLC	12 Month GBP WMBA SONIA Compound	0	(1,817)	(1,817)
GBP	38,205	05/15/2033	1M	MSI	Rolls-Royce Holdings PLC	12 Month GBP WMBA SONIA Compound	0	(2,866)	(2,866)
GBP	395,392	05/05/2028	1M	JPM	Rolls-Royce Holdings PLC	12 Month GBP WMBA SONIA Compound	0	(13,072)	(13,072)
GBP	57,422	05/05/2028	1M	JPM	Rotork PLC	12 Month GBP WMBA SONIA Compound	0	(1,032)	(1,032)
GBP	30,361	05/15/2033	1M	MSI	Rotork PLC	12 Month GBP WMBA SONIA Compound	0	(1,174)	(1,174)
GBP	62,207	05/20/2033	1M	GST	Rotork PLC	12 Month GBP WMBA SONIA Compound	0	(4,372)	(4,372)
USD	21,738	05/15/2033	1M	MSI	Royal Caribbean Cruises Ltd.	1 day USD OBFR	0	(1,428)	(1,428)
USD	34,187	05/05/2028	1M	JPM	Royal Caribbean Cruises Ltd.	1 day USD OBFR	0	(1,481)	(1,481)
DKK	2,104	05/05/2028	1M	JPM	Royal Unibrew AS	1 Month DKK CIBOR	0	(417)	(417)
DKK	6,125	05/15/2033	1M	MSI	Royal Unibrew AS	1 Month DKK CIBOR	0	(1,217)	(1,217)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
DKK	131,149	05/20/2033	1M	GST	Royal Unibrew AS	1 Month DKK CIBOR	$0	$(21,750)	$(21,750)
GBP	115,454	05/20/2033	1M	GST	RS Group PLC	12 Month GBP WMBA SONIA Compound	0	(1,435)	(1,435)
USD	23,002	05/20/2033	1M	GST	Rush Enterprises, Inc.	1 day USD OBFR	0	(349)	(349)
EUR	20,582	05/05/2028	1M	JPM	Ryanair Holdings PLC	12 Month EUR STR	0	(1,571)	(1,571)
EUR	31,304	05/20/2033	1M	GST	Ryanair Holdings PLC	12 Month EUR STR	0	(3,204)	(3,204)
EUR	46,636	05/15/2033	1M	MSI	Ryanair Holdings PLC	12 Month EUR STR	0	(5,660)	(5,660)
USD	23,644	05/05/2028	1M	JPM	Ryanair Holdings PLC	1 day USD OBFR	0	(1,620)	(1,620)
USD	124,067	05/20/2033	1M	GST	S&P Global, Inc.	1 day USD OBFR	0	(3,322)	(3,322)
USD	19,192	05/15/2033	1M	MSI	Samsung C&T Corp.	1 day USD OBFR	0	(311)	(311)
SEK	3,451	05/05/2028	1M	JPM	Sandvik AB	12 Month SEK STIBOR	0	(22)	(22)
SEK	34,021	05/15/2033	1M	MSI	Sandvik AB	12 Month SEK STIBOR	0	(396)	(396)
USD	160,519	05/15/2033	1M	MSI	Saudi National Bank	1 day USD OBFR	0	(16,743)	(16,743)
CHF	3,491	05/05/2028	1M	JPM	Schindler Holding AG	12 Month CHF SARON	0	(13)	(13)
USD	48,182	05/20/2033	1M	GST	Scholar Rock Holding Corp.	1 day USD OBFR	0	(1,200)	(1,200)
USD	19,069	05/15/2033	1M	MSI	Sea Ltd.	1 day USD OBFR	0	(990)	(990)
GBP	92,257	05/20/2033	1M	GST	Serco Group PLC	12 Month GBP WMBA SONIA Compound	0	(2,555)	(2,555)
HKD	15,533	05/05/2028	1M	JPM	Shenzhen Han's CNC Technology Co., Ltd.	1 day HKD HONIA	0	(513)	(513)
USD	1,375	05/05/2028	1M	JPM	Sherwin-Williams Co.	1 day USD OBFR	0	(89)	(89)
USD	5,393	05/20/2033	1M	GST	Sherwin-Williams Co.	1 day USD OBFR	0	(247)	(247)
JPY	96,872	05/20/2033	1M	GST	Shiga Bank Ltd.	12 Month JPY TONA	0	(2,918)	(2,918)
USD	26,756	05/15/2033	1M	MSI	Shopify, Inc.	1 day USD OBFR	0	(1,319)	(1,319)
USD	105,390	05/20/2033	1M	GST	Shopify, Inc.	1 day USD OBFR	0	(9,912)	(9,912)
GBP	2,664	05/05/2028	1M	JPM	SigmaRoc PLC	12 Month GBP WMBA SONIA Compound	0	(159)	(159)
GBP	33,172	05/15/2033	1M	MSI	SigmaRoc PLC	12 Month GBP WMBA SONIA Compound	0	(2,132)	(2,132)
USD	38,205	05/15/2033	1M	MSI	SK Hynix, Inc.	1 day USD OBFR	0	(103)	(103)
CHF	12,794	05/20/2033	1M	GST	SKAN Group AG	12 Month CHF SARON	0	(692)	(692)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
CHF	40,907	05/15/2033	1M	MSI	SKAN Group AG	12 Month CHF SARON	$0	$(1,451)	$(1,451)
GBP	101,847	05/20/2033	1M	GST	Smiths Group PLC	12 Month GBP WMBA SONIA Compound	0	(819)	(819)
USD	20,017	05/05/2028	1M	JPM	Snowflake, Inc.	1 day USD OBFR	0	(1,730)	(1,730)
USD	72,926	05/15/2033	1M	MSI	Snowflake, Inc.	1 day USD OBFR	0	(5,101)	(5,101)
USD	112,728	05/20/2033	1M	GST	Snowflake, Inc.	1 day USD OBFR	0	(10,785)	(10,785)
USD	26,646	05/05/2028	1M	JPM	Spotify Technology SA	1 day USD OBFR	0	(2,086)	(2,086)
USD	22,840	05/15/2033	1M	MSI	Spotify Technology SA	1 day USD OBFR	0	(3,639)	(3,639)
USD	67,095	05/20/2033	1M	GST	Spotify Technology SA	1 day USD OBFR	0	(11,276)	(11,276)
USD	48,982	05/20/2033	1M	GST	StepStone Group, Inc.	1 day USD OBFR	0	(2,007)	(2,007)
USD	177,658	05/15/2033	1M	MSI	StepStone Group, Inc.	1 day USD OBFR	0	(5,468)	(5,468)
USD	44,150	05/20/2033	1M	GST	STERIS PLC	1 day USD OBFR	0	(1,858)	(1,858)
USD	16,152	05/20/2033	1M	GST	Stoke Therapeutics, Inc.	1 day USD OBFR	0	(1,657)	(1,657)
EUR	86,967	05/15/2033	1M	MSI	Stora Enso OYJ	12 Month EUR STR	0	(6,539)	(6,539)
USD	2,990	05/20/2033	1M	GST	Structure Therapeutics, Inc.	1 day USD OBFR	0	(420)	(420)
USD	27,505	05/15/2033	1M	MSI	Structure Therapeutics, Inc.	1 day USD OBFR	0	(6,490)	(6,490)
USD	29,436	05/20/2033	1M	GST	Stryker Corp.	1 day USD OBFR	0	(2,019)	(2,019)
CHF	24,951	05/05/2028	1M	JPM	Sulzer AG	12 Month CHF SARON	0	(2,158)	(2,158)
CHF	94,559	05/20/2033	1M	GST	Sulzer AG	12 Month CHF SARON	0	(5,049)	(5,049)
USD	35,055	05/20/2033	1M	GST	Summit Therapeutics, Inc.	1 day USD OBFR	0	(4,368)	(4,368)
USD	39,818	05/20/2033	1M	GST	Syndax Pharmaceuticals, Inc.	1 day USD OBFR	0	(3,558)	(3,558)
USD	33,271	05/15/2033	1M	MSI	Taiwan Semiconductor Manufacturing Co., Ltd.	1 day USD OBFR	0	(318)	(318)
EUR	176,025	05/15/2033	1M	MSI	Talanx AG	12 Month EUR STR	0	(9,103)	(9,103)
EUR	213,940	05/20/2033	1M	GST	Talanx AG	12 Month EUR STR	0	(12,966)	(12,966)
USD	4,483	05/15/2033	1M	MSI	Tandem Diabetes Care, Inc.	1 day USD OBFR	0	(246)	(246)
USD	12,489	05/20/2033	1M	GST	Tandem Diabetes Care, Inc.	1 day USD OBFR	0	(1,008)	(1,008)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
HKD	1,334	05/20/2033	1M	GST	Tencent Holdings Ltd.	1 day HKD HONIA	$0	$(122)	$(122)
HKD	25,170	05/05/2028	1M	JPM	Tencent Holdings Ltd.	1 day HKD HONIA	0	(1,651)	(1,651)
HKD	45,984	05/15/2033	1M	MSI	Tencent Holdings Ltd.	1 day HKD HONIA	0	(2,242)	(2,242)
USD	96,429	05/20/2033	1M	GST	Teradyne, Inc.	1 day USD OBFR	0	(8,157)	(8,157)
USD	99,485	05/15/2033	1M	MSI	Teradyne, Inc.	1 day USD OBFR	0	(11,213)	(11,213)
USD	93,478	05/15/2033	1M	MSI	Texas Roadhouse, Inc.	1 day USD OBFR	0	(909)	(909)
USD	176,951	05/20/2033	1M	GST	Texas Roadhouse, Inc.	1 day USD OBFR	0	(2,759)	(2,759)
USD	55,795	05/20/2033	1M	GST	Thermo Fisher Scientific, Inc.	1 day USD OBFR	0	(4,068)	(4,068)
USD	37,975	05/15/2033	1M	MSI	TJX Cos., Inc.	1 day USD OBFR	0	(825)	(825)
JPY	91,559	05/15/2033	1M	MSI	Tochigi Bank Ltd.	12 Month JPY TONA	0	(2,323)	(2,323)
JPY	152,486	05/20/2033	1M	GST	Tochigi Bank Ltd.	12 Month JPY TONA	0	(3,030)	(3,030)
JPY	470,981	05/20/2033	1M	GST	Tokyo Stock Exchange TOPIX Banks Index	12 Month JPY TONA	0	(10,117)	(10,117)
USD	73,677	05/20/2033	1M	GST	Tradeweb Markets, Inc.	1 day USD OBFR	0	(1,197)	(1,197)
USD	83,290	05/15/2033	1M	MSI	Tradeweb Markets, Inc.	1 day USD OBFR	0	(5,147)	(5,147)
USD	218,633	05/20/2033	1M	GST	TransUnion	1 day USD OBFR	0	(18,981)	(18,981)
SEK	125	05/15/2033	1M	MSI	Trelleborg AB	12 Month SEK STIBOR	0	(2)	(2)
SEK	55,548	05/20/2033	1M	GST	Trelleborg AB	12 Month SEK STIBOR	0	(2,188)	(2,188)
USD	100,346	05/05/2028	1M	JPM	True Corp. PCL	1 day USD OBFR	0	(4,722)	(4,722)
CHF	280,085	05/15/2033	1M	MSI	UBS Group AG	12 Month CHF SARON	0	(2,989)	(2,989)
EUR	38,110	05/20/2033	1M	GST	UCB SA	12 Month EUR STR	0	(4,117)	(4,117)
EUR	63,405	05/05/2028	1M	JPM	UCB SA	12 Month EUR STR	0	(7,924)	(7,924)
EUR	389,736	05/20/2033	1M	GST	UniCredit SpA	12 Month EUR STR	0	(10,189)	(10,189)
EUR	313,261	05/15/2033	1M	MSI	UniCredit SpA	12 Month EUR STR	0	(12,623)	(12,623)
GBP	22	05/20/2033	1M	GST	Unilever PLC	12 Month GBP WMBA SONIA Compound	0	(2)	(2)
EUR	127,620	05/20/2033	1M	GST	United Internet AG	12 Month EUR STR	0	(7,777)	(7,777)
USD	7,509	05/15/2033	1M	MSI	United Therapeutics Corp.	1 day USD OBFR	0	(81)	(81)
USD	72,253	05/20/2033	1M	GST	United Therapeutics Corp.	1 day USD OBFR	0	(263)	(263)
NOK	31,398	05/05/2028	1M	JPM	Var Energi ASA	1 Month NOK NIBOR	0	(1,467)	(1,467)
USD	26,464	05/20/2033	1M	GST	Vera Therapeutics, Inc.	1 day USD OBFR	0	(3,816)	(3,816)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Swap Contracts (continued)
Total Return Swaps (continued)
Currency	Notional	Maturity Date	Frequency	Counter- party	Receive	Pay	Upfront Premiums Paid/ (Received)	Fair Value	Unrealized
USD	96,600	05/20/2033	1M	GST	Victory Giant Technology Huizhou Co., Ltd.	1 day USD OBFR	$0	$(4,306)	$(4,306)
USD	625,794	05/20/2033	1M	GST	Visa, Inc.	1 day USD OBFR	0	(13,281)	(13,281)
USD	15,082	05/15/2033	1M	MSI	Vistra Corp.	1 day USD OBFR	0	(560)	(560)
USD	153,987	05/20/2033	1M	GST	Vistra Corp.	1 day USD OBFR	0	(4,354)	(4,354)
EUR	15,898	05/20/2033	1M	GST	Vossloh AG	12 Month EUR STR	0	(105)	(105)
USD	19,156	05/20/2033	1M	GST	Walmart, Inc.	1 day USD OBFR	0	(23)	(23)
USD	97,780	05/15/2033	1M	MSI	Walt Disney Co.	1 day USD OBFR	0	(358)	(358)
USD	25,937	05/20/2033	1M	GST	Walt Disney Co.	1 day USD OBFR	0	(622)	(622)
USD	1,502	05/20/2033	1M	GST	Warby Parker, Inc.	1 day USD OBFR	0	(219)	(219)
USD	12,753	05/15/2033	1M	MSI	Warby Parker, Inc.	1 day USD OBFR	0	(830)	(830)
USD	7,416	05/20/2033	1M	GST	Waters Corp.	1 day USD OBFR	0	(303)	(303)
USD	50,887	05/15/2033	1M	MSI	Waters Corp.	1 day USD OBFR	0	(2,647)	(2,647)
USD	18,393	05/15/2033	1M	MSI	Weyerhaeuser Co.	1 day USD OBFR	0	(322)	(322)
USD	50,109	05/20/2033	1M	GST	Weyerhaeuser Co.	1 day USD OBFR	0	(1,584)	(1,584)
GBP	55,846	05/20/2033	1M	GST	Wise PLC	12 Month GBP WMBA SONIA Compound	0	(1,593)	(1,593)
USD	191,989	05/20/2033	1M	GST	Wyndham Hotels & Resorts, Inc.	1 day USD OBFR	0	(15,313)	(15,313)
USD	407,172	05/15/2033	1M	MSI	Yum! Brands, Inc.	1 day USD OBFR	0	(5,653)	(5,653)
HKD	159,344	05/15/2033	1M	MSI	Zijin Mining Group Co., Ltd.	1 day HKD HONIA	0	(7,576)	(7,576)
Total Total Return Swaps							$0	$(3,547,737)	$(3,547,737)
			Total Swap Contracts				$(675,694)	$(5,231,132)	$(4,555,438)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Forward Currency Contracts
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
AUD	20,000	USD	14,374	SSB	SELL	1.39	06/17/2026	$0	$(6)	$(6)
BRL	60,000	USD	11,940	PAR	SELL	5.03	06/17/2026	0	(26)	(26)
CAD	45,000	USD	33,217	PAR	SELL	1.35	06/17/2026	0	(91)	(91)
CHF	50,000	USD	64,325	UBS	SELL	1.29	05/07/2026	0	(377)	(377)
CLP	118,100,000	USD	132,566	BOA	SELL	890.88	05/07/2026	0	(1,782)	(1,782)
CLP	29,500,000	USD	33,519	RBC	SELL	880.10	05/07/2026	0	(851)	(851)
CLP	23,760,000	USD	26,607	PAR	SELL	893.00	05/07/2026	0	(295)	(295)
CLP	29,040,000	USD	32,520	PAR	SELL	893.00	05/07/2026	0	(361)	(361)
CNH	488,000	USD	71,520	HUS	SELL	6.82	05/07/2026	0	(96)	(96)
CNH	1,538,000	USD	225,306	BCY	SELL	6.83	05/07/2026	0	(201)	(201)
CNH	1,629,000	USD	238,751	GST	SELL	6.82	05/07/2026	0	(327)	(327)
CNH	1,286,000	USD	189,089	BCY	SELL	6.80	05/07/2026	0	(866)	(866)
CNH	1,273,000	USD	186,771	SCB	SELL	6.82	05/07/2026	0	(451)	(451)
CNH	5,538,000	USD	815,851	HUS	SELL	6.79	07/10/2026	0	(1,627)	(1,627)
CNH	2,769,000	USD	408,076	GST	SELL	6.79	07/10/2026	0	(964)	(964)
CNH	2,769,000	USD	408,497	GST	SELL	6.78	07/10/2026	0	(1,385)	(1,385)
CNH	2,769,000	USD	408,564	PAR	SELL	6.78	07/10/2026	0	(1,452)	(1,452)
CNH	5,538,000	USD	829,737	SCB	SELL	6.67	04/12/2027	0	(448)	(448)
COP	511,400,000	USD	140,951	BOA	SELL	3,628.18	05/07/2026	0	(135)	(135)
COP	5,800,000	USD	1,602	CBK	SELL	3,620.96	05/07/2026	0	(5)	(5)
COP	1,337,800,000	USD	367,568	CBK	SELL	3,639.54	06/02/2026	0	(1,442)	(1,442)
CZK	2,270,000	USD	110,293	BCY	SELL	20.58	05/07/2026	0	(1,020)	(1,020)
CZK	3,740,000	USD	182,613	BCY	SELL	20.48	05/07/2026	0	(2,577)	(2,577)
DKK	46,000	USD	7,240	MSI	SELL	6.35	05/29/2026	0	(8)	(8)
EUR	155,000	USD	181,996	JPM	SELL	0.85	05/07/2026	0	(156)	(156)
EUR	125,000	USD	146,859	BCY	SELL	0.85	05/07/2026	0	(214)	(214)
EUR	34,000	USD	40,157	CBK	SELL	0.85	05/07/2026	0	(270)	(270)
EUR	33,000	USD	38,960	PAR	SELL	0.85	05/07/2026	0	(246)	(246)
EUR	14,000	USD	16,526	BCY	SELL	0.85	05/07/2026	0	(102)	(102)
EUR	14,000	USD	16,526	BCY	SELL	0.85	05/07/2026	0	(102)	(102)
EUR	127,000	USD	149,757	UBS	SELL	0.85	05/07/2026	0	(766)	(766)
EUR	193,000	USD	227,404	BCY	SELL	0.85	05/07/2026	0	(984)	(984)
EUR	7,200	USD	8,482	SSB	SELL	0.85	05/07/2026	0	(35)	(35)
EUR	63,000	USD	74,230	UBS	SELL	0.85	05/07/2026	0	(320)	(320)
EUR	41,000	USD	48,126	SSB	SELL	0.85	05/07/2026	0	(26)	(26)
EUR	14,000	USD	16,441	PAR	SELL	0.85	05/07/2026	0	(16)	(16)
EUR	161,000	USD	189,231	UBS	SELL	0.85	05/07/2026	0	(353)	(353)
EUR	7,000	USD	8,262	SSB	SELL	0.85	06/17/2026	0	(34)	(34)
EUR	18,000	USD	21,174	SSB	SELL	0.85	06/17/2026	0	(17)	(17)
HKD	6,590,000	USD	845,837	UBS	SELL	7.79	06/12/2026	0	(3,380)	(3,380)
HKD	6,590,000	USD	845,271	SCB	SELL	7.80	06/18/2026	0	(2,652)	(2,652)
HKD	3,295,000	USD	422,593	SCB	SELL	7.80	06/23/2026	0	(1,216)	(1,216)
HKD	3,295,000	USD	422,805	DBF	SELL	7.79	06/26/2026	0	(1,387)	(1,387)
HUF	375,000,000	USD	1,206,564	GST	SELL	310.80	05/07/2026	0	(26)	(26)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
IDR	1,199,000,000	USD	70,179	BOA	SELL	17,085.26	05/07/2026	$0	$(951)	$(951)
INR	5,280,000	USD	56,242	CBK	SELL	93.88	05/07/2026	0	(637)	(637)
INR	5,280,000	USD	56,254	CBK	SELL	93.86	05/07/2026	0	(649)	(649)
INR	5,280,000	USD	56,314	CBK	SELL	93.76	05/07/2026	0	(709)	(709)
INR	1,760,000	USD	18,763	CBK	SELL	93.80	05/07/2026	0	(228)	(228)
INR	4,580,000	USD	49,216	CBK	SELL	93.06	05/07/2026	0	(982)	(982)
INR	8,540,000	USD	91,405	BOA	SELL	93.43	05/07/2026	0	(1,468)	(1,468)
INR	10,480,000	USD	112,014	BCY	SELL	93.56	05/07/2026	0	(1,645)	(1,645)
INR	4,110,000	USD	43,887	CBK	SELL	93.65	05/07/2026	0	(603)	(603)
INR	6,210,000	USD	66,417	BOA	SELL	93.50	05/07/2026	0	(1,017)	(1,017)
INR	16,340,000	USD	176,420	SCB	SELL	92.62	05/07/2026	0	(4,338)	(4,338)
INR	10,440,000	USD	111,673	BCY	SELL	93.49	05/07/2026	0	(1,726)	(1,726)
INR	17,420,000	USD	186,171	BCY	SELL	93.57	05/07/2026	0	(2,715)	(2,715)
INR	1,530,000	USD	16,141	CBK	SELL	94.79	05/07/2026	0	(28)	(28)
INR	22,080,000	USD	232,164	CBK	SELL	95.11	06/02/2026	0	(348)	(348)
INR	75,108,000	USD	797,325	SCB	SELL	94.20	07/20/2026	0	(13,957)	(13,957)
INR	37,554,000	USD	399,298	SCB	SELL	94.05	07/22/2026	0	(7,730)	(7,730)
KRW	107,120,000	USD	72,447	MSI	SELL	1,478.59	05/07/2026	0	(182)	(182)
KRW	51,320,000	USD	34,716	HUS	SELL	1,478.26	05/07/2026	0	(95)	(95)
KRW	106,210,000	USD	72,281	GST	SELL	1,469.40	05/07/2026	0	(630)	(630)
KRW	52,610,000	USD	35,667	CBK	SELL	1,475.01	05/07/2026	0	(176)	(176)
KRW	64,900,000	USD	44,400	PAR	SELL	1,461.71	05/07/2026	0	(617)	(617)
KRW	91,000,000	USD	62,082	PAR	SELL	1,465.80	05/07/2026	0	(692)	(692)
KRW	129,050,000	USD	87,196	GST	SELL	1,479.99	05/07/2026	0	(136)	(136)
KRW	105,580,000	USD	71,428	DBF	SELL	1,478.13	05/07/2026	0	(201)	(201)
KRW	158,100,000	USD	107,405	GST	SELL	1,472.00	05/07/2026	0	(747)	(747)
KRW	264,400,000	USD	179,015	GST	SELL	1,476.97	06/02/2026	0	(24)	(24)
KRW	488,500,000	USD	330,745	GST	SELL	1,476.97	06/02/2026	0	(45)	(45)
MXN	2,540,000	USD	145,162	JPM	SELL	17.50	05/07/2026	0	(144)	(144)
MXN	3,320,000	USD	190,296	JPM	SELL	17.45	05/07/2026	0	(745)	(745)
MXN	3,270,000	USD	189,100	BCY	SELL	17.29	05/07/2026	0	(2,403)	(2,403)
MXN	1,720,000	USD	99,335	SSB	SELL	17.32	05/07/2026	0	(1,133)	(1,133)
MXN	2,850,000	USD	165,182	BCY	SELL	17.25	05/07/2026	0	(2,464)	(2,464)
MXN	1,910,000	USD	111,076	CBK	SELL	17.20	05/07/2026	0	(2,026)	(2,026)
MXN	290,000	USD	16,708	PAR	SELL	17.36	05/07/2026	0	(150)	(150)
MXN	90,000	USD	5,160	SSB	SELL	17.44	06/17/2026	0	(39)	(39)
NOK	40,000	USD	4,308	SSB	SELL	9.28	06/17/2026	0	(10)	(10)
NZD	320,000	USD	188,732	UBS	SELL	1.70	05/07/2026	0	(313)	(313)
NZD	295,000	USD	174,071	UBS	SELL	1.69	05/07/2026	0	(372)	(372)
NZD	280,000	USD	164,905	UBS	SELL	1.70	05/07/2026	0	(39)	(39)
PEN	165,000	USD	47,986	CBK	SELL	3.44	05/07/2026	0	(1,142)	(1,142)
PEN	133,000	USD	39,210	CBK	SELL	3.39	05/07/2026	0	(1,451)	(1,451)
PEN	132,000	USD	38,990	CBK	SELL	3.39	05/07/2026	0	(1,515)	(1,515)
PEN	205,000	USD	60,579	BOA	SELL	3.38	05/07/2026	0	(2,380)	(2,380)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
PHP	1,970,000	USD	32,355	GST	SELL	60.89	05/07/2026	$0	$(281)	$(281)
PHP	4,240,000	USD	71,069	GST	SELL	59.66	05/07/2026	0	(2,038)	(2,038)
PHP	40,000	USD	664	CBK	SELL	60.26	05/07/2026	0	(13)	(13)
PHP	11,864,000	USD	199,161	GST	SELL	59.57	05/07/2026	0	(6,003)	(6,003)
PHP	2,966,000	USD	49,849	DBF	SELL	59.50	05/07/2026	0	(1,559)	(1,559)
PLN	60,000	USD	16,712	BCY	SELL	3.59	05/07/2026	0	(180)	(180)
PLN	395,000	USD	110,690	PAR	SELL	3.57	05/07/2026	0	(1,857)	(1,857)
PLN	445,000	USD	123,029	BCY	SELL	3.62	05/07/2026	0	(420)	(420)
SEK	1,790,000	USD	194,693	JPM	SELL	9.19	05/07/2026	0	(1,198)	(1,198)
SEK	570,000	USD	62,159	CBK	SELL	9.17	05/07/2026	0	(544)	(544)
SEK	722,000	USD	78,398	SCB	SELL	9.21	05/29/2026	0	(260)	(260)
SGD	290,000	USD	227,902	GST	SELL	1.27	05/07/2026	0	(161)	(161)
SGD	215,000	USD	169,214	UBS	SELL	1.27	05/07/2026	0	(371)	(371)
SGD	290,000	USD	228,117	UBS	SELL	1.27	05/07/2026	0	(376)	(376)
SGD	160,000	USD	125,804	BCY	SELL	1.27	05/07/2026	0	(154)	(154)
SGD	155,000	USD	121,775	BCY	SELL	1.27	05/07/2026	0	(51)	(51)
SGD	95,000	USD	74,636	SCB	SELL	1.27	05/07/2026	0	(31)	(31)
THB	2,310,000	USD	71,628	UBS	SELL	32.25	05/07/2026	0	(758)	(758)
THB	3,470,000	USD	107,933	UBS	SELL	32.15	05/07/2026	0	(1,475)	(1,475)
THB	1,020,000	USD	32,111	HUS	SELL	31.77	05/07/2026	0	(818)	(818)
THB	1,550,000	USD	48,377	BCY	SELL	32.04	05/07/2026	0	(824)	(824)
THB	1,150,000	USD	35,347	HUS	SELL	32.53	05/07/2026	0	(66)	(66)
TWD	6,770,000	USD	214,003	GST	SELL	31.64	05/07/2026	0	(250)	(250)
TWD	1,770,000	USD	55,942	UBS	SELL	31.64	05/07/2026	0	(57)	(57)
TWD	4,485,000	USD	142,834	GST	SELL	31.40	05/07/2026	0	(1,227)	(1,227)
TWD	1,705,000	USD	54,067	UBS	SELL	31.54	05/07/2026	0	(234)	(234)
TWD	2,960,000	USD	93,912	DBF	SELL	31.52	05/29/2026	0	(454)	(454)
TWD	22,940,000	USD	724,780	GST	SELL	31.65	06/02/2026	0	(652)	(652)
TWD	140,000	USD	4,423	GST	SELL	31.65	06/02/2026	0	(4)	(4)
TWD	9,202,000	USD	307,040	HUS	SELL	0.03	07/07/2026	0	(16,848)	(16,848)
TWD	171,000	USD	5,706	HUS	SELL	0.03	07/07/2026	0	(313)	(313)
USD	106,020	AUD	155,000	MSI	BUY	1.46	05/07/2026	0	(5,411)	(5,411)
USD	126,854	AUD	185,000	UBS	BUY	1.46	05/07/2026	0	(6,145)	(6,145)
USD	15,807	AUD	23,000	BCY	BUY	1.46	05/07/2026	0	(728)	(728)
USD	374,557	AUD	545,000	BCY	BUY	1.46	05/07/2026	0	(17,249)	(17,249)
USD	185,076	AUD	270,000	PAR	BUY	1.46	05/07/2026	0	(9,030)	(9,030)
USD	90,126	AUD	130,000	BCY	BUY	1.44	05/07/2026	0	(3,332)	(3,332)
USD	370,575	AUD	540,000	JPM	BUY	1.46	05/07/2026	0	(17,636)	(17,636)
USD	120,409	AUD	175,000	GST	BUY	1.45	05/07/2026	0	(5,401)	(5,401)
USD	110,230	AUD	160,000	UBS	BUY	1.45	05/07/2026	0	(4,795)	(4,795)
USD	186,086	AUD	270,000	PAR	BUY	1.45	05/07/2026	0	(8,020)	(8,020)
USD	186,538	AUD	270,000	UBS	BUY	1.45	05/07/2026	0	(7,568)	(7,568)
USD	114,518	AUD	165,000	UBS	BUY	1.44	05/07/2026	0	(4,103)	(4,103)
USD	90,277	AUD	130,000	BCY	BUY	1.44	05/07/2026	0	(3,181)	(3,181)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	91,630	AUD	130,000	UBS	BUY	1.42	05/07/2026	$0	$(1,828)	$(1,828)
USD	144,664	AUD	205,000	BCY	BUY	1.42	05/07/2026	0	(2,713)	(2,713)
USD	91,641	AUD	130,000	UBS	BUY	1.42	05/07/2026	0	(1,817)	(1,817)
USD	126,817	AUD	180,000	BCY	BUY	1.42	05/07/2026	0	(2,587)	(2,587)
USD	143,399	AUD	200,000	BCY	BUY	1.39	05/07/2026	0	(383)	(383)
USD	190,093	AUD	265,000	UBS	BUY	1.39	05/07/2026	0	(418)	(418)
USD	96,713	AUD	135,000	UBS	BUY	1.40	05/07/2026	0	(340)	(340)
USD	89,180	AUD	125,000	CBK	BUY	1.40	05/07/2026	0	(684)	(684)
USD	164,862	AUD	230,000	UBS	BUY	1.40	05/07/2026	0	(487)	(487)
USD	723,695	AUD	1,015,000	DBF	BUY	1.40	05/07/2026	0	(5,998)	(5,998)
USD	8,566	AUD	12,000	JPM	BUY	1.40	05/29/2026	0	(57)	(57)
USD	34,622	AUD	48,500	JPM	BUY	1.40	05/29/2026	0	(231)	(231)
USD	52,872	AUD	74,200	MSI	BUY	1.40	05/29/2026	0	(450)	(450)
USD	6,414	AUD	9,000	DBF	BUY	1.40	06/02/2026	0	(53)	(53)
USD	16,391	AUD	23,000	DBF	BUY	1.40	06/02/2026	0	(136)	(136)
USD	24,937	AUD	35,000	DBF	BUY	1.40	06/17/2026	0	(206)	(206)
USD	450,682	BRL	2,373,000	MSI	BUY	5.27	05/05/2026	0	(25,594)	(25,594)
USD	250,696	BRL	1,320,000	MSI	BUY	5.27	05/05/2026	0	(14,237)	(14,237)
USD	30,128	BRL	157,000	UBS	BUY	5.21	05/05/2026	0	(1,383)	(1,383)
USD	29,070	BRL	151,000	MSI	BUY	5.19	05/05/2026	0	(1,236)	(1,236)
USD	11,777	BRL	60,000	GST	BUY	5.09	05/05/2026	0	(265)	(265)
USD	129,877	BRL	661,000	DBF	BUY	5.09	05/05/2026	0	(2,790)	(2,790)
USD	497,341	BRL	2,478,000	HUS	BUY	4.98	05/05/2026	0	(10)	(10)
USD	1,012,608	BRL	5,060,000	GST	BUY	5.00	05/05/2026	0	(2,967)	(2,967)
USD	16,010	BRL	80,000	GST	BUY	5.00	05/05/2026	0	(47)	(47)
USD	31,199	BRL	157,000	GST	BUY	5.03	06/02/2026	0	(85)	(85)
USD	2,818	BRL	15,000	CBK	BUY	5.32	06/17/2026	0	(160)	(160)
USD	14,719	BRL	75,000	PAR	BUY	5.10	06/17/2026	0	(173)	(173)
USD	262,577	CAD	365,000	UBS	BUY	1.39	05/07/2026	0	(5,655)	(5,655)
USD	284,091	CAD	395,000	BCY	BUY	1.39	05/07/2026	0	(6,187)	(6,187)
USD	186,872	CAD	260,000	PAR	BUY	1.39	05/07/2026	0	(4,198)	(4,198)
USD	186,873	CAD	260,000	PAR	BUY	1.39	05/07/2026	0	(4,196)	(4,196)
USD	222,588	CAD	310,000	BCY	BUY	1.39	05/07/2026	0	(5,226)	(5,226)
USD	43,202	CAD	60,000	UBS	BUY	1.39	05/07/2026	0	(891)	(891)
USD	187,267	CAD	260,000	JPM	BUY	1.39	05/07/2026	0	(3,802)	(3,802)
USD	147,511	CAD	205,000	BCY	BUY	1.39	05/07/2026	0	(3,139)	(3,139)
USD	327,378	CAD	455,000	GST	BUY	1.39	05/07/2026	0	(6,993)	(6,993)
USD	18,708	CAD	26,000	UBS	BUY	1.39	05/07/2026	0	(399)	(399)
USD	82,546	CAD	115,000	BCY	BUY	1.39	05/07/2026	0	(1,965)	(1,965)
USD	165,029	CAD	230,000	BCY	BUY	1.39	05/07/2026	0	(3,994)	(3,994)
USD	151,721	CAD	210,000	BCY	BUY	1.38	05/07/2026	0	(2,604)	(2,604)
USD	187,808	CAD	260,000	JPM	BUY	1.38	05/07/2026	0	(3,262)	(3,262)
USD	188,166	CAD	260,000	BCY	BUY	1.38	05/07/2026	0	(2,903)	(2,903)
USD	271,564	CAD	375,000	BCY	BUY	1.38	05/07/2026	0	(4,016)	(4,016)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	126,793	CAD	175,000	BCY	BUY	1.38	05/07/2026	$0	$(1,811)	$(1,811)
USD	202,527	CAD	280,000	UBS	BUY	1.38	05/07/2026	0	(3,239)	(3,239)
USD	189,062	CAD	260,000	BCY	BUY	1.38	05/07/2026	0	(2,007)	(2,007)
USD	91,043	CAD	125,000	RBC	BUY	1.37	05/07/2026	0	(818)	(818)
USD	226,410	CAD	310,000	BCY	BUY	1.37	05/07/2026	0	(1,404)	(1,404)
USD	117,258	CAD	160,000	GST	BUY	1.36	05/07/2026	0	(323)	(323)
USD	82,632	CAD	113,000	BCY	BUY	1.37	05/07/2026	0	(409)	(409)
USD	67,258	CAD	92,000	PAR	BUY	1.37	05/07/2026	0	(351)	(351)
USD	32,899	CAD	45,000	HUS	BUY	1.37	05/07/2026	0	(171)	(171)
USD	21,954	CAD	30,000	BCY	BUY	1.37	05/29/2026	0	(113)	(113)
USD	13,977	CAD	19,100	BCY	BUY	1.37	05/29/2026	0	(72)	(72)
USD	16,100	CAD	22,000	BCY	BUY	1.37	05/29/2026	0	(83)	(83)
USD	62,203	CAD	85,000	BCY	BUY	1.37	05/29/2026	0	(320)	(320)
USD	3,953	CAD	5,400	TDS	BUY	1.37	05/29/2026	0	(19)	(19)
USD	98,620	CAD	135,000	SSB	BUY	1.37	06/02/2026	0	(698)	(698)
USD	156,626	CAD	214,000	HUS	BUY	1.37	06/02/2026	0	(811)	(811)
USD	32,905	CAD	45,000	MSI	BUY	1.37	06/17/2026	0	(221)	(221)
USD	39,759	CAD	55,000	CBK	BUY	1.38	06/17/2026	0	(729)	(729)
USD	10,945	CAD	15,000	SCB	BUY	1.37	06/17/2026	0	(98)	(98)
USD	188,104	CHF	150,000	BCY	BUY	1.25	05/07/2026	0	(3,741)	(3,741)
USD	144,094	CHF	115,000	UBS	BUY	1.25	05/07/2026	0	(2,987)	(2,987)
USD	252,923	CHF	200,000	BCY	BUY	1.26	05/07/2026	0	(2,870)	(2,870)
USD	265,190	CHF	210,000	UBS	BUY	1.26	05/07/2026	0	(3,393)	(3,393)
USD	151,875	CHF	120,000	UBS	BUY	1.27	05/07/2026	0	(1,602)	(1,602)
USD	178,304	CHF	140,000	UBS	BUY	1.27	05/07/2026	0	(752)	(752)
USD	8,552	CHF	6,700	JPM	BUY	1.28	05/29/2026	0	(38)	(38)
USD	499,075	CHF	391,000	JPM	BUY	1.28	05/29/2026	0	(2,192)	(2,192)
USD	14,040	CHF	11,000	JPM	BUY	1.28	05/29/2026	0	(62)	(62)
USD	47,985	CHF	37,600	MSI	BUY	1.28	05/29/2026	0	(219)	(219)
USD	51,128	CHF	40,000	MSI	BUY	1.28	05/29/2026	0	(153)	(153)
USD	20,181	CHF	15,800	UBS	BUY	1.28	05/29/2026	0	(75)	(75)
USD	5,083	CHF	4,000	JPM	BUY	1.27	05/29/2026	0	(45)	(45)
USD	24,273	CHF	19,100	JPM	BUY	1.27	05/29/2026	0	(214)	(214)
USD	31,383	CLP	29,001,000	BOA	BUY	924.10	05/07/2026	0	(733)	(733)
USD	31,412	CLP	29,001,000	CBK	BUY	923.25	05/07/2026	0	(704)	(704)
USD	37,393	CLP	34,525,000	UBS	BUY	923.30	05/07/2026	0	(840)	(840)
USD	49,364	CLP	45,573,000	HUS	BUY	923.20	05/07/2026	0	(1,103)	(1,103)
USD	90,690	CLP	82,800,000	BOA	BUY	913.00	05/07/2026	0	(1,002)	(1,002)
USD	2,205	CLP	2,000,000	UBS	BUY	907.00	05/07/2026	0	(10)	(10)
USD	168,144	CLP	152,500,000	UBS	BUY	906.96	06/02/2026	0	(742)	(742)
USD	16,870	CLP	15,300,000	UBS	BUY	906.96	06/02/2026	0	(74)	(74)
USD	188,367	CNH	1,293,000	BCY	BUY	6.86	05/07/2026	0	(880)	(880)
USD	747,218	CNH	5,127,000	JPM	BUY	6.86	05/07/2026	0	(3,183)	(3,183)
USD	226,965	CNH	1,557,000	BCY	BUY	6.86	05/07/2026	0	(922)	(922)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	186,935	CNH	1,286,000	JPM	BUY	6.88	05/07/2026	$0	$(1,287)	$(1,287)
USD	187,425	CNH	1,289,000	PAR	BUY	6.88	05/07/2026	0	(1,237)	(1,237)
USD	5,526	CNH	38,000	BCY	BUY	6.88	05/07/2026	0	(36)	(36)
USD	263,930	CNH	1,807,000	GST	BUY	6.85	05/07/2026	0	(547)	(547)
USD	150,512	CNH	1,032,000	GST	BUY	6.86	05/07/2026	0	(534)	(534)
USD	34,148	CNH	233,000	PAR	BUY	6.82	06/02/2026	0	(17)	(17)
USD	1,199,476	CNH	8,244,000	SCB	BUY	6.87	06/11/2026	0	(10,111)	(10,111)
USD	328,306	CNH	2,242,000	SCB	BUY	6.83	06/15/2026	0	(741)	(741)
USD	1,221,876	CNH	8,244,000	GST	BUY	6.75	03/11/2027	0	(9,932)	(9,932)
USD	333,115	CNH	2,242,000	DBF	BUY	6.73	03/15/2027	0	(1,973)	(1,973)
USD	415,800	CZK	8,870,000	GST	BUY	21.33	05/07/2026	0	(11,182)	(11,182)
USD	14,532	CZK	310,000	GST	BUY	21.33	05/07/2026	0	(391)	(391)
USD	39,195	CZK	840,000	GST	BUY	21.43	05/07/2026	0	(1,241)	(1,241)
USD	166,089	CZK	3,510,000	BCY	BUY	21.13	05/07/2026	0	(2,875)	(2,875)
USD	56,783	CZK	1,200,000	PAR	BUY	21.13	05/07/2026	0	(982)	(982)
USD	14,425	CZK	300,000	SCB	BUY	20.80	05/07/2026	0	(17)	(17)
USD	92,812	CZK	1,930,000	GST	BUY	20.79	05/07/2026	0	(94)	(94)
USD	89,749	CZK	1,870,000	DBF	BUY	20.84	05/07/2026	0	(269)	(269)
USD	22,113	CZK	460,000	PAR	BUY	20.80	06/02/2026	0	(38)	(38)
USD	15,667	DKK	100,000	PAR	BUY	6.38	05/29/2026	0	(54)	(54)
USD	1,253	DKK	8,000	PAR	BUY	6.38	05/29/2026	0	(4)	(4)
USD	112,429	EUR	98,000	BCY	BUY	0.87	05/07/2026	0	(2,540)	(2,540)
USD	78,160	EUR	68,000	DBF	BUY	0.87	05/07/2026	0	(1,615)	(1,615)
USD	70,114	EUR	61,000	DBF	BUY	0.87	05/07/2026	0	(1,449)	(1,449)
USD	11,494	EUR	10,000	DBF	BUY	0.87	05/07/2026	0	(237)	(237)
USD	5,172	EUR	4,500	DBF	BUY	0.87	05/07/2026	0	(107)	(107)
USD	10,345	EUR	9,000	DBF	BUY	0.87	05/07/2026	0	(214)	(214)
USD	2,480,433	EUR	2,158,000	DBF	BUY	0.87	05/07/2026	0	(51,246)	(51,246)
USD	231,032	EUR	201,000	DBF	BUY	0.87	05/07/2026	0	(4,773)	(4,773)
USD	62,243	EUR	54,200	TDS	BUY	0.87	05/07/2026	0	(1,342)	(1,342)
USD	50,530	EUR	44,000	TDS	BUY	0.87	05/07/2026	0	(1,089)	(1,089)
USD	224,779	EUR	195,000	UBS	BUY	0.87	05/07/2026	0	(3,987)	(3,987)
USD	143,135	EUR	124,000	UBS	BUY	0.87	05/07/2026	0	(2,337)	(2,337)
USD	189,103	EUR	163,000	GST	BUY	0.86	05/07/2026	0	(2,122)	(2,122)
USD	98,604	EUR	85,000	GST	BUY	0.86	05/07/2026	0	(1,115)	(1,115)
USD	189,072	EUR	163,000	GST	BUY	0.86	05/07/2026	0	(2,153)	(2,153)
USD	58,080	EUR	50,000	JPM	BUY	0.86	05/07/2026	0	(578)	(578)
USD	166,202	EUR	143,000	GST	BUY	0.86	05/07/2026	0	(1,560)	(1,560)
USD	185,650	EUR	161,000	GST	BUY	0.87	05/07/2026	0	(3,229)	(3,229)
USD	185,811	EUR	161,000	GST	BUY	0.87	05/07/2026	0	(3,067)	(3,067)
USD	185,972	EUR	161,000	GST	BUY	0.87	05/07/2026	0	(2,907)	(2,907)
USD	186,133	EUR	161,000	GST	BUY	0.87	05/07/2026	0	(2,746)	(2,746)
USD	71,613	EUR	62,000	JPM	BUY	0.87	05/07/2026	0	(1,123)	(1,123)
USD	35,745	EUR	31,000	UBS	BUY	0.87	05/07/2026	0	(623)	(623)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	68,321	EUR	59,000	BOA	BUY	0.86	05/07/2026	$0	$(895)	$(895)
USD	114,954	EUR	98,000	UBS	BUY	0.85	05/07/2026	0	(16)	(16)
USD	78,458	EUR	67,000	PAR	BUY	0.85	05/07/2026	0	(144)	(144)
USD	26,933	EUR	23,000	PAR	BUY	0.85	05/07/2026	0	(49)	(49)
USD	12,881	EUR	11,000	PAR	BUY	0.85	05/07/2026	0	(24)	(24)
USD	33,896	EUR	29,000	UBS	BUY	0.86	05/07/2026	0	(126)	(126)
USD	93,577	EUR	80,000	CBK	BUY	0.85	05/07/2026	0	(276)	(276)
USD	28,102	EUR	24,000	UBS	BUY	0.85	05/07/2026	0	(54)	(54)
USD	100,816	EUR	86,000	CBK	BUY	0.85	05/07/2026	0	(76)	(76)
USD	26,962	EUR	23,000	CBK	BUY	0.85	05/07/2026	0	(20)	(20)
USD	16,411	EUR	14,000	PAR	BUY	0.85	05/07/2026	0	(13)	(13)
USD	122,850	EUR	105,000	CBK	BUY	0.85	05/07/2026	0	(332)	(332)
USD	8,198	EUR	7,000	DBF	BUY	0.85	05/07/2026	0	(14)	(14)
USD	194,418	EUR	166,000	DBF	BUY	0.85	05/07/2026	0	(326)	(326)
USD	1,874	EUR	1,600	DBF	BUY	0.85	05/07/2026	0	(3)	(3)
USD	145,228	EUR	124,000	DBF	BUY	0.85	05/07/2026	0	(244)	(244)
USD	8,198	EUR	7,000	DBF	BUY	0.85	05/07/2026	0	(14)	(14)
USD	569,337	EUR	486,400	PAR	BUY	0.85	05/29/2026	0	(1,879)	(1,879)
USD	86,033	EUR	73,500	PAR	BUY	0.85	05/29/2026	0	(284)	(284)
USD	609,836	EUR	521,000	PAR	BUY	0.85	05/29/2026	0	(2,012)	(2,012)
USD	164,457	EUR	140,500	PAR	BUY	0.85	05/29/2026	0	(543)	(543)
USD	30,082	EUR	25,700	PAR	BUY	0.85	05/29/2026	0	(99)	(99)
USD	139,291	EUR	119,000	PAR	BUY	0.85	05/29/2026	0	(460)	(460)
USD	155,658	EUR	132,600	UBS	BUY	0.85	05/29/2026	0	(64)	(64)
USD	99,767	EUR	85,000	BOA	BUY	0.85	05/29/2026	0	(55)	(55)
USD	370,291	EUR	315,800	HUS	BUY	0.85	05/29/2026	0	(576)	(576)
USD	41,055	EUR	35,000	DBF	BUY	0.85	05/29/2026	0	(48)	(48)
USD	113,674	EUR	97,000	JPM	BUY	0.85	05/29/2026	0	(240)	(240)
USD	198,980	EUR	170,000	BOA	BUY	0.85	05/29/2026	0	(663)	(663)
USD	31,558	EUR	27,000	DBF	BUY	0.86	05/29/2026	0	(150)	(150)
USD	246,017	EUR	209,800	DBF	BUY	0.85	06/02/2026	0	(413)	(413)
USD	151,269	EUR	129,000	DBF	BUY	0.85	06/02/2026	0	(254)	(254)
USD	246,251	EUR	210,000	DBF	BUY	0.85	06/02/2026	0	(414)	(414)
USD	59,251	EUR	51,000	DBF	BUY	0.86	06/17/2026	0	(693)	(693)
USD	41,824	EUR	36,000	DBF	BUY	0.86	06/17/2026	0	(489)	(489)
USD	301,055	EUR	261,000	JPM	BUY	0.87	06/17/2026	0	(5,718)	(5,718)
USD	34,751	EUR	30,000	TDS	BUY	0.86	06/17/2026	0	(510)	(510)
USD	222,799	GBP	169,000	JPM	BUY	0.76	05/07/2026	0	(6,846)	(6,846)
USD	11,886	GBP	9,000	GST	BUY	0.76	05/07/2026	0	(344)	(344)
USD	1,291,603	GBP	978,000	GST	BUY	0.76	05/07/2026	0	(37,350)	(37,350)
USD	7,924	GBP	6,000	GST	BUY	0.76	05/07/2026	0	(229)	(229)
USD	3,996,308	GBP	3,026,000	GST	BUY	0.76	05/07/2026	0	(115,563)	(115,563)
USD	18,489	GBP	14,000	GST	BUY	0.76	05/07/2026	0	(535)	(535)
USD	140,386	GBP	106,300	GST	BUY	0.76	05/07/2026	0	(4,060)	(4,060)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	118,912	GBP	90,000	UBS	BUY	0.76	05/07/2026	$0	$(3,384)	$(3,384)
USD	186,161	GBP	141,000	PAR	BUY	0.76	05/07/2026	0	(5,437)	(5,437)
USD	174,110	GBP	131,000	BCY	BUY	0.75	05/07/2026	0	(3,899)	(3,899)
USD	42,571	GBP	32,000	BCY	BUY	0.75	05/07/2026	0	(913)	(913)
USD	91,335	GBP	68,000	BCY	BUY	0.74	05/07/2026	0	(1,067)	(1,067)
USD	114,201	GBP	85,000	JPM	BUY	0.74	05/07/2026	0	(1,301)	(1,301)
USD	145,286	GBP	108,000	UBS	BUY	0.74	05/07/2026	0	(1,469)	(1,469)
USD	82,016	GBP	61,000	CBK	BUY	0.74	05/07/2026	0	(873)	(873)
USD	33,639	GBP	25,000	HUS	BUY	0.74	05/07/2026	0	(332)	(332)
USD	26,896	GBP	20,000	PAR	BUY	0.74	05/07/2026	0	(281)	(281)
USD	21,478	GBP	16,000	UBS	BUY	0.75	05/07/2026	0	(264)	(264)
USD	187,525	GBP	140,000	BCY	BUY	0.75	05/07/2026	0	(2,713)	(2,713)
USD	127,198	GBP	95,000	BCY	BUY	0.75	05/07/2026	0	(1,892)	(1,892)
USD	70,016	GBP	52,000	UBS	BUY	0.74	05/07/2026	0	(644)	(644)
USD	33,653	GBP	25,000	CBK	BUY	0.74	05/07/2026	0	(318)	(318)
USD	47,115	GBP	35,000	CBK	BUY	0.74	05/07/2026	0	(445)	(445)
USD	74,699	GBP	55,000	UBS	BUY	0.74	05/07/2026	0	(37)	(37)
USD	47,387	GBP	35,000	CBK	BUY	0.74	05/07/2026	0	(173)	(173)
USD	165,095	GBP	122,000	BCY	BUY	0.74	05/07/2026	0	(684)	(684)
USD	22,964	GBP	17,000	BCY	BUY	0.74	05/07/2026	0	(136)	(136)
USD	27,034	GBP	20,000	UBS	BUY	0.74	05/07/2026	0	(143)	(143)
USD	6,753	GBP	5,000	PAR	BUY	0.74	05/07/2026	0	(41)	(41)
USD	209,184	GBP	155,000	GST	BUY	0.74	05/07/2026	0	(1,437)	(1,437)
USD	132,719	GBP	98,000	CBK	BUY	0.74	05/07/2026	0	(448)	(448)
USD	189,650	GBP	140,000	UBS	BUY	0.74	05/07/2026	0	(588)	(588)
USD	47,254	GBP	35,000	JPM	BUY	0.74	05/07/2026	0	(306)	(306)
USD	64,805	GBP	48,000	JPM	BUY	0.74	05/07/2026	0	(420)	(420)
USD	37,211	GBP	27,600	GST	BUY	0.74	05/29/2026	0	(292)	(292)
USD	176,755	GBP	131,100	GST	BUY	0.74	05/29/2026	0	(1,387)	(1,387)
USD	141,296	GBP	104,800	GST	BUY	0.74	05/29/2026	0	(1,108)	(1,108)
USD	20,224	GBP	15,000	GST	BUY	0.74	05/29/2026	0	(159)	(159)
USD	9,438	GBP	7,000	GST	BUY	0.74	05/29/2026	0	(74)	(74)
USD	15,933	GBP	11,800	SSB	BUY	0.74	05/29/2026	0	(101)	(101)
USD	7,570	GBP	5,600	HUS	BUY	0.74	05/29/2026	0	(40)	(40)
USD	28,425	GBP	21,000	PAR	BUY	0.74	05/29/2026	0	(111)	(111)
USD	12,052	GBP	8,900	UBS	BUY	0.74	05/29/2026	0	(41)	(41)
USD	32,695	GBP	24,200	TDS	BUY	0.74	05/29/2026	0	(189)	(189)
USD	16,745	GBP	12,400	UBS	BUY	0.74	05/29/2026	0	(104)	(104)
USD	19,826	GBP	14,700	MSI	BUY	0.74	05/29/2026	0	(148)	(148)
USD	47,269	GBP	35,000	SCB	BUY	0.74	06/02/2026	0	(289)	(289)
USD	25,651	GBP	19,000	JPM	BUY	0.74	06/02/2026	0	(166)	(166)
USD	143,511	GBP	106,300	JPM	BUY	0.74	06/02/2026	0	(931)	(931)
USD	27,001	GBP	20,000	JPM	BUY	0.74	06/02/2026	0	(175)	(175)
USD	13,501	GBP	10,000	JPM	BUY	0.74	06/02/2026	0	(88)	(88)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	12,151	GBP	9,000	JPM	BUY	0.74	06/02/2026	$0	$(79)	$(79)
USD	384,767	GBP	285,000	JPM	BUY	0.74	06/02/2026	0	(2,495)	(2,495)
USD	8,100	GBP	6,000	JPM	BUY	0.74	06/02/2026	0	(53)	(53)
USD	284,631	GBP	214,000	JPM	BUY	0.75	06/17/2026	0	(6,142)	(6,142)
USD	281,061	GBP	213,000	CBK	BUY	0.76	06/17/2026	0	(8,354)	(8,354)
USD	9,264	GBP	7,000	MSI	BUY	0.76	06/17/2026	0	(247)	(247)
USD	473,190	HUF	160,904,000	DBF	BUY	340.04	05/07/2026	0	(44,508)	(44,508)
USD	105,324	HUF	35,500,000	GST	BUY	337.06	05/07/2026	0	(8,895)	(8,895)
USD	148,080	HUF	49,700,000	GST	BUY	335.63	05/07/2026	0	(11,827)	(11,827)
USD	156,878	HUF	51,900,000	GST	BUY	330.83	05/07/2026	0	(10,107)	(10,107)
USD	164,567	HUF	54,500,000	BCY	BUY	331.17	05/07/2026	0	(10,784)	(10,784)
USD	101,787	HUF	33,700,000	DBF	BUY	331.09	05/07/2026	0	(6,641)	(6,641)
USD	120,355	HUF	38,800,000	JPM	BUY	322.38	05/07/2026	0	(4,481)	(4,481)
USD	142,431	HUF	45,900,000	BCY	BUY	322.26	05/07/2026	0	(5,250)	(5,250)
USD	146,777	HUF	47,100,000	BCY	BUY	320.89	05/07/2026	0	(4,764)	(4,764)
USD	256,761	HUF	80,058,000	GST	BUY	311.80	05/07/2026	0	(821)	(821)
USD	132,313	HUF	41,242,000	GST	BUY	311.70	05/07/2026	0	(380)	(380)
USD	272,806	HUF	84,799,000	GST	BUY	310.84	05/07/2026	0	(29)	(29)
USD	75,770	HUF	23,700,000	DBF	BUY	312.79	05/07/2026	0	(484)	(484)
USD	12,731	HUF	4,000,000	GST	BUY	314.19	05/29/2026	0	(122)	(122)
USD	1,204,688	HUF	375,000,000	GST	BUY	311.28	06/02/2026	0	(11)	(11)
USD	236,757	ILS	750,000	GST	BUY	3.17	05/07/2026	0	(17,293)	(17,293)
USD	114,906	ILS	360,000	BCY	BUY	3.13	05/07/2026	0	(7,038)	(7,038)
USD	187,200	ILS	585,000	BCY	BUY	3.13	05/07/2026	0	(10,959)	(10,959)
USD	123,085	ILS	380,000	BCY	BUY	3.09	05/07/2026	0	(5,634)	(5,634)
USD	69,874	ILS	210,000	CBK	BUY	3.01	05/07/2026	0	(1,260)	(1,260)
USD	58,176	ILS	175,000	CBK	BUY	3.01	05/07/2026	0	(1,102)	(1,102)
USD	43,859	ILS	130,000	CBK	BUY	2.96	05/07/2026	0	(176)	(176)
USD	86,638	ILS	260,000	BCY	BUY	3.00	05/07/2026	0	(1,433)	(1,433)
USD	33,985	ILS	102,000	CBK	BUY	3.00	05/29/2026	0	(568)	(568)
USD	184,240	ILS	545,000	GST	BUY	2.96	06/02/2026	0	(385)	(385)
USD	41,798	INR	3,998,000	GST	BUY	95.65	05/07/2026	0	(306)	(306)
USD	60,345	INR	5,772,000	GST	BUY	95.65	05/07/2026	0	(442)	(442)
USD	38,417	INR	3,665,000	CBK	BUY	95.40	05/07/2026	0	(180)	(180)
USD	55,461	INR	5,291,000	CBK	BUY	95.40	05/07/2026	0	(260)	(260)
USD	55,461	INR	5,291,000	CBK	BUY	95.40	05/07/2026	0	(260)	(260)
USD	38,417	INR	3,665,000	CBK	BUY	95.40	05/07/2026	0	(180)	(180)
USD	55,508	INR	5,291,000	GST	BUY	95.32	05/07/2026	0	(214)	(214)
USD	38,449	INR	3,665,000	GST	BUY	95.32	05/07/2026	0	(148)	(148)
USD	18,835	JPY	3,000,000	UBS	BUY	159.28	05/07/2026	0	(309)	(309)
USD	147,909	JPY	23,500,000	CBK	BUY	158.88	05/07/2026	0	(2,054)	(2,054)
USD	136,580	JPY	21,700,000	CBK	BUY	158.88	05/07/2026	0	(1,897)	(1,897)
USD	10,070	JPY	1,600,000	CBK	BUY	158.88	05/07/2026	0	(140)	(140)
USD	97,041	JPY	15,400,000	UBS	BUY	158.70	05/07/2026	0	(1,233)	(1,233)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	90,096	JPY	14,300,000	UBS	BUY	158.72	05/07/2026	$0	$(1,159)	$(1,159)
USD	144,611	JPY	22,900,000	PAR	BUY	158.36	05/07/2026	0	(1,523)	(1,523)
USD	98,635	JPY	15,600,000	UBS	BUY	158.16	05/07/2026	0	(915)	(915)
USD	161,566	JPY	25,500,000	JPM	BUY	157.83	05/07/2026	0	(1,160)	(1,160)
USD	187,824	JPY	29,800,000	UBS	BUY	158.66	05/07/2026	0	(2,343)	(2,343)
USD	112,905	JPY	17,900,000	BCY	BUY	158.54	05/07/2026	0	(1,322)	(1,322)
USD	114,156	JPY	18,000,000	PAR	BUY	157.68	05/07/2026	0	(710)	(710)
USD	96,051	JPY	15,314,000	PAR	BUY	159.44	05/07/2026	0	(1,674)	(1,674)
USD	92,935	JPY	14,820,000	MSI	BUY	159.47	05/07/2026	0	(1,637)	(1,637)
USD	120,816	JPY	19,266,000	GST	BUY	159.47	05/07/2026	0	(2,128)	(2,128)
USD	143,516	JPY	22,900,000	BCY	BUY	159.56	05/07/2026	0	(2,618)	(2,618)
USD	40,064	JPY	6,390,000	JPM	BUY	159.49	05/07/2026	0	(713)	(713)
USD	10,658	JPY	1,700,000	PAR	BUY	159.50	05/07/2026	0	(190)	(190)
USD	59,668	JPY	9,517,000	PAR	BUY	159.50	05/07/2026	0	(1,064)	(1,064)
USD	12,539	JPY	2,000,000	PAR	BUY	159.50	05/07/2026	0	(224)	(224)
USD	63,323	JPY	10,100,000	PAR	BUY	159.50	05/07/2026	0	(1,129)	(1,129)
USD	76,110	JPY	12,100,000	PAR	BUY	158.98	05/29/2026	0	(1,249)	(1,249)
USD	35,853	JPY	5,700,000	PAR	BUY	158.98	05/29/2026	0	(588)	(588)
USD	13,838	JPY	2,200,000	PAR	BUY	158.98	05/29/2026	0	(227)	(227)
USD	319,535	JPY	50,800,000	PAR	BUY	158.98	05/29/2026	0	(5,244)	(5,244)
USD	53,370	JPY	8,500,000	MSI	BUY	159.27	05/29/2026	0	(973)	(973)
USD	187,815	JPY	29,890,000	PAR	BUY	159.15	06/02/2026	0	(3,345)	(3,345)
USD	143,313	JPY	22,600,000	MSI	BUY	157.70	06/17/2026	0	(1,406)	(1,406)
USD	8,856	JPY	1,400,000	JPM	BUY	158.08	06/17/2026	0	(109)	(109)
USD	4,442	JPY	700,000	SSB	BUY	157.59	06/17/2026	0	(41)	(41)
USD	18,262	JPY	2,900,000	MSI	BUY	158.80	06/17/2026	0	(308)	(308)
USD	28,482	JPY	4,500,000	SSB	BUY	157.99	06/17/2026	0	(333)	(333)
USD	16,396	JPY	2,600,000	SSB	BUY	158.58	06/17/2026	0	(253)	(253)
USD	38,735	KRW	58,850,000	PAR	BUY	1,519.30	05/07/2026	0	(966)	(966)
USD	70,562	KRW	107,290,000	GST	BUY	1,520.50	05/07/2026	0	(1,818)	(1,818)
USD	70,940	KRW	107,050,000	HUS	BUY	1,509.02	05/07/2026	0	(1,279)	(1,279)
USD	70,537	KRW	107,050,000	JPM	BUY	1,517.66	05/07/2026	0	(1,681)	(1,681)
USD	2,286	KRW	3,460,000	SCB	BUY	1,513.87	05/07/2026	0	(49)	(49)
USD	111,593	KRW	167,390,000	GST	BUY	1,499.99	05/07/2026	0	(1,331)	(1,331)
USD	152,499	KRW	226,000,000	PAR	BUY	1,481.99	05/29/2026	0	(500)	(500)
USD	96,242	KRW	142,890,000	GST	BUY	1,484.69	06/02/2026	0	(491)	(491)
USD	29,908	MXN	540,000	DBF	BUY	18.06	05/07/2026	0	(923)	(923)
USD	224,532	MXN	4,054,000	DBF	BUY	18.06	05/07/2026	0	(6,926)	(6,926)
USD	139,571	MXN	2,520,000	DBF	BUY	18.06	05/07/2026	0	(4,305)	(4,305)
USD	186,262	MXN	3,340,000	BCY	BUY	17.93	05/07/2026	0	(4,431)	(4,431)
USD	2,230	MXN	40,000	SCB	BUY	17.94	05/07/2026	0	(54)	(54)
USD	186,555	MXN	3,340,000	PAR	BUY	17.90	05/07/2026	0	(4,139)	(4,139)
USD	85,276	NOK	832,000	UBS	BUY	9.76	05/07/2026	0	(4,159)	(4,159)
USD	64,369	NOK	628,000	UBS	BUY	9.76	05/07/2026	0	(3,138)	(3,138)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	463,014	NOK	4,538,000	UBS	BUY	9.80	05/07/2026	$0	$(24,798)	$(24,798)
USD	1,020	NOK	10,000	UBS	BUY	9.80	05/07/2026	0	(55)	(55)
USD	20,406	NOK	200,000	UBS	BUY	9.80	05/07/2026	0	(1,093)	(1,093)
USD	209,373	NOK	2,050,000	JPM	BUY	9.79	05/07/2026	0	(10,992)	(10,992)
USD	34,888	NOK	340,000	HUS	BUY	9.75	05/07/2026	0	(1,661)	(1,661)
USD	35,620	NOK	345,000	PAR	BUY	9.69	05/07/2026	0	(1,466)	(1,466)
USD	35,586	NOK	345,000	PAR	BUY	9.69	05/07/2026	0	(1,500)	(1,500)
USD	27,411	NOK	260,000	MSI	BUY	9.49	05/07/2026	0	(537)	(537)
USD	144,197	NOK	1,360,000	GST	BUY	9.43	05/07/2026	0	(1,996)	(1,996)
USD	150,061	NOK	1,410,000	UBS	BUY	9.40	05/07/2026	0	(1,506)	(1,506)
USD	187,395	NOK	1,760,000	PAR	BUY	9.39	05/07/2026	0	(1,796)	(1,796)
USD	174,862	NOK	1,640,000	UBS	BUY	9.38	05/07/2026	0	(1,429)	(1,429)
USD	214,528	NOK	2,010,000	JPM	BUY	9.37	05/07/2026	0	(1,537)	(1,537)
USD	75,000	NOK	700,000	JPM	BUY	9.33	05/07/2026	0	(246)	(246)
USD	35,348	NOK	330,000	GST	BUY	9.34	05/07/2026	0	(126)	(126)
USD	132,457	NOK	1,240,000	GST	BUY	9.36	05/07/2026	0	(836)	(836)
USD	15,407	NOK	144,000	GST	BUY	9.35	05/29/2026	0	(69)	(69)
USD	1,712	NOK	16,000	GST	BUY	9.35	05/29/2026	0	(8)	(8)
USD	5,469	NOK	51,000	BMO	BUY	9.33	05/29/2026	0	(12)	(12)
USD	1,074	NOK	10,000	GST	BUY	9.31	06/02/2026	0	(1)	(1)
USD	188,799	NOK	1,758,000	GST	BUY	9.31	06/02/2026	0	(127)	(127)
USD	660,476	NOK	6,150,000	GST	BUY	9.31	06/02/2026	0	(445)	(445)
USD	21,479	NOK	200,000	GST	BUY	9.31	06/02/2026	0	(14)	(14)
USD	31,982	NOK	310,000	JPM	BUY	9.69	06/17/2026	0	(1,326)	(1,326)
USD	465,186	NZD	813,000	BCY	BUY	1.75	05/07/2026	0	(13,517)	(13,517)
USD	75,051	NZD	130,000	GST	BUY	1.73	05/07/2026	0	(1,495)	(1,495)
USD	122,946	NZD	215,000	BCY	BUY	1.75	05/07/2026	0	(3,649)	(3,649)
USD	12,883	NZD	22,000	SCB	BUY	1.71	05/07/2026	0	(70)	(70)
USD	541,687	NZD	925,000	SCB	BUY	1.71	05/07/2026	0	(2,963)	(2,963)
USD	2,589	NZD	4,400	HUS	BUY	1.70	05/29/2026	0	(4)	(4)
USD	124,845	NZD	213,000	SCB	BUY	1.71	06/02/2026	0	(684)	(684)
USD	62,818	PLN	235,000	BCY	BUY	3.74	05/07/2026	0	(1,931)	(1,931)
USD	131,578	PLN	492,000	BCY	BUY	3.74	05/07/2026	0	(3,982)	(3,982)
USD	82,761	PLN	305,000	BCY	BUY	3.69	05/07/2026	0	(1,275)	(1,275)
USD	75,649	PLN	275,000	PAR	BUY	3.64	05/07/2026	0	(121)	(121)
USD	298,471	PLN	1,085,000	GST	BUY	3.64	05/07/2026	0	(476)	(476)
USD	163,548	SEK	1,560,000	BCY	BUY	9.54	05/07/2026	0	(5,084)	(5,084)
USD	49,295	SEK	470,000	GST	BUY	9.53	05/07/2026	0	(1,511)	(1,511)
USD	5,454	SEK	52,000	GST	BUY	9.53	05/07/2026	0	(167)	(167)
USD	876,921	SEK	8,361,000	GST	BUY	9.53	05/07/2026	0	(26,885)	(26,885)
USD	187,739	SEK	1,790,000	GST	BUY	9.53	05/07/2026	0	(5,756)	(5,756)
USD	144,842	SEK	1,360,000	BCY	BUY	9.39	05/07/2026	0	(2,171)	(2,171)
USD	117,292	SEK	1,100,000	JPM	BUY	9.38	05/07/2026	0	(1,615)	(1,615)
USD	370,398	SEK	3,510,000	GST	BUY	9.48	05/07/2026	0	(9,025)	(9,025)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	185,165	SEK	1,750,000	UBS	BUY	9.45	05/07/2026	$0	$(4,006)	$(4,006)
USD	185,742	SEK	1,750,000	GST	BUY	9.42	05/07/2026	0	(3,430)	(3,430)
USD	186,004	SEK	1,750,000	BCY	BUY	9.41	05/07/2026	0	(3,167)	(3,167)
USD	23,308	SEK	219,000	BCY	BUY	9.40	05/07/2026	0	(365)	(365)
USD	170,496	SEK	1,580,000	GST	BUY	9.27	05/07/2026	0	(298)	(298)
USD	144,652	SEK	1,340,000	UBS	BUY	9.26	05/07/2026	0	(199)	(199)
USD	12,930	SEK	120,000	GST	BUY	9.28	05/07/2026	0	(42)	(42)
USD	31,044	SEK	287,000	GST	BUY	9.25	05/29/2026	0	(16)	(16)
USD	16,009	SEK	148,000	GST	BUY	9.25	05/29/2026	0	(8)	(8)
USD	3,137	SEK	29,000	GST	BUY	9.25	05/29/2026	0	(2)	(2)
USD	859,715	SEK	7,948,000	GST	BUY	9.24	05/29/2026	0	(451)	(451)
USD	11,874	SEK	110,000	UBS	BUY	9.26	05/29/2026	0	(31)	(31)
USD	15,106	SEK	140,000	GST	BUY	9.27	06/02/2026	0	(49)	(49)
USD	184,507	SEK	1,710,000	GST	BUY	9.27	06/02/2026	0	(596)	(596)
USD	5,611	SEK	52,000	GST	BUY	9.27	06/02/2026	0	(18)	(18)
USD	444,651	SEK	4,121,000	GST	BUY	9.27	06/02/2026	0	(1,436)	(1,436)
USD	144,907	SEK	1,340,000	BOA	BUY	9.25	06/02/2026	0	(144)	(144)
USD	30,069	SEK	280,000	JPM	BUY	9.31	06/17/2026	0	(263)	(263)
USD	148,905	ZAR	2,556,000	GST	BUY	17.17	05/07/2026	0	(4,125)	(4,125)
USD	110,656	ZAR	1,880,000	BCY	BUY	16.99	05/07/2026	0	(1,902)	(1,902)
USD	97,724	ZAR	1,650,000	BCY	BUY	16.88	05/07/2026	0	(1,063)	(1,063)
USD	30,790	ZAR	520,000	JPM	BUY	16.89	06/17/2026	0	(247)	(247)
USD	317,019	COP	1,173,400,000	CBK	BUY	3,701.37	05/07/2026	0	(6,081)	(6,081)
USD	20,317	COP	75,680,000	PAR	BUY	3,724.95	05/07/2026	0	(522)	(522)
USD	30,475	COP	113,520,000	HUS	BUY	3,724.95	05/07/2026	0	(783)	(783)
USD	316,708	IDR	5,499,000,000	CBK	BUY	17,364.13	06/02/2026	0	(91)	(91)
USD	46,703	PEN	165,000	CBK	BUY	3.53	06/02/2026	0	(46)	(46)
USD	64,425	PHP	3,980,000	CBK	BUY	61.78	06/02/2026	0	(371)	(371)
USD	310,957	SGD	400,000	SCB	BUY	1.29	05/07/2026	0	(3,169)	(3,169)
USD	275,975	SGD	355,000	SCB	BUY	1.29	05/07/2026	0	(2,812)	(2,812)
USD	373,859	SGD	480,000	JPM	BUY	1.28	05/07/2026	0	(3,092)	(3,092)
USD	187,462	SGD	240,000	GST	BUY	1.28	05/07/2026	0	(1,013)	(1,013)
USD	36,701	SGD	47,000	BCY	BUY	1.28	05/07/2026	0	(209)	(209)
USD	84,095	SGD	108,000	BCY	BUY	1.28	05/07/2026	0	(719)	(719)
USD	447,656	SGD	575,000	PAR	BUY	1.28	05/07/2026	0	(3,900)	(3,900)
USD	66,587	SGD	85,000	HUS	BUY	1.28	05/07/2026	0	(165)	(165)
USD	7,850	SGD	10,000	PAR	BUY	1.27	05/29/2026	0	(16)	(16)
USD	141,290	SGD	180,000	HUS	BUY	1.27	06/02/2026	0	(327)	(327)
USD	46,974	SGD	60,000	SCB	BUY	1.28	06/02/2026	0	(232)	(232)
USD	36,583	THB	1,200,000	HUS	BUY	32.80	05/07/2026	0	(232)	(232)
USD	282,300	THB	9,260,000	HUS	BUY	32.80	05/07/2026	0	(1,792)	(1,792)
USD	98,159	THB	3,210,000	MSI	BUY	32.70	05/07/2026	0	(322)	(322)
USD	110,241	THB	3,590,000	HUS	BUY	32.57	06/02/2026	0	(124)	(124)
USD	50,183	THB	1,645,000	HUS	BUY	32.78	06/02/2026	0	(388)	(388)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Forward Currency Contracts (continued)
Currency Purchased	Currency Purchased Value	Currency Sold	Currency Sold Value	Counterparty		Contract Price	Delivery Date	Cost	Market Value	Unrealized Depreciation
USD	41,006	THB	1,345,000	HUS	BUY	32.80	06/02/2026	$0	$(342)	$(342)
USD	38,104	THB	1,250,000	BCY	BUY	32.81	06/02/2026	0	(324)	(324)
USD	174,973	THB	5,740,000	BCY	BUY	32.81	06/02/2026	0	(1,487)	(1,487)
USD	108,221	TWD	3,470,000	DBF	BUY	32.06	05/07/2026	0	(1,339)	(1,339)
USD	34,268	TWD	1,100,000	UBS	BUY	32.10	05/07/2026	0	(463)	(463)
USD	39,796	TWD	1,285,000	GST	BUY	32.29	05/07/2026	0	(776)	(776)
USD	13,525	TWD	430,000	SCB	BUY	31.79	05/07/2026	0	(52)	(52)
ZAR	1,910,000	USD	116,057	JPM	SELL	16.46	05/07/2026	0	(1,704)	(1,704)
ZAR	2,410,000	USD	146,747	BCY	SELL	16.42	05/07/2026	0	(2,458)	(2,458)
ZAR	2,080,000	USD	126,145	BCY	SELL	16.49	05/07/2026	0	(1,613)	(1,613)
ZAR	2,100,000	USD	127,437	UBS	SELL	16.48	05/07/2026	0	(1,708)	(1,708)
ZAR	2,350,000	USD	143,266	BCY	SELL	16.40	05/07/2026	0	(2,569)	(2,569)
ZAR	1,600,000	USD	98,625	CBK	SELL	16.22	05/07/2026	0	(2,832)	(2,832)
ZAR	1,040,000	USD	63,048	CBK	SELL	16.50	05/07/2026	0	(782)	(782)
ZAR	1,840,000	USD	111,039	CBK	SELL	16.57	05/07/2026	0	(876)	(876)
ZAR	350,000	USD	21,104	MSI	SELL	16.58	05/07/2026	0	(149)	(149)
ZAR	26,000	USD	1,568	MSI	SELL	16.58	05/07/2026	0	(11)	(11)
ZAR	1,210,000	USD	72,877	CBK	SELL	16.60	06/02/2026	0	(574)	(574)
ZAR	6,250,000	USD	376,110	MSI	SELL	16.62	06/02/2026	0	(2,645)	(2,645)
ZAR	520,000	USD	31,210	GST	SELL	16.66	06/17/2026	0	(173)	(173)
ZAR	440,000	USD	26,525	CBK	SELL	16.59	06/17/2026	0	(263)	(263)
ZAR	60,000	USD	3,622	SSB	SELL	16.57	06/17/2026	0	(41)	(41)
Total Unrealized Depreciation on Forward Currency Contracts								$0	$(1,201,779)	$(1,201,779)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Futures Contracts
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Cost	Market Value	Unrealized Depreciation
10YR Australia Treasury Bonds	BUY	AUD	48	$3,694,702	06/2026	$0	$(29,278)	$(29,278)
10YR Euro-Bund Bonds	SELL	EUR	62	9,117,320	06/2026	0	(39,027)	(39,027)
2YR U.S. Treasury Notes	BUY	USD	58	12,013,250	06/2026	0	(14,034)	(14,034)
2YR U.S. Treasury Notes	SELL	USD	1	207,125	06/2026	0	(188)	(188)
3 Month EURIBOR	BUY	EUR	159	0	06/2026	0	(3,570)	(3,570)
3 Month EURIBOR	BUY	EUR	38	1,950	06/2026	0	(9,612)	(9,612)
3 Month EURIBOR	BUY	EUR	159	12,823	06/2026	0	(26,247)	(26,247)
3 Month EURIBOR	SELL	EUR	13	3,721,105	06/2026	0	(2,185)	(2,185)
30YR Euro-Buxl Bonds	BUY	EUR	4	511,356	06/2026	0	(13,044)	(13,044)
30YR Euro-Buxl Bonds	SELL	EUR	27	3,451,653	06/2026	0	(21,767)	(21,767)
3YR Australia Treasury Bonds	BUY	AUD	1	74,320	06/2026	0	(611)	(611)
5YR Euro-Bobl Notes	BUY	EUR	41	5,552,574	06/2026	0	(7,706)	(7,706)
5YR U.S. Treasury Notes	SELL	USD	56	6,038,813	06/2026	0	(27,585)	(27,585)
Brent Crude Oil	BUY	USD	4	351,400	10/2026	0	(947)	(947)
Cocoa	SELL	USD	5	178,450	07/2026	0	(10,200)	(10,200)
Cocoa	SELL	GBP	6	217,525	07/2026	0	(14,771)	(14,771)
Coffee	BUY	USD	1	33,610	07/2026	0	(150)	(150)
Coffee	BUY	USD	1	99,375	03/2027	0	(1,115)	(1,115)
Corn	SELL	USD	15	356,063	07/2026	0	(17,350)	(17,350)
Cotton	SELL	USD	10	411,000	07/2026	0	(27,850)	(27,850)
E-Mini Nasdaq 100 Index	SELL	USD	2	1,103,840	06/2026	0	(9,240)	(9,240)
Euro-BTP Italian Government Bonds	SELL	EUR	22	3,018,398	06/2026	0	(8,493)	(8,493)
Euro-Oat	BUY	EUR	20	2,798,193	06/2026	0	(1,609)	(1,609)
Lean Hogs	BUY	USD	4	137,160	02/2027	0	(1,466)	(1,466)
LME Aluminum	BUY	USD	3	263,094	06/2026	0	(8,948)	(8,948)
LME Lead	BUY	USD	1	48,849	06/2026	0	(128)	(128)
LME Lead	SELL	USD	6	292,833	05/2026	0	(3,911)	(3,911)
LME Lead	SELL	USD	6	293,091	06/2026	0	(6,955)	(6,955)
LME Nickel	SELL	USD	1	115,914	05/2026	0	(11,376)	(11,376)
LME Nickel	SELL	USD	2	232,635	06/2026	0	(21,019)	(21,019)
LME Zinc	SELL	USD	5	420,885	05/2026	0	(11,987)	(11,987)
Long Gilt	SELL	GBP	5	588,314	06/2026	0	(820)	(820)
Natural Gas	BUY	USD	10	466,300	12/2026	0	(35,670)	(35,670)
Soybean	BUY	USD	6	191,340	07/2026	0	(6,000)	(6,000)
Sugar	SELL	USD	28	458,170	06/2026	0	(23,531)	(23,531)
TOPIX Index	SELL	JPY	3	716,761	06/2026	0	(5,424)	(5,424)
Ultra Long U.S. Treasury Bonds	BUY	USD	10	1,150,312	06/2026	0	(3,768)	(3,768)
Ultra Long U.S. Treasury Bonds	SELL	USD	13	1,495,406	06/2026	0	(265)	(265)
Wheat	BUY	USD	3	95,513	07/2026	0	(2,375)	(2,375)
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Derivative Liabilities
Futures Contracts (continued)
Contract		Currency	Number of Contracts	Aggregate Notional Value	Expiration Date	Cost	Market Value	Unrealized Depreciation
Wheat	SELL	USD	1	$34,675	07/2026	$0	$(3,850)	$(3,850)
Wheat	SELL	USD	3	95,513	07/2026	0	(6,825)	(6,825)
Wheat	SELL	EUR	32	418,075	12/2026	0	(17,344)	(17,344)
WTI Crude Oil	SELL	USD	6	594,840	06/2026	0	(65,880)	(65,880)
Total Futures Contracts						$0	$(524,121)	$(524,121)
Total Derivative Liabilities						$(1,014,283)	$(7,532,329)	$(6,518,046)

(a)	The following table represents the individual positions within the total return swap as of April 30, 2026:

Reference Instrument	% of Index	Notional Amount	Market Value
Blue Owl Capital Inc	39.4%	(134,986)	$(3,751)
Carlyle Group Inc/The	16.1%	(55,159)	(1,532)
KKR & Co Inc	10.7%	(36,659)	(1,018)
Apollo Global Management Inc	9.6%	(32,890)	(914)
Blackstone Inc	9.2%	(31,519)	(876)
Ares Management Corp	7.8%	(26,723)	(742)
TPG Inc	7.2%	(24,667)	(685)
Total		(342,603)	$(9,518)

(b)	The following table represents the individual positions within the total return swap as of April 30, 2026:

Reference Instrument	% of Index	Notional Amount	Market Value
Port Cash Component EU - Index	98.5%	(991,844)	$(73)
Telecom Italia SpA/Milano	2.3%	(23,160)	(2)
Pharming Group NV	0.5%	(5,035)	0
Nexi SpA	(0.4)%	4,028	0
Pan African Resources PLC	0.4%	(4,028)	0
WPP PLC	(0.3)%	3,021	0
BFF Bank SpA	(0.3)%	3,021	0
M&G PLC	0.3%	(3,021)	0
AutoStore Holdings Ltd	(0.3)%	3,021	0
easyJet PLC	(0.3)%	3,021	0
Intesa Sanpaolo SpA	(0.3)%	3,021	0
Unicaja Banco SA	0.3%	(3,021)	0
Melrose Industries PLC	(0.2)%	2,014	0
Airtel Africa PLC	0.2%	(2,014)	0
Legal & General Group PLC	(0.2)%	2,014	0
Storskogen Group AB	(0.2)%	2,014	0
Sinch AB	0.2%	(2,014)	0
Kingfisher PLC	0.2%	(2,014)	0
Aberdeen Group PLC	0.2%	(2,014)	0
Currys PLC	0.2%	(2,014)	0
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
Reference Instrument	% of Index	Notional Amount	Market Value
Nokia Oyj	0.2%	(2,014)	$0
UNITE Group PLC/The	(0.2)%	2,014	0
Sampo Oyj	(0.2)%	2,014	0
Hexagon AB	(0.2)%	2,014	0
International Workplace Group	(0.2)%	2,014	0
AIB Group PLC	0.2%	(2,014)	0
Vodafone Group PLC	0.1%	(1,007)	0
Webuild SpA	(0.1)%	1,007	0
Mitie Group PLC	0.1%	(1,007)	0
Ocado Group PLC	(0.1)%	1,007	0
BPER Banca SPA	0.1%	(1,007)	0
Amplifon SpA	(0.1)%	1,007	0
Serco Group PLC	0.1%	(1,007)	0
Entain PLC	(0.1)%	1,007	0
TP ICAP Group PLC	0.1%	(1,007)	0
Man Group PLC/Jersey	0.1%	(1,007)	0
Fastighets AB Balder	(0.1)%	1,007	0
Telefonica SA	(0.1)%	1,007	0
Vistry Group PLC	(0.1)%	1,007	0
Babcock International Group PL	0.1%	(1,007)	0
MPC Container Ships ASA	0.1%	(1,007)	0
MONY Group PLC	0.1%	(1,007)	0
Air France-KLM	(0.1)%	1,007	0
Redeia Corp SA	(0.1)%	1,007	0
Sonae SGPS SA	0.1%	(1,007)	0
Eutelsat Communications SACA	(0.1)%	1,007	0
Carrefour SA	0.1%	(1,007)	0
Diageo PLC	(0.1)%	1,007	0
Bollore SE	(0.1)%	1,007	0
Kinnevik AB	(0.1)%	1,007	0
Total		(1,008,962)	(75)
Other	(0.2)%	2,014	1
Total		(1,006,948)	$(74)

1M	Monthly
1Y	Annually
3M	Quarterly
6M	Semi-Annually
AMX	Armenia Stock Exchange
AS	Danish Public Limited Liability Company
BBR	Bank Bill Rate
BBSW	Bank Bill Swap Interest Rate
BCY	Barclays Bank PLC
BMO	Bank of Montreal
BNM	Bank Negara Malaysia
BOA	Bank of America NA
BTP	Italian Government Bond
BUBOR	Budapest Interbank Offered Rate
CBK	Citibank NA
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
CBT	Chicago Board of Trade
CDI	Overnight Brazilian Interbank Deposit Rate Annualized
CME	Chicago Mercantile Exchange
CMS	Constant Maturity Swap
CORRA	Canadian Overnight Repo Rate Average
CPI	Consumer Price Index
DBF	Deutsche Bank AG
ETF	Exchange Traded Fund
EURIBOR	Euro Interbank Offered Rate
FBIL	Financial Benchmarks India Private Limited
FRA	Forward Rate Agreement
GST	Goldman Sachs International
HUS	HSBC Bank USA NA
HY	High Yield
ICE	Intercontinental Exchange
IG	Investment Grade
JIBAR	Johannesburg Interbank Agreed Rate
JPM	JPMorgan Chase Bank NA
KLIBOR	Kuala Lumpur Interbank Offered Rate
KSDA	Korea Securities Dealers Association
LCH	London Clearing House
LLC	Limited Liability Company
LME	London Mercantile Exchange
LP	Limited Partnership
MIBOR	Mumbai Interbank Offered Rate
MSI	Morgan Stanley & Co. International PLC
NASDAQ	National Association of Securities Dealers Automated Quotations
NIBOR	Norwegian Interbank Offered Rate
OIS	Overnight Index Swap
PAR	BNP Paribas
PCL	Public Company Limited
PLC	Public Limited Company
PRIBOR	Prague Interbank Offered Rate
RBC	Royal Bank of Canada
SA	French Public Limited Company
SAFEX	South African Futures Exchange
SCB	Standard Chartered Bank
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SOR	Swap Offer Rate
SpA	Italian Public Limited Company
SSB	State Street Capital Markets
STIBOR	Stockholm Interbank Offered Rate
TDS	Toronto Dominion Securities
TIIE	Interbank Equilibrium Interest Rate
TNA ABIF	Nominal Annual Rate of the Chilean Association of Banks and Financial Institutions
TONA	Tokyo Overnight Average Rate
UBS	UBS AG
WIBOR	Warsaw Interbank Offered Rate
WMBA	Wholesale Markets Brokers' Association
WTI	West Texas Intermediate

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Yuan Offshore Renminbi
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Schedule of Investments (Unaudited) (continued)
April 30, 2026
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	Great Britain Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Statement of Assets and Liabilities (Unaudited)
April 30, 2026

Assets:
Investments, at value (Identified cost $348,754,452)	$349,788,941
Cash	4,383,303
Foreign currency, at value (Cost $369,053)	371,840
Receivable for investments sold	32,416,003
Receivable for investments sold on a delayed-delivery basis	294,692,945
Due from broker	2,701,839
Due from broker - forward commitments collateral	971,000
Due from broker - futures collateral	1,635,653
Due from broker - OTC derivatives collateral	1,004,000
Due from broker - swap collateral	1,255,000
Deposit with broker for securities sold short	5,099,545
Due from Adviser	87,427
Prepaid insurance	85,584
Dividend and interest receivable	980,397
Receivable for daily variation margin on centrally cleared swap contracts	106,416
Unrealized appreciation on forward currency contracts	1,144,454
Unrealized appreciation on futures contracts	52,197
Swap contracts, at value (Premiums paid $6,469)	4,715,278
Total Assets	701,491,822
Liabilities:
Securities sold short, at value (Identified proceeds $302,496,720)	303,811,494
Payable for investments purchased	35,356,516
Payable for investments purchased on a delayed-delivery basis	295,490,541
Broker loan payable	6,863,296
Due to broker	345,701
Due to broker - OTC derivatives and swap collateral	40,000
Dividend and interest payable for securities sold short	867,690
Accrued investment management fee	42,836
Accrued administration fee	6,339
Accrued pass-through expense	579,300
Accrued trustee fee	78,031
Accrued audit fees	90,225
Accrued custody fees	80,476
Accrued tax and consultant fees	52,820
Accrued transfer agent fees	14,876
Accrued legal fees	14,152
Distribution and shareholder service fees payable	1,380
Registration and filing fees payable	17,021
Accrued performance fee	283,863
Accrued expenses	2,782
Payable for daily variation margin on futures contracts	200,578
Unrealized depreciation on forward currency contracts	1,201,779
Unrealized depreciation on futures contracts	64,324
Written options contracts, at value (Identified proceeds $167,553)	271,171
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Statement of Assets and Liabilities (Unaudited) (continued)
April 30, 2026
Liabilities: (continued)
Written swaptions contracts, at value (Identified proceeds $171,036)	$304,126
Swap contracts, at value (Premiums received $4,310)	3,571,539
Total Liabilities	649,652,856
Net Assets	$51,838,966
Net assets consists of:
Paid-in capital	$50,357,660
Total distributable earnings (loss)	1,481,306
Net Assets	$51,838,966

Class of Shares	Shares Outstanding	Net Asset Value per Share	Net Asset Value
Class A Shares	1,114.00	$9.34	$10,403
Class I Shares	5,603,268.00	9.15	51,257,771
Class M Shares	62,737.00	9.10	570,792
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Statement of Operations (Unaudited)
Period ended April 30, 2026

Investment Income:
Dividends (net of withholding tax of $5,083)	$35,109
Interest	1,451,656
Total Investment Income	1,486,765
Operating Expenses:
Investment management fee	253,626
Dividend and interest expense on securities sold short	606,473
Stock borrowing fees	47,072
Administration fee	37,518
Offering costs	121,869
Trustee fee expense	117,533
Distribution and shareholder service fees	2,032
Tax and consulting fees	53,060
Legal fees	167,151
Registration and filing fees	58,568
Custody fees	80,476
Audit fees	90,225
Transfer agent fees	14,876
Insurance expense	34,406
Other expenses	28,598
Total expenses	1,713,483
Performance fee	283,863
Reimbursable pass-through expense	579,300
Less: Expenses reimbursed	(654,187)
Total net expenses	1,922,459
Net investment income (loss)	(435,694)
Net realized gain (loss) and change in unrealized appreciation/(depreciation)
Net realized gain (loss) on:
Investments	(547,290,852)
Purchased options contracts	(1,279,656)
Purchased swaptions contracts	(272,837)
Securities sold short	547,510,403
Foreign currency transactions	417,062
Forward currency contracts	(238,053)
Futures contracts	1,753,709
Swap contracts	1,171,862
Written options contracts	379,411
Written swaptions contracts	(129,724)
Net increase from payments by affiliates	223
Net realized gain (loss) (net of broker commissions $81,057)	2,021,548
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Statement of Operations (Unaudited) (continued)
Period ended April 30, 2026
Net realized gain (loss) and change in unrealized appreciation/(depreciation) (continued)
Net change in unrealized appreciation/(depreciation) on:
Investments	$1,869,784
Purchased options contracts	562,618
Purchased swaptions contracts	609,693
Securities sold short	(1,775,596)
Foreign currency translations	(92,299)
Forward currency contracts	32,970
Futures contracts	38,630
Swap contracts	73,250
Written options contracts	(616,204)
Written swaptions contracts	(182,803)
Net unrealized appreciation/(depreciation)	520,043
Total net realized gain (loss) and change in unrealized appreciation/(depreciation)	2,541,591
Net increase (decrease) in net assets resulting from operations	$2,105,897
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Statement of Changes in Net Assets

	Period November 01, 2025 through April 30, 2026 (Unaudited)	Period January 02, 2025 (commencement of operations) through October 31, 2025
Net increase (decrease) in net assets resulting from operations:
Net investment income (loss)	$(435,694)	$108,925
Net realized gain (loss)	2,021,548	(1,280,128)
Net change in unrealized appreciation/(depreciation)	520,043	155,657
Net increase (decrease) in net assets resulting from operations	2,105,897	(1,015,546)
Net increase (decrease) in net assets resulting from capital transactions:
Issuance of Shares	350,000	50,425,000
Proceeds from distributions reinvested	5,234,137	—
Capital distributions	(5,260,522)	—
Redemption of Shares	—	—
Net increase (decrease) in net assets resulting from capital transactions	323,615	50,425,000
Total increase (decrease) in net assets	2,429,512	49,409,454
Net Assets:
Beginning of period	49,409,454	—
End of period	$51,838,966	$49,409,454

Schedule of Capital Share Activity
Period November 01, 2025 through April 30, 2026 (Unaudited)
Shares	Issued	Reinvested	Redemptions	Net Transfers	Total
Class A Shares	—	114	—	1,000	1,114
Class I Shares	21,232	583,054	—	(1,018)	603,268
Class M Shares	15,291	4,946	—	—	20,237
Total	36,523	588,114	—	(18)	624,619
Dollars	Issued	Reinvested	Redemptions	Net Transfers	Total
Class A Shares	$—	$1,038	$—	$10,000	$11,038
Class I Shares	200,000	5,189,178	—	(10,000)	5,379,178
Class M Shares	150,000	43,921	—	—	193,921
Total	$350,000	$5,234,137	$—	$—	$5,584,137
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Statement of Changes in Net Assets (continued)

Schedule of Capital Share Activity (Continued)
Period January 02, 2025 (commencement of operations) through October 31, 2025
Shares	Issued	Reinvested	Redemptions	Total
Class I Shares	5,000,000	—	—	5,000,000
Class M Shares	42,500	—	—	42,500
Total	5,042,500	—	—	5,042,500
Dollars	Issued	Reinvested	Redemptions	Total
Class I Shares	$50,000,000	$—	$—	$50,000,000
Class M Shares	425,000	—	—	425,000
Total	$50,425,000	$—	$—	$50,425,000
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Financial Highlights

Class A	Period Ended 4/30/2026 (Unaudited)(a)
Selected per share data
Net asset value, beginning of period	$10.00
Net income (loss) from investment operations
Net investment income (loss)(b)	0.09
Net realized gain (loss) and change in unrealized appreciation/(depreciation)	0.29
0.38
Less distributions from:
Net investment income (loss)	(1.04)
Total distributions	(1.04)
Net asset value, end of period	$9.34
Total return(c)
Total return before performance fee	4.67%
Performance fee	(0.58)%
Total return after performance fee	4.09%
Ratios to average net assets
Dividend and interest expense on securities sold short and stock borrowing fees	2.56%
Operating expenses	3.61%
Total expenses	6.17%
Performance fees	0.57%
Reimbursable pass-through expense	1.03%
Expenses reimbursed	(2.12)%
Net expenses	5.65%
Net investment income (loss)	4.59%
Portfolio turnover ratio	2,334% (d)
Net Assets	$10,403

(a)
For the period December 01, 2025 (commencement of operations) through April 30, 2026. Expenses and net investment income
(loss) ratios have been annualized, except for legal fees, organizational expenses and offering costs. Total return, performance fee, and reimbursable pass-through expense ratios have not been annualized.

(b)
Net investment income (loss) per share has been calculated based upon an average of daily shares outstanding. Net investment income
(loss) includes performance fees and reimbursable pass-through expense.

(c)	Total return calculation includes reinvestment of dividends and distributions, if any. Total returns for periods less than a year are not annualized.
(d)	Represents Fund level portfolio turnover ratio. The period covers November 01, 2025 through April 30, 2026.
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Financial Highlights (continued)

Class I	Period Ended 4/30/2026 (Unaudited)(a)	Period Ended 10/31/2025(b)
Selected per share data
Net asset value, beginning of period	$9.80	$10.00
Net income (loss) from investment operations
Net investment income (loss)(c)	(0.09)	0.02
Net realized gain (loss) and change in unrealized appreciation/(depreciation)	0.48	(0.22)
	0.39	(0.20)
Less distributions from:
Net investment income (loss)	(1.04)	0.00
Total distributions	(1.04)	0.00
Net asset value, end of period	$9.15	$9.80
Total return(d)
Total return before performance fee	4.81% (e)	(2.01)% (f)
Performance fee	(0.58)%	0.00%
Total return after performance fee	4.23%	(2.01)%
Ratios to average net assets
Dividend and interest expense on securities sold short and stock borrowing fees	2.63%	1.54%
Operating expenses	3.68%	6.32%
Total expenses	6.31%	7.86%
Performance fees	0.57%	0.00%
Reimbursable pass-through expense	1.16%	1.43%
Expenses reimbursed	(2.16)%	(4.81)%
Net expenses	5.88%	4.48%
Net investment income (loss)	0.10%	0.63%
Portfolio turnover ratio	2,334% (g)	4,329% (h)
Net Assets	$51,257,771	$48,993,801

(a)
For the period November 01, 2025 through April 30, 2026. Expenses and net investment income (loss) ratios have been annualized, except for legal fees, organizational expenses and offering costs. Total return, performance fee, and reimbursable pass-through expense ratios have not been annualized.

(b)
For the period January 02, 2025 (commencement of operations) through October 31, 2025. Expenses and net investment income
(loss) ratios have been annualized, except for organizational expenses and offering costs. Total return, performance fee, and reimbursable pass-through expense ratios have not been annualized.

(c)
Net investment income (loss) per share has been calculated based upon an average of daily shares outstanding. Net investment income
(loss) includes performance fees and reimbursable pass-through expense.

(d)	Total return calculation includes reinvestment of dividends and distributions, if any. Total returns for periods less than a year are not annualized.
(e)	Total return would have been 4.81% without the effect of the error reimbursement as described in Note 8.
(f)	Total return would have been (2.17)% without the effect of the error reimbursement.
(g)	Represents Fund level portfolio turnover ratio. The period covers November 01, 2025 through April 30, 2026.
(h)	Represents Fund level portfolio turnover ratio. The period covers January 02, 2025 through October 31, 2025.
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Consolidated Financial Highlights (continued)

Class M	Period Ended 4/30/2026 (Unaudited)(a)	Period Ended 10/31/2025(b)
Selected per share data
Net asset value, beginning of period	$9.78	$10.00
Net income (loss) from investment operations
Net investment income (loss)(c)	(0.13)	0.02
Net realized gain (loss) and change in unrealized appreciation/(depreciation)	0.48	(0.24)
	0.35	(0.22)
Less distributions from:
Net investment income (loss)	(1.03)	0.00
Total distributions	(1.03)	0.00
Net asset value, end of period	$9.10	$9.78
Total return(d)
Total return before performance fee	4.42%	(2.20)%
Performance fee	(0.57)%	0.00%
Total return after performance fee	3.85%	(2.20)%
Ratios to average net assets
Dividend and interest expense on securities sold short and stock borrowing fees	2.77%	1.91%
Operating expenses	4.21%	2.98%
Total expenses	6.98%	4.89%
Performance fees	0.58%	0.00%
Reimbursable pass-through expense	1.16%	0.00%
Expenses reimbursed	(2.18)%	(0.93)%
Net expenses	6.54%	3.96%
Net investment income (loss)	0.06%	2.30%
Portfolio turnover ratio	2,334% (e)	4,329% (f)
Net Assets	$570,792	$415,653

(a)
For the period November 01, 2025 through April 30, 2026. Expenses and net investment income (loss) ratios have been annualized, except for legal fees, organizational expenses and offering costs. Total return, performance fee, and reimbursable pass-through expense ratios have not been annualized.

(b)
For the period October 01, 2025 (commencement of operations) through October 31, 2025. Expenses and net investment income
(loss) ratios have been annualized, except for offering costs. Total return, performance fee, and reimbursable pass-through expense ratios have not been annualized.

(c)
Net investment income (loss) per share has been calculated based upon an average of daily shares outstanding. Net investment income
(loss) includes performance fees and reimbursable pass-through expense.

(d)	Total return calculation includes reinvestment of dividends and distributions, if any. Total returns for periods less than a year are not annualized.
(e)	Represents Fund level portfolio turnover ratio. The period covers November 01, 2025 through April 30, 2026.
(f)	Represents Fund level portfolio turnover ratio. The period covers January 02, 2025 through October 31, 2025.
The accompanying notes are an integral part of the consolidated financial statements.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited)
April 30, 2026
1.  Fund Organization and Investment Objective

The Wellington Global Multi-Strategy Fund (the “Fund”) is registered under the Investment Company Act of 1940, as amended (“1940 Act”), as a non-diversified, closed-end management investment company operating as an interval fund under the 1940 Act. The Fund was organized as a Delaware statutory trust on May 29, 2024 and commenced operations on January 2, 2025.
The Fund’s investment objective is to seek to generate consistent and positive returns across market cycles. The Fund seeks to achieve its investment objective by taking varying positions in three principal strategies: equity long/short, macro and fixed income, and credit (each a “Principal Strategy”). Each Principal Strategy is comprised of one or more investment sub-strategies (each, an “Underlying Strategy”) in which one or more investment professionals (“Trading Teams”) contribute to the overall performance of the Fund’s portfolio through the management of the Underlying Strategy. An Underlying Strategy may be comprised of a single or multiple accounts (each an “Allocable Account”) managed by one or more members of the Trading Team. The Fund may seek to gain exposure to commodities primarily through investments in Wellington Cayman Commodity Fund I, a wholly-owned subsidiary of the Fund organized under the laws of the Cayman Islands (the “Subsidiary”). The Fund’s investment in the Subsidiary is limited to 25% of the Fund’s total assets due to the issuer diversification requirements of the Internal Revenue Code of 1986, as amended  (the “Code“).
The Fund currently offers three separate classes of shares of beneficial interest (“Shares”) designated as Class A (“Class A Shares”), Class I (“Class I Shares”) and Class M (“Class M Shares”). Each class of Shares has differing characteristics, particularly in terms of the sales load that each class may be charged. The Fund may offer additional classes of Shares in the future. Shares are being offered daily at the net asset value (“NAV”) per Share on that day, plus any applicable sales load.
Wellington Management Company LLP (the “Adviser”), an affiliate of the Fund, serves as investment adviser to the Fund. The Adviser is registered as an investment adviser with the U.S. Securities and Exchange Commission (the “SEC”) under the U.S. Investment Advisers Act of 1940, as amended. The Adviser is responsible for the Fund’s investment strategy and the day-to-day management of the Fund’s assets.
Pursuant to the Declaration of Trust (“Declaration of Trust”) and bylaws, the Fund's business and affairs are managed under the direction of the Board of Trustees (the “Board”), which has overall responsibility for monitoring and overseeing the Fund’s management and operations, subject to the laws of the State of Delaware.
2.  Summary of Significant Accounting Policies

These consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”). The Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its consolidated financial statements.
Use of Estimates in the Preparation of Consolidated Financial Statements
The preparation of consolidated financial statements in conformity with US GAAP requires the Fund’s Board to make estimates and assumptions that affect the reported amounts of assets and liabilities and the accompanying notes at the date of the consolidated financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
Consolidation of Subsidiary
The Fund consolidates its investment in the Subsidiary. Accordingly, the consolidated financial statements include the assets and liabilities, as well as operations and cash flows activities of the Subsidiary. All material intercompany balances and transactions have been eliminated in the consolidation.
Security Valuation
The Board is responsible for the oversight of the valuation of the Fund’s portfolio investments pursuant to the Fund’s valuation procedures (“Valuation Procedures”). The Fund’s portfolio investments for which market quotations are readily available are valued at market value. Investments for which market quotations are not readily available are valued at fair value as determined in good faith pursuant to Rule 2a-5 under the 1940 Act. As permitted by Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Fund’s valuation designee (“Valuation Designee”) to perform fair value determinations relating to all portfolio investments pursuant to

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Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Security Valuation (continued)
the Valuation Procedures. The Valuation Designee may value Fund portfolio securities for which market quotations are not readily available and other Fund assets utilizing inputs from pricing services, quotation reporting systems, valuation agents and other third-party sources. The Fund determines NAV per Share in accordance with the methodology described in the Fund’s Valuation Procedures.
The Fund calculates the NAV of each class of its Shares on a daily basis.
Investment Transactions and Related Investment Income
Investment transactions that are submitted prior to deadlines required to meet end-of-day Fund valuation procedures are generally accounted for on trade date. Investment trades submitted after those deadlines are accounted for on the next business day. However, for financial reporting purposes, investment transactions are reported on trade date. Dividend income, net of foreign taxes withheld, if any, is recorded on the ex-dividend date or as soon thereafter as the information becomes available. Interest income, net of foreign taxes withheld, if any, is recorded on the accrual basis and any premium or discount is amortized or accreted using the effective yield method. Principal of inflation index protected securities is increased or decreased by the rate of change in inflation or deflation, and such increases or decreases, if any, are generally recorded as a component of interest income. In determining the net gain or loss on securities sold, cost is determined on the identified cost basis.
Foreign Currency Translation
The accounting records of the Fund are maintained in US dollars.  Assets and liabilities denominated in foreign currencies are translated at the rates of exchange in effect on the date of these consolidated financial statements. Investment transactions and investment income are translated at the rates of exchange in effect at the time of the transaction. As a result, the net asset value of the Fund may be affected by changes in the value of currencies in relation to the US dollar. The effects of changes in foreign currency exchange rates, if any, on investments in securities are not segregated from the effects of changes in market prices of those securities, but are included with the net realized and unrealized gains or losses on investments on the Consolidated Statement of Operations. The Fund utilizes spot foreign currency contracts to repatriate balances denominated in a foreign currency. The realized and unrealized gains or losses on these contracts, if any, are included in “Net realized gain (loss) on foreign currency transactions” and “Net change in unrealized appreciation/(depreciation) on foreign currency translations,” respectively, on the Consolidated Statement of Operations.
Cash and Cash Equivalents
Cash, including cash denominated in foreign currencies, represents demand deposits held at financial institutions. The Fund may also invest its cash balances in money market investments, U.S. government securities, commercial paper, certificates of deposit, repurchase agreements and other high-quality debt instruments maturing in one year or less, among other instruments. In addition, and in response to adverse market, economic or political conditions, the Fund may invest in high-quality fixed income securities, money market instruments and money market funds or may hold significant positions in cash or cash equivalents for defensive purposes.
Organizational and Offering Costs
Organizational costs include, among other things, the cost of organizing as a Delaware statutory trust, including the cost of legal services and other fees pertaining to the Fund’s organization. These costs are expensed as incurred by the Fund and will be paid by the Adviser on behalf of the Fund.
The Fund’s initial offering costs include, among other things, legal, printing and other expenses pertaining to the offering. The offering costs paid by the Adviser on behalf of the Fund have been recorded as a Payable for offering costs in the Consolidated Statement of Assets and Liabilities and have been accounted for as a deferred charge through the commencement of operations. These initial offering costs will be amortized over 12 months on a straight-line basis. Ongoing offering costs will be expensed as incurred.
All organizational and offering costs of the Fund paid by the Adviser shall be subject to reimbursement under the terms of the Fund's Expense Limitation Agreement discussed in Note 8. The organizational and offering costs paid by the Adviser on behalf of the Fund are recorded as “Due from Adviser” on the Consolidated Statement of Assets and Liabilities.
3.  Fair Value Measurement

Investments held by the Fund are stated at fair value. US GAAP defines fair value as the price the Fund would receive to sell an asset or transfer a liability in an orderly transaction between market participants. It also establishes a fair value hierarchy (levels 1, 2, and 3) for

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
3. Fair Value Measurement

 (continued)
presenting valuations, based on the transparency of inputs into valuation techniques used to measure fair valuation.
Inputs may be observable or unobservable, and refer broadly to the assumptions that a market participant would consider significant to value an asset or liability. The determination of  “observable” requires judgment. In general, the Board, in consultation with the  Adviser, considers observable inputs to be data readily available, regularly updated, reliable, arm’s-length, and verifiable. Unobservable inputs may be used when observable inputs are not available. In this situation, the Fund may use one or more valuation techniques (e.g. market or income approach), using the best available information as of the reporting date, along with the Board’s own assumptions of market participant behavior.
The use of the market approach generally involves using inputs that are based on available market transactions or market observable comparables. The income approach is generally based on expected cash flows or earnings. Under both approaches, adjustments may be applied to reflect various risks (e.g. liquidity, financial health of the investment issuer, or quality of the information available for fair value measurement).
Assets and liabilities are classified into one of the following levels, based on the lowest level of input that is significant to the fair value measurement:
• Level 1 – Unadjusted quoted prices in active markets or exchanges for identical investments.
• Level 2 – Prices based on significant observable inputs other than an unadjusted quoted price; quoted prices in active markets or exchanges for similar investments; quoted prices for identical investments in markets or exchanges that are inactive; and prices based on market-corroborated inputs (such as interest rates, yield curves, volatilities, prepayment rates, credit risks, and default rates).
• Level 3 – Prices based on significant unobservable inputs such as quotes from broker-dealers which cannot be reasonably verified through an alternative source; investments with significant trading restrictions or where trading has been halted; and securities fair valued by the Board in consultation with the Adviser using a model or inputs for which the Board must exercise judgment. In these situations, it is possible that a different valuation model or alternative inputs could produce materially different fair value measurements.
Investments held by the Fund for which market quotes are readily available are generally valued based on valuations furnished by third-party pricing services authorized by the Board.
Equity securities are typically valued based on their last trade or official close price on the market on which the securities primarily trade or, in the absence of a sale, at their last or most recently reported bid price or, if sold short, at the last reported ask price, and are generally categorized as level 1 in the fair value hierarchy. The Fund may use a systematic fair valuation model, provided by an independent third-party pricing service, to adjust the value of securities where such values may be materially impacted by events occurring before the Fund’s pricing, but after the close of the primary market or exchange on which the securities are traded. The value of an equity security under this model is likely to be different from the last quoted market price for the same security. These equity securities are generally categorized as level 2 in the fair value hierarchy.
Fixed income securities, which may include convertible bonds, corporate obligations, foreign government obligations, municipal obligations, and United States government and agency obligations, are primarily valued based on values provided by independent pricing services that determine fair valuations for normal, institutional-sized trading units of such securities using yield data relating to identical investments, or investments with similar characteristics, and other market inputs. Certain fixed income securities are valued on the basis of quotations from broker-dealers. Fixed income securities are generally categorized as level 2 in the fair value hierarchy.
Bank loans are valued using factors such as ratings, tranche type, industry, company performance, spread, individual trading characteristics, institutional-sized trading in similar groups of securities, and other market data. Futures contracts are generally valued at closing settlement prices on the primary exchange on which the contracts are traded. Forward currency contracts are valued using a straight-line interpolation based on a series of forward rates. Exchange traded options are valued based on the last trade price on the primary exchange on which they trade. If an option does not trade, the mid price is utilized to value the option. Options traded over-the-counter are valued by independent pricing services based on pricing models that incorporate various inputs including interest rates, credit spreads and currency exchange rates. Credit default swap contracts are valued based on inputs provided by the

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
3. Fair Value Measurement

 (continued)
counterparty, independent pricing sources, or proprietary models that incorporate credit spreads, cash flows, discount rates, and other inputs. Cross currency swap contracts and interest rate swap contracts are valued based upon contractual terms and current interest rates. Total return swap contracts are valued by calculating the value of the assets and liabilities underlying the swap agreement, net of related financing. Swaptions contracts are valued as the net amount due to or from the Fund in accordance with the terms of the contract based on the closing level of the relevant market rate of interest. Regulated investment companies are valued at the daily net asset value per share. Closed-end funds are valued at the daily net asset value per share, as adjusted for any premiums or discounts, as applicable. Exchange traded funds (“ETFs”) are valued based on their closing sales price on the market on which they primarily trade.  Bank loans, closed-end funds (other than those that are exchange traded), forward currency contracts, options traded over-the-counter, swap contracts, swaptions contracts, securities fair valued by the Board in consultation with the Adviser using observable inputs, and securities priced by dealers where quotations can be reasonably verified through an alternative source are generally categorized as level 2 in the fair value hierarchy. Futures contracts, exchange traded options, regulated investment companies, exchange traded closed-end funds, and ETFs are generally categorized as level 1 in the fair value hierarchy. The prices of foreign investments not denominated in US dollars, if any, are translated into US dollars based on exchange rates provided by an independent pricing service.
In the absence of readily ascertainable market quotes, the value of investments is determined in good faith (“fair valued”) by the Board in consultation with the Adviser and in accordance with the provisions of the Declaration of Trust. The values assigned to these investments are based upon available information including, but not limited to, original and subsequent transaction prices and third-party transactions, and may also be adjusted to reflect liquidity and/or transferability restrictions. These inputs may be observable or unobservable and the resulting values may not necessarily represent the amounts which may ultimately be realized upon sale. Due to the inherent uncertainty of the valuations, the estimated fair values may differ from the values of the investments had an active market existed, and the differences could be material. Such valuations are categorized as level 2 or level 3 in the fair value hierarchy depending on the significance of the unobservable inputs used.
The following table summarizes the valuations of the Fund’s investments as of April 30, 2026, based on their placement within the fair value hierarchy:
Assets	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Common Stock	$821,886	$542,969	$—	$1,364,855
Fixed Income	—	31,241,205	—	31,241,205
Fixed Income Sell-Buyback Agreements	—	277,354,283	—	277,354,283
Convertible Bonds	—	280,817	—	280,817
Bank Loans	—	2,033,648	—	2,033,648
Short-Term Investments	—	35,145,232	—	35,145,232
Purchased Options Contracts	562,697	42,334	—	605,031
Purchased Swaptions Contracts	—	1,763,870	—	1,763,870
Bi-Lateral Credit Default Swaps	—	14,673	—	14,673
Centrally Cleared Credit Default Swaps*	—	603,032	—	603,032
Bi-Lateral Cross Currency Swaps	—	1,384	—	1,384
Centrally Cleared Interest Rate Swaps*	—	1,320,371	—	1,320,371
Total Return Swaps	—	4,699,221	—	4,699,221
Forward Currency Contracts	—	1,144,454	—	1,144,454
Futures Contracts*	432,396	—	—	432,396
Total	$1,816,979	$356,187,493	$—	$358,004,472

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
3. Fair Value Measurement

 (continued)
Liabilities	Quoted Prices (Level 1)	Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Securities Sold Short	$—	$303,811,494	$—	$303,811,494
Written Options Contracts	238,724	32,447	—	271,171
Written Swaptions Contracts	—	304,126	—	304,126
Bi-Lateral Credit Default Swaps	—	23,342	—	23,342
Centrally Cleared Credit Default Swaps*	—	331,004	—	331,004
Bi-Lateral Cross Currency Swaps	—	460	—	460
Centrally Cleared Interest Rate Swaps*	—	1,328,589	—	1,328,589
Total Return Swaps	—	3,547,737	—	3,547,737
Forward Currency Contracts	—	1,201,779	—	1,201,779
Futures Contracts*	524,121	—	—	524,121
Total	$762,845	$310,580,978	$—	$311,343,823

*
Amounts, or a portion thereof, reflect cumulative appreciation/(depreciation) of futures and centrally cleared swaps, as applicable, as disclosed on the Consolidated Schedule of
Investments. The period end variation margin is separately disclosed on the Consolidated Statement of Assets and Liabilities.

Additional information regarding categorization of investments can be found on the Consolidated Schedule of Investments.
There were no material transfers into or out of level 3 during the period ended April 30, 2026.
4.  Securities and Other Investments

The Fund may utilize the investments and strategies described below to the extent permitted by the Fund's investment policies described in the Fund's registration statement.
Bank Loans
A bank loan is an interest in a loan to a borrower, not provided through public markets, acquired by the Fund from a bank or other lending institution. The Fund may be contractually obligated to receive approval from an agent bank and/or borrower prior to the sale of these investments. Bank loans in which the Fund invests generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks (ii) the prime rate offered by one or more major United States banks or (iii) the certificate of deposit rate.
Bank loans may be subject to mandatory prepayment. Due to these mandatory prepayment conditions or because there may be significant economic incentives for a borrower to prepay, prepayments of bank loans may occur. As a result, the actual remaining maturity of bank loans may be substantially less than the stated maturities shown. Details of bank loans held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Bank Loans” and included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities.
Closed-End Funds
Closed-end funds are investment companies that raise a fixed amount of money and invest that capital in financial assets such as stocks and bonds. Closed-end funds are closed to new capital and no new shares will be issued by the company; however, existing shares may be bought or sold on an exchange or secondary market. The prices of closed-end funds fluctuate with market conditions and may be traded at a discount or premium from their NAV. Details of closed-end funds held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Closed-End Funds” and included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Delayed-Delivery Transactions
Delayed-delivery transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period.  When a fund purchases a security on a delayed-delivery basis, the fund assumes ownership rights and includes any fluctuations in the value of the security, if any, in “Net change in unrealized appreciation/(depreciation) on investments” on the Consolidated Statement of Operations. Open delayed-delivery transactions, if any, are included as “Receivable for investments sold on a delayed-delivery basis” or “Payable for investments purchased on a delayed-delivery basis” on the Consolidated Statement of Assets and Liabilities.
The Fund may dispose of or renegotiate a delayed-delivery transaction after it is entered into, and may sell delayed-delivery securities before they are delivered, which may result in a capital gain or loss. When the Fund sells a security on a delayed-delivery basis, it does not participate in future gains and losses with respect to the security. Realized gains or losses on delayed-delivery transactions, if any, are included in “Net realized gain (loss) on investments” on the Consolidated Statement of Operations.
Exchange Traded Funds
The Fund may invest in ETFs. An ETF is a type of fund bought and sold on a securities exchange, which trades like common stock, and may be passively or actively managed. The Fund may purchase or sell short an ETF to gain exposure to a portion of the U.S. market, a foreign market, particular industries, or commodities. The value of an ETF fluctuates in relation to changes in the value of the underlying portfolio of investments or commodities, as well as market supply and demand, which may result in a premium or discount between the NAV and the market price of an ETF. A premium is the amount that an ETF is trading above the reported NAV while a discount is the amount that an ETF is trading below the NAV. When held, ETFs are reflected on the Consolidated Schedule of Investments under the caption “Exchange Traded Funds” and included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities.
Fixed Income Buy-Sellback and Sell-Buyback Agreements
A buy-sellback agreement is a type of forward commitment in which the Fund acquires ownership of a security and subsequently enters into a sale of the security at a future date and a set price. The purchase price may include purchased interest. Upon entering into a buy-sellback agreement, a receivable is recorded in “Receivable for investments sold on a delayed-delivery basis” on the Consolidated Statement of Assets and Liabilities in the amount due and a liability is established for the security due, as “Securities sold short, at value” on the Consolidated Statement of Assets and Liabilities for any outstanding agreements. The liability is marked to market while the buy-sellback agreement remains outstanding to reflect the current settlement obligation in “Net change in unrealized appreciation/(depreciation) on investments” and “Net change in unrealized appreciation/(depreciation) on securities sold short” on the Consolidated Statement of Operations. Subsequent to entering the agreement, the Fund may sell the security it is obligated to return under the buy-sellback agreement, thereby creating short exposure for the Fund. Upon selling the security, a gain or loss is realized based on the difference between the cost paid and the proceeds received in the sale. Realized gains or losses on fixed income buy-sellback agreements, if any, are recorded in “Net realized gain (loss) on investments” and “Net realized gain (loss) on securities sold short” on the Consolidated Statement of Operations. The proceeds received from the sale of the security are available for use by the Fund. The Fund must then purchase the security and return it to the broker-dealer at the agreed upon date or enter into an offsetting closing transaction.
A sell-buyback agreement is a type of forward commitment in which a broker-dealer acquires ownership of a security from the Fund and the Fund agrees to repurchase the obligation at a future date and a set price. The purchase price may include purchased interest. Upon entering into a sell-buyback agreement, the Fund records a realized gain or loss on the difference between the proceeds received from the sale and cost of the security sold in “Net realized gain (loss) on investments” on the Consolidated Statement of Operations. The Fund recognizes the amount to be paid in the agreement as the cost of the security and records this security in “Investments, at value” on the Consolidated Statement of Assets and Liabilities and an offsetting payable is recorded in “Payable for investments purchased on a delayed-delivery basis” on the Consolidated Statement of Assets and Liabilities in the amount due by the Fund. The security is marked to market while the sell-buyback agreement remains outstanding to reflect the current fair value and settlement obligation. At the end of the agreement, the Fund must repurchase the security or enter into an offsetting closing transaction.
Inflation-Protected Securities
An inflation-protected security is a fixed income investment whose principal amount is periodically adjusted by the rate of inflation or deflation. Due to the inflation or deflation linked adjustment feature, the interest rate on these securities is generally fixed at issuance at a rate lower than typical bonds or notes. Over the life of an inflation-protected security, however, interest will be paid based on a principal amount which is adjusted for inflation and/or deflation. Increases or decreases in the principal amount of an

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Inflation-Protected Securities (continued)
inflation-protected security, if any, are included in “Investment Income” on the Consolidated Statement of Operations, even though investors do not receive principal until maturity.
Repayment of the original principal upon maturity (as adjusted for inflation) is guaranteed in the case of US Treasury inflation-protected securities. Inflation-protected securities may be issued by or related to sovereign governments, companies, or other entities not affiliated with governments. When held, inflation-protected securities are included in “Investments, at value” on the Consolidated Statement of Assets and Liabilities.
Securities Sold Short
A short sale is a transaction in which the Fund sells a security it does not own.  When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short-sale. The Fund may have to pay a fee to borrow particular securities and is often obligated to pay over any payments received on such borrowed securities. Short sales, if any, are recorded as liabilities and included on the Consolidated Statement of  Assets and Liabilities as  “Securities sold short, at value.”  The Fund records an unrealized gain or loss to the extent of the difference between the proceeds initially received and the current value of the outstanding short position, if any, as “Net change in unrealized appreciation/(depreciation) on securities sold short” on the Consolidated Statement of Operations.  The Fund records a realized gain or loss when the short position is closed out, if any, as “Net realized gain (loss) on securities sold short” on the Consolidated Statement of Operations.  The Fund is a party to agreements with certain counterparties that may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination.  Collateral can be in the form of cash, which is held in an interest bearing account, or securities as agreed to by the Fund and the counterparty. Collateral requirements are determined based on the Fund’s daily net market position with each counterparty, and may be paid or received by the Fund. At April 30, 2026, the Fund had $5,099,545 of cash pledged as collateral with its prime broker for short sale transactions,  which is recorded as “Deposit with broker for securities sold short” on the Consolidated Statement of Assets and Liabilities. The Fund received non-cash collateral for securities sold short consisting of US Treasury Notes with a fair value of $1,257,167, as of April 30, 2026. Details of securities sold short at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Securities Sold Short.” Non-cash collateral pledged by the Fund is identified on the Consolidated Schedule of Investments.
5.  Derivative Instruments

The Fund may transact in a variety of derivative instruments, such as options, futures, forward currency contracts, swaps, and swaptions. These derivative instruments may be utilized for a variety of reasons, including to enhance returns, to hedge certain investment risks, to provide a substitute for purchasing or selling particular securities or other assets or to protect its exposure to certain risks such as commodity, credit, equity, foreign currency, and interest rate risks, as applicable. The value of a derivative instrument depends, at least in part, on the performance of an underlying asset, index, interest rate, or instrument. The Fund transacts with a counterparty when it enters into over-the-counter derivative contracts. The Fund is also exposed to losses if a counterparty fails to perform under the contract (i.e. counterparty risk). The location in these consolidated financial statements, as well as fair value amounts of specific derivative instruments are described in more detail below.
ISDA Master Agreements
The Fund is a party to International Swaps and Derivatives Association, Inc. Master Agreements (“ISDA Master Agreements”).  The Fund enters into ISDA Master Agreements to partially mitigate counterparty risk between the Fund and certain counterparties that govern transactions in over-the-counter derivatives, which includes forward currency contracts and certain options, swap contracts, and swaptions contracts, as applicable.
Certain ISDA Master Agreements may contain credit risk contingent features that allow the counterparty to terminate executed trades and/or request additional collateral if the NAV of the Fund declines beyond certain thresholds (“NAV triggers”).  As of April 30, 2026, the Fund had not exceeded the provisions of any NAV triggers, nor during the period had any counterparties elected to require additional collateral amounts or require settlement or termination of derivative contracts.
Collateral
From time to time, the Fund receives collateral from and delivers collateral to other parties  (e.g., counterparties to over-the-counter transactions) under the terms of its agreements with such parties (e.g., ISDA Master Agreements and other trading agreements), by posting initial margin and on a daily mark-to-market basis. The Fund may also deposit or receive securities as collateral with a broker.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Collateral (continued)
There generally are no restrictions on the use of such collateral by such other parties and brokers except in certain circumstances where there are regulatory or contractual restrictions on the right of reuse of collateral.
The Fund records cash paid to brokers for collateral on certain positions as  “Due from broker” on the Consolidated Statement of  Assets and Liabilities. The Fund records cash collateral received from brokers for certain positions as an asset and equivalent liability in “Due to broker” on the Consolidated Statement of Assets and Liabilities. The Fund received non-cash collateral for certain derivative positions consisting of US Treasury Notes and US Treasury Bills with a fair value of $30,948, as of April 30, 2026. Non-cash collateral pledged by the Fund is identified on the Consolidated Schedule of Investments.
Forward Currency Contracts
A forward currency contract is an agreement between two parties to buy or sell currency at a set price on a future date.  The Fund may use forward currency contracts to facilitate transactions in foreign securities, to hedge the US dollar value of portfolio securities denominated in a particular currency, or as part of an investment strategy.  Unrealized gains or losses on forward currency contracts, if any, are reflected as “Unrealized appreciation on forward currency contracts” and/or “Unrealized depreciation on forward currency contracts” on the Consolidated Statement of Assets and Liabilities and included in “Net change in unrealized appreciation/(depreciation) on forward currency contracts” on the Consolidated Statement of Operations. The Fund records realized gains or losses at the time the forward currency contract is closed by entering into a closing transaction or by delivery of the currency and those amounts, if any, are reflected in “Net realized gain (loss) on forward currency contracts” on the Consolidated Statement of
Operations. During the period, forward currency contracts were used to manage foreign currency risk. Details of forward currency contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Forward Currency Contracts.”
Futures Contracts
A futures contract is an agreement to buy or sell a commodity or financial instrument at a set price on a future date. Futures contracts may be used to manage the risks of fluctuations in interest rates, currency exchange rates, and other market conditions, or as part of an investment strategy.
Upon entering into a futures contract, the Fund is required to pledge to the broker collateral in the form of cash and/or securities equal to the minimum initial margin requirements of the clearinghouse. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such a receipt or payment, known as “variation margin,” is recorded by the Fund as part of unrealized gains or losses, and is reflected as “Receivable for daily variation margin on futures contracts” or “Payable for daily variation margin on futures contracts” on the Consolidated Statement of Assets and Liabilities.
Certain futures contracts do not involve the daily settlement of variation margin. Instead, the Fund agrees to settle the contracts at fair value upon expiration with no receipt or payment of variation margin during the contract term. The fair value of such contracts held at period end, if any, is reflected as “Unrealized appreciation on futures contracts” or “Unrealized depreciation on futures contracts” on the Consolidated Statement of Assets and Liabilities.
When the contract is closed, the Fund records realized gains or losses, if any, equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed and these amounts are reflected as “Net realized gain (loss) on futures contracts” on the Consolidated Statement of Operations.  During the period, futures contracts were used to manage commodity, equity, and interest rate risks. Details of futures contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Futures Contracts.”
Options Contracts
The Fund may purchase and sell (write) call and put options, which may be traded on an exchange or over-the-counter. The purchase or sale of an option involves the payment or receipt of a premium by the Fund and the corresponding right or obligation, as the case may be, to either purchase or sell an underlying security, basket of securities, commodity or other instrument (“underlying investment”) for a specific price at a certain date or during a certain period. A call option gives the purchaser the option to buy (and the seller the obligation to sell) an underlying investment at the contracted exercise price. A put option gives the purchaser the option to sell (and the writer the obligation to buy) an underlying investment at the contracted exercise price. The Fund may use options for the purpose of managing the impacts of changes in the market value of an underlying investment or as part of its overall investment strategy. During the period, options contracts were used to manage commodity, equity, foreign currency, and interest rate risks.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Options Contracts (continued)
When the Fund purchases an option, the premium paid, if any, is reflected as  ‘cost’  on the Consolidated Schedule of Investments and the option is subsequently marked to market to reflect its current value. When a purchased call or put option is exercised, the cost of the underlying investment purchased, or proceeds from the underlying investment sold, is adjusted by the amount of premium paid. When a purchased call or put option expires, the Fund realizes a loss to the extent of the premium originally paid. If the Fund enters into a closing sale transaction, the Fund realizes a gain or loss, depending on whether the proceeds from the closing sale transaction are greater than or less than the premium of the option. Realized gains and losses, if any, on purchased options are recorded as “Net realized gain (loss) on purchased options contracts” and unrealized gains and losses, if any, are recorded as “Net change in unrealized appreciation/(depreciation) on purchased options contracts” on the Consolidated Statement of Operations. Details of purchased options contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Purchased Options Contracts.”
When the Fund writes an option, an amount equal to the premium received is reflected as a liability on the Consolidated Statement of Assets and Liabilities. The liability is subsequently marked to market to reflect the current value of the option and this amount, if any, is reflected as “Written options contracts, at value” on the Consolidated Statement of Assets and Liabilities. When a written call or put option is exercised, the proceeds of sale or amount paid on purchase of an underlying investment is adjusted by the amount of premium received. When a written option expires, the Fund realizes a gain to the extent of the premium originally received. If the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss depending on whether the cost of the closing purchase is less than or greater than the premium received when the option was written. Realized gains and losses, if any, on written options are recorded as “Net realized gain (loss) on written options contracts” and unrealized gains and losses, if any, are recorded as  “Net change in unrealized appreciation/(depreciation) on written options contracts” on the Consolidated Statement of Operations. Details of written options contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Written Options Contracts.”
Swap Contracts
The Fund may use swap contracts as part of its investment strategy or to manage its exposure to interest, commodity, and currency rates as well as adverse movements in the debt and equity markets. Swap agreements are privately negotiated in the over-the-counter market or may be executed in a multilateral or other trade facility platform, such as a registered exchange (“centrally cleared swaps”).
Credit default swaps are agreements between the Fund and a counterparty that enables the Fund to buy or sell protection against a credit event related to a particular issuer, basket of issuers, or index. A credit default swap involves the payment of a fixed rate premium by the buyer of protection, which is typically applied to a specified notional amount, in exchange for a contingent payment by the seller of protection equal to the loss in value of an underlying reference obligation triggered by the occurrence of a defined credit event (such as bankruptcy, restructuring, failure to make payments when due, or repudiation/moratorium for sovereign underlying instruments).
The Fund enters into a credit default swap as the buyer or seller of protection. If the Fund is a buyer of protection and no credit event occurs, the Fund will recover nothing and continue to pay the periodic payment until the swap matures. The seller of protection will not make a contingent payment. However, if a credit event occurs, the buyer typically receives full notional value for a reference obligation that may have little or no value. As a seller of credit protection, the Fund, in return for receiving the periodic payment, acts as a “guarantor” by agreeing to make a contingent payment (typically, equal to the transaction notional amount minus the distressed value, if any, of the underlying reference obligation) if a credit event occurs during the term of the swap. The actual contingent payment may be offset and partially reduced by the netting and collateral terms of the ISDA Master Agreement, if any. Periodic payments received or made by the Fund, if any, are recorded in “Net realized gain (loss) on swap contracts” on the Consolidated Statement of Operations as realized gains or losses, respectively. During the period, credit default swaps were used to manage credit risk.
If credit events occur, contingent payments made by the seller of protection may exceed the unrealized appreciation or depreciation of the credit default swaps, depending on changes in their fair value, and are reported on the Consolidated Statement of Assets and Liabilities.
The credit rating, as of April 30, 2026, for each reference obligation where the Fund is the seller of protection, is a representation of the current payment/performance obligation under the swap agreement. Reference obligations with a credit rating of BBB- or higher are considered investment grade.  Those that are unrated by a recognized credit rating agency or those with a credit rating of BB+ or lower are considered non-investment grade, and are subject to greater risk of loss of principal and interest than higher-rated securities. An

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Swap Contracts (continued)
index swap represents a basket of credit securities included within a particular index. As applicable, the swaps described above are shown separately within the table below.
Maximum Potential Amount of Future Payments
Non-Investment Grade Swaps	$513,000
Investment Grade Swaps	1,301,000
Index Swaps	(296,872)
Total	$1,517,128
Cross currency swaps are agreements between two entities to exchange specified types and amounts of currencies. Along with the initial exchange of a specific amount of one currency for a specific amount of a different currency, a currency swap normally also includes a series of recurring payments based on the cash flow performance of the two currencies. At the time that the two currencies are swapped, the parties agree to make the recurring interest rate payments for a specific period of time. Once the duration outlined in the agreement is complete, the two currencies are returned to the original owners. However, each party retains all returns that were shared in the form of interest payments. Periodic payments received or made by the Fund, if any, are recorded in  “Net realized gain (loss) on swap contracts” on the Consolidated Statement of Operations as realized gains or losses, respectively. During the period, cross currency swaps were used to manage foreign currency risk.
Interest rate swaps are agreements to exchange cash flows periodically based upon or calculated by changes in interest rates on a specified notional amount; for example, the exchange of fixed rate interest payments for floating rate interest payments. Periodic payments received or made by the Fund, if any, are recorded in “Net realized gain (loss) on swap contracts” on the Consolidated Statement of Operations as realized gains or losses, respectively. During the period, interest rate swaps were used to manage interest rate risk.
Total return swaps are agreements to exchange the return generated by one instrument for the return generated by another instrument; for example, the agreement to pay interest in exchange for a market or commodity-linked return based on a specified notional amount. To the extent the total return of the market or commodity-linked index exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent it is less, the Fund will make a payment to the counterparty. Periodic payments received or made by the Fund, if any, are recorded in “Net realized gain (loss) on swap contracts” on the Consolidated Statement of Operations as realized gains or losses, respectively. During the period, total return swaps were used to manage equity risk.
Upon entering into a centrally cleared swap contract, the Fund is required to pledge to the broker collateral in the form of cash and/or securities equal to the minimum initial margin requirements of the clearinghouse. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such a receipt or payment, known as “variation margin,” is recorded by the Fund as part of unrealized gains or losses, and is reflected as “Receivable for daily variation margin on centrally cleared swap contracts” or “Payable for daily variation margin on centrally cleared swap contracts” on the Consolidated Statement of Assets and Liabilities.
Bi-lateral swaps are recorded at their market value and these amounts, if any, are reflected as “Swap contracts, at value” on the Consolidated Statement of Assets and Liabilities. Gains or losses, if any,  realized upon early termination of swap agreements are reflected in “Net realized gain (loss) on swap contracts” on the Consolidated Statement of Operations.  The change in value of swaps outstanding at period end, if any, is reflected on the Consolidated Statement of Operations as “Net change in unrealized appreciation/(depreciation) on swap contracts.” Details of swap contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Swap Contracts.”
Swaptions Contracts
Swaptions contracts entered into by the Fund typically represent an option that gives the purchaser the right, but not the obligation, to enter into swap contracts on a future date. The Fund enters into swaptions contracts to manage exposure to fluctuations in interest rates, hedge the fair value of other investments, or as part of its investment strategy. If a call swaption contract is exercised, the purchaser will enter into a swap contract to receive the fixed rate and pay a floating rate in exchange.  Exercising a put swaption contract

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Swaptions Contracts (continued)
would entitle the purchaser to pay a fixed rate and receive a floating rate. During the period, swaptions contracts were used to manage credit and interest rate risks.
Changes in the value of purchased swaptions contracts, if any, are reported as “Net change in unrealized appreciation/(depreciation) on purchased swaptions contracts” on the Consolidated Statement of Operations. Gain or loss, if any, is recognized when a swaptions contract expires or is closed and is shown as “Net realized gain (loss) on purchased swaptions contracts” on the Consolidated Statement of Operations. Details of purchased swaptions contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Purchased Swaptions Contracts.” Unpaid premiums of $1,576,511 are included on the Consolidated Statement of Assets and Liabilities as delayed-delivery transactions.
When the Fund writes a swaption contract, an amount equal to the premium received is reflected as a liability on the Consolidated Statement of Assets and Liabilities. The liability is subsequently marked to market to reflect the current value of the swaption contract and this amount, if any, is reflected as “Written swaptions contracts, at value” on the Consolidated Statement of Assets and Liabilities. When a written call or put swaption is exercised, the proceeds of sale or amount paid on entering into a swaption contract are adjusted by the amount of premium received. When a written swaption contract expires, the Fund realizes a gain to the extent of the premium originally received. Realized gains and losses on written swaptions contracts, if any, are recorded as “Net realized gain (loss) on written swaptions contracts” and unrealized gains and losses, if any, are recorded as “Net change in unrealized appreciation/(depreciation) on written swaptions contracts” on the Consolidated Statement of Operations. Details of written swaptions contracts held at period end, if any, are included on the Consolidated Schedule of Investments under the caption “Written Swaptions Contracts.” Premiums receivable of $144,542 are included on the Consolidated Statement of Assets and Liabilities as delayed-delivery transactions.
Fair Value of Additional Derivative Instrument Information
US GAAP requires disclosure about the Fund’s derivatives and greater transparency of how and why an entity uses derivative instruments, how derivative instruments are accounted for and how they affect an entity’s financial position and  results of operations. US GAAP also requires qualitative disclosures about an entity’s associated risk exposure, quantitative disclosures about fair value amounts and the gains and losses related to derivative instruments, and disclosure of any credit risk contingent features in derivative agreements. The primary risk exposure categories and related gains or losses, if any, have been summarized below.
The following table presents the gross value of the Fund’s derivative contracts by primary risk exposure category as of April 30, 2026.  The values in the table exclude the effects of cash and/or securities received or posted as collateral, also referenced above, and therefore are not representative of the Fund’s net exposure.  The fair value of these derivative instruments is reflected in “Investments, at value”, “Unrealized appreciation or depreciation”,  or “Receivable or payable for daily variation margin” on the Consolidated Statement of Assets and Liabilities. The following table also presents the Fund’s gain (loss) related to derivative activities for the period ended April 30, 2026, by their primary underlying risk exposure. The realized and unrealized gain (loss), if any, should be considered in the context that derivative contracts may have been executed to hedge investments and accordingly, gain (loss) on derivative contracts may offset gain (loss) attributable to investments which is not reflected in the values in the table. These gains or losses are reflected in “Net realized gain (loss)” and “Net change in unrealized appreciation/(depreciation)”, if any, on the Consolidated Statement of Operations.
Primary Risk Exposure	Gross Assets	Gross Liabilities	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Average Notional Value (millions)[1]
Commodity Contracts[2]
Futures Contracts	$320,172	$299,648	$329,841	$68,936	10.6
Options Contracts	6,869	—	(25,972)	1,024	0.1
Credit Contracts[2]
Swaptions Contracts	2,106	35,838	(45,609)	(11,888)	23.3
Swap Contracts	617,705	354,346	19,811	7,593	18.0

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Fair Value of Additional Derivative Instrument Information (continued)
Primary Risk Exposure	Gross Assets	Gross Liabilities	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation/ (Depreciation)	Average Notional Value (millions)[1]
Currency Contracts[2]
Forward Currency Contracts	$1,144,454	$1,201,779	$(238,053)	$32,970	196.9
Options Contracts	40,683	32,447	(128,121)	27,624	5.3
Swap Contracts	1,384	460	164	7,900	3.9
Equity Contracts[2]
Futures Contracts	21,489	14,664	(187,812)	17,894	3.9
Options Contracts	318,299	26,389	(575,724)	(41,867)	71.5
Swap Contracts	4,699,221	3,547,737	1,279,445	26,685	140.6
Interest Rate Contracts[2]
Futures Contracts	90,735	209,809	1,611,680	(48,200)	122.1
Options Contracts	239,180	212,335	(170,428)	(40,367)	473.8
Swaptions Contracts	1,761,764	268,288	(356,952)	438,778	318.6
Swap Contracts	1,320,371	1,328,589	(127,558)	31,072	512.4
Total	$10,584,432	$7,532,329	$1,384,712	$518,154

1	Notional amounts were converted to U.S. dollars based on the applicable month end exchange rate for the local currency of the derivative.
2
Amounts, or a portion thereof, reflect cumulative appreciation/(depreciation) of futures and centrally cleared swaps, as applicable, as disclosed on the Consolidated Schedule of
Investments. The period end variation margin is separately disclosed on the Consolidated Statement of Assets and Liabilities.

Offsetting of Financial and Derivative Assets and Liabilities
The Fund is a party to ISDA Master Agreements and Credit Support Annexes, Master Securities Forward Transaction Agreements, Global Master Repurchase Agreements or other similar types of agreements (collectively, “Master Agreements”). These Master Agreements generally govern the terms of certain transactions and mitigate the counterparty risk associated with relevant transactions by specifying credit protection mechanisms and providing standardization to improve legal certainty.
The Master Agreements may include collateral posting terms and netting provisions that apply in the event of a default and/or termination event. The Master Agreements define whether the Fund is contractually able to settle daily payments on a net basis. Certain Master Agreements may allow for net settlements on an individual agreement basis, with the same legal entity, or with affiliated legal entities.  Additionally, there may be circumstances, such as laws of a particular jurisdiction or settlement of amounts due in different currencies, that may prohibit or restrict the right of offset as defined in the Master Agreements. There is no guarantee that the terms of the Master Agreements will be enforceable; for example, when bankruptcy or insolvency laws impose restrictions on or prohibitions against the right of offset.
The Fund attempts to limit counterparty risk by only entering into Master Agreements with counterparties which are believed to have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties. For transactions executed with a Derivatives Clearing Organization (“DCO”), Futures Clearing Merchant (“FCM”), or Options Clearing Corporation (“OCC”) in a multilateral or other trading facility platform, counterparty risk is reduced by shifting exposure from the counterparty to the DCO, FCM, or OCC. These organizations have authority to provide an orderly liquidation in the event of a default.
The following tables present the Fund’s net exposure to derivative instruments by type of financial instrument as of April 30, 2026.  Transactions executed with DCOs, FCMs, or OCCs, if any, are excluded from the tables.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Offsetting of Financial and Derivative Assets and Liabilities (continued)
Offsetting of Derivative Assets
Financial Instrument	Gross Amount of Recognized Assets	Gross Amount Offset on the Consolidated Statement of Assets and Liabilities	Net Amount of Assets Presented on the Consolidated Statement of Assets and Liabilities
Swap Contracts	$4,715,278	$—	$4,715,278
Purchased Options Contracts	48,538	—	48,538
Purchased Swaptions Contracts	1,763,870	—	1,763,870
Forward Currency Contracts	1,144,454	—	1,144,454
Total	$7,672,140	$—	$7,672,140

Offsetting of Derivative Liabilities
Financial Instrument	Gross Amount of Recognized Liabilities	Gross Amount Offset on the Consolidated Statement of Assets and Liabilities	Net Amount of Liabilities Presented on the Consolidated Statement of Assets and Liabilities
Forward Currency Contracts	$1,201,779	$—	$1,201,779
Swap Contracts	3,571,539	—	3,571,539
Written Options Contracts	32,447	—	32,447
Written Swaptions Contracts	304,126	—	304,126
Total	$5,109,891	$—	$5,109,891
The following table presents the Fund's derivative assets and liabilities by counterparty, net of amounts available for offset under a master netting agreement, or similar agreement, and net of the related collateral received or pledged as of April 30, 2026. Transactions executed with DCOs, FCMs, or OCCs, if any, are excluded from this table.
Counterparty	Gross Amount of Assets on the Consolidated Statement of Assets and Liabilities	Gross Amount of Liabilities on the Consolidated Statement of Assets and Liabilities	Net Position - Asset (Liability)	Collateral Received (Pledged)[1]	Net Amount Due from (to) Counterparty[2]
Bank of America NA	$1,208,419	$30,519	$1,177,900	$9,794	$1,168,106
Bank of Montreal	—	12	(12)	(12)	—
Barclays Bank PLC	292,531	232,624	59,907	10,000	49,907
BNP Paribas	93,824	77,573	16,251	10,000	6,251
Citibank NA	186,783	145,886	40,897	—	40,897
Deutsche Bank AG	77,271	147,723	(70,452)	(66,540)	(3,912)
Goldman Sachs International	1,934,253	1,599,186	335,067	—	335,067
HSBC Bank USA NA	24,060	30,003	(5,943)	(5,943)	—
JP Morgan Chase Bank NA	1,735,857	991,380	744,477	—	744,477
Morgan Stanley & Co. International PLC	1,908,412	1,673,172	235,240	—	235,240
Royal Bank of Canada	6,153	1,669	4,484	4,484	—
Standard Chartered Bank	56,852	52,424	4,428	—	4,428
State Street Capital Markets	8,664	2,767	5,897	—	5,897
Toronto Dominion Securities	2,507	3,149	(642)	(642)	—

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Offsetting of Financial and Derivative Assets and Liabilities (continued)
Counterparty	Gross Amount of Assets on the Consolidated Statement of Assets and Liabilities	Gross Amount of Liabilities on the Consolidated Statement of Assets and Liabilities	Net Position - Asset (Liability)	Collateral Received (Pledged)[1]	Net Amount Due from (to) Counterparty[2]
UBS Securities LLC	$136,554	$121,804	$14,750	$10,848	$3,902
Total	$7,672,140	$5,109,891	$2,562,249	$(28,011)	$2,590,260

1	The actual collateral (including non-cash collateral) received/pledged may be more than the amount reported due to overcollateralization.
2	Investments which are subject to certain Master Agreements but are not considered derivatives may be excluded from these amounts.
6. Purchases and Sales of Investments

Purchases and sales of securities (excluding short-term investments) during the period ended April 30, 2026, were $1,476,374,399 and $1,472,186,236, respectively.
7.  Federal Income Taxes

The Fund intends to meet the requirements of the Code, applicable to regulated investment companies (“RICs”), and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders annually and to meet certain diversification and income requirements with respect to investment companies.
As of April 30, 2026, the Fund had no uncertain tax positions that would require financial statement recognition, but may be subject to adjustment at a later date based on changes in laws or interpretations. The Fund’s federal tax returns are subject to review by the Internal Revenue Service for a period of three years.
The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from US GAAP.
The Fund has elected to change its method of accounting to mark-to-market accounting. Tax cost and tax unrealized would not be materially different than GAAP cost and unrealized.
8.  Transactions with Affiliates and Service Providers

Investment Management Fee
Pursuant to the investment advisory agreement (the “Investment Management Agreement”) between the Fund and the Adviser, and in consideration of the advisory services provided by the Adviser to the Fund, the Adviser is entitled to an investment management fee (“Investment Management Fee”) payable monthly in arrears and accrued daily based upon the Fund’s average daily net assets at an annual rate of 1.00% prior to any accrual of the Performance Fee (as defined below) and charge in respect of any Reimbursable Pass-Through Expense (as defined below). The Investment Management Fee is paid before giving effect to any repurchase of Shares in the Fund effective as of that date and will decrease the net profits or increase the net losses of the Fund.
Expense Limitation Agreement
The Adviser and the Fund have entered into an Expense Limitation Agreement (“ELA”) under which the Adviser has agreed to contractually, on a monthly basis, reimburse the Fund’s “Specified Expenses” in respect of each class of the Fund (each, a “Class”) where “Specified Expenses” means all other expenses incurred in the business of the Fund and allocated to a Class, including the Fund’s annual operating expenses, with the exception of: (i) the Investment Management Fee and Performance Fee; (ii) the Reimbursable Pass-Through Expense; (iii) the shareholder servicing fee of up to 0.25% per year; (iv) the distribution fee that will accrue at an annual rate equal to 0.75% of the average daily net assets attributable to Class M Shares; (v) certain costs associated with the acquisition, ongoing investment and disposition of the Fund’s investments and unconsummated investments, including legal costs, professional fees, travel costs and brokerage costs; (vi) acquired fund fees and expenses; (vii) dividend and interest payments (including any dividend payments, interest expenses, commitment fees, or other expenses related to any leverage incurred by the Fund); (viii) taxes

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Expense Limitation Agreement (continued)
and costs to reclaim foreign taxes; and (ix) extraordinary expenses (as determined in the sole discretion of the Adviser) to the extent that such expenses exceed 0.60% of the average daily net assets of such Class (the “Expense Limitation”).
If, while the Adviser is the investment adviser to the Fund, the Fund’s estimated annualized Specified Expenses in respect of a Class for a given month are less than the Expense Limitation, the Adviser shall be entitled to reimbursement by the Fund of the other expenses borne by the Adviser on behalf of the Fund (the “Reimbursement Amount”) during any of the previous thirty-six (36) months, but only to the extent that the Fund’s estimated annualized Specified Expenses in respect of a Class (after such reimbursement is taken into account) do not exceed, for such month, the lesser of (i) the Expense Limitation in effect at the time such expenses were borne by the Adviser on behalf of the Fund pursuant to the Expense Limitation Agreement or (ii) any other relevant expense limit in effect at the time of such reimbursement with respect to the Class, and provided further that such amount paid to the Adviser will in no event exceed the total Reimbursement Amount and will not include any amounts previously reimbursed. The Adviser may recapture a Specified Expense in any year within the thirty-six (36) month period after the Adviser bears the expense. The Expense Limitation Agreement will remain in effect through February 28, 2027, and may not be modified or terminated prior to that date without the consent of the Board. Thereafter, the Expense Limitation Agreement may be annually renewed with the written agreement of the Adviser and the Fund. The Fund’s obligation to make reimbursement payments shall survive the termination of the Expense Limitation Agreement.
Performance Fee
Pursuant to the Investment Management Agreement, the Adviser is entitled to a performance fee (“Performance Fee”) after the end of each fiscal year of the Fund. The Performance Fee paid to the Adviser will be paid out of the Fund’s assets. The Performance Fee is determined as of the end of the fiscal year in an amount equal to 20% of the amount by which the Fund’s net profits (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for all Measurement Periods (as defined below) during such fiscal year exceed the balance of the loss carryforward account (as described below). The Fund also pays the Adviser the Performance Fee in the event a Measurement Period is triggered in connection with a share repurchase offer by the Fund. “Measurement Period” means each twelve-month period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed), provided that whenever the Fund conducts a share repurchase offer, the period of time from the last Measurement Period end through the effective date of the repurchase offer also constitutes a Measurement Period for purposes of calculating the Performance Fee (if any) on shares being tendered for repurchase. For purposes of determining the Fund’s net asset value, the Performance Fee is calculated and accrued daily. The Performance Fee will be payable for a Measurement Period only if there is no balance in the Fund’s loss carryforward account. The loss carryforward account is an account that will have an initial balance of zero upon commencement of the Fund’s operations and, thereafter, will be credited as of the end of each Measurement Period with the amount of any net loss of the Fund for that Measurement Period and will be debited with the amount of any net profits of the Fund for that Measurement Period, as applicable (provided, however, that the debiting of net profits may only reduce a balance in the loss carryforward account and may not reduce the balance of the loss carryforward account below zero).
During the period ended April 30, 2026, performance fee of $283,863 was incurred and is included on the Consolidated Statement of Operations.
During the period ended April 30, 2026, the Adviser reimbursed the Fund $223 for trading errors recorded as “Net increase from payments by affiliates” on the Consolidated Statement of Operations.
Reimbursable Pass-Through Expense
Pursuant to the Investment Management Agreement, the Fund will reimburse the Adviser out of the Fund’s net assets for certain additional compensation-related expenses of the Adviser. The Reimbursable Pass-Through Expense reflects the sum of the cost payable to Trading Team personnel responsible for managing the Allocable Accounts (collectively, “Pass-Through Persons”) (such costs, the “Reimbursable Pass-Through Expense”). The Reimbursable Pass-Through Expense shall be invoiced by the Adviser to the Fund and payable by the Fund to the Adviser as an expense reimbursement.
The Reimbursable Pass-Through Expense shall be calculated by aggregating the Fund’s proportionate share of the total amounts paid by the  Adviser to Pass-Through Persons with respect to each Allocable Account (each such amount,  a “Strategy-Specific Pass-Through Expense”). The Strategy-Specific Pass-Through Expense is determined as of the end of the Fund’s fiscal year and range from 10% to 20%. The Strategy-Specific Pass-Through Expense is calculated based on the amount by which the net profits of the Allocable Account (including unrealized net gains and losses on investments and any net profits attributable to investments in initial public offerings) for

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Reimbursable Pass-Through Expense (continued)
the twelve-month period ending on the Fund’s fiscal year-end exceed the balance of the Allocable Account’s loss carryforwards. In connection with a share repurchase offer by the Fund, the accrued Reimbursable Pass-Through Expense, which is calculated and accrued daily, is included in the calculation of the Fund’s NAV but will not be paid to the Adviser until the end of the fiscal year.
For purposes of calculating a Strategy-Specific Pass-Through Expense for an Allocable Account, “net profits” means the net of realized and unrealized gains and losses on the Allocable Account’s investments (including profits and losses attributable to investments in initial public offerings), interest, dividends, taxes, fees and other expenses allocated to such Allocable Account, excluding Fund-level operating expenses. For purposes of calculating a Strategy-Specific Pass-Through Expense for an Allocable Account, “Measurement Period” means each twelve-month period ending on the Fund’s fiscal year-end (or such other period ending on the Fund’s fiscal year-end in the event the Fund’s fiscal year is changed). For purposes of determining the Fund’s net asset value, an estimate of the Reimbursable Pass-Through Expense is calculated and accrued daily as an expense of the Fund (as if each day is the end of the Fund’s fiscal year).
The Strategy-Specific Pass-Through Expense for an Allocable Account will be payable for a Measurement Period only if there is no balance in the Allocable Account’s loss carryforwards. Similar to the Fund’s loss carryforward account, each Allocable Account’s loss carryforward account is an account that will have an initial balance of zero upon commencement of the Allocable Account’s operations and, thereafter, will be credited as of the end of each Measurement Period with the amount of any net loss of the Allocable Account for that Measurement Period and will be debited with the amount of any net profits of the Allocable Account for that Measurement Period, as applicable (provided, however, that the debiting of net profits may only reduce a balance in the loss carryforward account and may not reduce the balance of the loss carryforward account below zero).
The Investment Management Agreement provides that the Reimbursable Pass-Through Expense determined as of the end of any fiscal year shall not exceed 3.50% of Fund average assets (the “Pass-Through Expense Cap”).
Distribution and/or Shareholder Service Fees
The Fund has adopted a “Distribution and Shareholder Services Plan” with respect to its Class A and Class M Shares under which the Fund may compensate financial industry professionals for distribution-related expenses, if applicable, and providing ongoing services in respect of clients with whom they have distributed Shares of the Fund. Such services may include electronic processing of client orders, electronic fund transfers between clients and the Fund, account reconciliations with the Fund’s transfer agent, facilitation of electronic delivery to clients of Fund documentation, monitoring client accounts for back-up withholding and any other special tax reporting obligations, maintenance of books and records with respect to the foregoing, and such other information and liaison services as the Fund or the Adviser may reasonably request. Under the Distribution and Shareholder Services Plan, the Fund, with respect to Class A and Class M, may incur expenses on an annual basis equal to 0.25% and 0.75%, respectively, of its average daily net assets. With respect to Class A Shares, the entire fee is characterized as a “shareholder service fee”. With respect to Class M Shares, the entire fee is characterized as a “distribution fee”.
The Distribution and Shareholder Services Plan operates in a manner consistent with Rule 12b-1 under the 1940 Act, which regulates the manner in which an open-end investment company may directly or indirectly bear the expenses of distributing its shares. Although the Fund is not an open-end investment company, it has undertaken to comply with the terms of Rule 12b-1 as a condition of an exemptive order under the 1940 Act which permits it to have asset-based distribution fees.
Class I Shares are not subject to a distribution or shareholder service fee.
Administrator, Custodian and Transfer Agent
Wellington Fund Services, LLC (“WFS”) serves as the administrator of the Fund pursuant to a Supervision and Administration Agreement (the “Administration Agreement”). The Fund has retained State Street Bank and Trust Company to provide it with custodian and transfer agent services. Pursuant to the Administration Agreement, WFS provides or causes to be performed all supervisory and administrative and other services reasonably necessary for the operation of the Fund.  During the period, ended April 30, 2026 the Fund paid WFS 0.15% of the Fund's average daily net assets for these services.
Affiliated Shareholders
At April 30, 2026, 99.62% of the Class I Shares outstanding were held by one participant affiliated with the Adviser which represents 98.50% of the Fund.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Affiliated Shareholders (continued)
At April 30, 2026, 100% of the Class A Shares outstanding were held by one participant affiliated with the Adviser which represents 0.02% of the Fund.
9.  Capital Shares

The Fund’s Declaration of Trust authorizes the issuance of an unlimited number of Shares of beneficial interest, par value $0.001 per share. The Fund accepts initial and additional purchases of Shares on each business day. There is currently no market for the Shares and the Fund does not expect that a market for Shares will develop in the foreseeable future.  Shareholders of the Fund are not able to have their Shares redeemed or otherwise sell their Shares on a daily basis because the Fund is an unlisted closed-end fund. To provide some liquidity to Shareholders, pursuant to Rule 23c-3 under the 1940 Act, the Fund is structured as an “interval fund” and intends to conduct quarterly repurchase offers for between 5% and 25% of the Fund’s outstanding shares at NAV, unless such offer is suspended or postponed in accordance with the Fund’s regulatory requirements. The offer to purchase Shares is a fundamental policy that may not be changed without the vote of the holders of a majority of the Fund’s outstanding voting securities (as defined in the 1940 Act). The Board will establish the deadline by which the Fund must receive repurchase requests in response to each repurchase offer. Quarterly repurchases will occur in the months of March, June, September and December. Written notification of each quarterly repurchase offer will be sent to Shareholders at least 21 calendar days before the repurchase request deadline.
10.  Commitments and Contingencies

In the normal course of business, the Fund may enter into contractual arrangements that contain a variety of representations and warranties and which at times provide for indemnification of counterparties. The Fund’s maximum exposure under these types of arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund believes the possibility that it will have to make material payments under these arrangements is unlikely.
From time to time, the Adviser for the Fund and the Board may be subject to proceedings, including civil litigation and regulatory matters arising out of the ordinary course of their business.
11.  Significant Risks and Uncertainties

In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists. See below for a summary of certain risks associated with investment in the Fund. Please see “Types of Investments and Related Risks” in the Fund’s prospectus for a more detailed description of the risks of investing in the Fund.
Risks Associated with Market Conditions and Investment Opportunities

Market Risks
The profitability of a significant portion of the Fund’s investment program depends to a great extent upon correctly assessing the future course of price movements of specific securities and other investments. There can be no assurance that the Adviser or its portfolio managers on the Underlying Strategies will be able to predict accurately these price movements. As a result, there is always some, and occasionally a significant, degree of market risk.
The market price of securities owned by the Fund may go up or down, sometimes rapidly or unpredictably. Securities may decline in value due to factors affecting securities markets generally or particular industries or issuers represented in the securities markets. The value of a security may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates, adverse changes to credit markets or adverse investor sentiment generally. The value of a security may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. During a general downturn in the securities markets, multiple asset classes may decline in value simultaneously even if the performance of those asset classes is not otherwise historically correlated. Investments may also be negatively impacted by market disruptions and by attempts by other market participants to manipulate the prices of particular investments. Equity securities generally have greater price volatility than fixed income securities. Credit ratings downgrades may also negatively affect securities held by the Fund. Even when markets perform well, there is no assurance that the investments held by the Fund will increase in value along with the broader market.
In addition, market risk includes the risk that geopolitical and other events will disrupt the economy on a national or global level. For instance, war, terrorism, social unrest, recessions, supply chain disruptions, market manipulation, government defaults, government

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Market Risks (continued)
shutdowns, political changes, diplomatic developments, or the imposition of sanctions and other similar measures, public health emergencies (such as the spread of infectious diseases, pandemics and epidemics) and natural/environmental disasters can all negatively impact the securities markets, which could cause the Fund to lose value. These events could reduce consumer demand or economic output, result in market closures, changes in interest rates, inflation/deflation, travel restrictions or quarantines, and significantly adversely impact the economy.
Government Regulation
The Fund may invest in securities and financial instruments listed on both U.S. and non-U.S. exchanges. The global financial markets have recently undergone, and are still undergoing, pervasive and fundamental disruptions and instability. Such instability has led to extensive and unprecedented governmental intervention. Regulators in many jurisdictions have implemented or proposed a number of wide-ranging emergency regulatory measures, including restrictions on the short selling of certain securities in many jurisdictions. Such intervention has in certain cases been implemented on an emergency basis without much or any notice, with the consequence that some market participants’ ability to continue to implement certain strategies or manage the risk of their outstanding positions has been suddenly and/or substantially eliminated. Given the complexities of the global financial markets and the limited time frame within which governments have been able to take action, these interventions have sometimes been unclear in scope and application, resulting in confusion and uncertainty which in itself has been materially detrimental to the efficient functioning of such markets as well as previously successful investment strategies.
It is impossible to predict with certainty what additional interim or permanent governmental restrictions may be imposed on the markets and/or the effect of such restrictions on the Adviser’s ability to implement the Fund’s investment objective. However, there will be increased regulation of the global financial markets, and such increased regulation could be materially detrimental to the performance of the Fund’s portfolio. In addition, the global financial markets may undergo further fundamental disruptions in the future, which could result in renewed governmental interventions which may be materially detrimental to the performance of the Adviser and/or the Fund.
Trade Policy
In recent years, the U.S. government has indicated its intent to alter its approach to international trade policy and in some cases to renegotiate, or potentially terminate, certain existing bilateral or multi-lateral trade agreements and treaties with foreign countries, and has made proposals and taken actions related thereto, and has proposed and/or taken actions to increase tariffs or other duties on goods or products being imported into the U.S. The Fund cannot predict how or what tariffs will be imposed or what retaliatory measures other countries may take in response to tariffs proposed or imposed by the U.S. Such uncertainty and/or tariffs or counter-measures could further increase costs, decrease margins, reduce the competitiveness of products and services offered by current and future portfolio companies of the Fund and adversely affect the revenues and profitability of portfolio companies whose businesses rely on imported goods.
Availability of Suitable Investments
While the Adviser believes that many attractive investments of the types in which the Fund expects to invest are currently available, there can be no assurance that such investments will continue to be available or that available investments will continue to meet the Fund’s investment criteria. Furthermore, the Fund may be unable to find a sufficient number of attractive investment opportunities to meet its investment objectives. Past performance is not necessarily indicative of future performance.
Competition
The markets for certain securities in the Fund’s investment program are or may become highly competitive. In such cases, the Fund may be competing for investment opportunities with a significant number of financial institutions as well as various institutional investors. Some of these competitors may be larger and have greater financial, human and other resources than the Fund and may in certain circumstances have a competitive advantage over the Fund. As a result of this competition, there may be fewer attractively priced investment opportunities than in the past, which could have an adverse impact on the ability of the Fund to meet its investment goals. There can be no assurance that the returns on the Fund’s investments will be commensurate with the risk of investment in the Fund.
No Assurance of Investment Return
The Fund’s task of identifying and evaluating investment opportunities, managing such investments and realizing a significant return for investors is difficult. Many organizations operated by persons of competence and integrity have been unable to make, manage and realize a profit on such investments successfully. The Adviser believes that its investment strategy and investment approach moderate

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
No Assurance of Investment Return (continued)
this risk through a careful selection of securities and other financial instruments. However, there is no assurance that the Fund will be able to invest its capital on attractive terms or generate returns for its investors. Investors in the Fund could experience losses on their investment.
Risks Associated with the Fund’s Investments and Investment Activities

Non-Diversification
The assets of certain of the Underlying Strategies may at times be concentrated in a single sector and within that sector may be concentrated in a relatively few number of securities and/or sectors at times. The Fund may take substantial positions in the same security or group of securities at the same time. Focusing investments in a small number of issuers increases risk, such as greater susceptibility to risks associated with a single economic, political or regulatory occurrence, as compared with a more diversified portfolio. Some of those issuers also may present substantial credit or other risks. Accordingly, the investment portfolio of the Fund may be subject to more rapid change in value than would be the case if the Underlying Strategies’ portfolios were required to maintain a wide diversification among companies, sectors, securities, countries and industry groups.
Multiple Underlying Strategies
The Fund’s assets will be allocated among various Underlying Strategies, each of which operates independently from the others. Accordingly, it is possible that one or more of the Underlying Strategies may, at any time, take positions that may be opposite of positions taken by other Underlying Strategies. It is also possible that the Underlying Strategies may, on occasion, have substantial positions in the same security or group of securities at the same time. The possible lack of diversification caused by these factors may subject the Fund’s investments to more rapid change in value than would be the case if the Fund’s investments were required to be more widely diversified.
Liquidity and Valuation
The Fund may invest in securities which are subject to legal or other restrictions on transfer or for which no liquid market exists. The sale of restricted and illiquid securities often requires more time and results in higher brokerage charges or dealer discounts and other selling expenses than does the sale of securities eligible for trading on national securities exchanges or in the OTC markets. Restricted securities may sell at a price lower than similar securities that are not subject to restrictions on resale. Because the markets for such securities are still evolving, liquidity in these securities is limited and liquidity with respect to lower-rated and unrated subordinated classes may be even more limited. The Fund may be unable to liquidate all or a portion of its position in such securities. In addition, the market prices, if any, for such securities tend to be more volatile and the Fund may not be able to realize what it perceives to be their fair value in the event of a sale. The high yield securities markets have suffered periods of extreme illiquidity for certain types of instruments in the past.
For these reasons, among others, calculating the fair market value of the Fund’s holdings may be difficult and involve uncertainties and judgment. For example, because the Fund may trade in global markets with varying closing times and holiday schedules, the valuation of individual investments held by the Fund may be based on closing prices of markets that have been closed for different periods of time. Investments held by the Fund may trade with bid-ask spreads that may be significant and certain investments may, from time to time, be valued at the mean between such spreads. Certain of the Fund’s assets and liabilities may not have readily observable market prices and the valuation of such assets may rely on quoted prices in inactive markets or models that have observable inputs. Certain other categories of assets may lack any readily available market information and, accordingly, the valuation of such assets may rely substantially on models and significant unobservable inputs including assumptions from market participants. When recent market quotations or other independent pricing information is not readily available, or does not (in the judgment of the Adviser) fairly represent the value of such investment, the Adviser will determine the value of an investment using other fair value methods determined in good faith.
Fair value pricing involves judgments that are inherently subjective and uncertain, and in some cases involves reliance on information provided by private issuers or other sources whose reporting standards vary. Information used to determine fair valuations may be available on an irregular or less frequent basis. As a result, the presence of fair-valued investments may increase the volatility of the Fund’s net asset value at times, while dampening it at other times, and this effect may be more pronounced to the extent fair values assigned to those investments represent a meaningful portion of the Fund’s overall portfolio value. While the Adviser will use its best efforts to value investments fairly, certain investments may be difficult to value and may be subject to varying interpretations of value. There can be no assurance that any fair values assigned to investments will reflect actual market value or will be realized upon the sale

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Liquidity and Valuation (continued)
of such investments. If these valuations should prove to be incorrect, investors could be adversely affected, including (without limitation) when the Investment Management Fee, Performance Fee and Reimbursable Pass-Through Expense are calculated. Similarly, as the Fund’s portfolio management process and decision-making are informed by such valuations, incorrect or uncertain valuations can adversely affect the Fund’s portfolio management.
Portfolio Turnover
The Fund’s annual portfolio turnover rate may vary greatly from year to year, as well as within a given year. However, portfolio turnover rate is not considered a limiting factor in the execution of investment decisions for the Fund. The investment strategy of the Fund is expected to involve the taking of frequent trading positions, as well as investment positions. As a result, portfolio turnover and transaction-related expenses of the Fund may significantly exceed those of other investment entities of comparable size. High portfolio turnover may result in acceleration of taxable income by the Fund which, when distributed to Shareholders, will be taxable as ordinary income. In addition, a higher portfolio turnover rate results in correspondingly greater brokerage commissions and other transactional and custodial expenses that are borne by the Fund.
Leverage
The Fund generally expects to utilize leverage in pursuit of its investment objective. This results in the Fund controlling substantially more assets than it has equity.
Leverage can increase returns to investors if the Fund earns a greater return on leveraged investments than the Fund’s cost of such leverage. On the other hand, leverage will further diminish returns (or increase losses on capital) to the extent overall returns are less than the Fund’s cost of funds. As a general matter, the presence of leverage can accelerate losses. The use of leverage exposes the Fund and shareholders to a high degree of additional risk, including, but not limited to: (i) greater losses from investments than would otherwise have been the case had the Fund not used leverage to make the investments; (ii) margin calls, interim margin requirements, interest payments or other loan costs may force premature liquidations of investment positions at a loss or otherwise on unattractive terms; (iii) to the extent that Fund revenues are required to meet principal payments, shareholders may be allocated income (and therefore tax liability) in excess of cash distributed; and (iv) losses on investments where the investment fails to earn a return that equals or exceeds the Fund’s cost of leverage related to such investment. In addition, the Fund may need to refinance its outstanding debt as it matures. There is a risk that the Fund may not be able to refinance existing debt or that the terms of any refinancing may not be as favorable as the terms of any then existing loan agreements. If prevailing interest rates or other factors at the time of refinancing result in higher interest rates upon refinancing, then the interest expense relating to that refinanced indebtedness would increase. These risks could adversely affect the Fund’s financial condition, cash flows and the return on its investments.
Leverage, including borrowing, may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of the Fund’s portfolio securities. In the event of a sudden, precipitous drop in value of the Fund’s assets, the Fund might not be able to liquidate assets quickly enough to repay its borrowings, further magnifying the losses incurred by the Fund.
To the extent that options, futures, options on futures, swaps, swaptions and other “synthetic” or derivative financial instruments are used, it should be noted that they inherently contain much greater leverage than a non-margined purchase of the underlying security, commodity or instrument. This is due to the fact that generally only a very small portion (and in some cases none) of the value of the underlying security, commodity or instrument is required to be paid in order to make such investments. In addition, many of these products are subject to variation or other interim margin requirements, which may force premature liquidation of investment positions at an inopportune time and adversely impact the performance of the Fund.
Access to competitively priced borrowing capacity is important to the Fund’s strategy. There can be no assurance that the cost of borrowing will remain such that the Fund can execute its strategy. Further, there can be no assurance that the Fund will have access to leverage necessary to execute its strategy. Significant price increases or limited access to borrowing as a result of, among other things, fewer lenders willing to provide margin capacity to counterparties, could negatively impact the Fund’s ability to achieve its investment objective.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Credit Risk
The Fund could lose money if the issuer or guarantor of a fixed income security (including a security purchased with securities lending collateral), or the counterparty to a derivatives contract, repurchase agreement or a loan of portfolio securities, or the issuer or guarantor of collateral, is unable or unwilling, or is perceived (whether by market participants, rating agencies, pricing services or otherwise) as unable or unwilling, to make timely principal and/or interest payments, or to otherwise honor its obligations. The risk that such issuer, guarantor or counterparty is less willing or able to do so is heightened in market environments where interest rates are rising. Rising or high interest rates may deteriorate the credit quality of an issuer, guarantor or counterparty, particularly if an issuer or counterparty faces challenges rolling or refinancing its obligations. The downgrade of the credit of a security or of the issuer of a security held by the Fund may decrease its value. Securities are subject to varying degrees of credit risk, which are often reflected in credit ratings. However, credit ratings are only the opinions of the agencies issuing them and are not absolute guarantees of the quality of the securities.
Measures such as average credit quality may not accurately reflect the true credit risk of the Fund. This is especially the case if the Fund invests in securities with widely varying credit ratings. Therefore, the Fund may in fact be subject to greater credit risk than an average credit rating would suggest. This risk is greater to the extent the Fund uses leverage or derivatives or has concentrated exposure to a counterparty.
Short Sales
The Fund’s investment program may include short selling. A short sale creates the risk of a theoretically unlimited loss, in that the price of the underlying security could theoretically increase without limit, thus increasing the cost to the Fund of buying those securities to cover the short position. There can be no assurance that the securities necessary to cover a short position will be available for purchase at the time the Fund desires to close out such short position. Purchasing securities to close out the short position can itself cause the price of the securities to rise further, thereby exacerbating the loss. In addition, reporting requirements and limitations on the short selling of securities could interfere with the ability of the Fund to execute certain aspects of its investment strategies, including its ability to express negative views in relation to certain securities, companies or sectors, and any such limitations may adversely affect the performance of the Fund. The Fund’s use of short sales is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives.
Futures Contracts
The Fund may invest in futures contracts. The low margin or premiums normally required in such trading may provide a large amount of leverage, and a relatively small change in the price of a security can produce disproportionately larger profit or loss.
There are several risks associated with the use of futures contracts and futures options as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the Fund securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and futures options on securities, including technical influences in futures trading and futures options, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities, and creditworthiness of issuers. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.
Futures contracts on U.S. Government securities historically have reacted to an increase or decrease in interest rates in a manner similar to that in which the underlying U.S. Government securities reacted. To the extent, however, that the Fund enters into such futures contracts, the value of such futures will not vary in direct proportion to the value of the Fund’s holdings of U.S. Government securities. Thus, the anticipated spread between the price of the futures contract and the hedged security may be distorted due to differences in the nature of the markets. The spread also may be distorted by differences in initial and variation margin requirements, the liquidity of such markets and the participation of speculators in such markets.
Additionally, the price of index futures may not correlate perfectly with movement in the relevant index due to certain market distortions. First, all participants in the futures market are subject to margin deposit and maintenance requirements. Rather than meeting additional margin deposit requirements, investors may close futures contracts through offsetting transactions which could distort the normal relationship between the index and futures markets. Second, the deposit requirements in the futures market are less

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Futures Contracts (continued)
onerous than margin requirements in the securities market, and as a result, the futures market may attract more speculators than does the securities market. Increased participation by speculators in the futures market may also cause temporary price distortions. In addition, trading hours for foreign stock index futures may not correspond perfectly to hours of trading on the foreign exchange to which a particular foreign stock index futures contract relates. This may result in a disparity between the price of index futures and the value of the relevant index due to the lack of continuous arbitrage between the index futures price and the value of the underlying index.
Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day’s settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions.
There can be no assurance that a liquid market will exist at a time when the Fund seeks to close out a futures or a futures option position, and the Fund would remain obligated to meet margin requirements until the position is closed. In addition, many of the contracts discussed above are relatively new instruments without a significant trading history. As a result, there can be no assurance that an active secondary market will develop or continue to exist.
There are several additional risks associated with transactions in commodity futures contracts, including, but not limited to, storage, reinvestment and other economic factors.
The Fund’s use of futures is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives.
Commodities
The value of commodities and commodity-related instruments may be affected by changes in overall market movements, foreign currency exchange rates, commodity index volatility, changes in interest rates, or supply and demand factors affecting a particular industry or commodity market, such as drought, floods, weather, livestock disease, pandemics and public health emergencies, embargoes, taxation, war, terrorism, cyber hacking, economic and political developments, environmental proceedings, tariffs, changes in storage costs, availability of transportation systems, and international economic, political and regulatory developments. An unexpected surplus of a commodity caused by one of the aforementioned factors, for example, may cause a significant decrease in the value of the commodity (and a decrease in the value of any investments directly correlated to the commodity). Conversely, an unexpected shortage of a commodity caused by one of the aforementioned factors may cause a significant increase in the value of the commodity (and a decrease in the value of any investments inversely correlated to that commodity). The commodity markets are subject to temporary distortions and other disruptions due to, among other factors, lack of liquidity, the participation of speculators, and government regulation and other actions.
Derivatives Instruments Generally
The Fund may invest in derivative instruments.
Derivatives can be volatile and involve various degrees of risk, depending upon the characteristics of the particular derivative and the portfolio as a whole. Derivatives may permit the Fund to increase or decrease the level of risk, or change the character of the risk, to which its portfolio is exposed in much the same way as the Fund can increase or decrease the level of risk, or change the character of the risk, of its portfolio by making investments in specific securities. Derivative instruments contain much greater leverage than do non-margined purchases of the underlying instrument in as much as only a very small portion of the value of the underlying instrument is required to be deposited as collateral in order to effect such investments.
The Fund’s use of derivative instruments involves risks different from, or possibly greater than, the risks associated with investing directly in securities and other traditional investments. Derivatives are subject to a number of risks, such as liquidity risk (which may be heightened for highly-customized derivatives), interest rate risk, market risk, leverage risk, counterparty (including credit) risk, operational risk, legal risk and management risk, as well as risks arising from changes in applicable requirements, risks arising from margin requirements and risks arising from mispricing or valuation complexity. They also involve the risk that changes in the value of a derivative instrument may not correlate perfectly with the underlying asset, rate or index. Operational and legal risks include risks related to documentation issues, system failures, inadequate controls, human error and the risk that a party’s obligations would be legally unenforceable.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Derivatives Instruments Generally (continued)
By investing in a derivative instrument, the Fund could lose more than the initial amount invested, and derivatives may increase the volatility of the Fund, especially in unusual or extreme market conditions. The Fund may be required to hold additional cash or sell other investments in order to obtain cash to close out a position, and changes in the value of a derivative may also create margin delivery or settlement payment obligations for the Fund. Also, suitable derivative transactions may not be available in all circumstances and there can be no assurance that the Fund will engage in these transactions to reduce exposure to other risks when that would be beneficial or that, if used, such strategies will be successful. In addition, the Fund’s use of derivatives may increase or accelerate the amount of taxes payable by shareholders.
Non-centrally cleared over-the-counter (“OTC”) derivatives are also subject to the increased risk that a counterparty to the transaction will not fulfill its contractual obligations to the other party, as many of the protections afforded to centrally-cleared derivative transactions might not be available for non-centrally cleared OTC derivatives. The primary credit risk on derivatives that are exchange-traded or traded through a central clearing counterparty resides with the Fund’s clearing broker or the clearinghouse. Participation in the markets for derivative instruments involves investment risks and transaction costs to which the Fund may not be subject absent the use of these strategies. The skills needed to successfully execute derivative strategies may be different from those needed for other types of transactions. If the Fund incorrectly forecasts the value and/or creditworthiness of securities, currencies, interest rates, counterparties or other economic factors involved in a derivative transaction, the Fund might have been in a better position if the Fund had not entered into such derivative transaction. In evaluating the risks and contractual obligations associated with particular derivative instruments, it is important to consider that certain derivative transactions may be modified or terminated only by mutual consent of the Fund and its counterparty. Therefore, it may not be possible for the Fund to modify, terminate, or offset the Fund’s obligations or the Fund’s exposure to the risks associated with a derivative transaction prior to its scheduled termination or maturity date, which may create a possibility of increased volatility and/or decreased liquidity to the Fund. In such case, the Fund may lose money. Because the markets for certain derivative instruments (including markets located in foreign countries) are relatively new and still developing, appropriate derivative transactions may not be available in all circumstances for risk management or other purposes. Upon the expiration of a particular contract, the Fund may wish to retain its position in the derivative instrument by entering into a similar contract, but may be unable to do so if the counterparty to the original contract is unwilling to enter into the new contract and no other suitable counterparty can be found. When such markets are unavailable, the Fund will be subject to increased liquidity and investment risk.
When a derivative is used as a hedge against a position that the Fund holds, any loss generated by the derivative generally should be substantially offset by gains on the hedged investment, and vice versa. Although hedging can reduce or eliminate losses, it can also reduce or eliminate gains. Hedges are sometimes subject to imperfect matching between the derivative and the underlying instrument, and there can be no assurance that hedging transactions will be effective.
The regulation of the derivatives markets has increased over the past several years. The SEC rule related to the use of derivatives, short sales, reverse repurchase agreements and certain other transactions by registered investment companies requires the Fund to trade derivatives and other transactions that create future payment or delivery obligations (except reverse repurchase agreements and similar financing transactions) subject to value-at-risk (“VaR”) leverage limits and derivatives risk management program and reporting requirements. Generally, these requirements apply unless the Fund satisfies a “limited derivatives users” exception that is included in the final rule. Under the rule, when the Fund trades reverse repurchase agreements or similar financing transactions, including certain tender option bonds, it needs to aggregate the amount of indebtedness associated with the reverse repurchase agreements or similar financing transactions with the aggregate amount of any other senior securities representing indebtedness when calculating the Fund’s asset coverage ratio or treat all such transactions as derivatives transactions. Reverse repurchase agreements or similar financing transactions aggregated with other indebtedness do not need to be included in the calculation of whether the Fund satisfies the limited derivatives users exception, but for funds subject to the VaR testing requirement, reverse repurchase agreements and similar financing transactions must be included for purposes of such testing whether treated as derivatives transactions or not. The SEC also provided guidance in connection with the rule regarding the use of securities lending collateral that may limit the Fund’s securities lending activities. In addition, under the rule, the Fund is permitted to invest in a security on a when-issued or forward-settling basis, or with a non-standard settlement cycle, and the transaction will be deemed not to involve a senior security (as defined under Section 18(g) of the 1940 Act), provided that, (i) the Fund intends to physically settle the transaction and (ii) the transaction will settle within 35 days of its trade date (the “Delayed-Settlement Securities Provision”). The Fund may otherwise engage in when-issued, forward-settling and non-standard settlement cycle securities transactions that do not meet the conditions of the Delayed-Settlement Securities Provision so long as the Fund treats any such transaction as a “derivatives transaction” for purposes of compliance with the rule. Furthermore, under the rule, the Fund is permitted to enter into an unfunded commitment agreement, and such unfunded commitment agreement will not be subject to the asset coverage requirements under the 1940 Act, if the Fund reasonably believes, at the time it enters into such

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Derivatives Instruments Generally (continued)
agreement, that it will have sufficient cash and cash equivalents to meet its obligations with respect to all such agreements as they come due. These requirements may limit the ability of the Fund to use derivatives, reverse repurchase agreements and similar financing transactions, when-issued, delayed-delivery and forward commitment transactions, and unfunded commitment agreements as part of its investment strategies. These requirements may increase the cost of the Fund’s investments and cost of doing business, which could adversely affect investors.
The Adviser has registered as a commodity pool operator (“CPO”) under the Commodity Exchange Act (“CEA”). The Adviser expects to rely on CFTC Rule 4.12(c)(3) with respect to its operation of the Fund. CFTC Rule 4.12(c)(3) allows for “substituted compliance” with respect to certain CFTC recordkeeping, reporting and disclosure requirements on the basis of the Fund’s compliance with SEC rules and regulations applicable to the Fund and the Adviser. As a result, the Adviser will not be subject to certain aspects of the CFTC’s rules ordinarily applicable to commodity pool operators, including the specific disclosure requirements under CFTC rules in connection with its management of the Fund. The Adviser will incur higher expenses for the Fund compared with exempt advisers.
Credit Derivatives
As part of its investment strategy, the Fund may enter into credit derivative transactions.
Credit derivative transactions are an established feature of the financial markets and both the number of participants and range of products available have significantly increased over the years. Credit derivative transactions dependent upon credit events are priced incorporating many variables including the pricing and volatility of the common stock of the reference entity, potential loss upon default by the reference entity on any of its obligations, and the shape of the U.S. Treasury Market curve, among other factors. As such, there are many factors upon which market participants may have divergent views. Additionally, credit derivatives may require the posting of collateral. A bankruptcy of the collateral holder may result in losses to the extent posted collateral exceeds the obligations of the pledging party under the credit derivative transaction.
Transactions in certain derivatives are subject to trading and clearing on a U.S. national exchange and clearinghouse and to regulatory oversight, while other derivatives are subject to risks of trading in the OTC markets or on non-U.S. exchanges. Certain credit index derivatives are currently required to be traded on a Swap Execution Facility (“SEF”) and cleared through a registered clearinghouse. For swaps that are cleared through a clearinghouse, the Fund will face the clearinghouse as legal counterparty and will be subject to clearinghouse performance and credit risk. Clearinghouse collateral requirements may differ from and be greater than the collateral terms negotiated with derivatives counterparties in the OTC market, and U.S. regulators have discretion to set collateral requirements for trades that are not cleared through a clearinghouse. OTC derivative dealers will be required to post margin to the clearinghouse through which they clear their customers’ trades instead of using such margin in their operations, as they historically were allowed to do. This will further increase the dealers’ costs, which costs are expected to be passed through to other market participants in the form of higher fees and less favorable dealer marks. In addition, the Fund’s assets are also subject to the risk of the failure of any of the exchanges on which its positions trade or of its clearinghouses or counterparties.
There are a number of uncertainties in the tax laws relating to credit default swaps. There can be no assurance that the characterization adopted by the Fund with respect to a particular credit default swap will be respected by the IRS or a court, and any recharacterization by the IRS, if successful, could adversely affect the shareholders’ investments in the Fund.
The Fund’s use of credit derivatives is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives.
Swap Contracts
The Fund may enter into swap agreements.
Depending on their structure, swap agreements may increase or decrease the Fund’s exposure to long-term or short-term interest rates, foreign currency values, mortgage securities, corporate borrowing rates, or other factors such as security prices, baskets of securities, or inflation rates. Swap agreements can take many different forms and are known by a variety of names. The Fund is not limited to any particular form of swap agreement if the Adviser determines that other forms are consistent with the Fund’s investment objective and policies.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Swap Contracts (continued)
Swap agreements will tend to shift the Fund’s investment exposure from one type of investment to another. For example, if the Fund agrees to exchange payments in dollars for payments in foreign currency, the swap agreement would tend to decrease the Fund’s exposure to U.S. interest rates and increase its exposure to foreign currency and interest rates. Depending on how they are used, swap agreements may increase or decrease the overall volatility of the Fund’s portfolio. The most significant factor in the performance of swap agreements is the change in the specific interest rate, currency, individual equity values or other factors that determine the amounts of payments due to and from the Fund. If a swap agreement calls for payments by the Fund, then the Fund must be prepared to make such payments when due. In addition, if the counterparty’s creditworthiness declined, the value of a swap agreement would be likely to decline, potentially resulting in losses by the Fund.
Whether the Fund’s use of swap agreements, if any, will be successful in furthering its investment objective will depend on the Adviser’s ability to correctly predict whether certain types of investments are likely to produce greater returns than other investments. The Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. This risk may be mitigated by the delivery of variation margin to the Fund when it is “in-the-money” under a swap.
Certain standardized swaps are subject to mandatory exchange trading and central clearing. While exchange trading and central clearing are intended to reduce counterparty credit risk and increase liquidity, they do not make the Fund’s use of swap transactions risk-free, as the Fund will face the clearinghouse as legal counterparty and will be subject to clearinghouse performance and credit risk.
The Fund’s use of swaps is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives.
Convertible Securities
The Fund may invest in convertible securities.
The value of a convertible security is influenced by changes in interest rates, with investment value declining as interest rates increase and increasing as interest rates decline. The credit standing of the issuer and other factors also may have an effect on the convertible security’s investment value. Convertible securities generally offer lower interest or dividend yields than non-convertible fixed-income securities of similar credit quality because of the potential for capital appreciation. In addition, the value of a convertible security is influenced by the interest rate environment, company credit risk, and by the value of the underlying common stock. As the market price of the underlying common stock declines below the conversion price, the price of the convertible security tends to be increasingly influenced by the credit quality, maturity and yield of the convertible security. Holders of convertible securities have a claim on the issuer’s assets prior to the common stockholders, but may be subordinated to holders of similar but non-convertible securities of the same issuer.
Options
The investment program of the Fund may include the use of options. The Fund may purchase and sell (“write”) options on equities on national and international securities exchanges and in the domestic and international OTC market. The seller (“writer”) of a put option which is covered (e.g., the writer has a short position in the underlying security) assumes the risk of an increase in the market price of the underlying security above the sales price (in establishing the short position) of the underlying security, plus the premium received and gives up the opportunity for gain on the underlying security below the exercise price of the option. The seller of an uncovered put option assumes the risk of a decline in the market price of the underlying security below the exercise price of the option. The buyer of a put option assumes the risk of losing its entire investment in the put option. If the buyer of the put holds the underlying security, the loss on the put will be offset in whole or in part by any gain on the underlying security.
The writer of a call option which is covered (e.g., the writer holds the underlying security) assumes the risk of a decline in the market price of the underlying security below the value of the underlying security less the premium received and gives up the opportunity for gain on the underlying security above the exercise price of the option. The seller of an uncovered call option assumes the risk of a theoretically unlimited increase in the market price of the underlying security above the exercise price of the option. The buyer of a call option assumes the risk of losing its entire investment in the call option. If the buyer of the call sells short the underlying security, the loss on the call will be offset, in whole or in part, by any gain on the short sale of the underlying security.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Options (continued)
Options may be cash settled, settled by physical delivery or by entering into a closing purchase or closing sale transaction. In entering into a closing purchase transaction, the Fund may be subject to the risk of loss to the extent that the premium paid for entering into such closing purchase transaction exceeds the premium received when the option was written.
The Fund may also purchase and sell call and put options on stock indices and ETFs listed on national securities exchanges or traded in the OTC market for the purpose of realizing its investment objective or for the purpose of hedging its portfolio. A stock index or ETF fluctuates with changes in the market values of the stocks included in the index or ETF. The effectiveness of purchasing or writing stock index or ETF options for hedging purposes will depend upon the extent to which price movements in the Fund’s portfolio correlate with price movements of the stock indices or ETFs selected. Because the value of an index or ETF option depends upon movements in the level of the index or ETF rather than the price of a particular stock, whether the Fund will realize gains or losses from the purchase or writing of options on indices or ETFs depends upon movements in the level of stock prices in the stock market generally or, in the case of certain indices or ETFs, in an industry or market segment, rather than movements in the price of particular stocks. Accordingly, successful use by the Fund of options on stock indices or ETFs will be subject to the ability of the Adviser to correctly predict movements in the direction of the stock market generally or of particular industries or market segments. This requires different skills and techniques than predicting changes in the price of individual stocks. The Fund’s use of options is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives.
Swaptions Contracts
Entering into a swaptions contract involves, to varying degrees, elements of credit, market and interest rate risk in excess of the amounts reported on the Consolidated Statement of Assets and Liabilities, associated with both options contracts and swap contracts. To reduce risk from potential counterparty default, the Fund enters into swaptions with counterparties whose creditworthiness has been approved by the Adviser. The Fund bears the market risk arising from any change in index values or interest rates.
Forward Trading
The Fund may engage in forward trading. Forward contracts and options thereon are not traded on exchanges and are not standardized; rather, banks and dealers act as principals in these markets, negotiating each transaction on an individual basis. Forward and “cash” trading is substantially unregulated; there is no limitation on daily price movements and speculative position limits are not applicable. The principals who deal in the forward markets are not required to continue to make markets in the currencies or commodities they trade, and these markets can experience periods of illiquidity, sometimes of significant duration. There have been periods during which certain participants in these markets have refused to quote prices for certain currencies or commodities or have quoted prices with an unusually wide spread between the price at which they were prepared to buy and that at which they were prepared to sell. Market illiquidity or disruption could result in substantial losses to the Fund.
The Fund’s use of forward trading is subject to the provisions of the SEC rule regarding a registered investment company’s use of derivatives.
Smaller Capitalization Stocks
At any given time, the Fund may have significant investments in smaller-sized companies of a less seasoned nature whose securities are traded in the over-the-counter market. These “secondary” securities often involve significantly greater risks than the securities of larger, better-known companies. In addition to being subject to the general market risk that common stock prices may decline over short or extended periods, the Fund may invest in securities of companies that are not well-known to the investing public, may not have significant institutional ownership and may have cyclical, static or only moderate growth prospects. The stocks of such companies may be more volatile in price and have lower trading volumes than the larger capitalization stocks included in the S&P 500 Index. Accordingly, investors should have a long-term investment horizon.
Mid Capitalization Stocks
The value of securities of medium size, less well-known issuers can be more volatile than that of relatively larger issuers and can react differently to issuer, political, market, and economic developments than the market as a whole and other types of stocks. Mid capitalization companies may have limited product lines, markets and financial resources. Securities of mid capitalization companies are usually less stable in price and less liquid than those of larger, more established companies. Additionally, mid capitalization stocks may fall out of favor relative to small or large capitalization stocks.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Large Capitalization Stocks
Large capitalization stocks may fall out of favor relative to small or mid capitalization stocks.
Communications and Technology Companies
Communications and technology stocks historically have experienced unusually wide price swings, both up and down. The potential for wide variation in performance reflects the special risks common to companies in the rapidly changing communications and technology industries. Earnings disappointments and intense competition for market share can result in sharp price declines. Profitability of communications and technology companies can be negatively impacted by aggressive pricing from competitors, research and development costs, and the availability and prices of components. Communications and technology companies may be subject to extensive government regulation and scrutiny, and the costs of complying with governmental regulations or the enactment of new regulatory requirements may negatively affect the business of such companies. The communications and technology industries are highly susceptible to short product cycles; falling prices and profits; innovation and competition from new market entrants; a heavy reliance on patent protection and other intellectual property rights; failure to obtain, or delays in obtaining, financing or regulatory approval (including licensing and franchise rights); product compatibility; actual or perceived security vulnerabilities in their products and services and related litigation and remediation efforts; and unexpected changes in consumer preferences. Communications and technology companies may also be more susceptible than companies in other sectors to hacking attempts and potential theft of proprietary or consumer information, or disruptions in service, which could have a material adverse effect on their businesses.
Banks and Financial Services Companies
Different areas of the overall financial services industry tend to be highly correlated and particularly vulnerable to certain factors, such as the availability and cost of borrowing and raising additional capital, the rate of corporate and consumer debt defaults, the availability of money or asset valuations, credit rating downgrades, price competition, regulatory developments, and credit, borrower, asset, or counterparty concentration. Banks and other financial services companies are often subject to extensive governmental regulation and intervention, and the potential for additional regulation could reduce profit margins and adversely affect the scope of their activities, increase the amount of capital they must maintain, and limit the amounts and types of loans and other financial commitments they can make. In addition, companies in the financial sector may also be adversely affected by decreases in the availability of money or asset valuations, credit rating downgrades, increased competition, and adverse conditions in other related markets. Financial services companies may also be hurt when interest rates rise sharply, although not all companies are affected equally, and may also be vulnerable to rapidly rising inflation. Many financial services companies can possess growth characteristics, but the industry is not generally perceived to be dynamic or aggressive. The financial services industry is also a target for cyberattacks, and may experience technology malfunctions and disruptions, each of which can cause significant losses to such companies.
Health Sciences Companies
Developments that could adversely affect health care and other health sciences companies include: intense competition; changes in legislation or government regulations, including uncertainty regarding health care reform and how it will be implemented; reductions in government funding or price controls imposed by a government; lengthy approval times or government non-approvals of products and services; dependency on patent protection; product liability or other litigation; increases or decreases in the cost of or demand for medical products and services; an increased emphasis on outpatient services; pricing pressure (including price discounting); and the obsolescence of popular products. The overall level of risk is increased to the extent that the Fund has significant exposure to smaller or unseasoned health care companies, which may not have established products or sufficiently experienced management, and may be thinly capitalized, or if the Fund invests a significant portion of its assets in companies involved in the same or related business lines, such as pharmaceuticals, hospital management, and managed care. In addition, a number of health care and other health sciences companies have recently merged or otherwise experienced consolidation. The effects of this trend toward consolidation are unknown and may be far reaching.
Non-U.S. Securities
The Fund may invest a portion of its assets in non-U.S. securities. Investing in securities of non-U.S. governments and companies that are generally denominated in non-U.S. currencies and utilization of options on non-U.S. securities involves certain considerations comprising both risks and opportunities not typically associated with investing in securities of the United States Government or United States companies. The securities markets of many non-U.S. countries are relatively small, with a limited number of companies representing a small number of industries. Additionally, issuers of non-U.S. securities usually are not subject to the same degree of regulation as U.S. issuers. Reporting, accounting and auditing standards of non-U.S. countries differ, in some cases significantly, from U.S. standards. Global economies and financial markets are becoming increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. Also, nationalization,

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Non-U.S. Securities  (continued)
expropriation or confiscatory taxation, currency blockage, market disruptions, political changes, security suspensions, diplomatic developments or the imposition of sanctions or other similar measures could adversely affect the Fund’s investments in a foreign country. In the event of nationalization, expropriation or other confiscation, the Fund could lose its entire investment in non-U.S. securities. The type and severity of sanctions and other similar measures, including counter sanctions and other retaliatory actions, that may be imposed could vary broadly in scope, and their impact is difficult to ascertain. The imposition of sanctions and other similar measures could, among other things, result in a decline in the value and/or liquidity of securities issued by the sanctioned country or companies located in or economically tied to the sanctioned country, downgrades in the credit ratings of the sanctioned country’s securities or those of companies located in or economically tied to the sanctioned country, currency devaluation or volatility, and increased market volatility and disruption in the sanctioned country and throughout the world. Sanctions and other similar measures could directly or indirectly limit or prevent the Fund from buying and selling securities (in the sanctioned country and other markets), significantly delay or prevent the settlement of securities transactions, and adversely impact the Fund’s liquidity and performance. Adverse conditions in a certain region can adversely affect securities of other countries whose economies appear to be unrelated. To the extent that the Fund invests a significant portion of its assets in a specific geographic region or in securities denominated in a particular non-U.S. currency, the Fund will generally have more exposure to regional economic risks, including weather emergencies and natural disasters, associated with non-U.S. investments. Non-U.S. securities also may be less liquid and more difficult to value than securities of U.S. issuers.
Emerging Markets Securities
Non-U.S. investment risk may be particularly high to the extent the Fund invests in emerging market securities. The Fund considers emerging market countries to be countries represented in the MSCI Emerging Markets Index (the “Index”). Emerging market securities may present market, credit, currency, liquidity, volatility, legal, political, technical and other risks different from, and potentially greater than, the risks of investing in securities and instruments economically tied to developed non-U.S. countries. Future economic or political crises in emerging markets could lead to price controls, forced mergers, expropriation or confiscatory taxation, seizure, nationalization, or creation of government monopolies. The currencies of emerging market countries may experience significant declines against the U.S. Dollar (“USD”), and devaluation may occur subsequent to investment in these currencies by the Fund. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.
To the extent the Fund invests in emerging market securities that are economically tied to a particular region, country or group of countries, the Fund may be more sensitive to adverse political or social events affecting that region, country or group of countries. Economic, business, political, or social instability may affect emerging market securities differently, and often more severely, than developed market securities. To the extent the Fund focuses its investments in multiple asset classes of emerging market securities, it may have a limited ability to mitigate losses in an environment that is adverse to emerging market securities in general. Emerging market securities may also be more volatile, less liquid (particularly during market closures due to local holidays or other reasons) and more difficult to value than securities economically tied to developed non-U.S. countries. The systems and procedures for trading and settlement of securities in emerging markets are less developed and less transparent and transactions may take longer to settle. Emerging market countries typically have less established legal, accounting and financial reporting systems than those in more developed markets, which may reduce the scope or quality of financial information available to investors. Governments in emerging market countries are often less stable and more likely to take extra-legal action with respect to companies, industries, assets, or foreign ownership than those in more developed markets. Moreover, it can be more difficult for investors to bring litigation or enforce judgments against issuers in emerging markets or for U.S. regulators to bring enforcement actions against such issuers. The Fund will also be subject to emerging markets risk if it invests in derivatives or other securities or instruments whose value or return are related to the value or returns of emerging markets securities. Rising interest rates, combined with widening credit spreads, could negatively impact the value of emerging market debt and increase funding costs for non-U.S. issuers. In such a scenario, non-U.S. issuers might not be able to service their debt obligations, the market for emerging market debt could suffer from reduced liquidity, and the Fund could lose money. The economy of some emerging markets may be particularly exposed to or affected by a certain industry or sector, and therefore issuers and/or securities of such emerging markets may be more affected by the performance of such industries or sectors.
Sovereign and Other Governmental Debt Investments
The Fund may invest its assets in sovereign and other governmental debt instruments, which involve special risks. The governmental authority that controls the repayment of the sovereign and other governmental debt may be unwilling or unable to repay the principal and/or interest when due in accordance with the terms of such securities due to: (i) the extent of its foreign reserves; (ii) the availability of sufficient foreign exchange on the date a payment is due; (iii) the relative size of the debt service burden to the economy as a whole; or (iv) the government debtor’s policy towards the International Monetary Fund and the political constraints to which a government

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Sovereign and Other Governmental Debt Investments (continued)
debtor may be subject. In addition, sovereign and other governmental debt instruments may be subject to credit spread risks resulting from exposures to changes in a sovereign and other governmental issuer’s probability of default, expected recovery rate and actual default. In recent years, some sovereign and other governmental issuers have encountered difficulties in servicing their external debt obligations, which led to defaults on certain obligations and the restructuring of certain indebtedness. If an issuer of sovereign and other governmental debt defaults on payments of principal and/or interest, the Fund may have limited legal recourse against the issuer and/or guarantor. In certain cases, remedies must be pursued in the courts of the defaulting party itself, and the Fund’s ability to obtain recourse may be limited.
Foreign Currency and Exchange Risks
The Fund’s Shares are denominated in U.S. dollars and will be issued in U.S. dollars, and the books of the Fund will be maintained, and investments in and distributions from the Fund will generally be made, in U.S. dollars. A portion of the Fund’s investments (and the income and gains received by the Fund in respect of such investments) may be denominated in, or otherwise exposed to, currencies other than the U.S. dollar. Accordingly, changes in foreign currency exchange rates and exchange controls may materially adversely affect the value of the investments and the other assets of the Fund. In addition, the Fund will incur costs, which may be significant, in connection with the conversion of various currencies.
In general, to the extent that the Fund invests directly in non-U.S. currencies or in securities that trade in, and receive revenues in, non-U.S. currencies, or in derivatives or other instruments that provide exposure to non-U.S. currencies, it will be subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged. Currency rates in non-U.S. countries may fluctuate significantly over short periods of time for a number of reasons, including changes in interest rates, rates of inflation, balance of payments and governmental surpluses or deficits, intervention (or the failure to intervene) by U.S. or non-U.S. governments, central banks or supranational entities such as the International Monetary Fund, or by the imposition of currency controls or other political developments in the United States or abroad. As a result, the Fund’s investments in non-U.S. currencies and/or foreign currency-denominated securities may reduce the returns of the Fund. Currency risk may be particularly high to the extent that the Fund invests in non-U.S. currencies or engages in foreign currency transactions that are economically tied to emerging market countries. These currency transactions may present market, credit, currency, liquidity, legal, political and other risks different from, or greater than, the risks of investing in developed non-U.S. currencies or engaging in foreign currency transactions that are economically tied to developed foreign countries.
The Adviser generally intends to hedge the foreign currency exposure of the Fund; however, the Fund will necessarily be subject to foreign exchange risks. The Fund may seek to hedge these risks by investing in non-U.S. currencies, foreign currency futures contracts and options thereon, forward foreign currency exchange contracts or similar instruments, or any combination thereof, but there can be no assurance that such strategies will be implemented, or if implemented, will be effective. In addition, prospective investors whose assets and liabilities are predominantly in other currencies should take into account the potential risk of loss arising from fluctuations in value between U.S. dollars and such other currencies.
Counterparty and Settlement Risk
To the extent the Fund invests in certain non-centrally cleared swaps, derivative or other synthetic instruments, repurchase agreements, reverse repurchase agreements, other over-the-counter transactions or non-U.S. securities or engages in securities lending, the Fund may take a credit risk with regard to parties with which it trades and may also bear the risk of settlement default. These risks may differ materially from those entailed in exchange-traded transactions, which generally are backed by clearing organization guarantees, daily marking-to-market and settlement, and segregation and minimum capital requirements applicable to intermediaries. Transactions entered directly between two counterparties generally do not benefit from such protections and expose the parties to the risk of counterparty default. Any such default by a trading counterparty could result in losses to the Fund due to the delay of settlement of a transaction, loss of market gains or, in certain circumstances, loss of a portion or the full amount of the notional value of the transaction. These risks are increased to the extent the Fund has concentrated exposure to a counterparty.
Exchange Traded Funds (ETFs)
Investments in ETFs entail certain risks; in particular, investments in index ETFs involve the risk that the ETF’s performance may not track the performance of the index the ETF is designed to track. Unlike the index, an ETF incurs administrative expenses and transaction costs in trading securities. In addition, the timing and magnitude of cash inflows and outflows from and to investors buying and redeeming shares in the ETF could create cash balances that cause the ETF’s performance to deviate from the index (which remains “fully invested” at all times). Performance of an ETF and the index it is designed to track also may diverge because the composition of

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Exchange Traded Funds (ETFs) (continued)
the index and the securities held by the ETF may occasionally differ. In addition, investments in ETFs involve the risk that the market prices of ETF shares will fluctuate, sometimes rapidly and materially, in response to changes in the ETF’s NAV, the value of ETF holdings and supply and demand for ETF shares. Although the creation/redemption feature of ETFs generally makes it more likely that ETF shares will trade close to NAV, market volatility, lack of an active trading market for ETF shares, disruptions at market participants and any disruptions in the ordinary functioning of the creation/redemption process may result in ETF shares trading significantly above (at a “premium”) or below (at a “discount”) NAV. Additionally, to the extent an ETF holds securities traded in markets that close at a different time from the ETF’s listing exchange, liquidity in such securities may be reduced after the applicable closing times, and during the time when the ETF’s listing exchange is open but after the applicable market closing, fixing or settlement times, bid/ask spreads and the resulting premium or discount to the ETF’s shares’ NAV may widen. Significant losses may result when transacting in ETF shares in these and other circumstances. Neither the Adviser nor the Fund can predict whether ETF shares will trade above, below or at NAV. An ETF’s investment results are based on the ETF’s daily NAV. Investors transacting in ETF shares in the secondary market, where market prices may differ from NAV, may experience investment results that differ from results based on the ETF’s daily NAV.
Fixed Income Buy-Sellback and Sell-Buyback Agreements
Buy-sellback agreements involve certain risks in the event of default by the other party. In the event of the bankruptcy or other default of a seller of a buy-sellback agreement, the Fund could experience both delays in liquidating the underlying securities at the agreed upon prices and losses, including (i) possible decline in the value of the underlying security during the period while it seeks to enforce its rights thereto; (ii) possible lack of access to income on the underlying security during this period; and (iii) expenses of enforcing its rights.
Sell-buyback agreements involve the risk that the market value of the underlying securities in the Fund may decline below the price of the securities the Fund is obligated to repurchase under the agreement. In addition, should the counterparty default, a risk exists that the value of the security the Fund has sold increases and the proceeds from the original sale and any additional collateral posted by the buyer does not offset the security’s increased value. In the event the other party involved in a sell-buyback agreement files for bankruptcy or becomes insolvent, the Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities.
Real Estate Risk
Investments in real estate investment trusts (“REITs”) or real estate-linked derivative instruments are subject to risks similar to those associated with direct ownership of real estate, including losses from casualty or condemnation, and changes in local and general economic conditions, supply and demand, including reduced demand for commercial and office space as well as increased maintenance or tenant improvement costs to convert properties for other uses, default risk of tenants and borrowers, the financial condition of tenants, buyers and sellers, and the inability to re-lease space on attractive terms or to obtain mortgage financing on a timely basis or at all, interest rates, zoning laws, regulatory limitations on rents, property taxes and operating expenses. An investment in a REIT or a real estate-linked derivative instrument that is linked to the value of a REIT is subject to additional risks, such as poor performance by the manager of the REIT, adverse changes to the tax laws or failure by the REIT to qualify for tax-free pass-through of income under the Code. In addition, some REITs have limited diversification because they invest in a limited number of properties, a narrow geographic area, or a single type of property. Also, the organizational documents of a REIT may contain provisions that make changes in control of the REIT difficult and time-consuming. Finally, private REITs are not traded on a national securities exchange. As such, these products are generally illiquid. This reduces the ability of the Fund to redeem its investment early. Private REITs are also generally harder to value and may bear higher fees than public REITs.
Mortgage-Related and Other Asset-Backed Securities Risk
Mortgage-related and other asset-backed securities often involve risks that are different from or possibly more acute than risks associated with other types of debt instruments. Generally, rising interest rates tend to extend the duration of fixed rate mortgage-related securities, making them more sensitive to changes in interest rates. As a result, in a period of rising interest rates, if the Fund holds mortgage-related securities, it may exhibit additional volatility since individual mortgage holders are less likely to exercise prepayment options, thereby putting additional downward pressure on the value of these securities and potentially causing the Fund to lose money. This is known as extension risk. Mortgage-backed securities can be highly sensitive to rising interest rates, such that even small movements can cause the Fund to lose value.
Mortgage-backed securities, and in particular those not backed by a government guarantee, are subject to credit risk. In addition, adjustable and fixed rate mortgage-related securities are subject to prepayment risk. When interest rates decline, borrowers may pay

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Mortgage-Related and Other Asset-Backed Securities Risk (continued)
off their mortgages sooner than expected. This can reduce the returns of the Fund because the Fund may have to reinvest that money at the lower prevailing interest rates. In addition, the creditworthiness, servicing practices, and financial viability of the servicers of the underlying mortgage pools present significant risks. For instance, a servicer may be required to make advances in respect of delinquent loans underlying the mortgage-related securities; however, servicers experiencing financial difficulties may not be able to perform these obligations. Additionally, both mortgage-related securities and asset-backed securities are subject to risks associated with fraud or negligence by, or defalcation of, their servicers. These securities are also subject to the risks of the underlying loans. In some circumstances, a servicer’s or originator’s mishandling of documentation related to the underlying collateral may affect the rights of security holders in and to the underlying collateral. In addition, the underlying loans may have been extended pursuant to inappropriate underwriting guidelines, to no underwriting guidelines at all, or to fraudulent origination practices. The owner of a mortgage-backed security’s ability to recover against the sponsor, servicer or originator is uncertain and is often limited.
The Fund’s investments in other asset-backed securities are subject to risks similar to those associated with mortgage-related securities, as well as additional risks associated with the nature of the assets and the servicing of those assets. Payment of principal and interest on asset-backed securities may be largely dependent upon the cash flows generated by the assets backing the securities, and asset-backed securities may not have the benefit of any security interest in the related assets.
The Fund may invest in any tranche of mortgage-related or other asset-backed securities, including junior and/or equity tranches (to the extent consistent with other of the Fund’s guidelines), which generally carry higher levels of the foregoing risks.
Equity Securities Generally
The Fund may invest in equity securities without regard to market capitalization or liquidity. The values of equity securities, such as common stocks and preferred securities, may decline due to general market conditions that are not specifically related to a particular company, such as real or perceived adverse economic conditions, changes in the general outlook for corporate earnings, changes in interest or currency rates or adverse investor sentiment generally. They may also decline due to factors that affect a particular industry or industries, such as labor shortages or increased production costs and competitive conditions within an industry. Equity securities generally have greater price volatility than most fixed income securities. These risks are generally magnified in the case of equity investments in distressed companies.
Depositary Receipts
The Fund may hold investments in sponsored and unsponsored American depositary receipts (“ADRs”), European depositary receipts (“EDRs”), global depositary receipts (“GDRs”) and other similar global instruments. Unsponsored ADR, EDR and GDR programs are organized independently and without the cooperation of the issuer of the underlying securities. As a result, available information concerning the issuer may not be as current as for sponsored ADRs, EDRs and GDRs, and the prices of unsponsored ADRs, EDRs and GDRs may be more volatile than if such instruments were sponsored by the issuer. Investments in ADRs, EDRs and GDRs present the additional investment considerations of non-U.S. securities.
Debt Securities Generally
The Fund may invest in fixed income securities and other debt securities. Certain of these securities may be unrated by a recognized credit-rating agency or below investment grade, which are subject to greater risk of loss of principal and interest than higher-rated debt securities. The Fund may invest in debt securities which rank junior to other outstanding securities and obligations of the issuer, all or a significant portion of which may be secured by substantially all of that issuer’s assets. The Fund may invest in debt securities which are not protected by financial covenants or limitations on additional indebtedness. The Fund will therefore be subject to credit and liquidity risks, including the risk that the issuer of a debt security will be unable to pay interest or principal at the time called for by the instrument. In addition, the market for credit spreads is often inefficient and illiquid, making it difficult to accurately calculate discounting spreads for valuing financial instruments. Investment in a debt instrument will normally involve the assumption of interest rate risk.
Interest Rate Risk
Interest rate risk is the risk that fixed income securities and other instruments in the Fund’s portfolio will fluctuate in value because of a change in interest rates. Interest rate changes can be sudden and unpredictable, and the Fund may lose money as a result of movements in interest rates. The Fund may not be able to hedge against changes in interest rates or may choose not to do so for cost or other reasons. In addition, any hedges may not work as intended.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Interest Rate Risk (continued)
Fixed income securities with longer durations tend to be more sensitive to changes in interest rates, usually making them more volatile than securities with shorter durations. The values of equity and other non-fixed income securities may also decline due to fluctuations in interest rates. Inflation-indexed bonds, including Treasury Inflation-Protected Securities (“TIPS”), decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.
Dividend-paying equity securities, particularly those whose market price is closely related to their yield, may be more sensitive to changes in interest rates. During periods of rising interest rates, the values of such securities may decline and may result in losses to the Fund.
Variable and floating rate securities generally are less sensitive to interest rate changes but may decline in value if their interest rates do not rise as much, or as quickly, as interest rates in general. Conversely, floating rate securities will not generally increase in value if interest rates decline. Inverse floating rate securities may decrease in value if interest rates increase. Inverse floating rate securities may also exhibit greater price volatility than a fixed rate obligation with similar credit quality. When the Fund holds variable or floating rate securities, a decrease (or, in the case of inverse floating rate securities, an increase) in market interest rates will adversely affect the income received from such securities and the NAV of the Fund’s Shares.
A wide variety of factors can cause interest rates or yields of U.S. Treasury securities (or yields of other types of bonds) to rise, including, but not limited to, central bank monetary policies, changing inflation or real growth rates, general economic conditions, increasing bond issuances or reduced market demand for low yielding investments. Risks associated with changes in interest rates are heightened under certain market conditions, such as during times when the U.S. Federal Reserve (the “Federal Reserve”) raises interest rates or when such rates remain elevated following a period of historically low levels. Additionally, the U.S. and other governments have increased, and are likely to continue increasing, their debt issuances, which may also heighten these risks. There is the risk that the income generated by investments may not keep pace with inflation. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Periods of higher inflation could cause such authorities to raise interest rates, which may adversely affect the Fund and its investments. In addition, changes in monetary policy may exacerbate the risks associated with changing interest rates. Further, in market environments where interest rates are rising, issuers may be less willing or able to make principal and interest payments on fixed income investments when due.
Rising interest rates may result in a decline in value of the Fund’s fixed income investments and in periods of volatility. Further, while U.S. bond markets have steadily grown over the past three decades, dealer “market making” ability has remained relatively stagnant. As a result, dealer inventories of certain types of bonds and similar instruments, which provide a core indication of the ability of financial intermediaries to “make markets,” are at or near historic lows in relation to market size. Because market makers provide stability to a market through their intermediary services, the significant reduction in dealer inventories could potentially lead to decreased liquidity and increased volatility in the fixed income markets. Such issues may be exacerbated during periods of economic uncertainty. All of these factors, collectively and/or individually, could cause the Fund to lose value.
High Yield, Low-Rated or Unrated Securities
Investing in high yield fixed income securities may involve greater credit risk and considerations not typically associated with investing in US Government bonds and other higher quality fixed income securities. These securities are non-investment grade securities, often referred to as 'junk' bonds. Economic downturns may disrupt the high yield market and impair the ability of issuers to repay principal and interest.  Also, an increase in interest rates would likely have an adverse impact on the value of such obligations.  Moreover, high yield securities may be less liquid to the extent that there is no established secondary market.
Crypto Asset Risk
The Fund may seek exposure to crypto assets indirectly through investments in ETFs, exchange traded products (“ETPs”) and instruments including futures contracts and other derivative instruments. Crypto assets are highly volatile and may be subject to significant risks, including fraud, theft, regulatory uncertainty, and cybersecurity breaches. Crypto assets constitute an emerging asset class with a limited history, and exposure to crypto assets is subject to substantial risks, including significant price volatility and fraud and manipulation, which are generally more pronounced in the crypto asset market compared to traditional asset classes. The value of a crypto asset may be determined by a range of factors including supply and demand for such asset on centralized and decentralized trading platforms. Such platforms are often unregulated and may experience operational issues, market manipulation, or data inaccuracies. Additionally, regulation of crypto assets is still evolving, and changes in  laws or regulatory oversight could adversely affect

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Crypto Asset Risk (continued)
the value of cryptocurrency investments. The Fund’s exposure to crypto assets through ETPs also may result in additional risks, as these vehicles may not be registered under the 1940 Act, limiting shareholder protections.
Bank Debt, Participations and Assignments
The Fund may invest in bank debt, which includes interests in loans to companies or their affiliates undertaken to finance a capital restructuring or in connection with recapitalizations, acquisitions, leveraged buyouts, refinancings or other financially leveraged transactions and may include loans which are designed to provide temporary or bridge financing to a borrower pending the sale of identified assets, the arrangement of longer-term loans or the issuance and sale of debt obligations. The Fund may also invest in collateralized loan obligations, including interests on whole commercial, consumer and other loans and lease contracts. These loans, which may bear fixed or floating rates, have generally been arranged through private negotiations between a corporate borrower and one or more financial institutions (“Lenders”), including banks. The Fund’s investment may be in the form of participations in loans (“Participations”) or of assignments of all or a portion of loans from third parties (“Assignments”).
In certain cases, the rights and obligations acquired by the Fund through the purchase of an Assignment may differ from, and be more limited than, those held by the assigning selling institution. Assignments are sold strictly without recourse to the selling institutions, and the selling institutions will generally make no representations or warranties to the Fund about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans.
The Fund has the right to receive payments of principal, interest and any fees to which it is entitled only from the Lender selling the Participation and only upon receipt by the Lender of the payments from the borrower. In connection with purchasing Participations, the Fund generally will have no right to enforce compliance by the borrower with the terms of the loan agreement relating to the loan, nor any rights of set-off against the borrower, and the Fund may not benefit directly from any collateral supporting the loan in which it has purchased the Participations. Thus, the Fund assumes the credit risk of both the borrower and the Lender that is selling the Participations. In addition, in connection with purchasing Participations, the Fund generally will have no role in terms of negotiating or effecting amendments, waivers and consents with respect to the loans underlying the Participations. In the event of the insolvency of the Lender, the Fund may be treated as a general creditor of the Lender and may not benefit from any set-off between the Lender and the borrower.
Investments in participations and assignments involve additional risks, including the risk of nonpayment of principal and interest by the borrower, the risk that any loan collateral may become impaired and that the Fund may obtain less than the full value for the loan interests sold because they may be illiquid. Purchasers of loans depend primarily upon the creditworthiness of the borrower for payment of interest and repayment of principal. If scheduled interest or principal payments are not made, the value of the instrument may be adversely affected.
Investments in loans through direct assignment of a financial institution’s interests with respect to a loan may involve additional risks. For example, if a loan is foreclosed, the Fund could become part owner of any collateral, and would bear the costs and liabilities associated with owning and disposing of the collateral. In addition, it is conceivable that under emerging legal theories of lender liability, the Fund could be held liable as a co-lender.
A loan is often administered by a bank or other financial institution that acts as agent for all holders. The agent administers the terms of the loan, as specified in the loan agreement. Unless, under the terms of the loan or other indebtedness, the Fund has direct recourse against the borrower, the Fund may have to rely on the agent to apply appropriate credit remedies against a borrower. If assets held by the agent for the benefit of the Fund were determined to be subject to the claims of the agent’s general creditors, the Fund might incur certain costs and delays in realizing payment on the loan or loan participation and could suffer a loss of principal or interest.
Interests in loans are also subject to additional liquidity risks. Loans are generally subject to legal or contractual restrictions on resale. Loans are not currently listed on any securities exchange or automatic quotation system, but are traded by banks and other institutional investors engaged in loan syndication. As a result, no active market may exist for some loans, and to the extent a secondary market exists for other loans, such market may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods. Consequently, the Fund may have difficulty disposing of Assignments or Participations in response to a specific economic event such as deterioration in the creditworthiness of the borrower, which can result in a loss. In such market situations, it may be more difficult for the Fund to assign a value to Assignments or Participations when valuing the Fund’s securities and calculating its assets.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Use of Collateral
Collateral for private credit investments may include a wide range of assets. To the extent the Fund invests in loans based partly upon the adequacy of the borrower’s collateral, an incorrect valuation of such collateral may result in unforeseen losses. The inherent uncertainty of the value of collateral may result in values that differ significantly from the values that can ultimately be obtained for such collateral. Even if collateral is initially valued correctly, changes in market conditions, regulations or other circumstances, or changes directly related to such collateral, may materially adversely affect the value thereof. In addition, there can be no assurance that such collateral could be readily liquidated. In the event of bankruptcy of a borrower, the Fund could experience delays or limitations with respect to its ability to realize the benefits of the collateral securing an investment.
Under certain circumstances, collateral securing an investment may be released without the consent of the lender. Moreover, the lender’s security interest (with respect to investments in secured debt) may be unperfected for a variety of reasons, including the failure to make required filings by lenders and, as a result, the Fund may not have priority over other creditors as anticipated. First priority lien investments made by the lender may, in certain cases, provide a first priority lien over some, but not all, of the assets of the relevant borrower. The Fund may also invest in second-lien debt, high-yield securities, marketable and non-marketable common and preferred equity securities and other unsecured instruments each of which involves a higher degree of risk than senior first-lien secured debt, including the re-use and subsequent loss of collateral by the borrower. Furthermore, the Fund’s right to payment and its security interest, if any, may be subordinated to the payment rights and security interests of senior lenders (with respect to some or all of the assets of an issuer in which the Fund invests). Certain of these investments may have an interest-only payment schedule, with the principal amount remaining outstanding and at risk until the maturity of the investment. In such cases, the ability of the issuer to repay the principal in respect of the Fund’s investment may be dependent upon a liquidity event or the long-term success of the company, the occurrence of which is uncertain.
The terms of any derivative hedging arrangements entered into by the Fund may provide that related collateral given to, or received by, the Fund may be pledged, lent, re-hypothecated or otherwise re-used by the collateral taker for its own purposes. If collateral received by the Fund is reinvested or otherwise re-used, the Fund is exposed to the risk of loss on that investment. Should such a loss occur, the value of the collateral will be reduced and the Fund will have less protection if the counterparty defaults. Similarly, if the counterparty reinvests or otherwise re-uses collateral received from the Fund and suffers a loss as a result, it may not be in a position to return that collateral to the Fund should the relevant transaction complete, be unwound or otherwise terminate and the Fund is exposed to the risk of loss of the amount of collateral provided to the counterparty.
Loans
Loan interests generally are subject to restrictions on transfer, and the Fund may be unable to sell loan interests at a time when it may otherwise be desirable to do so or may be able to sell them only at prices that are less than what the Fund regards as their fair market value. Accordingly, loan interests may at times be illiquid. Loan interests may be difficult to value and may have extended settlement periods, which expose the Fund to the risk that the receipt of principal and interest payments may be delayed until the loan interest settles.
Interests in secured loans have the benefit of collateral and, typically, of restrictive covenants limiting the ability of the borrower to further encumber its assets. There is a risk that the value of any collateral securing a loan in which the Fund has an interest may decline and that the collateral may not be sufficient to cover the amount owed on the loan. In most loan agreements there is no formal requirement to pledge additional collateral. In the event the borrower defaults, the access to the collateral may be limited or delayed by bankruptcy or other insolvency laws. In addition, if a secured loan is foreclosed, the Fund would likely bear the costs and liabilities associated with owning and disposing of the collateral. The collateral may be difficult to sell and the Fund would bear the risk that the collateral may decline in value.
The Fund may acquire a loan interest by obtaining an assignment of all or a portion of the interests in a particular loan that are held by an original lender or a prior assignee. As an assignee, the Fund normally will succeed to all rights and obligations of its assignor with respect to the portion of the loan that is being assigned. However, the rights and obligations acquired by the purchaser of a loan assignment may differ from, and be more limited than, those held by the original lenders or the assignor.
In general, the secondary trading market for loans is not well developed. No active trading market may exist for certain senior secured loans, which may make it difficult to value them. Illiquidity and adverse market conditions may mean that the Fund may not be able to sell loans quickly or at a fair price. To the extent that a secondary market does exist for certain loans, the market for them may be subject to irregular trading activity, wide bid/ask spreads and extended trade settlement periods.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Other Lending Risks
The value of investments in loans may be detrimentally affected to the extent a borrower defaults on its obligations, there is insufficient collateral and/or there are extensive legal and other costs incurred in collecting on a defaulted loan. The Adviser may attempt to minimize this risk by maintaining low loan-to-liquidation values with a loan and the collateral underlying the loan. However, there can be no assurance that the value assigned by the Adviser to collateral underlying a loan can be realized upon liquidation, nor can there be any assurance that collateral will retain its value. In addition, some loans may be supported, in whole or in part, by personal guarantees made by the borrower or a relative, or guarantees made by a corporation affiliated with the borrower. The amount realizable with respect to a loan may be detrimentally affected if a guarantor fails to meet its obligations under the guarantee. Moreover, the value of collateral supporting loans may fluctuate. In addition, active lending/origination by the Fund may subject it to additional regulation, as well as possible adverse tax consequences to investors therein. There is no assurance that the Adviser will be able to sufficiently minimize such risk. Finally, there may be a monetary, as well as a time cost involved in collecting on defaulted loans and, if applicable, taking possession of and subsequently liquidating various types of collateral.
Assignments
The purchaser of an assignment of an interest in a loan typically succeeds to all the rights and obligations of the assigning selling institution and becomes a lender under the loan agreement with respect to that loan. Assignments are, however, arranged through private negotiations between assignees and assignors and in certain cases the rights and obligations acquired by the purchaser of an assignment may differ from, and be more limited than, those held by the assigning selling institution.
Assignments are sold strictly without recourse to the selling institutions and the selling institutions will generally make no representations or warranties about the underlying loan, the borrowers, the documentation of the loans or any collateral securing the loans. In addition, the Fund will be bound by the provisions of the underlying loan agreements, if any, that require the preservation of the confidentiality of information provided by the borrower. Because of certain factors including confidentiality provisions, the unique and customized nature of the loan agreement and the private syndication of the loan, loans are not purchased or sold as easily as are publicly traded securities.
Prepayment
Prepayments on loans may be caused by a variety of factors which are often difficult to predict. Consequently, there exists a risk that loans purchased at a price greater than par may experience a capital loss as a result of such a prepayment. When credit market conditions become more attractive to obligors, the rate of prepayment of the Fund’s assets would be expected to increase as obligors refinance to take advantage of such improved conditions, which may negatively impact the Fund.
Maturity
The Fund may invest in loans for which most or all of the principal is due at maturity. The ability of the obligor(s) under such loan to make such a large payment upon maturity typically depends upon its ability to refinance the loan prior to maturity. The ability of an obligor to consummate a refinancing will be affected by many factors, including the availability of financing at acceptable rates to such obligor, the financial condition of such obligor, the marketability of the collateral (if any) securing such loan, the operating history of the obligor and related businesses, tax laws and prevailing general economic conditions. Additionally, middle market obligors generally have more limited access to capital and higher funding costs, may be in a weaker financial position, may need more capital to expand or compete, and may be unable to obtain financing from public capital markets or from more traditional sources, such as commercial banks. Consequently, such obligor may not have the ability to repay the loan at maturity and, unless it is able to refinance such loan, it could default in payment at maturity, which could result in losses to the Fund.
Significant numbers of obligors are expected to need to refinance their debt over the next few years, and significant numbers of collateralized loan obligation transactions (historically an important source of funding for loans) have reached or are close to reaching the end of their reinvestment periods or the final maturities of their own debt. As a result, there could be significant pressure on the ability of obligors to refinance their debt over the next few years unless a significant volume of new collateralized loan obligation transactions or other sources of funding develop. If such sources of funding do not develop, significant defaults could occur, and there could be downward pressure on the prices and markets for debt instruments, including assets held by the Fund.
Collateralized Loan Obligations
The Fund may invest in collateralized loan obligations (“CLOs”) and other similarly structured investments. In the case of most CLOs, the structured finance securities are issued in multiple tranches, offering investors various maturity and credit risk characteristics, often categorized as senior, mezzanine and subordinated/equity according to their degree of risk. If there are defaults or the relevant

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Collateralized Loan Obligations (continued)
collateral otherwise underperforms, scheduled payments to senior tranches of such securities take precedence over those of mezzanine tranches, and scheduled payments to mezzanine tranches have a priority in right of payment to subordinated/equity tranches. The riskiest portion is the “equity” tranche which bears the bulk of defaults from the collateral and serves to protect the other, more senior tranches from default in all but the most severe circumstances. Because it is partially protected from defaults, a senior tranche from a CLO trust typically has higher ratings and lower yields than its underlying collateral and may be rated investment grade. Despite the protection from the equity and mezzanine tranches, more senior tranches of CLOs can experience losses due to actual defaults, increased sensitivity to defaults due to collateral default and disappearance of more subordinate tranches, market anticipation of defaults, as well as aversion to CLO securities as a class.
In light of the above, CLOs may therefore present risks similar to those of other types of debt obligations and, in fact, such risks may be of greater significance in the case of CLOs depending upon the Fund’s ranking in the capital structure. In certain cases, losses may equal the total amount of the Fund’s principal investment. Investments in structured vehicles involve risks, including credit risk and market risk. Changes in interest rates and credit quality may cause significant price fluctuations.
In addition to the general risks associated with investing in debt securities and asset-backed securities, CLO securities carry additional risks, including: (1) the possibility that distributions from collateral assets will not be adequate to make interest or other payments; (2) the quality of the collateral may decline in value or default; (3) the Fund may invest in tranches of a CLO that are subordinate to other classes; and (4) the complex structure of a particular security may not be fully understood at the time of investment and may produce disputes with the issuer or unexpected investment results. Additionally, changes in the collateral held by a CLO may cause payments on the instruments held by the Fund to be reduced, either temporarily or permanently. CLOs also may be subject to prepayment risk. Further, the performance of a CLO may be adversely affected by a variety of factors, including the security’s priority in the capital structure of the issuer thereof, the availability of any credit enhancement, the level and timing of payments and recoveries on and the characteristics of the underlying receivables, loans or other assets that are being securitized, remoteness of those assets from the originator or transferor, the adequacy of and ability to realize upon any related collateral and the capability of the servicer of the securitized assets. There are also the risks that the trustee of a CLO does not properly carry out its duties to the CLO, potentially resulting in loss to the CLO. In addition, the complex structure of the security may produce unexpected investment results, especially during times of market stress or volatility.
TBA Commitments
TBA commitments involve a risk of loss if the value of the security to be purchased or sold declines or increases, respectively, prior to settlement date. Entering into TBAs also involves counterparty risk, which may be higher for this type of security due to the longer settlement period.
Investing through Special Purpose Entities
The Fund may acquire or hold interests in one or more entities formed in various U.S. and non-U.S. jurisdictions in order to administer certain tax filings or for other regulatory purposes (each such entity, a “Special Purpose Entity”). Investing through Special Purpose Entities, and in particular non-U.S. Special Purpose Entities, involves additional risks and special considerations beyond those typically associated with making investments directly. Such risks may include: (i) nationalization, expropriation of assets or confiscatory taxation; (ii) greater controls on foreign investment and limitations on repatriation of invested capital and on the ability to exchange local currencies for USD; and (iii) increased likelihood of governmental involvement and control. The cost of establishing and maintaining any such Special Purpose Entity, which may be substantial, will typically be borne by the Fund.
Other Investment Companies
The Fund may invest in the securities of other investment companies to the extent that such investments are consistent with the Fund’s investment objective and permissible under the 1940 Act. Under one provision of the 1940 Act, the Fund may not acquire the securities of other investment companies if, as a result, (i) more than 10% of the Fund’s total assets would be invested in securities of other investment companies, (ii) such purchase would result in more than 3% of the total outstanding voting securities of any one investment company being held by the Fund or (iii) more than 5% of the Fund’s total assets would be invested in any one investment company. In some instances, the Fund may invest in an investment company in excess of these limits. For example, the Fund may invest in other registered investment companies, such as mutual funds, closed-end funds and ETFs, and in business development companies in excess of the statutory limits imposed by the 1940 Act in reliance on Rule 12d1-4 under the 1940 Act. These investments would be subject to the applicable conditions of Rule 12d1-4, which in part would affect or otherwise impose certain limits on the investments and operations of the underlying fund. Accordingly, if the Fund serves as an “underlying fund” to another investment company, the Fund’s

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Other Investment Companies (continued)
ability to invest in other investment companies, private funds and other investment vehicles may be limited and, under these circumstances, the Fund’s investments in other investment companies, private funds and other investment vehicles will be consistent with applicable law and/or exemptive relief obtained from the SEC. The Fund, as a holder of the securities of other investment companies, will bear its pro rata portion of the other investment companies’ expenses, including advisory fees. These expenses will be in addition to the direct expenses incurred by the Fund.
Risks Associated with the Fund and the Adviser

Non-Diversified Status
The Fund is a “non-diversified” investment company for purposes of the 1940 Act, which means that it is not subject to percentage limitations under the 1940 Act on the percentage of its assets that may be invested in the securities of any one issuer. The Fund’s NAV may therefore be subject to greater volatility than that of an investment company that is subject to such a limitation on diversification. In addition, while the Fund is a “non-diversified” fund for purposes of the 1940 Act, the Fund intends to maintain its qualification to be treated as a RIC under the Code. To qualify as a RIC under the Code, the Fund must, among other things, diversify its holdings so that, at the end of each quarter of each taxable year, (A) at least 50% of the market value of the Fund’s assets is represented by cash, cash items, U.S. government securities, securities of other regulated investment companies and other securities, with such other securities of any one issuer limited for the purposes of this calculation to an amount not greater than 5% of the value of the Fund’s total assets and 10% of the outstanding voting securities of such issuer and (B) not more than 25% of the market value of the Fund’s total assets is invested in the securities (other than U.S. government securities and the securities of other regulated investment companies) of (1) any one issuer, (2) any two or more issuers that the Fund controls and that are determined to be engaged in the same business or similar or related trades or businesses, or (3) any one or more “qualified publicly traded partnerships.”
Systems and Operational
The Fund depends on the Adviser to develop and implement appropriate systems for the Fund’s activities. The Fund relies heavily and on a daily basis on financial, accounting and other data processing systems to execute, clear and settle transactions across numerous and diverse markets and to evaluate certain securities, to monitor its portfolio and capital, and to generate risk management and other reports that are critical to oversight of the Fund’s activities. Certain of the Fund’s and the Adviser’s activities will be dependent upon systems operated by third parties, including prime brokers, the Administrator, market counterparties and other service providers, and the Adviser may not be in a position to verify the risks or reliability of such third-party systems. Failures in the systems employed by the Adviser, prime brokers, Administrator, counterparties, exchanges and similar clearance and settlement facilities and other parties could result in mistakes made in the confirmation or settlement of transactions, or in transactions not being properly booked, evaluated or accounted for. Disruptions in the Fund’s operations may cause the Fund to suffer, among other things, financial loss, the disruption of its business, liability to third parties, regulatory intervention or reputational damage. Any of the foregoing failures or disruptions could have a material adverse effect on the Fund and investors’ investments therein.
Additionally, exchanges and securities markets may close early, close late or issue trading halts on specific securities or generally, which may result in, among other things, the Fund being unable to buy or sell certain securities or financial instruments at an advantageous time or accurately price its portfolio investments. In addition, the Fund may rely on various third-party sources to calculate its NAV. As a result, they are subject to certain operational risks associated with reliance on service providers and service providers’ data sources. Errors or systems failures and other technological issues may adversely impact or delay the Fund’s calculation of its NAV, and such NAV calculation issues may continue over extended periods. The Fund may be unable to recover any losses associated with such failures.
Fundamental Analysis
Investment decisions will be based on fundamental analysis. In fundamental analysis, securities are selected based upon research and analysis of a variety of factors. Data on which fundamental analysis relies may be inaccurate or may be generally available to other market participants. Fundamental market information is subject to interpretation. To the extent that the Adviser misinterprets the meaning of certain data, the Fund may incur losses.
Investment and Due Diligence Process
Before making investments, the Adviser will conduct due diligence that it deems reasonable and appropriate based on the facts and circumstances applicable to each investment. When conducting due diligence, the Adviser may be required to evaluate important and complex business, financial, tax, accounting and legal issues. When conducting due diligence and making an assessment regarding an investment, the Adviser will rely on the resources reasonably available to it, which in some circumstances whether or not known to the

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Investment and Due Diligence Process (continued)
Adviser at the time, may not be sufficient, accurate, complete or reliable. Due diligence may not reveal or highlight matters that could have a material adverse effect on the value of an investment.
Shares Not Listed; No Market for Shares
The Fund has been organized as a closed-end management investment company. Closed-end funds differ from open-end management investment companies (commonly known as mutual funds) because investors in a closed-end fund do not have the right to redeem their shares on a daily basis. Unlike most closed-end funds, which typically list their shares on a securities exchange, the Fund does not currently intend to list the Shares for trading on any securities exchange, and the Fund does not expect any secondary market to develop for the Shares in the foreseeable future. Therefore, an investment in the Fund, unlike an investment in a typical closed-end fund, is not a liquid investment.
Closed-End Interval Fund; Liquidity
The Fund is a non-diversified, closed-end management investment company structured as an “interval fund” and designed primarily for long-term investors. The Fund is not intended to be a typical traded investment. There is no secondary market for the Fund’s Shares and the Fund expects that no secondary market will develop. An investor should not invest in the Fund if the investor needs a liquid investment. Closed-end funds differ from open-end management investment companies, commonly known as mutual funds, in that investors in a closed-end fund do not have the right to redeem their shares on a daily basis at a price based on NAV. Although the Fund, as a fundamental policy, will make quarterly offers to repurchase between 5% and 25% of its outstanding Shares at NAV, the number of Shares tendered in connection with a repurchase offer may exceed the number of Shares the Fund has offered to repurchase, in which case not all of your Shares tendered in that offer will be repurchased. Hence, you may not be able to sell your Shares when and/or in the amount that you desire.
Competition for Investment Opportunities
The Fund competes for investments with other closed-end funds and investment funds, as well as traditional financial services companies such as commercial banks and other sources of funding. Moreover, alternative investment vehicles, such as hedge funds, have begun to invest in areas in which they have not traditionally invested. As a result of these new entrants, competition for investment opportunities may intensify. Many of the Fund’s competitors are substantially larger and may have considerably greater financial, technical and marketing resources than the Fund. For example, some competitors may have a lower cost of capital and access to funding sources that are not available to the Fund. In addition, some of the Fund’s competitors may have higher risk tolerances or different risk assessments than it has. These characteristics could allow the Fund’s competitors to consider a wider variety of investments, establish more relationships and pay more competitive prices for investments than it is able to do. The Fund may lose investment opportunities if it does not match its competitors’ pricing. If the Fund is forced to match its competitors’ pricing, it may not be able to achieve acceptable returns on its investments or may bear substantial risk of capital loss. A significant increase in the number and/or the size of the Fund’s competitors could force it to accept less attractive investment terms. Furthermore, many of the Fund’s competitors have greater experience operating under, or are not subject to, the regulatory restrictions that the 1940 Act imposes on it as a closed-end fund.
The Adviser and/or its affiliates and portfolio manager may determine that an investment is appropriate both for the Fund and for one or more other funds or accounts. In such event, depending on the availability of such investment and other appropriate factors, the Adviser may determine that the Fund should invest on a side-by-side basis with one or more other funds. The Fund may make all such investments subject to compliance with applicable laws and regulations and interpretations thereof by the SEC and its staff. In certain circumstances, negotiated co-investments may be made only if an exemptive order has been received from the SEC permitting such investment.
Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly
The Adviser has established, and may continue to establish, additional companies, partnerships or other entities, pooled investment vehicles for multiple investors, funds, separate accounts, or other entities that may have, in whole or in part, investment objectives and strategies that may be similar to or overlap with those of the Fund (collectively, “Other Investment Vehicles”). The Fund may at times compete with the Other Investment Vehicles for certain investments. The returns and investor liquidity terms of each of the Other Investment Vehicles will likely differ materially from those of the Fund.
The results of the investment activities of the Fund may differ significantly from the results achieved by the Adviser for its own benefit and from the results achieved by Other Investment Vehicles based on the investment strategies employed by such investors.

Wellington Global Multi-Strategy Fund
Notes to Consolidated Financial Statements (Unaudited) (continued)
April 30, 2026
Investment Performance of the Fund and Other Investment Vehicles May Vary Significantly (continued)
Subject to applicable law, including the 1940 Act, Other Investment Vehicles may invest alongside the Fund. In allocating any investment opportunities, the Adviser will take into account numerous factors, including factors specific only to such Other Investment Vehicles, in accordance with applicable policies and procedures. Any such investments made alongside the Fund may or may not be in proportion to the relevant commitments of the investing parties and, subject to applicable law, may involve different terms and fee structures than those of the Fund. As a result, investment returns may vary materially among the Fund and Other Investment Vehicles that invest alongside the Fund. In certain circumstances, negotiated co-investments may be made only if the Fund has received an exemptive order from the SEC permitting such investment. The Fund and the Adviser intend to seek such an exemptive order, which may or may not be granted. This could reduce the amount of transactions in which the Fund can participate and make it more difficult for the Fund to implement its investment objectives.
12.  New accounting pronouncement

In this reporting period, the Fund adopted Financial Accounting Standards Board Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosure only and did not affect the Fund’s financial position or the results of its operations. The Board of Trustees of the Adviser acts as the Fund’s chief operating decision maker (the CODM), assessing performance and making decisions about resource allocation. The Fund represents a single operating segment, as the CODM monitors and assesses the operating results of the Fund as a whole, and the Fund’s long-term strategic asset allocation is managed in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the portfolio management team.  Segment assets are reflected in the Consolidated Statement of Assets and Liabilities as “Total assets”, which consists primarily of total investments at value. The financial information, including the measurement of profit and loss and significant expenses, provided to and reviewed by the CODM is consistent with that presented within the Consolidated Statement of Operations, which includes “Net increase (decrease) in net assets resulting from operations”, Consolidated Statement of Changes in Net Assets, which includes “Net increase (decrease) in net assets from capital transactions”, and Consolidated Financial Highlights, which includes total return and income and expense ratios.
13.  Subsequent Events

Events or transactions occurring after period end through the date of issuance of the consolidated financial statements have been evaluated by the Adviser in the preparation of the consolidated financial statements and no items were noted requiring additional disclosure or adjustment.

Wellington Global Multi-Strategy Fund
Additional Information (Unaudited)
April 30, 2026
Proxy Voting Information
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities and information regarding how the Fund voted proxies during the most recent 12-month period ended June 30, is available upon request without charge by calling 1-888-287-3403, on the Fund’s website at
www.wellington.com/en-us/intermediary/funds/global-multi-strategy-fund and on the SEC’s website at www.sec.gov.
Corporate Information
Trustees
Molly K. Shannon, Chair
Andra Bolotin
F. William NcNabb III
Thomas Papas
Investment Adviser
Wellington Management Company LLP
280 Congress Street
Boston, MA 02110
Administrator
Wellington Fund Services LLC
280 Congress Street
Boston, MA 02110
Transfer Agent
State Street Bank and Trust Company
1776 Heritage Way
Quincy, MA 02171
Legal Counsel
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
101 Seaport Boulevard
Boston, MA 02110

(b)	Not applicable

Item 2. Code of Ethics.

(a)	Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Experts.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments is included within the Report filed under Item 1(a) of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	Not applicable.

(b)	Not applicable.

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Not applicable.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable for semi-annual reports.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

(a)	Not applicable for semi-annual reports.

(b)	Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the Fund’s Board during the period covered by this Form N-CSR filing.

Item 16. Controls and Procedures.

(a)	The Fund’s principal executive and principal financial officers have concluded, based on their evaluation of the Fund’s disclosure controls and procedures as of a date within 90 days of the filing date of this Report, that the Fund’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c)) are effective.

(b)	There were no changes in the Fund’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this Report that have materially affected, or are reasonably likely to materially affect, the Fund’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Not applicable for semi-annual reports.

(a)(2)	Not applicable for semi-annual reports.

(a)(3)	The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	The certifications by the registrant’s principal executive officer and principal financial officer as required by Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wellington Global Multi-Strategy Fund
(Registrant)

By:	/s/ Carm Taglione
Carm Taglione
President and Principal Executive Officer

Date:	July 2, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Carm Taglione
Carm Taglione
President and Principal Executive Officer

Date:	July 2, 2026

By:	/s/ Matthew Bowser
Matthew Bowser
Treasurer and Principal Financial Officer

Date:	July 2, 2026

EXHIBIT INDEX

Exhibit No.	Description of Exhibit
19(a)(3)	Section 302 N-CSR Certification of Principal Executive Officer
19(a)(3)	Section 302 N-CSR Certification of Principal Financial Officer
19(b)	Section 906 N-CSR Certification of Principal Executive Officer and Principal Financial Officer